As filed with the SEC on August 27, 2010.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07674
TRANSAMERICA PARTNERS FUNDS GROUP
Investment Company Act file number: 811-07495
TRANSAMERICA PARTNERS FUNDS GROUP II
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: December 31
Date of reporting period: January 1, 2010 — June 30, 2010

TRANSAMERICA PARTNERS FUNDS GROUP

TRANSAMERICA
ASSET ALLOCATION FUNDS

Semi-Annual Report

June 30, 2010

International Equity
Small Growth
Small Core
Small Value
Mid Growth
Mid Value
Large Growth
Large Core
Stock Index
Large Value
Balanced
High Yield Bond
Core Bond
Inflation-Protected Securities
High Quality Bond
Money Market
Long Horizon
Intermediate/Long Horizon
Intermediate Horizon
Short/Intermediate Horizon
Short Horizon

This report is not to be construed as an offering for sale of any shares of the Transamerica Partners Funds Group or the Transamerica Asset Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.
This is a combined semi-annual report for the Transamerica Partners Funds Group and the Transamerica Asset Allocation Funds.

Proxy Voting Policies and Procedures
A description of the proxy voting policies and procedures for the Funds, is included in the Statement of Additional Information, which is available without charge, upon request: (i) by calling 1-888-233-4339; (ii) on the Funds’ website at www.transamericafunds.com or (iii) on the SEC’s website at www.sec.gov. In addition, the Funds and the underlying Transamerica Partners Portfolios in which they invest are required to file Form N-PX, with their complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2010 is available without charge, upon request.
Quarterly Portfolios
Transamerica Partners Portfolios and the Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Form N-Q is available on the SEC’s website at www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-888-233-4339.

Dear Fellow Shareholder,
On behalf of Transamerica Partners Funds Group and Transamerica Asset Allocation Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.
This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.
We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report. During the past six months, markets have oscillated as investor sentiment has shifted from optimism regarding economic recovery to concern over global government debt levels and high unemployment rates. After an initial sell-off in January, the equity markets generally exhibited positive results until a sharp sell-off was triggered in May based in part on concerns regarding European government debt, particularly in Greece. Fixed-income markets have generally fared better than equities, although there has been a modest flight to quality within the fixed-income markets which has resulted in some sell-off in more credit-sensitive sectors. Given concerns over European debt levels and the ultimate strength of a global economic recovery, the U.S. dollar has strengthened in a flight to quality versus the Euro and British Pound Sterling, while weakening against the Japanese Yen. Oil prices have remained in a trading range for the past six months. The Federal Reserve continues to keep the federal funds rate in a range of 0%-0.25% in an effort to support the economy. Year-to-date, equities have struggled to produce any gains while fixed-income sectors have generally produced modestly positive results. For the six months ending June 30, 2010, the Dow Jones Industrial Average returned (5.00%), the Standard & Poor’s 500 Index returned (6.65%), and the Barclays U.S. Capital Aggregate Bond Index returned 5.33%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.
In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.
Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.
Sincerely,

John K. Carter	Christopher A. Staples
Chairman of the Board, President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Partners Funds Group	Transamerica Partners Funds Group
and Transamerica Asset Allocation Funds	and Transamerica Asset Allocation Funds

Understanding Your Funds’ Expenses
(unaudited)
SHAREHOLDER EXPENSES
As a shareholder in a mutual fund invested in a corresponding Series of Transamerica Partners Portfolios or Master Portfolio (“MP”), you will bear the ongoing costs of managing the corresponding Series in which your fund invests (such as the investment advisor’s fee and other expenses). You will also bear the cost of operating the mutual fund (such as distribution fees, administrative fees, and other expenses).
The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until
June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.
Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees. Examples of such expenses are fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
	Beginning	Ending Account	Expenses Paid	Ending Account	Expenses Paid	Annualized
Fund Name	Account Value	Value	During Period (a)	Value	During Period (a)	Expense Ratio (c)
Transamerica Partners Money Market	$1,000.00	$1,000.00	$1.34	$1,023.46	$1.35	0.27%
Transamerica Partners High Quality Bond	1,000.00	1,023.50	4.92	1,019.93	4.91	0.98
Transamerica Partners Inflation-Protected Securities	1,000.00	1,040.40	5.01	1,019.89	4.96	0.99
Transamerica Partners Core Bond	1,000.00	1,059.50	4.95	1,019.98	4.86	0.97
Transamerica Partners High Yield Bond	1,000.00	1,045.90	5.58	1,019.34	5.51	1.10
Transamerica Partners Balanced	1,000.00	986.20	5.42	1,019.34	5.51	1.10
Transamerica Partners Large Value	1,000.00	940.70	4.81	1,019.84	5.01	1.00
Transamerica Partners Stock Index	1,000.00	931.30	3.11	1,021.57	3.26	0.65
Transamerica Partners Large Core	1,000.00	915.60	5.46	1,019.09	5.76	1.15
Transamerica Partners Large Growth	1,000.00	920.40	5.90	1,018.65	6.21	1.24
Transamerica Partners Mid Value	1,000.00	960.60	6.08	1,018.60	6.26	1.25
Transamerica Partners Mid Growth	1,000.00	962.70	6.57	1,018.10	6.76	1.35
Transamerica Partners Small Value	1,000.00	976.70	7.35	1,017.36	7.50	1.50
Transamerica Partners Small Core	1,000.00	1,000.00	7.24	1,017.55	7.30	1.46
Transamerica Partners Small Growth	1,000.00	970.00	7.57	1,017.11	7.75	1.55
Transamerica Partners International Equity	1,000.00	912.20	6.64	1,017.85	7.00	1.40

(a)	Expenses are equal to each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Ratio reflects the expenses of both the fund and its corresponding Series Portfolio or MP.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Statements of Assets and Liabilities
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

			Inflation-
		High Quality	Protected
	Money Market	Bond	Securities	Core Bond	High Yield Bond	Balanced

Assets:
Investments in Series Portfolios/MP, at value(a)	$406,906	$90,006	$108,680	$429,300	$113,216	$43,443
Receivables:
Shares of beneficial interest sold	26,120	10	12	259	49	10
Fee reimbursements	194	—	—	—	7	2
Other	6	5	3	—	3	—

	433,226	90,021	108,695	429,559	113,275	43,455

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	24,124	3,697	3,875	8,800	2,871	767
Administration/Advisory fees(b)	111	24	30	117	31	12
Distribution fees	92	20	25	97	26	10
Registration fees	1	1	1	4	1	1
Audit and tax fees	8	8	8	6	8	11
Printing and shareholder reports fees	43	15	14	64	22	7
Other	5	2	2	3	2	1

	24,384	3,767	3,955	9,091	2,961	809

Net assets	$408,842	$86,254	$104,740	$420,468	$110,314	$42,646

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	409,050	91,533	108,461	433,400	136,962	62,101
Undistributed (accumulated) net investment income (loss)	(2)	32	(193)	459	626	(20)
(Accumulated) net realized (loss) allocated from Series Portfolios/MP(a)	(206)	(5,197)	(5,349)	(11,682)	(27,952)	(12,508)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP(a)	—	(114)	1,821	(1,709)	678	(6,927)

Net assets	$408,842	$86,254	$104,740	$420,468	$110,314	$42,646

Shares outstanding	38,538	7,411	9,236	32,820	13,441	3,491
Net asset value per share	$10.61	$11.64	$11.34	$12.81	$8.21	$12.21

	Large Value	Stock Index	Large Core	Large Growth	Mid Value	Mid Growth

Assets:
Investments in Series Portfolios/MP, at value(a)	$261,676	$296,346	$82,073	$245,683	$167,291	$63,485
Receivables:
Shares of beneficial interest sold	60	142	27	101	83	21
Fee reimbursements	13	7	5	—	4	1
Other	5	—	5	5	6	4

	261,754	296,495	82,110	245,789	167,384	63,511

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	10,063	656	3,714	7,150	930	823
Administration/Advisory fees(b)	76	98	24	72	48	19
Distribution fees	63	70	20	60	40	16
Registration fees	5	3	1	2	1	1
Audit and tax fees	7	8	8	3	8	8
Printing and shareholder reports fees	54	53	19	45	43	11
Other	4	7	2	3	1	1

	10,272	895	3,788	7,335	1,071	879

Net assets	$251,482	$295,600	$78,322	$238,454	$166,313	$62,632

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	544,796	426,782	169,567	332,329	273,879	78,127
Undistributed (accumulated) net investment income (loss)	91	185	21	(65)	109	(406)
(Accumulated) net realized (loss) allocated from Series Portfolios/MP(a)	(239,613)	(76,364)	(49,465)	(102,340)	(119,634)	(18,142)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP(a)	(53,792)	(55,003)	(41,801)	8,530	11,959	3,053

Net assets	$251,482	$295,600	$78,322	$238,454	$166,313	$62,632

Shares outstanding	18,913	36,911	5,229	15,675	16,405	7,819
Net asset value per share	$13.30	$8.01	$14.98	$15.21	$10.14	$8.01
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Statements of Assets and Liabilities (continued)
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

				International
	Small Value	Small Core	Small Growth	Equity

Assets:
Investments in Series Portfolios/MP, at value(a)	$32,628	$91,970	$35,958	$202,171
Receivables:
Shares of beneficial interest sold	4	30	7	54
Fee reimbursements	— (c)	— (c)	—	—
Other	7	6	—	4

	32,639	92,006	35,965	202,229

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	778	3,082	783	5,263
Administration/Advisory fees(b)	10	26	11	60
Distribution fees	8	22	9	48
Registration fees	1	1	2	1
Audit and tax fees	8	8	8	8
Printing and shareholder reports fees	4	16	5	40
Other	2	2	1	3

	811	3,157	819	5,423

Net assets	$31,828	$88,849	$35,146	$196,806

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	53,626	202,269	48,735	352,173
Undistributed (accumulated) net investment income (loss)	30	(152)	(269)	8
(Accumulated) net realized (loss) allocated from Series Portfolios/MP(a)	(21,129)	(81,219)	(13,421)	(213,354)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP(a)	(699)	(32,049)	101	57,979

Net assets	$31,828	$88,849	$35,146	$196,806

Shares outstanding	3,797	6,016	3,290	22,798
Net asset value per share	$8.38	$14.77	$10.68	$8.63

(a)	Master Portfolio (“MP”) applies only to Stock Index.

(b)	Advisory fees only apply to Stock Index.

(c)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Statements of Operations
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

			Inflation-
		High Quality	Protected
	Money Market	Bond	Securities	Core Bond	High Yield Bond	Balanced

Net investment income (loss) allocated from Series Portfolios:
Interest income	$546	$1,896	$1,799	$10,701	$9,197	$428
Dividend income	—	—	—	4	23	288
Securities lending income (net)	—	2	— (a)	4	— (a)	2
Withholding taxes on foreign income	—	—	— (a)	—	—	— (a)
Expenses (net of reimbursement)	(557)	(204)	(241)	(980)	(556)	(116)

	(11)	1,694	1,558	9,729	8,664	602

Expenses:
Administration/Advisory fees(b)	610	162	184	763	288	69
Distribution fees	508	135	153	635	240	57
Registration	14	9	6	17	6	5
Audit and tax	6	6	6	6	6	7
Legal	4	1	1	5	2	1
Trustee and CCO	7	2	2	9	3	1
Fund accounting	5	5	5	5	5	5
Printing and shareholder reports	24	7	8	29	11	4
Other	5	1	2	8	2	1

Total expenses	1,183	328	367	1,477	563	150

Expenses reimbursed/waived	(1,192)	—	—	—	(62)	(11)

Net expenses	(9)	328	367	1,477	501	139

Net investment income (loss)	(2)	1,366	1,191	8,252	8,163	463

Net realized and unrealized gain (loss) on investments:
Net realized gain allocated from Series Portfolios/MP(c)	2	478	3,222	10,289	2,142	90
Change in net unrealized appreciation (depreciation) allocated from Series Portfolios/MP(c)	—	644	362	10,932	(258)	(1,004)

Net realized and unrealized gain (loss)	2	1,122	3,584	21,221	1,884	(914)

Net increase (decrease) In net assets resulting from operations	$—	$2,488	$4,775	$29,473	$10,047	$(451)

	Large Value	Stock Index	Large Core	Large Growth	Mid Value	Mid Growth

Net investment income (loss) allocated from Series Portfolios:
Interest income	$— (a)	$14	$— (a)	$— (a)	$— (a)	$— (a)
Dividend income	3,859	4,145	1,059	1,994	2,767	176
Securities lending income (net)	24	66	12	23	36	6
Withholding taxes on foreign income	(1)	—	(3)	(20)	(4)	(1)
Expenses (net of reimbursement)	(813)	(109)	(322)	(1,023)	(1,171)	(325)

	3,069	4,116	746	974	1,628	(144)

Expenses:
Administration/Advisory fees(b)	512	768	150	471	511	131
Distribution fees	427	549	125	392	426	109
Registration	17	11	5	14	11	9
Audit and tax	6	6	6	7	6	6
Legal	4	4	1	3	3	1
Trustee and CCO	6	7	2	5	5	1
Fund accounting	5	6	5	5	5	5
Printing and shareholder reports	24	25	7	20	20	6
Other	5	5	1	7	4	1

Total expenses	1,006	1,381	302	924	991	269
Expenses reimbursed/waived	(112)	(64)	(49)	—	(32)	(6)

Net expenses	894	1,317	253	924	959	263

Net investment income (loss)	2,175	2,799	493	50	669	(407)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) allocated from Series Portfolios/MP(c)	24,892	(16,005)	2,769	22,106	12,099	8,801
Change in net unrealized (depreciation) allocated from Series Portfolios/MP(c)	(40,670)	(4,717)	(10,474)	(41,291)	(8,105)	(9,575)

Net realized and unrealized gain (loss)	(15,778)	(20,722)	(7,705)	(19,185)	3,994	(774)

Net increase (decrease) In net assets resulting from operations	$(13,603)	$(17,923)	$(7,212)	$(19,135)	$4,663	$(1,181)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Statements of Operations (continued)
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

					International
	Small Value	Small Core		Small Growth	Equity

Net investment income (loss) allocated from Series Portfolios:
Interest income	$— (a)	$—	(a)	$— (a)	$— (a)
Dividend income	271	553		74	4,006
Securities lending income (net)	2	57		28	98
Withholding taxes on foreign income	—	—	(a)	— (a)	(104)
Expenses (net of reimbursement)	(184)	(444)		(216)	(1,093)

	89	166		(114)	2,907

Expenses:
Administration/Advisory fees(b)	65	157		72	398
Distribution fees	54	131		60	331
Registration	7	8		7	8
Audit and tax	6	6		6	6
Legal	1	1		1	3
Trustee and CCO	1	2		1	4
Fund accounting	5	5		5	5
Printing and shareholder reports	3	7		3	20
Other	1	1		1	3

Total expenses	143	318		156	778
Expenses reimbursed/waived	(2)	—	(a)	—	(15)

Net expenses	141	318		156	763

Net investment income (loss)	(52)	(152)		(270)	2,144

Net realized and unrealized gain (loss) on investments:
Net realized gain allocated from Series Portfolios/MP(c)	1,461	10,190		3,667	11,586
Change in net unrealized (depreciation) allocated from Series Portfolios/MP(c)	(1,236)	(8,886)		(3,348)	(35,683)

Net realized and unrealized gain (loss)	225	1,304		319	(24,097)

Net increase (decrease) In net assets resulting from operations	$173	$1,152		$49	$(21,953)

(a)	Rounds to less than $1 or ($1).

(b)	Advisory fees only apply to Stock Index.

(c)	Master Portfolio (“MP”) applies only to Stock Index.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Statements of Changes in Net Assets
For the period and year ended:
(all amounts in thousands)

	Money Market		High Quality Bond		Inflation-Protected Securities
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(2)	$317	$1,366	$3,357	$1,191	$513
Net realized gain (loss) allocated from Series Portfolios/MP(a)	2	20	478	(80)	3,222	(306)
Change in net unrealized appreciation allocated from Series Portfolios/MP(a)	—	—	644	5,981	362	11,442

Net increase in net assets resulting from operations	—	337	2,488	9,258	4,775	11,649

Distributions to shareholders:
Net investment income	—	(321)	(1,335)	(3,668)	(1,127)	(491)
Return of capital	—	—	—	—	—	(143)

Total distributions to shareholders	—	(321)	(1,335)	(3,668)	(1,127)	(634)

Capital share transactions:
Proceeds from shares sold	572,857	739,890	21,926	40,114	10,439	27,025
Dividends and distributions reinvested	—	321	1,335	3,668	1,127	634
Cost of shares redeemed	(577,336)	(799,975)	(50,241)	(44,420)	(40,187)	(48,487)

Net (decrease) in net assets resulting from capital share transactions	(4,479)	(59,764)	(26,980)	(638)	(28,621)	(20,828)

Net increase (decrease) in net assets	(4,479)	(59,748)	(25,827)	4,952	(24,973)	(9,813)

Net Assets:
Beginning of period/year	413,321	473,069	112,081	107,129	129,713	139,526

End of period/year	$408,842	$413,321	$86,254	$112,081	$104,740	$129,713

Undistributed (accumulated) net investment income (loss)	$(2)	$—	$32	$1	$(193)	$(257)

Share activity:
Shares issued	53,998	69,733	1,886	3,537	937	2,580
Shares issued-reinvested from distributions	—	31	115	323	101	57
Shares redeemed	(54,420)	(75,397)	(4,307)	(3,932)	(3,579)	(4,654)

Net (decrease) in shares outstanding	(422)	(5,633)	(2,306)	(72)	(2,541)	(2,017)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Statements of Changes in Net Assets (continued)
For the period and year ended:
(all amounts in thousands)

	Core Bond		High Yield Bond		Balanced
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

Increase (decrease) in net assets from:
Operations:
Net investment income	$8,252	$16,222	$8,163	$16,793	$463	$1,183
Net realized gain (loss) allocated from Series Portfolios/MP(a)	10,289	(7,890)	2,142	(7,857)	90	(5,690)
Change in net unrealized appreciation (depreciation) allocated from Series Portfolios/MP(a)	10,932	36,837	(258)	67,609	(1,004)	14,309

Net increase (decrease) in net assets resulting from operations	29,473	45,169	10,047	76,545	(451)	9,802

Distributions to shareholders:
Net investment income	(8,847)	(22,581)	(7,854)	(16,744)	(444)	(1,238)
Return of capital	—	—	—	—	—	(338)

Total distributions to shareholders	(8,847)	(22,581)	(7,854)	(16,744)	(444)	(1,576)

Capital share transactions:
Proceeds from shares sold	63,123	113,349	25,064	66,220	3,234	9,464
Issued from fund acquisition	—	119,592	—	—	—	—
Dividends and distributions reinvested	8,847	22,581	7,854	16,744	444	1,576
Cost of shares redeemed	(198,690)	(187,599)	(140,448)	(68,133)	(9,057)	(22,934)

Net increase (decrease) in net assets resulting from capital share transactions	(126,720)	67,923	(107,530)	14,831	(5,379)	(11,894)

Net increase (decrease) in net assets	(106,094)	90,511	(105,337)	74,632	(6,274)	(3,668)

Net Assets:
Beginning of period/year	526,562	436,051	215,651	141,019	48,920	52,588

End of period/year	$420,468	$526,562	$110,314	$215,651	$42,646	$48,920

Undistributed (accumulated) net investment income (loss)	$459	$1,054	$626	$317	$(20)	$(39)

Share activity:
Shares issued	5,015	9,434	2,968	9,179	253	863
Shares issued on fund acquisition	—	9,514	—	—	—	—
Shares issued-reinvested from distributions	699	1,876	944	2,315	34	147
Shares redeemed	(15,632)	(15,724)	(16,544)	(9,650)	(710)	(2,085)

Net increase (decrease) in shares outstanding	(9,918)	5,100	(12,632)	1,844	(423)	(1,075)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Statements of Changes in Net assets (continued)
For the period and year ended:
(all amounts in thousands)

	Large Value		Stock Index		Large Core
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

Increase (decrease) in net assets from:
Operations:
Net investment income	$2,175	$6,050	$2,799	$7,143	$493	$1,017
Net realized gain (loss) allocated from Series Portfolios/MP(a)	24,892	(196,640)	(16,005)	(14,671)	2,769	(19,999)
Change in net unrealized appreciation (depreciation) allocated from Series Portfolios/MP(a)	(40,670)	237,543	(4,717)	103,956	(10,474)	38,570

Net increase (decrease) in net assets resulting from operations	(13,603)	46,953	(17,923)	96,428	(7,212)	19,588

Distributions to shareholders:
Net investment income	(2,086)	(6,063)	(2,673)	(7,292)	(472)	(1,018)
Return of capital	—	(1,386)	—	(143)	—	(202)

Total distributions to shareholders	(2,086)	(7,449)	(2,673)	(7,435)	(472)	(1,220)

Capital share transactions:
Proceeds from shares sold	21,124	46,659	58,242	109,497	8,818	17,275
Issued from fund acquisition	—	27,673	—	—	—	—
Dividends and distributions reinvested	2,086	7,449	2,673	7,435	472	1,220
Cost of shares redeemed	(130,425)	(160,527)	(217,477)	(128,070)	(30,111)	(35,707)

Net (decrease) in net assets resulting from capital share transactions	(107,215)	(78,746)	(156,562)	(11,138)	(20,821)	(17,212)

Net increase (decrease) in net assets	(122,904)	(39,242)	(177,158)	77,855	(28,505)	1,156

Net Assets:
Beginning of period/year	374,386	413,628	472,758	394,903	106,827	105,671

End of period/year	$251,482	$374,386	$295,600	$472,758	$78,322	$106,827

Undistributed net investment income	$91	$2	$185	$59	$21	$—

Share activity:
Shares issued	1,462	3,845	6,615	15,193	532	1,238
Shares issued on fund acquisition	—	1,973	—	—	—	—
Shares issued-reinvested from distributions	142	613	302	1,021	28	86
Shares redeemed	(8,998)	(13,091)	(24,590)	(17,986)	(1,829)	(2,611)

Net (decrease) in shares outstanding	(7,394)	(6,660)	(17,673)	(1,772)	(1,269)	(1,287)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Statements of Changes in Net assets (continued)
For the period and year ended:
(all amounts in thousands)

	Large Growth		Mid Value		Mid Growth
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$50	$1,078	$669	$2,882	$(407)	$(686)
Net realized gain (loss) allocated from Series Portfolios/MP(a)	22,106	(27,454)	12,099	(87,360)	8,801	(15,677)
Change in net unrealized appreciation (depreciation) allocated from Series Portfolios/MP(a)	(41,291)	109,131	(8,105)	177,442	(9,575)	34,894

Net increase (decrease) in net assets resulting from operations	(19,135)	82,755	4,663	92,964	(1,181)	18,531

Distributions to shareholders:
Net investment income	(114)	(1,221)	(617)	(2,917)	—	—
Return of capital	—	(378)	—	(510)	—	—

Total distributions to shareholders	(114)	(1,599)	(617)	(3,427)	—	—

Capital share transactions:
Proceeds from shares sold	16,189	27,099	27,223	55,560	6,973	18,344
Issued from fund acquisition	—	57,198	—	—	—	—
Dividends and distributions reinvested	114	1,599	617	3,427	—	—
Cost of shares redeemed	(104,326)	(104,477)	(250,497)	(64,050)	(35,867)	(26,952)

Net increase (decrease) in net assets resulting from capital share transactions	(88,023)	(18,581)	(222,657)	5,063	(28,894)	(8,608)

Net increase (decrease) in net assets	(107,272)	62,575	(218,611)	84,474	(30,075)	9,923

Net Assets:
Beginning of period/year	345,726	283,151	384,924	300,450	92,707	82,784

End of period/year	$238,454	$345,726	$166,313	$384,924	$62,632	$92,707

Undistributed (accumulated) net investment income (loss)	$(65)	$(1)	$109	$57	$(406)	$1

Share activity:
Shares issued	972	2,031	2,484	6,367	818	2,573
Shares issued on fund acquisition	—	3,581	—	—	—	—
Shares issued-reinvested from distributions	7	123	55	389	—	—
Shares redeemed	(6,218)	(7,755)	(22,532)	(7,496)	(4,138)	(3,870)

Net (decrease) in shares outstanding	(5,239)	(2,020)	(19,993)	(740)	(3,320)	(1,297)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Statements of Changes in Net Assets (continued)
For the period and year ended:
(all amounts in thousands)

	Small Value		Small Core		Small Growth
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(52)	$255	$(152)	$62	$(270)	$(481)
Net realized gain (loss) allocated from Series Portfolios/MP(a)	1,461	(7,566)	10,190	(38,858)	3,667	(7,181)
Change in net unrealized appreciation (depreciation) allocated from Series Portfolios/MP(a)	(1,236)	14,678	(8,886)	61,654	(3,348)	20,506

Net increase in net assets resulting from operations	173	7,367	1,152	22,858	49	12,844

Distributions to shareholders:
Net investment income	—	(274)	—	(64)	—	—
Return of capital	—	(104)	—	(420)	—	—

Total distributions to shareholders	—	(378)	—	(484)	—	—

Capital share transactions:
Proceeds from shares sold	1,241	3,360	8,860	20,302	2,100	4,055
Dividends and distributions reinvested	—	378	—	484	—	—
Cost of shares redeemed	(16,120)	(11,990)	(28,183)	(60,735)	(18,281)	(13,202)

Net (decrease) in net assets resulting from capital share transactions	(14,879)	(8,252)	(19,323)	(39,949)	(16,181)	(9,147)

Net increase (decrease) in net assets	(14,706)	(1,263)	(18,171)	(17,575)	(16,132)	3,697

Net Assets:
Beginning of period/year	46,534	47,797	107,020	124,595	51,278	47,581

End of period/year	$31,828	$46,534	$88,849	$107,020	$35,146	$51,278

Undistributed (accumulated) net investment income (loss)	$30	$82	$(152)	$— (b)	$(269)	$1

Share activity:
Shares issued	138	474	558	1,688	182	437
Shares issued-reinvested from distributions	—	54	—	39	—	—
Shares redeemed	(1,766)	(1,675)	(1,786)	(5,129)	(1,549)	(1,483)

Net (decrease) in shares outstanding	(1,628)	(1,147)	(1,228)	(3,402)	(1,367)	(1,046)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Statements of Changes in Net Assets (continued)
For the period and year ended:
(all amounts in thousands)

	International Equity
	June 30, 2010	December 31,
	(unaudited)	2009

Increase (decrease) in net assets from:
Operations:
Net investment income	$2,144	$2,393
Net realized gain (loss) allocated from Series Portfolios/MP(a)	11,586	(124,188)
Change in net unrealized appreciation (depreciation) allocated from Series Portfolios/MP(a)	(35,683)	187,267

Net increase (decrease) in net assets resulting from operations	(21,953)	65,472

Distributions to shareholders:
Net investment income	(1,627)	—
Return of capital	—	(3,073)

Total distributions to shareholders	(1,627)	(3,073)

Capital share transactions:
Proceeds from shares sold	13,410	37,662
Dividends and distributions reinvested	1,627	3,073
Cost of shares redeemed	(97,758)	(122,435)

Net (decrease) in net assets resulting from capital share transactions	(82,721)	(81,700)

Net (decrease) in net assets	(106,301)	(19,301)

Net Assets:
Beginning of period/year	303,107	322,408

End of period/year	$196,806	$303,107

Undistributed (accumulated) net investment income (loss)	$8	$(509)

Share activity:
Shares issued	1,437	4,846
Shares issued-reinvested from distributions	177	395
Shares redeemed	(10,631)	(15,613)

Net (decrease) in shares outstanding	(9,017)	(10,372)

(a)	Master Portfolio (“MP”) applies only to Stock Index.

(b)	Rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Financial Highlights
For the period and years ended:

	Money Market
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007	2006	2005

Net asset value
Beginning of year	$10.61		$10.61		$10.62	$10.62	$10.62	$10.62

Investment operations(a)
Net Investment income(b)	—	(c)	0.01		0.20	0.48	0.45	0.26
Net realized and unrealized gain on investments	—	(c)	—		— (c)	—	— (c)	— (c)

Total from investment operations	—	(c)	0.01		0.20	0.48	0.45	0.26

Distributions
Net investment income	—		(0.01)		(0.20)	(0.48)	(0.45)	(0.26)
Return of capital	—		—		(0.01)	— (c)	— (c)	—

Total distributions	—		(0.01)		(0.21)	(0.48)	(0.45)	(0.26)

Net asset value
End of period/year	$10.61		$10.61		$10.61	$10.62	$10.62	$10.62

Total return	—	%(d),(e)	0.07%		1.90%	4.62%	4.31%	2.47%

Net assets end of period/year (000’s)	$408,842		$413,321		$473,069	$391,353	$361,326	$359,994

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	0.27	%(f),(g)	0.57	%(g)	0.80%	0.80	% 0.80%	0.80%
Before reimbursement	0.86	%(f)	0.86%		0.85%	0.85	% 0.86%	0.86%
Net investment income to average net assets	—	%(e),(f),(g)	0.07	%(g)	1.91%	4.49%	4.24%	2.44%

	High Quality Bond
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007	2006	2005

Net asset value
Beginning of year	$11.53		$10.94		$11.42	$11.35	$11.34	$11.53

Investment operations(a)
Net Investment income(b)	0.15		0.36		0.41	0.44	0.39	0.31
Net realized and unrealized gain (loss) on investments	0.12		0.62		(0.42)	0.09	0.03	(0.15)

Total from investment operations	0.27		0.98		(0.01)	0.53	0.42	0.16

Distributions
Net investment income	(0.16)		(0.39)		(0.47)	(0.46)	(0.41)	(0.35)
Return of capital	—		—		—	—	—	— (c)

Total distributions	(0.16)		(0.39)		(0.47)	(0.46)	(0.41)	(0.35)

Net asset value
End of period/year	$11.64		$11.53		$10.94	$11.42	$11.35	$11.34

Total return	2.35	%(d)	9.10%		(0.09%)	4.74%	3.78%	1.38%

Net assets end of period/year (000’s)	$86,254		$112,081		$107,129	$279,641	$289,129	$315,639

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	0.98	%(f)	1.00%		0.97%	0.96%	0.96%	0.97%
Before reimbursement	0.98	%(f)	1.00%		0.97%	0.96%	0.96%	0.97%
Net investment income to average net assets	2.53	%(f)	3.13%		3.65%	3.80%	3.45%	2.67%
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Financial Highlights (continued)
For the period and years ended:

	Inflation-Protected Securities
	June 30, 2010		December 31,		December 31,		December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006		2005

Net asset value
Beginning of year	$11.01		$10.12		$10.95		$10.50		$10.64		$10.88

Investment operations(a)
Net Investment income(b)	0.11		0.04		0.48		0.50		0.41		0.30
Net realized and unrealized gain (loss) on investments	0.33		0.90		(0.74)		0.46		(0.11)		(0.23)

Total from investment operations	0.44		0.94		(0.26)		0.96		0.30		0.07

Distributions
Net investment income	(0.11)		(0.04)		(0.48)		(0.51)		(0.44)		(0.31)
Return of capital	—		(0.01)		(0.09)		—		—		—

Total distributions	(0.11)		(0.05)		(0.57)		(0.51)		(0.44)		(0.31)

Net asset value
End of period/year	$11.34		$11.01		$10.12		$10.95		$10.50		$10.64

Total return	4.04	%(d)	9.33%		(2.66%)		9.48%		2.92%		0.66%

Net assets end of period/year (000’s)	$104,740		$129,713		$139,526		$56,916		$61,591		$106,149

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	0.99	%(f)	0.99	%(h)	0.98	%(h)	1.00	%(h)	1.00	%(h)	1.00%
Before reimbursement	0.99	%(f)	1.00%		0.98%		1.06%		1.02%		1.00%
Net investment income to average net assets	1.94	%(f)	0.39%		4.46%		4.68%		3.93%		2.82%

	Core Bond
	June 30, 2010		December 31,		December 31,		December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006		2005

Net asset value
Beginning of year	$12.32		$11.59		$12.50		$12.27		$12.34		$12.56

Investment operations(a)
Net Investment income(b)	0.20		0.47		0.55		0.52		0.48		0.43
Net realized and unrealized gain (loss) on investments	0.53		0.91		(0.83)		0.20		(0.05)		(0.20)

Total from investment operations	0.73		1.38		(0.28)		0.72		0.43		0.23

Distributions
Net investment income	(0.24)		(0.65)		(0.63)		(0.49)		(0.50)		(0.45)
Net realized gains on investments	—		—		—		—		—		—	(c)

Total distributions	(0.24)		(0.65)		(0.63)		(0.49)		(0.50)		(0.45)

Net asset value
End of period/year	$12.81		$12.32		$11.59		$12.50		$12.27		$12.34

Total return	5.95	%(d)	12.13%		(2.33%)		6.04%		3.54%		1.86%

Net assets end of period/year (000’s)	$420,468		$526,562		$436,051		$714,537		$770,441		$834,005

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	0.97	%(f)	0.97	%(h)	0.95%		0.95%		0.96%		0.96%
Before reimbursement	0.97	%(f)	0.97%		0.95%		0.95%		0.96%		0.96%
Net investment income to average net assets	3.25	%(f)	3.86%		4.54%		4.24%		3.92%		3.42%

	High Yield Bond
	June 30, 2010		December 31,		December 31,		December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006		2005

Net asset value
Beginning of year	$8.27		$5.82		$9.07		$9.63		$9.28		$9.68

Investment operations(a)
Net Investment income(b)	0.36		0.69		0.73		0.72		0.70		0.68
Net realized and unrealized gain (loss) on investments	(0.08)		2.45		(3.26)		(0.57)		0.32		(0.41)

Total from investment operations	0.28		3.14		(2.53)		0.15		1.02		0.27

Distributions
Net investment income	(0.34)		(0.69)		(0.72)		(0.71)		(0.67)		(0.67)

Total distributions	(0.34)		(0.69)		(0.72)		(0.71)		(0.67)		(0.67)

Net asset value
End of period/year	$8.21		$8.27		$5.82		$9.07		$9.63		$9.28

Total return	4.59	%(d)	56.18%		(29.31%)		1.57%		11.33%		2.91%

Net assets end of period/year (000’s)	$110,314		$215,651		$141,019		$203,062		$214,911		$187,748

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	1.10	%(f)	1.10	%(h)	1.10%		1.10%		1.10%		1.10	%(h)
Before reimbursement	1.16	%(f)	1.18%		1.17%		1.17%		1.18%		1.19%
Net investment income to average net assets	8.48	%(f)	9.57%		8.99%		7.46%		7.36%		7.25%
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Financial Highlights (continued)
For the period and years ended:

	Balanced
	June 30, 2010		December 31,		December 31,		December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006		2005

Net asset value
Beginning of year	$12.50		$10.54		$15.00		$16.13		$14.84		$14.40

Investment operations(a)
Net Investment income(b)	0.13		0.27		0.38		0.37		0.33		0.24
Net realized and unrealized gain (loss) on investments	(0.30)		2.05		(4.39)		(0.17)		1.30		0.46

Total from investment operations	(0.17)		2.32		(4.01)		0.20		1.63		0.70

Distributions
Net investment income	(0.12)		(0.28)		(0.43)		(0.39)		(0.34)		(0.26)
Net realized gains on investments	—		—		(0.02)		(0.94)		—		—
Return of capital	—		(0.08)		—	(c)	—		—		—

Total distributions	(0.12)		(0.36)		(0.45)		(1.33)		(0.34)		(0.26)

Net asset value
End of period/year	$12.21		$12.50		$10.54		$15.00		$16.13		$14.84

Total return	(1.38	%)(d)	22.60%		(27.15%)		1.21%		11.10%		4.91%

Net assets end of period/year (000’s)	$42,646		$48,920		$52,588		$111,806		$147,402		$174,963

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	1.10	%(f),(h)	1.10	%(h)	1.10	%(h)	1.10	%(h)	1.09	%(h)	1.09	%(h)
Before reimbursement	1.21	%(f)	1.22%		1.14%		1.12%		1.12%		1.13%
Net investment income to average net assets	2.01	%(f)	2.41%		2.87%		2.27%		2.13%		1.66%

	Large Value
	June 30, 2010		December 31,		December 31,		December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006		2005

Net asset value
Beginning of year	$14.23		$12.55		$22.77		$25.97		$23.69		$24.42

Investment operations(a)
Net Investment income(b)	0.09		0.22		0.37		0.31		0.24		0.21
Net realized and unrealized gain (loss) on investments	(0.93)		1.73		(10.12)		(0.89)		4.45		1.35

Total from investment operations	(0.84)		1.95		(9.75)		(0.58)		4.69		1.56

Distributions
Net investment income	(0.09)		(0.22)		(0.38)		(0.35)		(0.23)		(0.20)
Net realized gains on investments	—		—		(0.09)		(2.27)		(2.18)		(2.09)
Return of capital	—		(0.05)		—		—		—		—

Total distributions	(0.09)		(0.27)		(0.47)		(2.62)		(2.41)		(2.29)

Net asset value
End of period/year	$13.30		$14.23		$12.55		$22.77		$25.97		$23.69

Total return	(5.93	%)(d)	15.86%		(43.35%)		(2.26%)		20.05%		6.33%

Net assets end of period/year (000’s)	$251,482		$374,386		$413,628		$1,004,085		$1,217,320		$1,166,964

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	1.00	%(f)	1.00%		1.00	%(h)	1.00	%(h)	1.00%		1.00%
Before reimbursement	1.07	%(f)	1.07%		1.05%		1.05%		1.05%		1.05%
Net investment income to average net assets	1.27	%(f)	1.70%		2.01%		1.16%		0.95%		0.86%
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Financial Highlights (continued)
For the period and years ended:

	Stock Index
	June 30, 2010		December 31,		December 31,		December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006		2005

Net asset value
Beginning of year	$8.66		$7.01		$11.40		$11.03		$9.71		$9.43

Investment operations(a)
Net Investment income(b)	0.06		0.14		0.16		0.16		0.14		0.12
Net realized and unrealized gain (loss) on investments	(0.65)		1.65		(4.39)		0.37		1.32		0.28

Total from investment operations	(0.59)		1.79		(4.23)		0.53		1.46		0.40

Distributions
Net investment income	(0.06)		(0.14)		(0.16)		(0.16)		(0.14)		(0.12)
Return of capital	—		—	(c)	—		—		—	(c)	—

Total distributions	(0.06)		(0.14)		(0.16)		(0.16)		(0.14)		(0.12)

Net asset value
End of period/year	$8.01		$8.66		$7.01		$11.40		$11.03		$9.71

Total return	(6.87	%)(d)	25.86%		(37.38%)		4.82%		15.16%		4.24%

Net assets end of period/year (000’s)	$295,600		$472,758		$394,903		$674,510		$648,855		$615,461

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	0.65	%(f),(h)	0.65	%(h)	0.65	%(h)	0.65	%(h)	0.65	%(h)	0.65%
Before reimbursement	0.68	%(f)	0.69%		0.68%		0.67%		0.68%		0.67%
Net investment income to average net assets	1.28	%(f)	1.75%		1.73%		1.36%		1.34%		1.25%

	Large Core
	June 30, 2010		December 31,		December 31,		December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006		2005

Net asset value
Beginning of year	$16.44		$13.57		$21.75		$22.54		$20.39		$19.22

Investment operations(a)
Net Investment income(b)	0.08		0.15		0.15		0.13		0.12		0.09
Net realized and unrealized gain (loss) on investments	(1.46)		2.90		(8.17)		0.23		2.16		1.17

Total from investment operations	(1.38)		3.05		(8.02)		0.36		2.28		1.26

Distributions
Net investment income	(0.08)		(0.15)		(0.16)		(0.16)		(0.13)		(0.09)
Net realized gains on investments	—		—		—		(0.99)		—		—
Return of capital	—		(0.03)		—		—		—		—

Total distributions	(0.08)		(0.18)		(0.16)		(1.15)		(0.13)		(0.09)

Net asset value
End of period/year	$14.98		$16.44		$13.57		$21.75		$22.54		$20.39

Total return	(8.44	%)(d)	22.69%		(37.03%)		1.60%		11.22%		6.55%

Net assets end of period/year (000’s)	$78,322		$106,827		$105,671		$371,131		$502,473		$570,384

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	1.15	%(f)	1.15%		1.15%		1.15	%(h)	1.15%		1.15%
Before reimbursement	1.25	%(f)	1.24%		1.24%		1.21%		1.20%		1.21%
Net investment income to average net assets	0.98	%(f)	1.04%		0.81%		0.57%		0.59%		0.44%
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Financial Highlights (continued)
For the period and years ended:

	Large Growth
	June 30, 2010		December 31,		December 31,	December 31,		December 31,	December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007		2006	2005

Net asset value
Beginning of year	$16.53		$12.35		$20.90	$21.10		$20.38	$19.13

Investment operations(a)
Net Investment income (loss)(b)	—	(c)	0.05		0.06	0.01		(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.31)		4.21		(8.41)	2.42		0.75	1.31

Total from investment operations	(1.31)		4.26		(8.35)	2.43		0.72	1.26

Distributions
Net investment income	(0.01)		(0.06)		(0.06)	(0.01)		—	(0.01)
Net realized gains on investments	—		—		(0.14)	(2.62)		—	—
Return of capital	—		(0.02)		—	—		—	—

Total distributions	(0.01)		(0.08)		(0.20)	(2.63)		—	(0.01)

Net asset value
End of period/year	$15.21		$16.53		$12.35	$20.90		$21.10	$20.38

Total return	(7.96	%)(d)	34.64%		(40.21%)	11.61%		3.53%	6.57%

Net assets end of period/year (000’s)	$238,454		$345,726		$283,151	$674,841		$785,604	$965,913

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	1.24	%(f),(h)	1.24	%(h)	1.22%	1.22	%(h)	1.21%	1.22%
Before reimbursement	1.24	%(f)	1.24%		1.22%	1.22%		1.21%	1.22%
Net investment income (loss) to average net assets	0.03	%(f)	0.39%		0.35%	0.03%		(0.15%)	(0.24%)

	Mid Value
	June 30, 2010		December 31,		December 31,	December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008	2007		2006		2005

Net asset value
Beginning of year	$10.58		$8.09		$13.27	$14.80		$13.70		$13.87

Investment operations(a)
Net Investment income(b)	0.02		0.08		0.13	0.13		0.09		0.11
Net realized and unrealized gain (loss) on investments	(0.44)		2.50		(5.15)	0.17		2.31		1.16

Total from investment operations	(0.42)		2.58		(5.02)	0.30		2.40		1.27

Distributions
Net investment income	(0.02)		(0.08)		(0.13)	(0.13)		(0.09)		(0.11)
Net realized gains on investments	—		—		(0.03)	(1.70)		(1.21)		(1.33)
Return of capital	—		(0.01)		— (c)	—		—		—

Total distributions	(0.02)		(0.09)		(0.16)	(1.83)		(1.30)		(1.44)

Net asset value
End of period/year	$10.14		$10.58		$8.09	$13.27		$14.80		$13.70

Total return	(3.94	%)(d)	32.18%		(38.09%)	2.08%		17.74%		9.13%

Net assets end of period/year (000’s)	$166,313		$384,924		$300,450	$532,209		$517,977		$371,343

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	1.25	%(f)	1.25	%(h)	1.25%	1.25	%(h)	1.25	%(h)	1.25	%(h)
Before reimbursement	1.27	%(f)	1.28%		1.27%	1.27%		1.28%		1.30%
Net investment income to average net assets	0.39	%(f)	0.89%		1.12%	0.82%		0.62%		0.74%
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Financial Highlights (continued)
For the period and years ended:

	Mid Growth
	June 30, 2010		December 31,		December 31,		December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006		2005

Net asset value
Beginning of year	$8.32		$6.66		$11.53		$10.44		$11.06		$10.35

Investment operations(a)
Net Investment (loss)(b)	(0.04)		(0.06)		(0.06)		(0.10)		(0.10)		(0.10)
Net realized and unrealized gain (loss) on investments	(0.27)		1.72		(4.75)		3.16		0.26		1.42

Total from investment operations	(0.31)		1.66		(4.81)		3.06		0.16		1.32

Distributions
Net realized gains on investments	—		—		(0.06)		(1.97)		(0.78)		(0.61)
Return of capital	—		—		—	(c)	—		—		—

Total distributions	—		—		(0.06)		(1.97)		(0.78)		(0.61)

Net asset value
End of period/year	$8.01		$8.32		$6.66		$11.53		$10.44		$11.06

Total return	(3.73	%)(d)	24.92%		(41.87%)		29.64%		1.58%		12.69%

Net assets end of period/year (000’s)	$62,632		$92,707		$82,784		$140,341		$123,995		$123,571

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	1.35	%(f),(h)	1.35	%(h)	1.35	%(h)	1.35	%(h)	1.34	%(h)	1.34	%(h)
Before reimbursement	1.37	%(f)	1.38%		1.36%		1.35%		1.34%		1.36%
Net investment (loss) to average net assets	(0.93	%)(f)	(0.83%)		(0.62%)		(0.82%)		(0.90%)		(0.97%)

	Small Value
	June 30, 2010		December 31,		December 31,		December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006		2005

Net asset value
Beginning of year	$8.58		$7.27		$10.14		$12.15		$12.20		$13.40

Investment operations(a)
Net Investment income (loss)(b)	(0.01)		0.04		0.12		0.09		(0.04)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.19)		1.33		(2.86)		(1.08)		1.13		(0.63)

Total from investment operations	(0.20)		1.37		(2.74)		(0.99)		1.09		(0.69)

Distributions
Net investment income	—		(0.04)		(0.12)		(0.10)		—		—
Net realized gains on investments	—		—		—		(0.92)		(1.14)		(0.50)
Return of capital	—		(0.02)		(0.01)		—	(c)	—		(0.01)

Total distributions	—		(0.06)		(0.13)		(1.02)		(1.14)		(0.51)

Net asset value
End of period/year	$8.38		$8.58		$7.27		$10.14		$12.15		$12.20

Total return	(2.33	%)(d)	19.11%		(27.17%)		(8.31%)		8.98%		(5.23%)

Net assets end of period/year (000’s)	$31,828		$46,534		$47,797		$72,825		$104,627		$100,734

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	1.50	%(f),(h)	1.50	%(h)	1.47	%(h)	1.46	%(h)	1.45	%(h)	1.46	%(h)
Before reimbursement	1.53	%(f)	1.54%		1.48%		1.48%		1.47%		1.49%
Net investment income (loss) to average net assets	(0.24	%)(f)	0.59%		1.30%		0.73%		(0.33%)		(0.50%)
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Financial Highlights (continued)
For the period and years ended:

	Small Core
	June 30, 2010		December 31,		December 31,		December 31,		December 31,	December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006	2005

Net asset value
Beginning of year	$14.77		$11.70		$18.55		$23.89		$24.73	$26.39

Investment operations(a)
Net Investment income (loss)(b)	(0.02)		0.01		0.06		—	(c)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	0.02		3.12		(6.82)		(1.17)		2.73	2.75

Total from investment operations	—		3.13		(6.76)		(1.17)		2.66	2.63

Distributions
Net investment income	—		(0.01)		(0.06)		—		—	—
Net realized gains on investments	—		—		—		(4.13)		(3.50)	(4.29)
Return of capital	—		(0.05)		(0.03)		(0.04)		—	—

Total distributions	—		(0.06)		(0.09)		(4.17)		(3.50)	(4.29)

Net asset value
End of period/year	$14.77		$14.77		$11.70		$18.55		$23.89	$24.73

Total return	—	%(d),(e)	26.84%		(36.48%)		(5.06%)		11.14%	9.90%

Net assets end of period/year (000’s)	$88,849		$107,020		$124,595		$298,148		$408,546	$454,818

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	1.46	%(f),(h)	1.47	%(h)	1.44	%(h)	1.42	%(h)	1.42%	1.43	%(h)
Before reimbursement	1.47	%(f)	1.47%		1.44%		1.42%		1.42%	1.43%
Net investment income (loss) to average net assets	(0.29	%)(f)	0.06%		0.36%		—	%(e)	(0.28%)	(0.48%)

	Small Growth
	June 30, 2010		December 31,		December 31,		December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009		2008		2007		2006		2005

Net asset value
Beginning of year	$11.01		$8.34		$13.52		$13.75		$14.48		$15.48

Investment operations(a)
Net Investment (loss)(b)	(0.06)		(0.09)		(0.09)		(0.16)		(0.14)		(0.16)
Net realized and unrealized gain (loss) on investments	(0.27)		2.76		(5.09)		1.25		1.11		0.17

Total from investment operations	(0.33)		2.67		(5.18)		1.09		0.97		0.01

Distributions
Net realized gains on investments	—		—		—		(1.32)		(1.70)		(1.01)
Return of capital	—		—		—		—		—	(c)	—

Total distributions	—		—		—		(1.32)		(1.70)		(1.01)

Net asset value
End of period/year	$10.68		$11.01		$8.34		$13.52		$13.75		$14.48

Total return	(3.00	%)(d)	32.01%		(38.31%)		7.94%		8.03%		(0.11%)

Net assets end of period/year (000’s)	$35,146		$51,278		$47,581		$49,766		$51,454		$44,003

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	1.55	%(f),(h)	1.55	%(h)	1.53	%(h)	1.55	%(h)	1.55	%(h)	1.55	%(h)
Before reimbursement	1.58	%(f)	1.59%		1.55%		1.57%		1.87%		1.63%
Net investment (loss) to average net assets	(1.12	%)(f)	(1.02%)		(0.81%)		(1.07%)		(0.94%)		(1.06%)
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Financial Highlights (continued)
For the period and years ended:

	International Equity
	June 30, 2010		December 31,	December 31,	December 31,		December 31,		December 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007		2006		2005

Net asset value
Beginning of year	$9.53		$7.64	$16.27	$17.56		$15.86		$15.46

Investment operations(a)
Net Investment income(b)	0.07		0.06	0.27	0.32		0.23		0.23
Net realized and unrealized gain (loss) on investments	(0.90)		1.91	(8.22)	1.52		3.89		1.38

Total from investment operations	(0.83)		1.97	(7.95)	1.84		4.12		1.61

Distributions
Net investment income	(0.07)		—	(0.31)	(0.33)		(0.44)		(0.26)
Net realized gains on investments	—		—	(0.37)	(2.80)		(1.98)		(0.95)
Return of capital	—		(0.08)	— (c)	—		—		—

Total distributions	(0.07)		(0.08)	(0.68)	(3.13)		(2.42)		(1.21)

Net asset value
End of period/year	$8.63		$9.53	$7.64	$16.27		$17.56		$15.86

Total return	(8.78	%)(d)	26.07%	(50.25%)	11.07%		26.65%		10.67%

Net assets end of period/year (000’s)	$196,806		$303,107	$322,408	$674,058		$673,062		$614,991

Ratios and supplemental data(a)
Expenses to average net assets:
After reimbursement	1.40	%(f)	1.40%	1.40%	1.40	%(h)	1.40	%(h)	1.40	%(h)
Before reimbursement	1.41	%(f)	1.41%	1.42%	1.44%		1.44%		1.46%
Net investment income to average net assets	1.62	%(f)	0.81%	2.22%	1.72%		1.29%		1.53%

(a)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio or MP.

(b)	Calculation is based on average number of shares outstanding.

(c)	Rounds to less than $(0.01) or $0.01.

(d)	Not annualized.

(e)	Rounds to less than (0.01%) or 0.01%.

(f)	Annualized.

(g)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.

(h)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level. In case of Stock Index, at the underlying MP level.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Notes to Financial Statements
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Partners Funds Group (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is composed of twenty-one different series that are separate investment funds. Sixteen of the series are doing business as Transamerica Partners Funds Group, which are diversified open-end management companies as defined by the 1940 Act, and are represented herein as follows: Transamerica Partners Money Market (“Money Market”), Transamerica Partners High Quality Bond (“High Quality Bond”), Transamerica Partners Inflation-Protected Securities (“Inflation-Protected Securities”), Transamerica Partners Core Bond (“Core Bond”), Transamerica Partners High Yield Bond (“High Yield Bond”), Transamerica Partners Balanced (“Balanced”), Transamerica Partners Large Value (“Large Value”), Transamerica Partners Stock Index (“Stock Index”), Transamerica Partners Large Core (“Large Core”), Transamerica Partners Large Growth (“Large Growth”), Transamerica Partners Mid Value (“Mid Value”), Transamerica Partners Mid Growth (“Mid Growth”), Transamerica Partners Small Value (“Small Value”), Transamerica Partners Small Core (“Small Core”), Transamerica Partners Small Growth (“Small Growth”), and Transamerica Partners International Equity (“International Equity”) (individually, a “Fund” and collectively, the “Funds”). Each Fund, with the exception of Stock Index, invests all of its investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”). Stock Index invests all of its investable assets in the S&P 500 Stock Master Portfolio (the “Master Portfolio” or “MP”).
The financial statements of the Series Portfolio and the MP, including the Schedules of Investments, accompany this report and should be read in conjunction with the Funds’ financial statements.
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions may be used that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.
Investment valuations: The value of each Fund’s investments in the Series Portfolio/MP, as noted on the Statement of Assets and Liabilities, is a corresponding series of the Series Portfolio or the MP and reflects that Fund’s proportional interest in the net assets of the corresponding series of the Series Portfolio or MP.
The valuation policy of the underlying securities held by the Series Portfolio is discussed in the Series Portfolio’s Notes to Financial Statements, which accompany this report.
The valuation policy of the underlying securities held by the MP is discussed in the MP’s Notes to Financial Statements, which accompany this report.
Investment income and security transactions: Each Fund is allocated its share of income and expenses from its investment in the corresponding series of the Series Portfolio or MP. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Series Portfolio or the MP are allocated pro rata among the investors and recorded by the Funds on a daily basis.
Operating expenses: The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses attributable to a Fund are charged to that Fund.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
NOTE 2. RELATED PARTY TRANSACTIONS
Transamerica Asset Management, Inc. (“TAM”) is the Funds’ investment adviser. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly-owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Notes to Financial Statements (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Trust are also officers and/or trustees of TAM, TFS and TCI. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust’s officers receive compensation from the Funds. The independent trustees of the Trust are also trustees of the affiliated funds, for which they receive fees.
The following schedule reflects the percentage of each Fund’s assets invested in the Series Portfolio/MP at June 30, 2010.

% of Interest in
Series
Fund	Portfolio/MP
Money Market	34.60%
High Quality Bond	18.76
Inflation-Protected Securities	32.01
Core Bond	25.57
High Yield Bond	17.94
Balanced	36.77
Large Value	28.13
Stock Index	16.53
Large Core	35.18
Large Growth	24.44
Mid Value	22.41
Mid Growth	29.46
Small Value	27.60
Small Core	31.81
Small Growth	29.65
International Equity	26.35
The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at June 30, 2010.

Money Market	Market Value	% of Net Assets
Transamerica Asset Allocation — Short Horizon	$1,300	0.32%
Transamerica Asset Allocation — Short/Intermediate Horizon	1,237	0.30
Transamerica Asset Allocation — Intermediate Horizon	4,853	1.19
Transamerica Asset Allocation — Intermediate/Long Horizon	3,828	0.94
Transamerica Asset Allocation — Long Horizon	2,344	0.57
Total	$13,562	3.32%

High Quality Bond	Market Value	% of Net Assets
Transamerica Asset Allocation — Short Horizon	11,493	13.32
Transamerica Asset Allocation — Short/Intermediate Horizon	9,357	10.85
Transamerica Asset Allocation — Intermediate Horizon	20,244	23.47
Transamerica Asset Allocation — Intermediate/Long Horizon	4,194	4.86
Total	$45,288	52.50%

Inflation-Protected Securities	Market Value	% of Net Assets
Transamerica Asset Allocation — Short Horizon	9,094	8.68
Transamerica Asset Allocation — Short/Intermediate Horizon	7,053	6.73
Transamerica Asset Allocation — Intermediate Horizon	24,479	23.37
Transamerica Asset Allocation — Intermediate/Long Horizon	13,951	13.32
Transamerica Asset Allocation — Long Horizon	2,810	2.68
Total	$57,387	54.78%

Core Bond	Market Value	% of Net Assets
Transamerica Asset Allocation — Short Horizon	30,134	7.17
Transamerica Asset Allocation — Short/Intermediate Horizon	20,423	4.86
Transamerica Asset Allocation — Intermediate Horizon	59,000	14.03
Transamerica Asset Allocation — Intermediate/Long Horizon	30,245	7.19
Transamerica Asset Allocation — Long Horizon	5,437	1.29
Total	$145,239	34.54%

Transamerica Partners Funds Group	Semi-Annual Report 2010

Notes to Financial Statements
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)

High Yield Bond	Market Value	% of Net Assets
Transamerica Asset Allocation — Short Horizon	$6,788	6.15%
Transamerica Asset Allocation — Short/Intermediate Horizon	5,216	4.73
Transamerica Asset Allocation — Intermediate Horizon	15,606	14.15
Transamerica Asset Allocation — Intermediate/Long Horizon	8,330	7.55
Transamerica Asset Allocation — Long Horizon	2,826	2.56
Total	$38,766	35.14%

Large Value	Market Value	% of Net Assets
Transamerica Asset Allocation — Short Horizon	1,824	0.73
Transamerica Asset Allocation — Short/Intermediate Horizon	5,428	2.16
Transamerica Asset Allocation — Intermediate Horizon	29,959	11.91
Transamerica Asset Allocation — Intermediate/Long Horizon	29,555	11.75
Transamerica Asset Allocation — Long Horizon	24,648	9.80
Total	$91,414	36.35%

Large Growth	Market Value	% of Net Assets
Transamerica Asset Allocation — Short Horizon	1,867	0.78
Transamerica Asset Allocation — Short/Intermediate Horizon	5,293	2.22
Transamerica Asset Allocation — Intermediate Horizon	31,465	13.20
Transamerica Asset Allocation — Intermediate/Long Horizon	31,598	13.25
Transamerica Asset Allocation — Long Horizon	26,467	11.10
Total	$96,690	40.55%

Mid Value	Market Value	% of Net Assets
Transamerica Asset Allocation — Short/Intermediate Horizon	1,233	0.74
Transamerica Asset Allocation — Intermediate Horizon	7,614	4.58
Transamerica Asset Allocation — Intermediate/Long Horizon	9,545	5.74
Transamerica Asset Allocation — Long Horizon	8,316	5.00
Total	$26,708	16.06%

Mid Growth	Market Value	% of Net Assets
Transamerica Asset Allocation — Short/Intermediate Horizon	1,194	1.90
Transamerica Asset Allocation — Intermediate Horizon	6,989	11.16
Transamerica Asset Allocation — Intermediate/Long Horizon	8,552	13.65
Transamerica Asset Allocation — Long Horizon	8,146	13.01
Total	$24,881	39.72%

Small Value	Market Value	% of Net Assets
Transamerica Asset Allocation — Intermediate Horizon	7,137	22.42
Transamerica Asset Allocation — Intermediate/Long Horizon	9,397	29.52
Transamerica Asset Allocation — Long Horizon	8,901	27.97
Total	$25,435	79.91%

Small Core	Market Value	% of Net Assets
Transamerica Asset Allocation — Short Horizon	1,255	1.41
Transamerica Asset Allocation — Short/Intermediate Horizon	1,226	1.38
Total	$2,481	2.79%

Small Growth	Market Value	% of Net Assets
Transamerica Asset Allocation — Intermediate Horizon	7,541	21.45
Transamerica Asset Allocation — Intermediate/Long Horizon	8,954	25.48
Transamerica Asset Allocation — Long Horizon	8,540	24.30
Total	$25,035	71.23%

International Equity	Market Value	% of Net Assets
Transamerica Asset Allocation — Short Horizon	1,257	0.64
Transamerica Asset Allocation — Short/Intermediate Horizon	4,197	2.13
Transamerica Asset Allocation — Intermediate Horizon	27,761	14.11
Transamerica Asset Allocation — Intermediate/Long Horizon	33,243	16.89
Transamerica Asset Allocation — Long Horizon	30,168	15.33
Total	$96,626	49.10%

Transamerica Partners Funds Group	Semi-Annual Report 2010

Notes to Financial Statements (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Investment advisory fees: Pursuant to the Investment Advisory Agreement and subject to further policies as the Board of Trustees may determine, TAM provides general investment advice to each Fund. As compensation for the services performed by TAM, each Fund pays the TAM a fee, accrued daily and payable monthly, at an annual rate set forth in the Series Portfolio’s Notes to Financial Statements, which accompany this report. However, if the Fund invests all or substantially all of its assets in a single registered investment company, the annual fee shall be reduced by the aggregate management fees allocated to that Fund for the Fund’s then-current fiscal year from such other registered investment company. Currently, each Fund, other than Stock Index, invests all of its assets in the Series Portfolio, and the fees payable to TAM under the Investment Advisory Agreement are reduced completely by the aggregate management fees allocated to the Fund by the Series Portfolio. TAM received a fee from Stock Index at an annual rate of 0.40% of the Fund’s average daily net assets, which includes both advisory and administrative services. This amount is reduced by the advisory fee charged by MP of 0.05%. For all Funds, excluding Stock Index, the investment advisory fees are included in the Statements of Operations; located within Net investment income (loss) allocated from the Series Portfolio, within Expenses (net of reimbursement). For Stock Index, the investment advisory fees are included in the Statements of Operations; located within Administration/Advisory fees.
Administrative services and transfer agent fees: The Trust has entered into an Administrative Services Agreement and a Transfer Agency Agreement with TFS. For providing these services TFS receives a fee from the Funds (except Stock Index) at the annual rate of 0.30% of each Fund’s average daily net assets. The administrative fees and transfer agent fees are included in the Statements of Operations, located within Administration/Advisory fees.
Distribution and service fees: The Trust entered into a Principal Underwriting Agreement with TCI. Pursuant to Rule 12b-1 of the 1940 Act, TCI may receive a fee from each Fund at an annual rate of 0.25% of each Fund’s daily net assets in connection with the sale of shares in the Funds and to provide ongoing services to shareholders and to pay other marketing and advertising expenses. The distribution and service fees are included in the Statements of Operations, located within Distribution fees.
TAM has contractually agreed to reimburse expenses of each Fund, to limit expenses to a rate equal to the percentage specified in the following table of the corresponding Fund’s average daily net assets, including the expenses of the Series Portfolio/MP, excluding interest expense, brokerage commissions, and certain extraordinary expenses.

Fund	Expense Cap
Money Market	0.80%
High Quality Bond	1.00
Inflation-Protected Securities	1.00
Core Bond	1.00
High Yield Bond	1.10
Balanced	1.10
Large Value	1.00
Stock Index	0.65
Large Core	1.15
Large Growth	1.25
Mid Value	1.25
Mid Growth	1.35
Small Value	1.50
Small Core	1.50
Small Growth	1.55
International Equity	1.40
The expenses reimbursed are included in the Statements of Operations.
In order to avoid a negative yield, TAM or any of its affiliates may waive fees or reimburse expenses of Money Market. Any such waiver or expense reimbursement would be voluntary, could be discontinued at any time, and is subject in certain circumstances to recapture by TAM or its affiliates during the fiscal year in which it was waived. There were no amounts recaptured during the period ended June 30, 2010. There is no guarantee that Money Market will be able to avoid a negative yield. Waived expenses related to the maintenance of the yield are included in the Statement of Operations, within the expenses reimbursed. The amounts waived for the year ended December 31, 2009 and period ended June 30, 2010 were as follows:

	2009 Amount Waived	2009 Amount Waived	2010 Amount Waived	2010 Amount Waived
Fund	($)	(Basis Points)	($)	(Basis Points)
Money Market	$1,029	23	$1,079	53
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, or the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Notes to Financial Statements (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. FEDERAL INCOME TAX MATTERS
The Funds have not made any provisions for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax provisions taken for all open tax years (2007-2009), or expected to be taken in the Funds’ 2010 tax returns, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds identify their major tax jurisdictions as U.S. federal and the state of Florida, state of New York, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to wash sales, structured notes, foreign bonds, swaps, net operating losses, distributions, passive foreign investment companies, capital loss carryforwards, and post-October loss deferrals.
NOTE 4. REORGANIZATIONS
The Board of Trustees approved an Agreement and Plan of Reorganization for certain Funds within the Trust. The purpose of the transactions was to achieve a more cohesive, focused, and streamlined fund complex by combining Funds with comparable investment objectives and strategies. The following paragraphs describe each reorganization:
Core Bond:
On November 27, 2009, Core Bond acquired all of the net assets of Transamerica Partners Total Return Bond (“Total Return Bond”). The acquisition was accomplished by a tax free exchange of 9,514 shares of Core Bond for 12,655 shares of Total Return Bond outstanding on November 27, 2009. Total Return Bond’s net assets at the acquisition date were $119,592, including $6,919 unrealized depreciation, were combined with those of Core Bond. The aggregate net assets of Core Bond immediately before the acquisition were $417,654; the combined net assets of Core Bond immediately after the acquisition were $537,246. In the acquisition, Core Bond did not acquire any capital loss carryforwards from Total Return Bond. Shares issued with the acquisition were as follows:

	Shares	Amount
Total Return Bond	9,514	$119,592
The exchange ratio of the reorganization for the Fund is as follows (Core Bond shares issuable/Total Return Bond):

Exchange Ratio
Total Return Bond	0.75
In the acquisition, Core Bond received interest in Transamerica Partners Total Return Bond Portfolio (“Total Return Bond Portfolio”) with a fair value of $119,681. Core Bond contributed its interest in Total Return Bond Portfolio in-kind to Transamerica Partners Core Bond Portfolio (“Core Bond Portfolio”). The investment portfolio of Total Return Bond Portfolio was received by Core Bond Portfolio in the reorganization. For financial reporting purposes, assets received by Core Bond Portfolio were recorded at fair value; however, the cost basis of the investments received from Total Return Bond Portfolio was carried forward to align ongoing reporting of Core Bond Portfolio’s realized and unrealized gain and losses with amounts realizable for tax purposes.
Assuming the acquisitions had been completed on January 1, 2009, the beginning of the annual reporting period, the pro forma results of operations for the year ended December 31, 2009 are as follows:

Net investment income	$21,355

Net realized and unrealized gain	45,307

Net increase in net assets resulting from operations	66,662
Because the investment portfolio of Core Bond Portfolio has been managed as a single integrated portfolio since the reorganization referenced above was completed, it is not practical to separate the amounts of revenue and earnings of Total Return Bond that have been included in the Statement of Operations of Core Bond since the merger date.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Notes to Financial Statements (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. (continued)
Large Value:
On November 27, 2009, Large Value acquired all of the net assets of Transamerica Partners Value (“Value”). The acquisition was accomplished by a tax free exchange of 1,973 shares of Large Value for 4,303 shares of Value outstanding on November 27, 2009. Value’s net assets at the acquisition date were $27,673, including $4,594 unrealized appreciation, were combined with those of Large Value. The aggregate net assets of Large Value immediately before the acquisition were $347,775; the combined net assets of Large Value immediately after the acquisition were $375,448. In the acquisition, Large Value retains certain capital loss carryforwards from Value in the amount of $36,245. Shares issued with the acquisition were as follows:

	Shares	Amount
Value	1,973	$27,673
The exchange ratio of the reorganization for the Fund is as follows (Large Value shares issuable/Value):

Exchange Ratio
Value	0.46
In the acquisition, Large Value received interest in Transamerica Partners Value Portfolio (“Value Portfolio”) with a fair value of $27,709. Large Value contributed its interest in Value Portfolio in-kind to Transamerica Partners Large Value Portfolio (“Large Value Portfolio”). The investment portfolio of Value Portfolio was received by Large Value Portfolio in the reorganization. For financial reporting purposes, assets received by Large Value Portfolio were recorded at fair value; however, the cost basis of the investments received from Value Portfolio was carried forward to align ongoing reporting of Large Value Portfolio’s realized and unrealized gain and losses with amount realizable for tax purposes.
Assuming the acquisitions had been completed on January 1, 2009, the beginning of the annual reporting period, the pro forma results of operations for the year ended December 31, 2009 are as follows:

Net investment income	$6,498

Net realized and unrealized gain	49,330

Net increase in net assets resulting from operations	55,828
Because the investment portfolio of Large Value Portfolio has been managed as a single integrated portfolio since the reorganization referenced above was completed, it is not practical to separate the amounts of revenue and earnings of Value that have been included in the Statement of Operations of Large Value since the merger date.
Large Growth:
On November 20, 2009, Large Growth acquired all of the net assets of Transamerica Partners Growth (“Growth”). The acquisition was accomplished by a tax free exchange of 3,581 shares of Large Growth for 4,646 shares of Growth outstanding on November 20, 2009. Growth’s net assets at the acquisition date were $57,198, including $7,214 unrealized appreciation, were combined with those of Large Growth. The aggregate net assets of Large Growth immediately before the acquisition were $287,484; the combined net assets of Large Growth immediately after the acquisition were $344,682. In the acquisition, Large Growth acquired certain capital loss carryforwards from Growth in the amount of $52,057. Shares issued with the acquisition were as follows:

	Shares	Amount
Growth	3,581	$57,198
The exchange ratio of the reorganization for the Fund is as follows (Large Growth shares issuable/Growth):

Exchange Ratio
Growth	0.77

Transamerica Partners Funds Group	Semi-Annual Report 2010

Notes to Financial Statements (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 4. (continued)
In the acquisition, Large Growth received interest in Transamerica Partners Growth Portfolio (“Growth Portfolio”) with a fair value of $57,197. Large Growth contributed its interest in Growth Portfolio in-kind to Transamerica Partners Large Growth Portfolio (“Large Growth Portfolio”). The investment portfolio of Growth Portfolio was received by Large Growth Portfolio in the reorganization. For financial reporting purposes, assets received by Large Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from Growth Portfolio was carried forward to align ongoing reporting of Large Growth Portfolio’s realized and unrealized gain and losses with amount realizable for tax purposes.
Assuming the acquisitions had been completed on January 1, 2009, the beginning of the annual reporting period, the pro forma results of operations for the year ended December 31, 2009 are as follows:

Net investment income	$868

Net realized and unrealized gain	99,720

Net increase in net assets resulting from operations	100,588
Because the investment portfolio of Large Growth Portfolio has been managed as a single integrated portfolio since the reorganization referenced above was completed, it is not practical to separate the amounts of revenue and earnings of Growth that have been included in the Statement of Operations of Large Growth since the merger date.
NOTE 5. SUBSEQUENT EVENTS
At a meeting held on April 8, 2010, the Board of Trustees approved the termination of the investment sub-advisory agreements with Goldman Sachs Asset Management, L.P., Western Asset Management Company and Western Asset Management Company Limited, with respect to Transamerica Partners Balanced Portfolio, the underlying mutual fund in which all of the assets of Balanced is invested, and entered into new sub-advisory agreements with BlackRock Financial Management, Inc. (“BlackRock”) and J.P. Morgan Investment Management Inc. (“JPMorgan”).
At a meeting held on June 10, 2010, the Board of Trustees approved the termination of the investment sub-advisory agreement with Mesirow Financial Investment Management, Inc., with respect to Transamerica Partners Small Value Portfolio, the underlying mutual fund in which all of the assets of Small Value is invested, and entered into a new sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”).
BlackRock, JPMorgan and Wellington Management took over day-to-day management of the respective portfolios on July 9, 2010.
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Change of Independent Registered Certified Public Accounting Firm.
PricewaterhouseCoopers LLP (“PwC”) served as independent registered certified public accounting firm through April 7, 2010. On April 8, 2010, upon recommendation by the Transamerica Partners Funds Group’s (“TPFG”) Audit Committee, the TPFG Board selected Ernst & Young LLP to replace PwC as the independent public accountant for the fiscal year ending December 31, 2010.
The reports of PwC on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the two most recent fiscal years and through April 7, 2010, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their reports on the financial statements for such years.
During the two most recent fiscal years and through April 7, 2010, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).
TPFG has requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter will be filed as Exhibit 77 to Form N-SAR.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MONEY MARKET
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Money Market (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners Money Market Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and GE Asset Management, Incorporated (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. It was noted that relative performance in the tightly constrained money market universe is largely a function of expenses. The Board also noted management’s observation that yields on money market funds have been below average due to a low interest rate environment. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MONEY MARKET (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH QUALITY BOND
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners High Quality Bond (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners High Quality Bond Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and Merganser Capital Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including composite information about fees and performance provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1- and 10-year periods and above the median for the past 3- and 5-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee and total expenses were above the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH QUALITY BOND (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Inflation-Protected Securities (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners Inflation-Protected Securities Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund and account managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Fund changed its name and investment objective on May 1, 2007 and that Lipper discarded the prior track record of the Fund for performance comparison purposes. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee and total expenses were above the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Core Bond (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners Core Bond Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund and account managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners High Yield Bond (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners High Yield Bond Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and Eaton Vance Management (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was above the median for its peer universe for the past 1-, 5- and 10-year periods and in line with the median for the past 3-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the median for its peer group and above the median for its peer universe The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Trustees noted that TAM would over the long term seek to address the Sub-Adviser’s negative profitability with respect to management of the Portfolio. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Balanced (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreements”) for Transamerica Partners Balanced Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and each of the following sub-advisers: Goldman Sachs Asset Management, L.P., Western Asset Management Company and Western Asset Management Company Ltd. (each the “Sub-Adviser” and collectively the “Sub-Advisers”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including standard fee and composite performance information provided by the Sub-Advisers. The Trustees also considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Advisers’ investment approaches for the Fund. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for one of the Sub-Advisers and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers and TAM’s management oversight process. The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs. In making this determination, the Trustees considered that they had previously approved the replacement of the Sub-Advisers, with such replacement to take effect in July 2010. Accordingly, the Trustees noted that the Sub-Advisers would provide services under the Sub-Advisory Agreements for a limited period of time.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Fund following the appointment of the new sub-advisers. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Advisers, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.
Benefits to TAM, its affiliates, or the Sub-Advisers from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE VALUE
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Large Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners Large Value Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and Aronson+Johnson+Ortiz, LP (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Sub-Adviser assumed management of the Portfolio in January 2009, and, accordingly, the longer-term performance is not entirely attributable to the Sub-Adviser. The Trustees agreed that they would continue to monitor the performance of the Fund. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the total expenses of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE VALUE (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS STOCK INDEX
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Stock Index (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past, as well as the services anticipated to be provided in the future. The Trustees noted that the Fund invests in securities through an underlying mutual fund sponsored by BlackRock Fund Advisors. The Board also considered the experience, capability and integrity of TAM’s senior management and the financial resources of TAM. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management fee for the Fund. The Trustees noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE CORE
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Large Core (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners Large Core Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and Aronson+Johnson+Ortiz, LP (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser assumed sole responsibility for the Portfolio in September 2009. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Fund. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee and total expenses were above the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE CORE (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE GROWTH
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Large Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreements”) for Transamerica Partners Large Growth Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and each of the following sub-advisers: OFI Institutional Asset Management, Inc. and Wellington Management Company, LLP (each a “Sub-Adviser” and together the “Sub-Advisers”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by one of the Sub-Advisers as well as standard fee and composite performance information provided by the Sub-Advisers. The Trustees also considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Advisers’ investment approaches for the Fund. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for certain Sub-Advisers and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Advisers. The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board noted that Jennison Associates LLC was appointed as sub-adviser in September 2009, and the Trustees agreed that they would continue to monitor the performance of the Fund for improvement. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Advisers, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE GROWTH (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Advisers from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Trustees also noted that they receive a CAPIS report regarding the Sub-Advisers’ participation in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID VALUE
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Mid Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners Mid Value Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and Cramer Rosenthal McGlynn, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about performance of a comparable account managed by the Sub-Adviser and standard fee information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Fund. The Board also noted that J.P. Morgan Investment Management Inc. was approved as a sub-adviser to the Fund in September 2009. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Trustees also noted that they receive a CAPIS report regarding the Sub-Adviser’s participation in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID VALUE (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID GROWTH
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Mid Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners Mid Growth Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and Columbus Circle Investors (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about performance of a comparable account managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-year period, above the median for the past 3-year period and in line with the median for the past 5-year period. The Trustees discussed the reasons for the short-term underperformance with TAM, and agreed that they would continue to monitor the performance of the Fund. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Trustees also noted that they receive a CAPIS report regarding the Sub-Adviser’s participation in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID GROWTH (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL VALUE
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Small Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners Small Value Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and Mesirow Financial Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser and TAM’s management oversight process. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs. In making this determination, the Trustees considered that they had previously approved the replacement of the Sub-Adviser, with such replacement to take effect in July 2010. Accordingly, the Trustees noted that the Sub-Adviser would provide services under the Sub-Advisory Agreement for a limited period of time.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Fund following the appointment of the new sub-adviser. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee was above the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL VALUE (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Trustees also noted that they receive a CAPIS report regarding the Sub-Adviser’s participation in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL CORE
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Small Core (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreements”) for Transamerica Partners Small Core Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and each of the following sub-advisers: Fort Washington Investment Advisors, Inc., Invesco Advisers, Inc. (formerly known as INVESCO Institutional (N.A.), Inc.) and Wellington Management Company, LLP (each the “Sub-Adviser” and collectively the “Sub-Advisers”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by one of the Sub-Advisers as well as standard or composite fee and composite performance information provided by the Sub-Advisers. The Trustees also considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Advisers’ investment approaches for the Fund. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Advisers and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers, TAM’s management oversight process and the professional qualifications of the portfolio management teams of the Sub-Advisers. The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the longer-term performance was only partially attributable to the current Sub-Advisers of the Portfolio given sub-adviser changes in recent years. The Trustees agreed that they would continue to monitor the performance of the Fund. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee and total expenses were above the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Advisers, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL CORE (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Advisers from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Trustees also noted that they receive a CAPIS report regarding the participation of certain Sub-Advisers (Fort Washington Investment Advisors, Inc. and Wellington Management Company, LLP) in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL GROWTH
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Small Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners Small Growth Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and Perimeter Capital Partners LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3-year period. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Fund. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee and total expenses were above the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Trustees also noted that they receive a CAPIS report regarding the Sub-Adviser’s participation in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL GROWTH (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group (the “Board”) and Transamerica Partners Portfolios (the “Portfolio Trust”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners International Equity (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for Transamerica Partners International Equity Portfolio (the “Portfolio”), a series of the Portfolio Trust, between TAM and Thornburg Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed. The Fund invests all of its investable assets in the Portfolio.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund and accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund and/or Portfolio in which the Fund invests all of its assets in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Sub-Adviser assumed management of the Portfolio on January 1, 2009, and, accordingly, the longer-term performance is not entirely attributable to the Sub-Adviser. The Trustees agreed that they would continue to monitor the performance of the Fund. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Transamerica Partners Funds Group	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Funds Group	Semi-Annual Report 2010

Understanding Your Funds’ Expenses
(unaudited)
SHAREHOLDER EXPENSES
As a shareholder in a mutual fund invested in underlying mutual funds of Transamerica Partners Funds Group, you will bear the ongoing costs of managing the corresponding mutual funds in which your fund invests (such as the distribution fees, administration fees and other expenses). You will also bear the cost of operating the mutual fund (such as the advisory fee). The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an investment of $1,000 invested at January 1, 2010 and held for the entire period until June 30, 2010.
ACTUAL EXPENSES
The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply by the number shown under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (b)
			Expenses Paid		Expenses Paid
	Beginning	Ending Account	During Period	Ending Account	During Period	Annualized
Fund Name	Account Value	Value	(a)(c)	Value	(a)(c)	Expense Ratio (c)
Transamerica Asset Allocation - Short Horizon (“Short Horizon”)	$1,000.00	$1,035.70	$0.50	$1,024.30	$0.50	0.10%
Transamerica Asset Allocation - Short/Intermediate Horizon (“Short/Intermediate Horizon”)	1,000.00	1,009.70	0.50	1,024.30	0.50	0.10%
Transamerica Asset Allocation - Intermediate Horizon (“Intermediate Horizon”)	1,000.00	987.90	0.49	1,024.30	0.50	0.10%
Transamerica Asset Allocation - Intermediate/Long Horizon (“Intermediate/Long Horizon”)	1,000.00	968.80	0.49	1,024.30	0.50	0.10%
Transamerica Asset Allocation - Long Horizon (“Long Horizon”)	1,000.00	946.50	0.48	1,024.30	0.50	0.10%

(a)	Expenses are equal to each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before actual expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the funds invest.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Schedules of Investments Composition
At June 30, 2010
(the following charts summarize the Schedule of Investments of each fund by asset type)
(unaudited)

Transamerica Asset Allocation -
Short Horizon

Fixed Income Funds	88.5%
Domestic Equity Funds	7.6
Money Market Fund	2.0
International Equity Fund	1.9
Other Assets and Liabilities — net	(0.0)*

Total	100.0%

Transamerica Asset Allocation - Short/Intermediate
Horizon

Fixed Income Funds	68.0%
Domestic Equity Funds	23.2
International Equity Fund	6.8
Money Market Fund	2.0
Other Assets and Liabilities — net	(0.0)*

Total	100.0%

Transamerica Asset Allocation -
Intermediate Horizon

Fixed Income Funds	49.2%
Domestic Equity Funds	37.4
International Equity Fund	11.4
Money Market Fund	2.0
Other Assets and Liabilities — net	(0.0)*

Total	100.0%

Transamerica Asset Allocation -
Intermediate/Long Horizon

Domestic Equity Funds	51.0%
Fixed Income Funds	29.6
International Equity Fund	17.4
Money Market Fund	2.0
Other Assets and Liabilities — net	(0.0)*

Total	100.0%

Transamerica Asset Allocation -
Long Horizon

Domestic Equity Funds	66.1%
International Equity Fund	23.5
Fixed Income Funds	8.6
Money Market Fund	1.8
Other Assets and Liabilities — net	(0.0)*

Total	100.0%

*	Amount rounds to less than (0.1)%.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Transamerica Asset Allocation — Short Horizon
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES Ж; - 100.0%
Domestic Equity Funds - 7.6%
Transamerica Partners Large Growth	122,678	$1,867
Transamerica Partners Large Value	137,167	1,824
Transamerica Partners Small Core	84,988	1,255
Fixed Income Funds - 88.5%
Transamerica Partners Core Bond	2,352,337	30,134
Transamerica Partners High Quality Bond	987,403	11,493
Transamerica Partners High Yield Bond	826,798	6,788
Transamerica Partners Inflation-Protected Securities	801,949	9,094
International Equity Fund - 1.9%
Transamerica Partners International Equity	145,700	1,257
Money Market Fund - 2.0%
Transamerica Partners Money Market ‡	122,562	1,300
Total Investment Companies (cost $62,000) #		65,012

Other Assets and Liabilities — Net		(6)

Net Assets		$65,006

NOTES TO SCHEDULE OF INVESTMENTS:
Ж	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $62,000. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,012.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$65,012	$—	$—	$65,012

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Transamerica Asset Allocation — Short Horizon/Intermediate Horizon
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES Ж - 100.0%
Domestic Equity Funds - 23.2%
Transamerica Partners Large Growth	347,993	$5,293
Transamerica Partners Large Value	408,128	5,428
Transamerica Partners Mid Growth ‡	149,004	1,194
Transamerica Partners Mid Value	121,627	1,233
Transamerica Partners Small Core	83,037	1,226
Fixed Income Funds - 68.0%
Transamerica Partners Core Bond	1,594,312	20,423
Transamerica Partners High Quality Bond	803,823	9,357
Transamerica Partners High Yield Bond	635,329	5,216
Transamerica Partners Inflation-Protected Securities	621,971	7,053
International Equity Fund - 6.8%
Transamerica Partners International Equity	486,286	4,197
Money Market Fund - 2.0%
Transamerica Partners Money Market ‡	116,615	1,237

Total Investment Companies (cost $63,740) #		61,857
Other Assets and Liabilities — Net		(6)

Net Assets		$61,851

NOTES TO SCHEDULE OF INVESTMENTS:
Ж	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $63,740. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,450 and $3,333, respectively. Net unrealized depreciation for tax purposes is $1,883.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$61,857	$—	$—	$61,857

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Transamerica Asset Allocation — Intermediate Horizon
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES Ж - 100.0%
Domestic Equity Funds - 37.4%
Transamerica Partners Large Growth	2,068,671	$31,465
Transamerica Partners Large Value	2,252,573	29,959
Transamerica Partners Mid Growth ‡	872,504	6,989
Transamerica Partners Mid Value	750,932	7,614
Transamerica Partners Small Growth ‡	706,084	7,541
Transamerica Partners Small Value	851,651	7,137
Fixed Income Funds - 49.2%
Transamerica Partners Core Bond	4,605,746	59,000
Transamerica Partners High Quality Bond	1,739,189	20,244
Transamerica Partners High Yield Bond	1,900,882	15,606
Transamerica Partners Inflation-Protected Securities	2,158,608	24,479
International Equity Fund - 11.4%
Transamerica Partners International Equity	3,216,846	27,761
Money Market Fund - 2.0%
Transamerica Partners Money Market ‡	457,446	4,853

Total Investment Companies (cost $271,991) #		242,648
Other Assets and Liabilities — Net		(24)

Net Assets		$242,624

NOTES TO SCHEDULE OF INVESTMENTS:

ж	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $271,991. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,761 and $34,104, respectively. Net unrealized depreciation for tax purposes is $29,343.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$242,648	$—	$—	$242,648

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Transamerica Asset Allocation — Intermediate/Long Horizon
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES Ж - 100.0%
Domestic Equity Funds - 51.0%
Transamerica Partners Large Growth	2,077,544	$31,598
Transamerica Partners Large Value	2,222,153	29,555
Transamerica Partners Mid Growth ‡	1,067,644	8,552
Transamerica Partners Mid Value	941,296	9,545
Transamerica Partners Small Growth ‡	838,373	8,954
Transamerica Partners Small Value	1,121,343	9,397
Fixed Income Funds - 29.6%
Transamerica Partners Core Bond	2,360,984	30,245
Transamerica Partners High Quality Bond	360,323	4,194
Transamerica Partners High Yield Bond	1,014,666	8,330
Transamerica Partners Inflation-Protected Securities	1,230,282	13,951
International Equity Fund - 17.4%
Transamerica Partners International Equity	3,852,020	33,243
Money Market Fund - 2.0%
Transamerica Partners Money Market ‡	360,817	3,828

Total Investment Companies (cost $232,691) #		191,392
Other Assets and Liabilities — Net		(19)

Net Assets		$191,373

NOTES TO SCHEDULE OF INVESTMENTS:

ж	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $232,691. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,529 and $45,828, respectively. Net unrealized depreciation for tax purposes is $41,299.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$191,392	$—	$—	$191,392

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Transamerica Asset Allocation — Long Horizon
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES ж - 100.0%
Domestic Equity Funds - 66.1%
Transamerica Partners Large Growth	1,740,051	$26,467
Transamerica Partners Large Value	1,853,269	24,648
Transamerica Partners Mid Growth ‡	1,017,010	8,146
Transamerica Partners Mid Value	820,103	8,316
Transamerica Partners Small Growth ‡	799,615	8,540
Transamerica Partners Small Value	1,062,148	8,901
Fixed Income Funds - 8.6%
Transamerica Partners Core Bond	424,488	5,437
Transamerica Partners High Yield Bond	344,184	2,826
Transamerica Partners Inflation-Protected Securities	247,770	2,810
International Equity Fund - 23.5%
Transamerica Partners International Equity	3,495,753	30,168
Money Market Fund - 1.8%
Transamerica Partners Money Market ‡	220,919	2,344

Total Investment Companies (cost $173,813) #		128,603
Other Assets and Liabilities — Net		(13)

Net Assets		$128,590

NOTES TO SCHEDULE OF INVESTMENTS:

ж	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $173,813. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,458 and $46,668, respectively. Net unrealized depreciation for tax purposes is $45,210.
VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$128,603	$—	$—	$128,603

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Statements of Assets and Liabilities
At June 30, 2010
(all amounts except per share amounts in thousands)
(unaudited)

		Short/Intermediate	Intermediate	Intermediate/Long
	Short Horizon	Horizon	Horizon	Horizon	Long Horizon

Assets:
Investments in affiliated investment companies, at value	$65,012	$61,857	$242,648	$191,392	$128,603
Receivables:
Shares of beneficial interest sold	33	14	106	58	67
Investment securities sold	4,648	2,053	18,852	18,750	446

	69,693	63,924	261,606	210,200	129,116

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	2,304	587	7,496	9,273	513
Investment securities purchased	2,377	1,480	11,462	9,535	—
Advisory fees	6	6	24	19	13

	4,687	2,073	18,982	18,827	526

Net assets	$65,006	$61,851	$242,624	$191,373	$128,590

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	73,563	79,011	367,779	312,644	223,972
(Accumulated) net investment (loss)	(3)	(3)	(9)	(7)	(5)
(Accumulated) net realized (loss) from investments in affiliated investment companies	(11,566)	(15,274)	(95,803)	(79,965)	(50,167)
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	3,012	(1,883)	(29,343)	(41,299)	(45,210)

Net assets	$65,006	$61,851	$242,624	$191,373	$128,590

Shares outstanding	6,163	6,926	25,617	21,392	17,555

Net asset value per share	$10.55	$8.93	$9.47	$8.95	$7.33

Investments in affiliated investment companies, at cost	$62,000	$63,740	$271,991	$232,691	$173,813

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Statements of Operations
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

		Short/Intermediate	Intermediate	Intermediate/Long
	Short Horizon	Horizon	Horizon	Horizon	Long Horizon

Investment income:
Dividend income from affiliated investment companies	$1,405	$1,077	$3,231	$2,018	$813

Expenses:
Advisory fees	43	42	154	140	92

Net investment income	1,362	1,035	3,077	1,878	721

Net realized and unrealized gain (loss) on investments in affiliated investment companies:
Realized (loss) from investments in affiliated investment companies	(908)	(3,938)	(20,632)	(32,424)	(23,483)

Change in net unrealized appreciation on investments in affiliated investment companies	2,777	4,276	16,539	26,195	16,998

Net realized and unrealized gain (loss) on investments in affiliated investment companies	1,869	338	(4,093)	(6,229)	(6,485)

Net increase (decrease) In net assets resulting from operations	$3,231	$1,373	$(1,016)	$(4,351)	$(5,764)

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Statements of Changes in Net Assets
For the period or year ended:
(all amounts in thousands)

	Short Horizon		Short/Intermediate Horizon		Intermediate Horizon
	June 30, 2010	December 31,	June 30, 2010		June 30, 2010
	(unaudited)	2009	(unaudited)	December 31, 2009	(unaudited)	December 31, 2009

Increase (decrease) in net assets from:
Operations:
Net investment income	$1,362	$3,810	$1,035	$2,787	$3,077	$7,493
Net realized (loss) on investments in affiliated investment companies	(908)	(4,798)	(3,938)	(6,394)	(20,632)	(28,947)
Change in net unrealized appreciation on investments in affiliated investment companies	2,777	15,321	4,276	18,899	16,539	82,465

Net increase (decrease) in net assets resulting from operations	3,231	14,333	1,373	15,292	(1,016)	61,011

Distributions to shareholders from:
Net investment income	(1,365)	(3,810)	(1,038)	(2,787)	(3,086)	(7,493)
Return of capital	—	(59)	—	(133)	—	(713)

Total distributions to shareholders	(1,365)	(3,869)	(1,038)	(2,920)	(3,086)	(8,206)

Capital share transactions:
Proceeds from shares sold	10,097	24,320	7,253	20,426	32,995	79,634
Dividends and distributions reinvested	1,365	3,869	1,038	2,920	3,086	8,206
Cost of shares redeemed	(42,851)	(50,540)	(36,072)	(43,993)	(120,745)	(152,019)

Net decrease in net assets resulting from capital share transactions	(31,389)	(22,351)	(27,781)	(20,647)	(84,664)	(64,179)

Net decrease in net assets	(29,523)	(11,887)	(27,446)	(8,275)	(88,766)	(11,374)

Net Assets:
Beginning of period/year	94,529	106,416	89,297	97,572	331,390	342,764

End of period/year	$65,006	$94,529	$61,851	$89,297	$242,624	$331,390

(Accumulated) net investment (loss)	$(3)	$—	$(3)	$—	$(9)	$—

Share activity:
Shares issued	956	2,505	795	2,512	3,359	9,390
Shares issued-reinvested from distributions	129	392	113	351	312	935
Shares redeemed	(4,039)	(5,249)	(3,938)	(5,445)	(12,266)	(17,877)

Net (decrease) in shares outstanding	(2,954)	(2,352)	(3,030)	(2,582)	(8,595)	(7,552)

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Statements of Changes in Net Assets (continued)
For the period or year ended:
(all amounts in thousands)

	Intermediate/Long Horizon		Long Horizon
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009

Increase (decrease) in net assets from:
Operations:
Net investment income	$1,878	$4,610	$721	$1,524
Net realized (loss) on investments in affiliated investment companies	(32,424)	(32,053)	(23,483)	(19,107)
Change in net unrealized appreciation on investments in affiliated investment companies	26,195	89,111	16,998	59,794

Net increase (decrease) in net assets resulting from operations	(4,351)	61,668	(5,764)	42,211

Distributions to shareholders from:
Net investment income	(1,885)	(4,610)	(726)	(1,524)
Return of capital	—	(906)	—	(696)

Total distributions to shareholders	(1,885)	(5,516)	(726)	(2,220)

Capital share transactions:
Proceeds from shares sold	20,673	56,492	17,468	45,105
Dividends and distributions reinvested	1,885	5,516	726	2,220
Cost of shares redeemed	(139,524)	(120,560)	(85,088)	(78,221)

Net decrease in net assets resulting from capital share transactions	(116,966)	(58,552)	(66,894)	(30,896)

Net increase (decrease) in net assets	(123,202)	(2,400)	(73,384)	9,095

Net Assets:
Beginning of period/year	314,575	316,975	201,974	192,879

End of period/year	$191,373	$314,575	$128,590	$201,974

(Accumulated) net investment (loss)	$(7)	$—	$(5)	$—

Share activity:
Shares issued	2,196	7,147	2,229	7,100
Shares issued-reinvested from distributions	198	674	91	337
Shares redeemed	(14,785)	(15,310)	(10,735)	(12,153)

Net (decrease) in shares outstanding	(12,391)	(7,489)	(8,415)	(4,716)

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Financial Highlights
For the period and years ended:

	Short Horizon
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007(1)	2006(1)	2005(1)

Net asset value
Beginning of period/year	$10.37		$9.28	$10.77	$10.79	$10.77	$10.96

Investment operations
From net investment income(a)	0.17		0.39	0.49	0.43	0.41	0.36
From net realized and unrealized gain (loss) on affiliated investment companies	0.20		1.11	(1.46)	0.10	0.12	(0.11)

Total from investment operations	0.37		1.50	(0.97)	0.53	0.53	0.25

Distributions
Net investment income	(0.19)		(0.40)	(0.51)	(0.44)	(0.42)	(0.37)
Net realized gain on affiliated investment companies	—		—	(0.01)	(0.11)	(0.09)	(0.07)
Return of capital	—		(0.01)	— (b)	—	— (b)	—

Total distributions	(0.19)		(0.41)	(0.52)	(0.55)	(0.51)	(0.44)

Net asset value
End of period/year	$10.55		$10.37	$9.28	$10.77	$10.79	$10.77

Total return	3.57	%(c)	16.45%	(9.33%)	5.10%	5.03%	2.28%

Net assets end of period/year (000’s)	$65,006		$94,529	$106,416	$147,307	$155,014	$164,513

Ratio and supplemental data
Expenses to average net assets(d)	0.10	%(e)	0.10%	0.10%	0.10%	0.13%	0.20%
Net investment income to average net assets	3.17	%(e)	3.97%	4.80%	3.98%	3.86%	3.36%
Portfolio turnover rate	48	%(c)	39%	124%	32%	59%	57%

	Short/Intermediate Horizon
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007(1)	2006(1)	2005(1)

Net asset value
Beginning of period/year	$8.97		$7.78	$9.92	$10.16	$10.12	$10.23

Investment operations
From net investment income(a)	0.11		0.26	0.37	0.37	0.35	0.31
From net realized and unrealized gain (loss) on affiliated investment companies	(0.02)		1.21	(2.11)	0.14	0.33	0.02

Total from investment operations	0.09		1.47	(1.74)	0.51	0.68	0.33

Distributions
Net investment income	(0.13)		(0.27)	(0.38)	(0.37)	(0.36)	(0.31)
Net realized gain on affiliated investment companies	—		—	(0.02)	(0.38)	(0.28)	(0.13)
Return of capital	—		(0.01)	— (b)	—	—	—

Total distributions	(0.13)		(0.28)	(0.40)	(0.75)	(0.64)	(0.44)

Net asset value
End of period/year	$8.93		$8.97	$7.78	$9.92	$10.16	$10.12

Total return	0.97	%(c)	19.18%	(17.96%)	5.11%	6.86%	3.23%

Net assets end of period/year (000’s)	$61,851		$89,297	$97,572	$159,655	$162,538	$165,746

Ratio and supplemental data
Expenses to average net assets(d)	0.10	%(e)	0.10%	0.10%	0.10%	0.13%	0.20%
Net investment income to average net assets	2.50	%(e)	3.12%	4.03%	3.53%	3.43%	3.05%
Portfolio turnover rate	46	%(c)	39%	123%	33%	57%	60%

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Financial Highlights (continued)
For the period and years ended:

	Intermediate Horizon
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007(1)	2006(1)	2005(1)

Net asset value
Beginning of period/year	$9.69		$8.21	$11.45	$12.09	$12.10	$12.16

Investment operations
From net investment income(a)	0.10		0.20	0.34	0.39	0.37	0.32
From net realized and unrealized gain (loss) on affiliated investment companies	(0.21)		1.51	(3.20)	0.28	0.68	0.18

Total from investment operations	(0.11)		1.71	(2.86)	0.67	1.05	0.50

Distributions
Net investment income	(0.11)		(0.21)	(0.35)	(0.40)	(0.38)	(0.31)
Net realized gain on affiliated investment companies	—		—	(0.03)	(0.91)	(0.68)	(0.25)
Return of capital	—		(0.02)	— (b)	—	— (b)	—

Total distributions	(0.11)		(0.23)	(0.38)	(1.31)	(1.06)	(0.56)

Net asset value
End of period/year	$9.47		$9.69	$8.21	$11.45	$12.09	$12.10

Total return	(1.21	%)(c)	21.08%	(25.50%)	5.56%	8.81%	4.17%

Net assets end of period/year (000’s)	$242,624		$331,390	$342,764	$646,975	$676,164	$646,030

Ratio and supplemental data
Expenses to average net assets(d)	0.10	%(e)	0.10%	0.10%	0.10%	0.13%	0.20%
Net investment income to average net assets	2.00	%(e)	2.31%	3.35%	3.07%	3.01%	2.72%
Portfolio turnover rate	45	%(c)	42%	126%	39%	70%	54%

	Intermediate/Long Horizon
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007(1)	2006(1)	2005(1)

Net asset value
Beginning of period/year	$9.31		$7.68	$12.54	$13.47	$13.15	$12.83

Investment operations
From net investment income(a)	0.06		0.13	0.29	0.37	0.34	0.29
From net realized and unrealized gain (loss) on affiliated investment companies	(0.35)		1.65	(4.35)	0.34	1.02	0.38

Total from investment operations	(0.29)		1.78	(4.06)	0.71	1.36	0.67

Distributions
Net investment income	(0.07)		(0.13)	(0.30)	(0.39)	(0.35)	(0.29)
Net realized gain on affiliated investment companies	—		—	(0.33)	(1.25)	(0.69)	(0.06)
Return of capital	—		(0.02)	(0.17)	—	—	—

Total distributions	(0.07)		(0.15)	(0.80)	(1.64)	(1.04)	(0.35)

Net asset value
End of period/year	$8.95		$9.31	$7.68	$12.54	$13.47	$13.15

Total return	(3.12	%)(c)	23.51%	(32.84%)	5.27%	10.56%	5.29%

Net assets end of period/year (000’s)	$191,373		$314,575	$316,975	$620,980	$661,319	$643,127

Ratio and supplemental data
Expenses to average net assets(d)	0.10	%(e)	0.10%	0.10%	0.10%	0.13%	0.20%
Net investment income to average net assets	1.34	%(e)	1.55%	2.65%	2.64%	2.54%	2.23%
Portfolio turnover rate	53	%(c)	38%	121%	33%	59%	46%

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Financial Highlights (continued)
For the period and years ended:

	Long Horizon
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
For a share outstanding throughout each period	(unaudited)		2009	2008	2007(1)	2006(1)	2005(1)

Net asset value
Beginning of period/year	$7.78		$6.29	$11.12	$12.18	$11.78	$11.34

Investment operations
From net investment income(a)	0.03		0.05	0.18	0.30	0.26	0.22
From net realized and unrealized gain (loss) on affiliated investment companies	(0.44)		1.52	(4.55)	0.33	1.18	0.52

Total from investment operations	(0.41)		1.57	(4.37)	0.63	1.44	0.74

Distributions
Net investment income	(0.04)		(0.05)	(0.19)	(0.30)	(0.26)	(0.22)
Net realized gains on affiliated investment companies	—		—	(0.15)	(1.39)	(0.78)	(0.08)
Return of capital	—		(0.03)	(0.12)	—	—	—

Total distributions	(0.04)		(0.08)	(0.46)	(1.69)	(1.04)	(0.30)

Net asset value
End of period/year	$7.33		$7.78	$6.29	$11.12	$12.18	$11.78

Total return	(5.35	%)(c)	25.19%	(39.60%)	5.31%	12.32%	6.52%

Net assets end of period/year (000’s)	$128,590		$201,974	$192,879	$397,773	$405,014	$395,718

Ratio and supplemental data
Expenses to average net assets(d)	0.10	%(e)	0.10%	0.10%	0.10%	0.13%	0.20%
Net investment income to average net assets	0.78	%(e)	0.81%	1.96%	2.27%	2.10%	1.91%
Portfolio turnover rate	47	%(c)	29%	105%	32%	76%	47%

(1)	Per share data reflects a reverse stock split as follows:

Short Horizon — 0.9908908 shares for each share outstanding

Short/Intermediate Horizon — 0.9730923 shares for each share outstanding

Intermediate Horizon — 0.9546197 shares for each share outstanding

Intermediate/Long Horizon — 0.9370055 shares for each share outstanding

Long Horizon — 0.9176237 shares for each share outstanding

(a)	Calculation is based on average number of shares outstanding.

(b)	Rounds to less than $(0.01) or $0.01.

(c)	Not annualized.

(d)	Ratios exclude expenses incurred by the underlying investment companies in which the fund invests.

(e)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Notes to Financial Statements
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Partners Funds Group II (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is composed of twenty-one different series that are separate investment funds. Five of the series are doing business as Transamerica Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act, and are presented herein: Transamerica Asset Allocation — Short Horizon (“Short Horizon”), Transamerica Asset Allocation — Short/Intermediate Horizon (“Short/Intermediate Horizon”), Transamerica Asset Allocation — Intermediate Horizon (“Intermediate Horizon”), Transamerica Asset Allocation — Intermediate/Long Horizon (“Intermediate/Long Horizon”), and Transamerica Asset Allocation — Long Horizon (“Long Horizon”) (individually, a “Fund” and collectively, the “Funds”). Each Fund invests all of its investable assets among certain series of Transamerica Partners Funds Group (“Funds Group”). Certain series of Funds Group invests all of their investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”). The financial statements of Funds Group and the Series Portfolio are included in this report.
In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions may be used that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.
Security transactions and investment income: Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Funds are from investments in shares of affiliated investment companies.
Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations. Dividends from net investment income and distributions from net realized capital gains, if any, will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.
Operating expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its share of fees and expenses incurred by the series of Funds Group in which it invests. These expenses are not reflected in the expenses in the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The value of any Fund’s investment in a corresponding fund of Funds Group is valued at the net asset value per share of each fund determined at the close of business of the New York Stock Exchange (“NYSE”), normally, 4:00 P.M. Eastern time, each day the NYSE is open for business. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1 — Unadjusted quoted prices in active markets for identical securities;
Level 2 — Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly; and
Level 3 — Unobservable inputs, to the extent that relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.
Fair value measurement: Investment company securities are valued at the net asset value of the underlying funds and can be redeemed daily. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2010, are included at the end of each Fund’s Schedule of Investments.
NOTE 3. RELATED PARTY TRANSACTIONS
The Trust has entered into an Investment Advisory Agreement with Transamerica Asset Management, Inc. (“TAM”). TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly-owned subsidiaries of AEGON NV. AUSA is wholly-owned by AEGON USA, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation and a publicly traded international insurance group.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Notes to Financial Statements (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 3. (continued)
Pursuant to the Investment Advisory Agreement, TAM provides general investment advice to each Fund. For providing these services, facilities and for bearing the related expenses, TAM receives a monthly fee from each Fund, which is accrued daily and payable monthly, at an annual rate equal to 0.10% of each Fund’s average daily net assets. TAM is also the Adviser to the Funds Group. Accordingly, the net asset values of the Funds Group will reflect the fees and other expenses paid to TAM or its affiliates.
Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS and TCI are affiliates of AEGON NV.
Certain officers and trustees of the Trust are also officers and/or trustees of TAM, TFS and TCI and other affiliates, including the Funds Group and Transamerica Partners Portfolios. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust’s officers receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds for which they receive fees.
From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.
Deferred compensation plan: Under a non-qualified deferred compensation plan, effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulated based on investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, or the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.
NOTE 4. SECURITY TRANSACTIONS
The cost of affiliated investments purchased and proceeds from affiliated investments sold for the period ended June 30, 2010 were as follows:

		Proceeds from
	Purchases of	maturities and sales
	affiliated	of affiliated
	investments	investments
Fund	Long-term	Long-term
Short Horizon	$40,827	$72,221
Short/Intermediate Horizon	37,329	65,115
Intermediate Horizon	137,221	221,898
Intermediate/Long Horizon	144,596	261,577
Long Horizon	85,176	152,079
NOTE 5. FEDERAL INCOME TAX MATTERS
Each Fund of the Trust is a separate entity for federal income tax purposes. The Funds have not made any provisions for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefit of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax positions taken for all open tax years (2007-2009), or expected to be taken in the Funds’ 2010 tax returns, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds identify their major tax jurisdictions as U.S. Federal, the states of Florida and New York; however; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to wash sales, reclassification of short-term capital gains to investment income, and returns of capital paid by the Funds to their shareholders.
NOTE 6. SUBSEQUENT EVENT
Management has evaluated subsequent events through the date of issuance of the financial statements, and has determined that no other material events or transactions would require recognition or disclosure in the Funds’ Financial Statements.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Change of Independent Registered Certified Public Accounting Firm.
PricewaterhouseCoopers LLP (“PwC”) served as independent registered certified public accounting firm through April 7, 2010. On April 8, 2010, upon recommendation by the Transamerica Partners Funds Group II’s (“TPFG II”) Audit Committee, the TPFG II Board selected Ernst & Young LLP to replace PwC as the independent public accountant for the fiscal year ending December 31, 2010.
The reports of PwC on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the two most recent fiscal years and through April 7, 2010, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their reports on the financial statements for such years.
During the two most recent fiscal years and through April 7, 2010, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).
TPFG II has requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter will be filed as Exhibit 77 to Form N-SAR.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

TRANSAMERICA ASSET ALLOCATION — SHORT HORIZON
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group II (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Short Horizon (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past, as well as the services anticipated to be provided in the future. The Trustees also considered TAM’s investment approach for the Fund. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, and the professional qualifications of the portfolio management team of TAM. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable asset allocation funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group II as a whole by TAM and its affiliates. The Board reviewed the management fee for the Fund. The Trustees noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group and below the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

TRANSAMERICA ASSET ALLOCATION — SHORT/INTERMEDIATE HORIZON
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL

(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group II (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Short/Intermediate Horizon (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past, as well as the services anticipated to be provided in the future. The Trustees also considered TAM’s investment approach for the Fund. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, and the professional qualifications of the portfolio management team of TAM. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable asset allocation funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group II as a whole by TAM and its affiliates. The Board reviewed the management fee for the Fund. The Trustees noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

TRANSAMERICA ASSET ALLOCATION — INTERMEDIATE HORIZON
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group II (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Intermediate Horizon (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past, as well as the services anticipated to be provided in the future. The Trustees also considered TAM’s investment approach for the Fund. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, and the professional qualifications of the portfolio management team of TAM. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable asset allocation funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group II as a whole by TAM and its affiliates. The Board reviewed the management fee for the Fund. The Trustees noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

TRANSAMERICA ASSET ALLOCATION — INTERMEDIATE/LONG HORIZON
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group II (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Intermediate/Long Horizon (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past, as well as the services anticipated to be provided in the future. The Trustees also considered TAM’s investment approach for the Fund. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, and the professional qualifications of the portfolio management team of TAM. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable asset allocation funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was in line with the performance for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group II as a whole by TAM and its affiliates. The Board reviewed the management fee for the Fund. The Trustees noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

TRANSAMERICA ASSET ALLOCATION — LONG HORIZON
INVESTMENT ADVISORY AGREEMENT — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Funds Group II (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Long Horizon (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), to determine whether the agreement should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM such information as they deemed reasonably necessary to evaluate the agreement. The Trustees also considered information they had previously received from TAM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past, as well as the services anticipated to be provided in the future. The Trustees also considered TAM’s investment approach for the Fund. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM, and the professional qualifications of the portfolio management team of TAM. The Trustees determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Fund. The Board considered the short and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable asset allocation funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Partners Funds Group II as a whole by TAM and its affiliates. The Board reviewed the management fee for the Fund. The Trustees noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the total expenses of the Fund were above the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Fund and TAM and its affiliates and determined that the management fee to be received by TAM under the agreement is consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM, in the future.
Benefits to TAM and its affiliates from their relationship with the Fund. The Board noted that management believes that other benefits anticipated to be derived by TAM and its affiliates from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Fund.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the compensation to be received by TAM is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement.

Transamerica Asset Allocation Funds	Semi-Annual Report 2010

Transamerica Partners Portfolios

I

SCHEDULES OF INVESTMENTS COMPOSITION
At June 30, 2010
(the following charts summarize the Schedule of Investments of each portfolio by asset type)
(Unaudited)

Transamerica Partners Money Market Portfolio
Commercial Paper	49.4%
Certificates of Deposit	21.4
Short-Term U.S. Government Obligations	10.1
Repurchase Agreements	9.8
U.S. Government Obligations	6.2
Corporate Debt Securities	3.1
Other Assets and Liabilities — Net	0.0 *

Total	100.0%

Transamerica Partners High Quality Bond Portfolio
Corporate Debt Securities	37.0%
Asset-Backed Securities	33.1
Mortgage-Backed Securities	21.5
U.S. Government Agency Obligations	4.1
U.S. Government Obligation	2.9
Securities Lending Collateral	1.0
Foreign Government Obligation	0.8
Repurchase Agreement	0.2
Other Assets and Liabilities — Net	(0.6)

Total	100.0%

Transamerica Partners Inflation-Protected Securities Portfolio
U.S. Government Obligations	96.1%
Repurchase Agreement	1.4
Foreign Government Obligations	1.4
Purchased Swaptions	0.2
Corporate Debt Security	0.2
Mortgage-Backed Security	0.2
Structured Note Debt	0.2
Purchased Option	0.0 *
Other Assets and Liabilities — Net (a)	0.3

Total	100.0%

Transamerica Partners Core Bond Portfolio
U.S. Government Agency Obligations	44.2%
Corporate Debt Securities	32.1
Mortgage-Backed Securities	19.1
Repurchase Agreement	10.8
Securities Lending Collateral	8.6
Asset-Backed Securities	7.0
Foreign Government Obligations	4.5
U.S. Government Obligations	2.4
Municipal Government Obligations	2.1
Preferred Corporate Debt Securities	1.1
Purchased Swaptions	0.7
Convertible Bond	0.1
Common Stocks	0.0 *
Preferred Stocks	0.0 *
Warrant	0.0 *
Other Assets and Liabilities — Net (a)	(32.7)

Total	100.0%

Transamerica Partners High Yield Bond Portfolio
Corporate Debt Securities	89.9%
Loan Assignments	4.1
Convertible Bonds	1.3
Repurchase Agreement	1.0
Common Stocks	0.5
Convertible Preferred Stocks	0.4
Asset-Backed Securities	0.1
Investment Company	0.0 *
Preferred Corporate Debt Security	0.0 *
Warrants	0.0 *
Other Assets and Liabilities — Net	2.7

Total	100.0%

Transamerica Partners Balanced Portfolio
Common Stocks	56.6%
Corporate Debt Securities	13.2
U.S. Government Agency Obligations	13.0
Mortgage-Backed Securities	6.4
Repurchase Agreement	6.2
Asset-Backed Securities	3.8
Short-Term U.S. Government Obligation	2.5
U.S. Government Obligations	2.3
Preferred Corporate Debt Securities	1.1
Municipal Government Obligations	0.8
Foreign Government Obligation	0.2
Preferred Stocks	0.1
Purchased Options	0.0 *
Warrant	0.0 *
Other Assets and Liabilities — Net (a)	(6.2)

Total	100.0%

Transamerica Partners Large Value Portfolio
Common Stocks	96.3%
Securities Lending Collateral	2.0
Repurchase Agreement	2.0
Other Assets and Liabilities — Net	(0.3)

Total	100.0%

Transamerica Partners Large Core Portfolio
Common Stocks	96.5%
Repurchase Agreement	0.6
Securities Lending Collateral	0.1
Other Assets and Liabilities — Net	2.8

Total	100.0%

Transamerica Partners Large Growth Portfolio
Common Stocks	98.9%
Securities Lending Collateral	1.9
Repurchase Agreement	0.4
Other Assets and Liabilities — Net	(1.2)

Total	100.0%

Transamerica Partners Mid Value Portfolio
Common Stocks	97.2%
Securities Lending Collateral	25.6
Repurchase Agreements	3.7
Other Assets and Liabilities — Net	(26.5)

Total	100.0%

Transamerica Partners Mid Growth Portfolio
Common Stocks	99.7%
Securities Lending Collateral	3.4
Repurchase Agreement	0.4
Other Assets and Liabilities — Net	(3.5)

Total	100.0%

Transamerica Partners Small Value Portfolio
Common Stocks	97.9%
Repurchase Agreement	2.1
Other Assets and Liabilities — Net	0.0 *

Total	100.0%

Transamerica Partners Portfolios	Semi-Annual Report 2010

SCHEDULES OF INVESTMENTS COMPOSITION (Continued)
At June 30, 2010
(the following charts summarize the Schedule of Investments of each portfolio by asset type)
(Unaudited)

Transamerica Partners Small Core Portfolio
Common Stocks	98.4%
Securities Lending Collateral	25.6
Repurchase Agreement	1.7
Investment Company	0.2
Short-Term U.S. Government Obligation	0.1
Warrant	0.0 *
Other Assets and Liabilities — Net (a)	(26.0)

Total	100.0%

Transamerica Partners Small Growth Portfolio
Common Stocks	98.5%
Securities Lending Collateral	25.7
Repurchase Agreement	1.5
Warrant	0.0 *
Other Assets and Liabilities — Net	(25.7)

Total	100.0%

Transamerica Partners International Equity Portfolio
Common Stocks	96.1%
Securities Lending Collateral	6.7
Preferred Stock	1.9
Repurchase Agreement	0.2
Other Assets and Liabilities — Net (a)	(4.9)

Total	100.0%

*	Amount rounds to less than (0.1%) or 0.1%.

(a)	The Other Assets and Liabilities — Net category may include, but is not limited to, Forward Currencies contracts, Futures contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, and Cash Collateral.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	COMMERCIAL PAPER — 49.4%
	Commercial Banks — 39.5%
	Allied Irish Banks North America, Inc.
$26,000	0.77%, 07/09/2010 — 144A	$25,996
	Australia & New Zealand Banking Group, Ltd.
26,300	0.50%, 09/20/2010 — 144A	26,270
	Banco Bilbao Vizcaya Argentaria SA
40,250	0.31%, 07/16/2010 — 07/26/2010	40,247
	Banco Bilbao Vizcaya Argentaria SA/ London
7,000	0.70%, 07/08/2010 — 144A	6,999
	Bank of Montreal
32,500	0.30%, 07/23/2010	32,500
	Barclays Bank PLC
19,100	0.30%, 07/15/2010	19,100
22,350	0.49%, 11/03/2010	22,350
	Commonwealth Bank of Australia
36,450	0.51%, 08/30/2010 — 144A	36,418
	Credit Suisse/New York NY
11,500	0.30%, 07/15/2010	11,500
	Danske Corp.
26,200	0.41%, 08/26/2010 — 144A	26,183
	Deutsche Bank AG
30,000	0.30%, 07/20/2010	30,000
	HSBC USA, Inc.
23,750	0.27%, 07/13/2010	23,748
	National Australia Funding Delaware, Inc.
16,100	0.29%, 07/19/2010 — 144A	16,098
	Royal Bank of Scotland PLC
20,500	0.37%, 07/09/2010	20,500
	Societe Generale North America, Inc.
14,100	0.43%, 07/06/2010	14,099
19,000	0.47%, 08/05/2010	18,991
	Toronto-Dominion Holdings USA, Inc.
25,250	0.54%, 11/19/2010	25,250
	UBS Finance Delaware LLC
26,800	0.16%, 07/02/2010	26,800
	Westpac Banking Corp.
28,150	0.27%, 07/06/2010 — 144A	28,149
13,400	0.31%, 10/06/2010 — 144A	13,400
	Diversified Financial Services — 9.9%
	Eksportfinans ASA
42,550	0.23%, 07/01/2010 — 144A	42,549
	Nordea North America, Inc.
29,000	0.34%, 08/04/2010	28,991
9,500	0.58%, 11/18/2010	9,479
	Procter & Gamble International Funding SCA
34,800	0.17%, 07/15/2010 — 144A	34,798

	Total Commercial Paper (cost $580,415)	580,415

	CERTIFICATES OF DEPOSIT — 21.4%
	Commercial Banks — 18.6%
	Abbey National Treasury Services PLC
38,100	0.42%, 02/25/2011 *	38,100
	Bank of Ireland
38,520	0.27%, 07/01/2010	38,520
	Bank of Nova Scotia
18,000	0.35%, 12/17/2010 *	18,000
	BNP Paribas
18,300	0.24%, 07/01/2010	18,300
20,000	0.44%, 08/03/2010	20,000
	Rabobank Nederland NV
13,350	0.29%, 07/23/2010 *	13,350
20,550	0.52%, 09/14/2010	20,555
	Royal Bank of Canada
13,400	0.35%, 02/24/2011 *	13,400
	Svenska Handelsbanken AB
16,500	0.28%, 07/14/2010	16,500
22,000	0.45%, 08/20/2010	22,000
	Diversified Financial Services — 2.8%
	Calyon NY
33,000	0.33%, 07/07/2010	33,000

	Total Certificates of Deposit (cost $251,725)	251,725

	CORPORATE DEBT SECURITIES — 3.1%
	Capital Markets — 1.9%
	Goldman Sachs Group, Inc.
21,500	1.04%, 12/03/2010 *	21,551
	Commercial Banks — 1.2%
	International Bank for Reconstruction & Development
14,550	0.39%, 07/13/2011	14,550

	Total Corporate Debt Securities (cost $36,101)	36,101

	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS — 10.1%
	Fannie Mae
11,850	0.11%, 08/02/2010	11,848
19,750	0.14%, 10/06/2010	19,734
	Freddie Mac
11,700	0.04%, 07/30/2010	11,699
16,250	0.04%, 07/16/2010	16,249
35,500	0.07%, 08/13/2010	35,494
23,500	0.13%, 07/27/2010	23,497

	Total Short-Term U.S. Government Obligations (cost $118,521)	118,521

	U.S. GOVERNMENT OBLIGATIONS — 6.2%
	Freddie Mac
18,200	0.19%, 07/12/2010 *	18,200
6,115	4.70%, 08/10/2010	6,145
	U.S. Treasury Note
23,000	0.88%, 02/28/2011	23,089
25,700	5.75%, 08/15/2010	25,877

	Total U.S. Government Obligations (cost $73,311)	73,311

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	REPURCHASE AGREEMENTS - 9.8%
	State Street Bank & Trust Co.
$2	0.01% ▲, dated 06/30/2010, to be repurchased at $2 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $5.	$2
	Goldman Sachs & Co.
78,000	0.02% ▲, dated 06/30/2010, to be repurchased at $78,000 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 1.25%, due 05/07/2012, and with a value of $79,416.	78,000
	Barclays Capital Inc.
17,700	0.01% ▲, dated 06/30/2010, to be repurchased at $17,700 on 07/01/2010. Collateralized by a U.S. Government Obligation, 5.00%, due 05/15/2037, and with a value of $18,064.	17,700
	JPMorgan Chase Funding, Inc.
17,800	0.00% ▲, dated 06/30/2010, to be repurchased at $17,800 on 07/01/2010. Collateralized by a U.S. Government Obligation, 3.00%, due 02/28/2017, and with a value of $17,996.	17,800
	HSBC Americas, Inc.
1,650	0.01% ▲, dated 06/30/2010, to be repurchased at $1,650 on 07/01/2010. Collateralized by a U.S. Government Obligation, 3.63%, due 08/15/2019, and with a value of $1,665.	1,650

	Total Repurchase Agreements (cost $115,152)	115,152

	Total Investment Securities (cost $1,175,225) #	1,175,225

	Other Assets and Liabilities — Net	772

	Net Assets	$1,175,997

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $1,175,225.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $256,860, or 21.84%, of the portfolio’s net assets.
Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Fixed Income — Financials	$—	$868,241	$—	$868,241
Fixed Income — Short-Term U.S. Government Obligation	—	118,521	—	118,521
Fixed Income — U.S. Government Obligation	—	73,311	—	73,311
Cash & Cash Equivalent — Repurchase Agreement	—	115,152	—	115,152

Total	$—	$1,175,225	$—	$1,175,225

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value
	U.S. GOVERNMENT OBLIGATION — 2.9%
	U.S. Treasury Note
$14,000	0.75%, 05/31/2012	$14,040
	Total U.S. Government Obligation (cost $14,006)
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
	Fannie Mae
2,473	4.00%, 10/25/2016 — 07/25/2033	2,528
1,310	4.50%, 09/01/2013	1,346
820	5.00%, 07/01/2013 — 04/01/2014	847
1,105	5.50%, 12/01/2022	1,197
590	6.00%, 10/01/2011 — 09/01/2014	632
	Freddie Mac
1,524	2.87%, 12/15/2016	1,546
2,784	3.38%, 03/15/2018	2,878
4,107	4.00%, 09/15/2016 — 09/15/2017	4,215
749	5.50%, 03/01/2011 — 01/15/2027	796
2,412	6.00%, 10/15/2021	2,538
93	6.50%, 02/01/2013 — 04/01/2013	98
	Ginnie Mae
950	5.75%, 12/15/2022	1,043

	Total U.S. Government Agency Obligations (cost $18,771)	19,664

	FOREIGN GOVERNMENT OBLIGATION — 0.8%
	Province of Manitoba Canada
3,650	2.13%, 04/22/2013	3,732
	Total Foreign Government Obligation (cost $3,662)
	MORTGAGE-BACKED SECURITIES — 21.5%
558	Bear Stearns Asset Backed Securities Trust Series 2003-AC3, Class A1 4.50%, 07/25/2033 *	524
56	Bear Stearns Commercial Mortgage Securities Series 2001-TOP4, Class A1 5.06%, 11/15/2016	57
184	Series 2002-PBW1, Class A1 3.97%, 11/11/2035 *	187
947	Series 2006-T22, Class A1 5.42%, 04/12/2038 *	946
7,000	Series 2007-PW15, Class A2 5.21%, 02/11/2044	7,231
1,662	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A1 5.27%, 10/15/2049	1,689
170	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A1 5.05%, 07/15/2044	169
1,988	Commercial Mortgage Pass-Through Certificates Series 2005-LP5, Class A2 4.63%, 05/10/2043	1,999
3,990	Series 2006-C8, Class A3 5.31%, 12/10/2013	4,120
798	Community Program Loan Trust Series 1987-A, Class A4 4.50%, 10/01/2018	804
1,753	Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5, Class A2 4.18%, 11/15/2037	1,753
554	Crusade Global Trust Series 2004-2, Class A1 0.38%, 11/19/2037 *	539
4,522	CW Capital Cobalt, Ltd. Series 2006-C1, Class A2 5.17%, 08/15/2048	4,723
129	GE Capital Commercial Mortgage Corp. Series 2001-3, Class A1 5.56%, 06/10/2038	130
253	Series 2002-1A, Class A2 5.99%, 12/10/2035	254
3,438	Series 2005-C1, Class A2 4.35%, 06/10/2048	3,474
1,473	Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.31%, 08/10/2042	1,488
3,075	Series 2006-GG7, Class A2 6.03%, 07/10/2038 *	3,150
4,400	GS Mortgage Securities Corp. II Series 2004-GG2, Class A4 4.96%, 08/10/2038	4,552
901	Series 2006-GG6, Class A2 5.51%, 03/10/2011 *	915
4,250	Series 2006-GG6, Class AAB 5.59%, 09/10/2015 *	4,523
4,700	Series 2006-GG8, Class AAB 5.54%, 11/10/2039	5,050
1,407	Series 2007-GG10, Class A1 5.69%, 08/10/2045	1,450
5,010	GS Mortgage Securities Trust Series 2007-GG10, Class AAB 6.00%, 08/10/2045 *	5,331
225	Interstar Millennium Trust Series 2003-3G, Class A2 1.04%, 09/27/2035 *	219
257	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C2, Class A1 4.33%, 12/12/2034	261
4,500	Series 2006-LDP7, Class A2 6.05%, 04/15/2045 *	4,610
2,898	JPMorgan Mortgage Trust Series 2006-S2, Class 1A17 6.00%, 07/25/2036	2,583
4,550	LB-UBS Commercial Mortgage Trust Series 2003-C7, Class A3 4.56%, 09/15/2027 *	4,608
5,000	Series 2004-C8, Class A3 4.44%, 12/15/2029	5,088
998	Series 2005-C7, Class A2 5.10%, 11/15/2030	1,003
4,000	Series 2006-C4, Class AAB 6.05%, 06/15/2032 *	4,357
2,607	Series 2006-C7, Class A2 5.30%, 11/15/2011	2,681
4,500	Series 2007-C2, Class A2 5.30%, 02/15/2040	4,648
2,280	Merrill Lynch Mortgage Trust Series 2005-MKB2, Class A2 4.81%, 09/12/2042	2,283
675	Series 2006-C1, Class A2 5.79%, 05/12/2039 *	710

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value
	MORTGAGE-BACKED SECURITIES — (continued)
$211	Morgan Stanley Capital I Series 2005-HQ6, Class A1 4.65%, 08/13/2042	$211
2,000	Morgan Stanley Dean Witter Capital I Series 2001-IQA, Class B 6.09%, 12/18/2032	2,023
2,017	Wachovia Bank Commercial Mortgage Trust Series 2003-C5, Class A1 2.99%, 06/15/2035	2,025
4,718	Series 2003-C9, Class A3 4.61%, 12/15/2035	4,901
4,700	Series 2007-C30, Class A3 5.25%, 12/15/2043	4,698
1,422	Wells Fargo Mortgage Backed Securities Trust Series 2005-9, Class 1A1 4.75%, 10/25/2035	1,409

	Total Mortgage-Backed Securities (cost $102,226)	103,376

	ASSET-BACKED SECURITIES — 33.1%
431	ALG Student Loan Trust I Series 2006-1A, Class A1 0.26%, 10/28/2018 — 144A *	431
2,300	American Express Co. Series 2006-2, Class C 5.65%, 01/15/2014 — 144A	2,367
1,000	AmeriCredit Automobile Receivables Trust Series 2009-1, Class B 9.79%, 04/15/2014	1,153
759	Bay View Auto Trust Series 2005-LJ1, Class A4 4.09%, 05/25/2012	773
3,000	BMW Vehicle Lease Trust Series 2009-1, Class A3 2.91%, 03/15/2012	3,038
4,000	BMW Vehicle Owner Trust Series 2010-A, Class A4 2.10%, 10/25/2016	4,064
522	Brazos Higher Education Authority Series 2005-A, Class A5 4.91%, 12/01/2040 * Ә	496
3,000	Cabela’s Master Credit Card Trust Series 2006-3A, Class A1 5.26%, 10/15/2014 — 144A	3,136
3,000	Capital One Multi-Asset Execution Trust Series 2006-10, Class A 5.15%, 06/16/2014	3,139
3,000	Series 2006-A6, Class A6 5.30%, 02/18/2014	3,104
1,500	Series 2009-A2, Class A2 3.20%, 04/15/2014	1,532
3,000	Capital One Prime Auto Receivables Trust Series 2007-1, Class B 5.76%, 12/15/2013	3,104
4,750	CarMax Auto Owner Trust Series 2010-2, Class A3 1.41%, 02/16/2015	4,750
2,880	CenterPoint Energy Transition Bond Co., LLC Series 2009-1, Class A1 1.83%, 02/15/2016	2,931
2,333	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-4, Class 1A6 4.43%, 10/25/2014 *	2,211
4,500	Chase Issuance Trust Series 2009-A3, Class A3 2.40%, 06/17/2013	4,564
1,712	Chase Manhattan Auto Owner Trust Series 2006-B, Class A4 5.11%, 04/15/2014	1,730
2,125	CIT Equipment Collateral Series 2009-VT1, Class A3 3.07%, 12/15/2011 — 144A	2,148
1,200	Citibank Credit Card Issuance Trust Series 2005-A7, Class A7 4.75%, 10/22/2012	1,215
3,000	Series 2009-A5, Class A5 2.25%, 12/23/2014	3,053
2,850	Citibank Omni Master Trust Series 2009-A8, Class A8 2.33%, 05/16/2016 — 144A *	2,879
3,000	CNH Equipment Trust Series 2006-B, Class B 5.36%, 06/17/2013	3,003
2,000	Series 2007-A, Class B 5.09%, 06/16/2014	2,022
3,100	Series 2009-B, Class A4 5.17%, 10/15/2014	3,327
3,000	Series 2009-C, Class A4 3.00%, 08/17/2015	3,114
1,000	Series 2010-A, Class B 4.04%, 09/15/2016	1,023
4,000	Discover Card Master Trust Series 2008-A3, Class A3 5.10%, 10/15/2013	4,133
2,300	Entergy Texas Restoration Funding LLC Series 2009-A, Class A1 1.00%, 02/01/2016	2,341
2,000	Ford Credit Auto Owner Trust Series 2006-C, Class D 6.89%, 05/15/2013 — 144A	2,096
1,000	Series 2007-A, Class B 5.60%, 10/15/2012	1,058
2,480	Series 2009-E, Class A4 1.00%, 11/15/2014	2,536
2,630	Series 2010-A, Class A3 1.32%, 06/15/2014	2,643
2,500	GE Capital Credit Card Master Note Trust Series 2009-2, Class A 3.69%, 07/15/2015	2,598
3,000	Series 2010-3, Class A 2.21%, 06/15/2013 Ә	3,000
4,750	GE Equipment Midticket LLC Series 2009-1, Class A4 3.13%, 11/16/2020	4,886
281	Goal Capital Funding Trust Series 2006-1, Class A1 0.25%, 08/25/2020 *	281
1,250	Honda Auto Receivables Owner Trust Series 2009-2, Class A3 2.79%, 01/16/2012	1,272
2,650	Series 2009-2, Class A4 4.43%, 08/15/2012	2,803
2,400	Series 2010-1, Class A3 1.25%, 11/21/2012	2,411

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value
	ASSET-BACKED SECURITIES — (continued)
$3,078	Huntington Auto Trust Series 2008-1A, Class A3A 4.81%, 04/16/2012 — 144A	$3,117
1,251	Hyundai Auto Receivables Trust Series 2006-B, Class B 5.19%, 05/15/2013	1,274
3,229	Series 2008-A, Class A3 4.93%, 12/17/2012	3,321
2,152	John Deere Owner Trust Series 2007-A, Class A4 5.07%, 04/15/2014	2,169
3,600	Series 2008, Class A4 4.89%, 03/16/2015	3,752
2,427	Series 2009-A, Class A3 2.59%, 10/15/2013	2,457
42	Marlin Leasing Receivables LLC Series 2006-1A, Class A4 5.33%, 09/16/2013 — 144A	42
1,582	Massachusetts RRB Special Purpose Trust Series 2005-1, Class A4 4.40%, 03/15/2015	1,685
1,745	Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A3 1.42%, 08/15/2014	1,756
3,445	MMAF Equipment Finance LLC Series 2009-AA, Class A4 3.51%, 01/15/2030 — 144A	3,517
1,250	Nissan Auto Lease Trust Series 2009-B, Class A3 2.07%, 01/15/2015	1,264
815	Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class AF3 4.44%, 07/25/2035 *	812
7,073	Railcar Leasing LLC Series 1, Class A2 7.13%, 01/15/2013 — 144A Ә	7,524
4,000	Toyota Auto Receivables Owner Trust Series 2010-A, Class A3 1.27%, 12/16/2013	4,010
5,400	USAA Auto Owner Trust Series 2007-2, Class A4 5.07%, 06/15/2013	5,556
1,005	Series 2009-2, Class A4 2.53%, 06/17/2013	1,033
3,200	Series 2010-1, Class A3 1.30%, 06/16/2014	3,213
3,750	Volkswagen Auto Lease Trust Series 2009-A, Class A3 3.41%, 04/16/2012	3,827
1,870	Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4 2.14%, 08/22/2016	1,900
1,890	World Omni Auto Receivables Trust Series 2006-B, Class A4 5.12%, 06/15/2012	1,914
2,250	Series 2006-BA, Class B 5.26%, 03/17/2014 — 144A	2,271
3,500	Series 2007-AA, Class B 5.31%, 12/15/2014 — 144A	3,586
2,200	Series 2010-A, Class A4 2.21%, 09/15/2013	2,236

	Total Asset-Backed Securities (cost $157,317)	158,601

	CORPORATE DEBT SECURITIES — 37.0%
	Air Freight & Logistics — 0.2%
950	United Parcel Service, Inc. 3.88%, 04/01/2014	1,022
	Beverages — 2.6%
3,875	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 03/26/2013 — 144A	3,920
4,210	Bottling Group LLC 6.95%, 03/15/2014	4,968
3,320	Diageo Finance BV 5.50%, 04/01/2013	3,650
	Capital Markets — 4.2%
2,225	BP Capital Markets PLC 5.25%, 11/07/2013	2,045
4,840	Deutsche Bank AG — London Branch 2.38%, 01/11/2013	4,866
2,800	Goldman Sachs Group, Inc. 6.60%, 01/15/2012	2,961
4,000	Goldman Sachs Group, Inc. — Series B 0.65%, 10/07/2011 *	3,965
6,100	Morgan Stanley 6.00%, 05/13/2014	6,464
	Chemicals — 0.4%
1,855	Praxair, Inc. 3.95%, 06/01/2013 ˆ	1,973
	Commercial Banks — 5.0%
6,640	Bank of Nova Scotia 2.25%, 01/22/2013	6,732
4,815	Barclays Bank PLC 2.50%, 01/23/2013	4,796
4,230	Credit Suisse/New York, NY 5.50%, 05/01/2014	4,625
5,000	Wells Fargo Bank NA — Series AI 4.75%, 02/09/2015	5,233
2,705	Westpac Banking Corp. 2.25%, 11/19/2012	2,728
	Commercial Services & Supplies — 0.8%
3,500	Yale University 2.90%, 10/15/2014	3,631
	Consumer Finance — 1.4%
4,520	Capital One Financial Corp. 5.70%, 09/15/2011	4,702
2,000	SLM Corp. — Series CPI 4.50%, 07/26/2010	2,004
	Diversified Financial Services — 8.2%
3,700	Ally Financial, Inc. 2.20%, 12/19/2012	3,802
2,500	Bank of America Corp. 2.38%, 06/22/2012 ˆ	2,576
4,625	Citigroup, Inc. 5.10%, 09/29/2011	4,756
2,275	CME Group, Inc. 5.40%, 08/01/2013	2,510
1,015	General Electric Capital Corp. — Series G 3.00%, 12/09/2011	1,048
5,360	General Electric Capital Corp. 6.00%, 06/15/2012	5,768
2,235	HSBC Finance Corp. 8.00%, 07/15/2010	2,239
2,875	John Deere Capital Corp. 5.25%, 10/01/2012	3,115

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Principal		Value

	Diversified Financial Services — (continued)
$5,610	JPMorgan Chase & Co. 4.65%, 06/01/2014 ˆ	$5,982
3,025	Merrill Lynch & Co., Inc. 5.45%, 02/05/2013	3,173
3,670	NYSE Euronext 4.80%, 06/28/2013	3,969
	Diversified Telecommunication Services — 1.4%
6,375	AT&T, Inc. 4.95%, 01/15/2013	6,920
	Electric Utilities — 0.5%
2,365	Public Service Electric & Gas Co. 5.13%, 09/01/2012	2,547
	Food & Staples Retailing — 1.0%
1,100	CVS Caremark Corp. 3.25%, 05/18/2015	1,117
3,470	5.75%, 08/15/2011	3,626
	Household Products — 0.8%
3,870	Procter & Gamble Co. 1.38%, 08/01/2012	3,909
	Insurance — 4.1%
2,465	Berkshire Hathaway Finance Corp. 5.00%, 08/15/2013	2,707
4,920	Berkshire Hathaway, Inc. 1.40%, 02/10/2012	4,946
3,400	Metropolitan Life Global Funding I 2.50%, 01/11/2013 — 144A	3,439
430	2.88%, 09/17/2012 — 144A	440
3,745	New York Life Global Funding 5.38%, 09/15/2013 — 144A	4,105
3,740	Principal Life Income Funding Trusts 5.30%, 12/14/2012	4,028
	Office Electronics — 0.7%
3,005	Xerox Corp. 8.25%, 05/15/2014	3,522
	Oil, Gas & Consumable Fuels — 0.9%
4,055	Shell International Finance BV 1.88%, 03/25/2013	4,089
	Pharmaceuticals — 0.7%
3,215	Novartis Capital Corp. 1.90%, 04/24/2013	3,264
	Real Estate Investment Trusts — 0.7%
3,190	Boston Properties, LP 6.25%, 01/15/2013	3,475
	Thrifts & Mortgage Finance — 0.7%
3,155	U.S. Central Federal Credit Union 1.90%, 10/19/2012	3,220
	Wireless Telecommunication Services — 2.7%
4,275	ALLTEL Corp. 7.00%, 07/01/2012	4,723
2,825	Cellco Partnership/Verizon Wireless Capital LLC 3.75%, 05/20/2011	2,893
5,100	Vodafone Group PLC 5.50%, 06/15/2011	5,297

	Total Corporate Debt Securities (cost $174,738)	177,490

Shares

	SECURITIES LENDING COLLATERAL — 1.0%
4,969,895	State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25%▲	$4,970
	Total Securities Lending Collateral (cost $4,970)

Principal

	REPURCHASE AGREEMENT — 0.2%
$937	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $937 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $959.	937
	Total Repurchase Agreement (cost $937)

	Total Investment Securities (cost $476,627) #	482,810
	Other Assets and Liabilities — Net	(2,989)

	Net Assets	$479,821

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a market value of $11,020, or 2.30% of the portfolio’s net assets.

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $4,868.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $476,627. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,936 and $1,753, respectively. Net unrealized appreciation for tax purposes is $6,183.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $45,018, or 9.38%, of the portfolio’s net assets.
Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Fixed Income — Asset-Backed Security	$—	$150,581	$8,020	$158,601
Fixed Income — Consumer Discretionary	—	8,599	—	8,599
Fixed Income — Consumer Staples	—	16,222	—	16,222
Fixed Income — Energy	—	4,089	—	4,089
Fixed Income — Financials	—	116,419	—	116,419
Fixed Income — Foreign Government Obligation	—	3,732	—	3,732
Fixed Income — Health Care	—	3,264	—	3,264
Fixed Income — Industrials	—	1,022	—	1,022
Fixed Income — Information Technology	—	3,522	—	3,522
Fixed Income — Materials	—	1,973	—	1,973
Fixed Income — Mortgage-Backed Security	—	103,376	—	103,376
Fixed Income — Telecommunication Services	—	19,833	—	19,833
Fixed Income — U.S. Government Agency Obligation	—	19,664	—	19,664
Fixed Income — U.S. Government Obligation	—	14,040	—	14,040
Fixed Income — Utilities	—	2,547	—	2,547
Cash & Cash Equivalent — Repurchase Agreement	—	937	—	937
Cash & Cash Equivalent — Securities Lending Collateral	4,970	—	—	4,970

Total	$4,970	$469,820	$8,020	$482,810

Level 3 Rollforward — Investment Securities

		Net	Accrued		Change in Unrealized	Net Transfers
	Beginning Balance	Purchases/	Discounts/	Total Realized	Appreciation/	In/(Out)	Ending Balance
Securities	at 12/31/2009	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	of Level 3	at 06/30/2010

Fixed Income - Asset-Backed Security	$5,009	$2,913	$—	$(109)	$207	$—	$8,020

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 96.1%
	U.S. Treasury Inflation Indexed Bond
$11,514	1.75%, 01/15/2028		$11,679
19,166	2.00%, 01/15/2026		20,267
6,319	2.13%, 02/15/2040		6,923
35,063	2.38%, 01/15/2025 — 01/15/2027		38,877
1,919	2.50%, 01/15/2029		2,169
915	3.38%, 04/15/2032		1,191
7,211	3.63%, 04/15/2028		9,332
14,162	3.88%, 04/15/2029		19,005
	U.S. Treasury Inflation Indexed Note
6,262	0.50%, 04/15/2015		6,345
866	0.63%, 04/15/2013		884
10,738	1.25%, 04/15/2014		11,211
12,957	1.38%, 07/15/2018 — 01/15/2020		13,371
14,374	1.63%, 01/15/2015 — 01/15/2018		15,166
26,443	1.88%, 07/15/2013 — 07/15/2015		28,117
5,871	1.88%, 07/15/2019 Υ		6,293
34,911	2.00%, 04/15/2012 — 01/15/2016		36,936
2,843	2.13%, 01/15/2019		3,102
38,451	2.38%, 04/15/2011 — 01/15/2017		40,680
6,806	2.50%, 07/15/2016 δ		7,574
873	2.63%, 07/15/2017		985
17,556	3.00%, 07/15/2012		18,677
7,207	3.38%, 01/15/2012		7,597
	U.S. Treasury Note
16,450	2.13%, 05/31/2015		16,733
3,000	3.50%, 05/15/2020		3,140

	Total U.S. Government Obligations (cost $315,545)		326,254

	FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
	Hellenic Republic Government Bond
1,118	2.30%, 07/25/2030	EUR	542
	International Bank for Reconstruction & Development
$315	3.24%, 12/10/2013 *		315
	Italy Buoni Poliennali del Tesoro
3,055	0.95%, 09/15/2010	EUR	3,734

	Total Foreign Government Obligations (cost $5,558)		4,591

	MORTGAGE-BACKED SECURITY — 0.2%
	GMAC Commercial Mortgage Securities, Inc.
	Series 2004-C3, Class A4
$695	4.55%, 12/10/2041		706
	Total Mortgage-Backed Security (cost $666)
	CORPORATE DEBT SECURITY — 0.2%
	Diversified Financial Services — 0.2%
	Bear Stearns Cos. LLC — Series CPI
649	4.11%, 03/10/2014 *		635
	Total Corporate Debt Security (cost $603)
	STRUCTURED NOTE DEBT — 0.2%
	Consumer Finance — 0.2%
	SLM Corp. — Series CPI
900	4.43%, 01/31/2014 *		751
	Total Structured Note Debt (cost $826)

Notional
Amount

	PURCHASED OPTION — 0.0% ∞
	Put Options — 0.0% ∞
$220	1-Year Euro Mid Curve		$1
	Put Strike $98.50
	Expires 07/16/2010
	Total Purchased Option (cost $24)
	PURCHASED SWAPTIONS — 0.2%
	Call Swaptions — 0.2%
5,000	If exercised, the Series receives 4.39%, and pays floating 3 month LIBOR, European Style Expires 05/08/2012		422
	Put Swaptions — 0.0% ∞
5,000	If exercised, the Series receives floating 3 month LIBOR, and pays 4.39%, European Style Expires 05/08/2012		148

	Total Purchased Swaptions (cost $591)		570

Principal

	REPURCHASE AGREEMENT — 1.4%
	State Street Bank & Trust Co.
$4,873	0.00% ▲, dated 06/30/2010, to be repurchased at $4,873 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $4,975.		4,873
	Total Repurchase Agreement (cost $4,873)

	Total Investment Securities (cost $328,686) #		338,381
	Other Assets and Liabilities — Net		1,136

	Net Assets		$339,517

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)
WRITTEN SWAPTIONS:

	Floating Rate	Pay/Receive	Exercise	Expiration		Premiums Paid
Description	Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value

Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.26%	08/24/2010	$(9,600)	$(473)	$(970)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	5.39	01/06/2015	(2,500)	(173)	(302)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.26	08/24/2010	(9,600)	(473)	(1)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	5.39	01/06/2015	(2,500)	(173)	(98)

						$(1,292)	$(1,371)

SWAP AGREEMENTS: β
INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

								Net Unrealized
				Currency	Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-month USD-LIBOR	3.50%	11/18/2019	MYC	—	$3,300	$(155)	$—	$(155)
3-month USD-LIBOR	2.43	04/09/2014	GSB	—	7,800	(229)	—	(229)
3-month USD-LIBOR	3.89	06/05/2019	GSB	—	12,500	(1,013)	—	(1,013)
3-month USD-LIBOR	3.59	12/14/2019	CBK	—	2,400	(130)	—	(130)
3-month USD-LIBOR	3.95	01/06/2020	DUB	—	5,000	(421)	—	(421)
3-month USD-LIBOR	3.64	03/08/2020	DUB	—	11,400	(647)	—	(647)
3-month USD-LIBOR	3.94	04/09/2020	DUB	—	11,200	(925)	—	(925)
3-month USD-LIBOR	3.58	05/12/2020	CBK	—	10,900	(553)	—	(553)

						$(4,073)	$—	$(4,073)

INTEREST RATE SWAP AGREEMENTS — PAYABLE:

								Net Unrealized
				Currency	Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-month USD-LIBOR	1.60%	02/04/2011	DUB	—	$20,200	$115	$—	$115
3-month USD-LIBOR	1.41	06/08/2011	DUB	—	55,300	357	—	357
3-month USD-LIBOR	2.26	06/21/2015	CBK	—	24,400	240	—	240
3-month USD-LIBOR	2.24	06/24/2015	DUB	—	13,200	120	—	120
3-month USD-LIBOR	3.96	01/06/2020	CBK	—	5,000	427	—	427
3-month USD-LIBOR	3.88	01/07/2020	MYC	—	4,700	369	—	369
3-month USD-LIBOR	3.69	02/09/2020	DUB	—	11,900	736	—	736
3-month USD-LIBOR	3.75	05/04/2020	DUB	—	22,900	1,512	—	1,512

						$3,876	$—	$3,876

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	165	09/21/2010	$192
2-Year U.S. Treasury Note	Short	(72)	09/30/2010	(66)
30-Year U.S. Treasury Bond	Short	(3)	09/21/2010	(6)
5-Year U.S. Treasury Note	Short	(347)	09/30/2010	(376)

				$(256)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.
		Settlement	Dollars Bought	Net Unrealized
Currency	Bought (Sold)	Date	(Sold)	Appreciation

Euro	(3,557)	07/14/2010	$(4,464)	$114

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Υ	All or a portion of this security is segregated with the broker to cover margin requirements for open swaps contracts and/or for swaptions. The value of this security at 06/30/2010 is $1,273.

δ	All or a portion of this security is segregated with the broker to cover margin requirements for open futures contracts. The value of this security at 06/30/2010 is $449.

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2010.

β	A U.S. Treasury Note, in the amount of $639, has been pledged as collateral with the custodian to cover open swap contracts.

┌	Contract amounts are not in thousands.

#	Aggregate cost for federal income tax purposes is $328,686. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,216 and $1,521, respectively. Net unrealized appreciation for tax purposes is $9,695.
DEFINITIONS:

CBK	Citibank N.A.
DUB	Deutsche Bank AG
EUR	Euro
GSB	Goldman Sachs Bank USA
LIBOR	London Interbank Offered Rate
MYC	Morgan Stanley Capital Services

Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Fixed Income — Financials	$—	$1,386	$—	$1,386
Fixed Income — Foreign Government Obligation	—	4,591	—	4,591
Fixed Income — Mortgage-Backed Security	—	706	—	706
Fixed Income — U.S. Government Obligation	—	326,254	—	326,254
Purchased Options and Swaptions	—	571	—	571
Cash & Cash Equivalent — Repurchase Agreement	—	4,873	—	4,873

Total	$—	$338,381	$—	$338,381

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Interest Rate Swap — Appreciation	$—	$3,876	$—	$3,876
Interest Rate Swap — Depreciation	—	(4,073)	—	(4,073)
Futures Contracts — Appreciation	—	192	—	192
Futures Contracts — Depreciation	—	(448)	—	(448)
Forward Foreign Currency Contracts — Appreciation	—	114	—	114

Total	$—	$(339)	$—	$(339)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Swaption	$—	$(1,371)	$—	$(1,371)

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
	U.S. Treasury Bond
$1,470	4.25%, 05/15/2039 ^		$1,554
3,140	4.50%, 08/15/2039		3,459
300	8.00%, 11/15/2021		436
	U.S. Treasury Inflation Indexed Bond
1,987	1.75%, 01/15/2028		2,016
1,819	2.38%, 01/15/2025 — 01/15/2027		2,015
1,340	2.50%, 01/15/2029		1,515
	U.S. Treasury Note
28,315	1.88%, 06/30/2015		28,424
300	3.50%, 05/15/2020		314

	Total U.S. Government Obligations (cost $38,489)		39,733

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.2%
	Fannie Mae
500	Zero Coupon, 10/09/2019 ^		309
8,760	2.63%, 11/20/2014 ^		9,054
32	2.73%, 08/01/2034 *		33
67	2.99%, 01/01/2035 *		69
199	3.06%, 08/01/2035		207
9,799	4.39%, 03/01/2039 *		10,188
10,200	4.63%, 05/01/2013		11,015
46,442	5.00%, 06/01/2035 Υ		49,354
58,398	5.00%, 06/01/2035 — 05/01/2040		61,931
5,040	5.25%, 08/01/2012		5,440
69,425	5.50%, 07/01/2014 — 02/01/2040		74,871
25	5.77%, 08/01/2037 *		27
26,425	6.00%, 04/01/2035 Υ		29,147
10,709	6.00%, 07/01/2020 — 03/01/2038		11,759
1,746	6.50%, 05/01/2037		1,915
211	7.00%, 01/01/2015 — 10/01/2016		229
	Fannie Mae, TBA
43,800	4.00%		45,066
19,000	4.50%		19,692
98,988	5.00%		104,676
73,700	5.50%		79,156
71,600	6.00%		77,653
22,500	6.50%		24,578
900	Farmer Mac Guaranteed Notes Trust 2007-1 5.13%, 04/19/2017 — 144A		984
1,900	Freddie Mac, TBA 5.00%		2,010
	Freddie Mac
54	3.00%, 12/01/2034		56
2,119	4.27%, 04/01/2035 *		2,220
6,651	4.74%, 09/01/2035 *		6,996
16,800	4.75%, 06/28/2012		18,126
4,436	5.00%, 03/01/2035 — 08/01/2039		4,699
10,865	5.38%, 05/15/2019		12,527
14,919	5.50%, 06/15/2015 — 02/01/2040		16,123
2,047	5.56%, 01/01/2038 *		2,186
9,195	5.63%, 06/13/2016		9,875
115	5.69%, 02/01/2037 *		122
712	5.87%, 04/01/2037 *		762
283	5.88%, 05/01/2037 *		301
276	5.90%, 05/01/2037 *		295
3,130	6.00%, 02/01/2013 — 05/01/2031		3,430
451	6.08%, 09/01/2037 *		486
	Ginnie Mae, TBA
17,300	5.00%		18,314
9,600	6.50%		10,531
	Ginnie Mae
5,306	5.00%, 07/15/2033 — 10/15/2039		5,682
56	6.50%, 12/20/2031		63
	Resolution Funding Corp. Interest Strip
1,200	07/15/2018		933
1,200	10/15/2018		919
	Tennessee Valley Authority
7,500	5.25%, 09/15/2039		8,291
440	5.98%, 04/01/2036		527

	Total U.S. Government Agency Obligations (cost $725,884)		742,827

	FOREIGN GOVERNMENT OBLIGATIONS — 4.5%
	Eksportfinans ASA
14,295	1.88%, 04/02/2013		14,412
6,435	3.00%, 11/17/2014		6,627
5,075	5.50%, 05/25/2016 ^		5,768
780	Hellenic Republic Government Bond 4.60%, 09/20/2040	EUR	479
$14,535	Inter-American Development Bank 2.25%, 07/15/2015		14,585
9,700	Israel Government AID Bond 5.50%, 09/18/2023		11,340
	Province of Ontario Canada
5,115	1.88%, 11/19/2012 ^		5,175
5,340	4.10%, 06/16/2014		5,743
7,480	Russian Federation 7.50%, 03/31/2030 * ±		8,432
	United Mexican States
2,630	5.13%, 01/15/2020 ^		2,735
8	5.63%, 01/15/2017		9

	Total Foreign Government Obligations (cost $72,185)		75,305

	MORTGAGE-BACKED SECURITIES — 19.1%
37	Adjustable Rate Mortgage Trust Series 2004-2, Class 7A2 0.77%, 02/25/2035 *		29
2	Series 2004-5, Class 7A2 1.01%, 04/25/2035 *		2
1,358	American Home Mortgage Assets Series 2006-2, Class 2A1 0.54%, 09/25/2046 *		634
219	American Home Mortgage Investment Trust Series 2005-4, Class 1A1 0.64%, 11/25/2045 *		131
7,140	Arkle Master Issuer PLC Series 2010-1A, Class 2A 1.53%, 05/17/2060 — 144A *		7,099
2,426	Banc of America Alternative Loan Trust Series 2004-7, Class 4A1 5.00%, 08/25/2019		2,431
5,876	Banc of America Commercial Mortgage, Inc. Series 2001-1, Class A2 6.50%, 04/15/2036		5,994
16,715	Series 2002-2, Class A3 5.12%, 07/11/2043		17,413
11,062	Series 2002-PB2, Class A4 6.19%, 06/11/2035		11,611

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	MORTGAGE-BACKED SECURITIES (continued)
	Banc of America Commercial Mortgage, Inc. (continued)
$1,214	Series 2005-3, Class A4 4.67%, 07/10/2043	$1,258
3,500	Series 2007-3, Class A2 5.84%, 06/10/2049 *	3,597
567	Banc of America Funding Corp. Series 2005-E, Class 4A1 3.00%, 03/20/2035 *	534
3,230	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-8, Class 14A1 5.39%, 11/25/2034 *	3,049
3,428	Series 2005-1, Class 4A1 5.32%, 03/25/2035 *	2,941
173	Bear Stearns Alt-A Trust Series 2004-11, Class 2A2 3.50%, 11/25/2034 *	121
764	Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A2 0.61%, 08/25/2036 *	172
1,334	Series 2006-AR5, Class 1A2 0.56%, 12/25/2046 *	312
1,340	Chase Commercial Mortgage Securities Corp. Series 2000-3, Class A2 7.32%, 10/15/2032	1,341
1,585	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.43%, 10/15/2049	1,615
1,038	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.32%, 12/11/2049	1,008
2,266	Countrywide Alternative Loan Trust Series 2005-36, Class 2A1A 0.66%, 08/25/2035 *	897
248	Series 2005-36, Class 3A1 3.98%, 08/25/2035 *	156
589	Series 2005-38, Class A3 0.70%, 09/25/2035 *	334
134	Series 2005-44, Class 1A1 0.68%, 10/25/2035 *	73
5,246	Series 2005-50CB, Class 1A1 5.50%, 11/25/2035	3,767
1,933	Series 2005-51, Class 3A3A 0.67%, 11/20/2035 *	1,097
292	Series 2005-59, Class 1A1 0.67%, 11/20/2035 *	169
583	Series 2005-72, Class A1 0.62%, 01/25/2036 *	353
704	Series 2005-J12, Class 2A1 0.62%, 08/25/2035 *	375
862	Series 2006-OA2, Class A5 0.58%, 05/20/2046 *	375
5,165	Series 2006-OA21, Class A1 0.54%, 03/20/2047 *	2,649
363	Series 2006-OA6, Class 1A1A 0.56%, 07/25/2046 *	188
4,211	Series 2007-5CB, Class 1A31 5.50%, 04/25/2037	2,683
	Countrywide Home Loan Mortgage Pass-Through Trust
89	Series 2004-R2, Class 1AF1 0.77%, 11/25/2034 — 144A *	69
145	Series 2005-R1, Class 1AF1 0.71%, 03/25/2035 — 144A *	118
234	Series 2005-R3, Class AF 0.75%, 09/25/2035 — 144A *	188
287	Series 2003-60, Class 1A1 3.83%, 02/25/2034 *	254
141	Series 2004-23, Class A 2.48%, 11/25/2034 *	84
413	Series 2005-3, Class 1A2 0.64%, 04/25/2035 *	233
2,188	Series 2006-OA5, Class 2A1 0.55%, 04/25/2036 *	1,168
	Credit Suisse First Boston Mortgage Securities Corp.
10,280	Series 2002-CKS4, Class A2 5.18%, 11/15/2036	10,801
14,005	Series 2003-C3, Class A5 3.94%, 05/15/2038	14,445
642	Series 2004-AR5, Class 7A2 3.62%, 06/25/2034 *	630
2,100	Credit Suisse Mortgage Capital Certificates Series 2007-C2, Class A2 5.45%, 01/15/2049 *	2,147
3,499	Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2006-OA1, Class A1 0.55%, 02/25/2047 *	2,045
1,270	Deutsche Mortgage Securities, Inc. Series 2005-W, Class 1A3 5.18%, 06/26/2035 — 144A *	1,056
551	DLJ Commercial Mortgage Corp. Series 2000-CKP1, Class A1B 7.18%, 11/10/2033	551
602	First Horizon Alternative Mortgage Securities Series 2006-FA8, Class 1A8 0.72%, 02/25/2037 *	299
10,556	First Union National Bank Commercial Mortgage Series 2001-C2, Class A2 6.66%, 01/12/2043	10,745
10,380	GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3 6.27%, 12/10/2035	10,953
11,875	Series 2002-2A, Class A3 5.35%, 08/11/2036	12,556
800	GMAC Commercial Mortgage Securities, Inc. Series 2006-C1, Class A4 5.24%, 11/10/2045 *	842
44	GMAC Mortgage Corp. Loan Trust Series 2003-AR2, Class 1A1 3.80%, 12/19/2033 *	44
169	Series 2005-AR1, Class 3A 4.29%, 03/18/2035 *	143
104	Greenpoint Mortgage Funding Trust Series 2006-AR4, Class A1A 0.45%, 09/25/2046 *	99
867	Series 2007-AR1, Class 1A1A 0.43%, 02/25/2047 *	616

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	MORTGAGE-BACKED SECURITIES (continued)
$2,436	Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A4 4.76%, 06/10/2036	$2,459
11,200	Series 2005-GG3, Class A3 4.57%, 08/10/2042	11,338
3,175	GS Mortgage Securities Corp. II Series 2005-GG4, Class A4A 4.75%, 07/10/2039	3,285
184	Series 2005-GG4, Class AABA 4.68%, 07/10/2039	191
230	GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF 0.70%, 09/25/2035 — 144A *	184
2,009	GSR Mortgage Loan Trust Series 2004-9, Class 3A1 3.09%, 08/25/2034 *	1,673
3,306	Series 2005-AR1, Class 2A1 3.36%, 01/25/2035 *	2,895
5,893	Series 2005-AR4, Class 6A1 5.25%, 07/25/2035 *	5,313
571	Harborview Mortgage Loan Trust Series 2005-8, Class 1A2A 0.68%, 09/19/2035 *	331
1,943	Series 2006-10, Class 2A1A 0.53%, 11/19/2036 *	1,105
7,493	Series 2006-11, Class A1A 0.52%, 12/19/2036 *	4,664
83	Impac CMB Trust Series 2004-6, Class 1A1 1.15%, 10/25/2034 *	62
3,180	IndyMac INDA Mortgage Loan Trust Series 2006-AR2, Class 4A1 5.70%, 09/25/2036 *	2,388
987	Series 2007-AR7, Class 1A1 6.15%, 09/25/2037 *	751
1,919	IndyMac Index Mortgage Loan Trust Series 2005-AR14, Class 2A1A 0.65%, 07/25/2035 *	1,197
87	Series 2005-AR15, Class A2 5.10%, 09/25/2035 *	63
1,768	Series 2007-AR15, Class 2A1 5.54%, 08/25/2037 *	934
10,430	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-C1, Class A3 5.86%, 10/12/2035	10,822
6,544	Series 2001-CIB2, Class A3 6.43%, 04/15/2035	6,747
7,063	Series 2001-CIBC, Class A3 6.26%, 03/15/2033	7,159
1,697	Series 2004-CB8, Class A1A 4.16%, 01/12/2039 — 144A	1,709
1,100	Series 2007-LD11, Class A3 5.98%, 06/15/2049 *	1,127
691	JPMorgan Mortgage Trust Series 2004-A1, Class 1A1 4.79%, 02/25/2034 *	693
141	Series 2004-A3, Class 1A1 2.65%, 07/25/2034 *	136
294	Series 2006-A2, Class 5A1 3.37%, 11/25/2033 *	283
1,097	Series 2006-S2, Class 2A2 5.88%, 07/25/2036	999
3,177	Series 2006-S3, Class 1A12 6.50%, 08/25/2036	2,844
907	Series 2007-S1, Class 1A2 5.50%, 03/25/2022	855
2,869	Series 2007-S1, Class 2A22 5.75%, 03/25/2037	2,354
7,395	LB-UBS Commercial Mortgage Trust Series 2003-C7, Class A3 4.56%, 09/15/2027 *	7,490
9,100	Series 2004-C8, Class A4 4.51%, 12/15/2029	9,271
900	Series 2005-C3, Class A5 4.74%, 07/15/2030	939
100	Series 2005-C3, Class AAB 4.66%, 07/15/2030	104
9,658	Series 2007-C2, Class A3 5.43%, 02/15/2040	9,687
1,261	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1 1.22%, 12/25/2046 *	403
993	Series 2007-R5, Class A1 5.53%, 11/25/2035 — 144A *	567
562	Merrill Lynch Mortgage Investors, Inc. Series 2004-A1, Class 2A1 2.82%, 02/25/2034 *	524
564	Series 2004-A3, Class 4A3 5.05%, 05/25/2034 *	571
108	Series 2005-A3, Class A1 0.62%, 04/25/2035 *	74
499	Series 2005-A4, Class 2A2 3.00%, 07/25/2035 *	430
400	Series 2005-A5, Class A3 2.75%, 06/25/2035 *	346
7,173	Series 2006-A3, Class 3A1 5.67%, 05/25/2036 *	4,773
110	MLCC Mortgage Investors, Inc. Series 2003-F, Class A1 0.67%, 10/25/2028 *	102
2,200	Morgan Stanley Capital I Series 2007-IQ15, Class A2 6.04%, 06/11/2049 *	2,307
426	Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A2 2.80%, 10/25/2034 *	368
909	Series 2006-3AR, Class 2A3 4.94%, 03/25/2036 *	549
144	Nomura Asset Acceptance Corp. Series 2004-R1, Class A1 6.50%, 03/25/2034 — 144A ±	142
190	Series 2004-R2, Class A1 6.50%, 10/25/2034 — 144A *	185
305	Prime Mortgage Trust Series 2006-DR1, Class 1A1 5.50%, 05/25/2035 — 144A	297
136	Series 2006-DR1, Class 1A2 6.00%, 05/25/2035 — 144A	133
928	Series 2006-DR1, Class 2A1 5.50%, 05/25/2035 — 144A	785
771	Series 2006-DR1, Class 2A2 6.00%, 05/25/2035 — 144A	659

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	MORTGAGE-BACKED SECURITIES (continued)
$7,570	RBSCF Trust Series 2010-RR3, Class WBTA 6.10%, 04/16/2017 — 144A *	$7,935
1,032	RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 1A4 0.80%, 01/25/2037 *	572
837	Residential Accredit Loans, Inc. Series 2006-QO10, Class A1 0.51%, 01/25/2037 *	474
1,022	Series 2007-QO1, Class A1 0.50%, 02/25/2047 *	575
1,971	Series 2007-QO4, Class A1A 0.54%, 05/25/2047 *	1,013
3,976	Residential Asset Securitization Trust Series 2005-A14, Class A4 5.50%, 12/25/2035	3,701
7,712	Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C2, Class A3 6.50%, 10/13/2011	8,039
8,210	Station Place Securitization Trust Series 2009-1, Class A 1.75%, 12/29/2010 — 144A *	8,210
738	Structured Adjustable Rate Mortgage Loan Trust Series 2004-20, Class 3A1 2.71%, 01/25/2035 *	586
1,091	Series 2005-15, Class 1A1 4.60%, 07/25/2035 *	764
423	Series 2005-16XS, Class A1 0.69%, 08/25/2035 *	337
581	Series 2005-19XS, Class 1A1 0.67%, 10/25/2035 *	354
3,980	Series 2007-3, Class 3A1 5.50%, 04/25/2047 *	2,822
112	Structured Asset Mortgage Investments, Inc. Series 2003-AR4, Class A1 0.70%, 01/19/2034 *	91
372	Series 2006-AR6, Class 1A3 0.54%, 07/25/2046 *	190
389	Structured Asset Securities Corp. Series 2005-RF3, Class 1A 0.70%, 06/25/2035 — 144A *	306
8,511	Thornburg Mortgage Securities Trust Series 2006-5, Class A1 0.47%, 10/25/2046 *	8,304
1,069	Voyager BRSTN Delaware Trust, IO Series 2009-1, Class UAU7 0.60%, 12/26/2036 — 144A * Ә	251
2,534	WaMu Alternative Mortgage Pass-Through Certificates Series 2006-AR3, Class A1A 1.43%, 05/25/2046 *	1,350
1,537	Series 2006-AR6, Class 2A 1.42%, 08/25/2046 *	796
1,827	WaMu Commercial Mortgage Securities Trust Series 2005-C1A, Class A2 5.15%, 05/25/2036 — 144A *	1,836
196	WaMu Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1 0.64%, 10/25/2045 *	153
221	Series 2005-AR15, Class A1A2 0.63%, 11/25/2045 *	151
127	Series 2005-AR8, Class 2A1A 0.64%, 07/25/2045 *	98
1,900	Series 2006-AR14, Class 1A3 5.54%, 11/25/2036 *	1,369
5,312	Series 2007-HY1, Class 1A1 5.57%, 02/25/2037 *	3,884
527	Series 2007-HY4, Class 4A1 5.49%, 09/25/2036 *	435
2,530	Series 2007-OA4, Class 1A 1.23%, 05/25/2047 *	1,478
2,466	Series 2007-OA6, Class 1A1B 1.27%, 07/25/2047 *	653
3,417	Wells Fargo Mortgage Backed Securities Trust Series 2006-3, Class A9 5.50%, 03/25/2036	3,275
400	Series 2006-AR4, Class 2A4 5.72%, 04/25/2036 *	338

	Total Mortgage-Backed Securities (cost $341,201)	320,101

	ASSET-BACKED SECURITIES — 7.0%
6,357	321 Henderson Receivables I LLC Series 2010-1A, Class A 5.56%, 07/15/2059 — 144A	6,405
219	Aames Mortgage Investment Trust Series 2005-3, Class A1 0.50%, 08/25/2035 — 144A *	217
79	Accredited Mortgage Loan Trust Series 2005-3, Class A1 0.59%, 09/25/2035 *	72
3,135	AmeriCredit Automobile Receivables Trust Series 2008-2, Class A2 4.35%, 08/06/2012 *	3,171
415	Amortizing Residential Collateral Trust Series 2002-BC5, Class M1 1.38%, 07/25/2032 *	295
7,331	Bank of America Auto Trust Series 2009-2A, Class A2 1.16%, 02/15/2012 — 144A	7,339
1,150	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-4, Class 1A5 5.42%, 05/25/2033 *	1,063
13,965	Chase Issuance Trust Series 2009-A7, Class A7 0.68%, 09/17/2012 *	13,975
1,634	Conseco Finance Securitizations Corp. Series 2002-1, Class A 6.68%, 12/01/2033 *	1,668
1,981	Series 2002-2, Class A2 6.03%, 03/01/2033 *	2,059
295	Continental Airlines Pass-Through Trust Series 2007-1A, Class A 5.98%, 04/19/2022	289
35	Countrywide Asset-Backed Certificates Series 2005-4, Class AF3 4.46%, 10/25/2035 *	34
119	Countrywide Home Equity Loan Trust Series 2005-G, Class 2A 0.46%, 12/15/2035 *	45
369	Series 2006-RES, Class 4Q1B 0.65%, 12/15/2033 — 144A *	124
181	Credit Suisse Mortgage Capital Certificates Series 2006-CF2, Class A1 0.61%, 05/25/2036 — 144A * ±	153

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	ASSET-BACKED SECURITIES (continued)
$741	CVS Pass-Through Trust 6.94%, 01/10/2030	$817
39	Delta Air Lines, Inc. Series 2001-1, Class A1 6.62%, 03/18/2011	40
337	Series 2007-1, Class A 6.82%, 08/10/2022	333
2,453	DT Auto Owner Trust Series 2007-A, Class A3 5.60%, 03/15/2013 — 144A *	2,493
8,585	Ford Credit Auto Owner Trust Series 2010-A, Class A2 0.72%, 09/15/2012	8,579
2,888	Globaldrive BV Series 2008-2, Class A 4.00%, 10/20/2016 ±	3,585
1,000	GMAC Mortgage Servicer Advance Funding Co., Ltd. Series 2010-1A, Class A 4.25%, 01/15/2022 — 144A	1,000
148	Lehman XS Trust Series 2005-5N, Class 1A1 0.65%, 11/25/2035 *	98
924	Series 2005-5N, Class 3A1A 0.65%, 11/25/2035 *	593
123	Series 2005-7N, Class 1A1B 0.65%, 12/25/2035 *	39
67	Series 2006-GP4, Class 3A1A 0.42%, 08/25/2046 *	66
388	Series 2007-2N, Class 3A1 0.44%, 02/25/2037 *	347
1,474	Merrill Lynch Mortgage Investors, Inc. Series 2007-SD1, Class A1 0.80%, 02/25/2047 *	699
312	Mirant Mid Atlantic Pass-Through Trust Series C 10.06%, 12/30/2028	334
780	Nelnet Student Loan Trust Series 2008-4, Class A4 1.80%, 04/25/2017 *	804
3,191	Nissan Auto Receivables Owner Trust Series 2009-A, Class A2 2.94%, 07/15/2011	3,201
604	Popular ABS Mortgage Pass-Through Trust Series 2006-D, Class A1 0.41%, 11/25/2046 *	595
1,568	RAAC Series Series 2007-RP4, Class A 0.70%, 06/25/2037 — 144A *	767
1,500	Renaissance Home Equity Loan Trust Series 2007-2, Class AF6 5.88%, 06/25/2037 *	702
4,010	Santander Drive Auto Receivables Trust Series 2010-A, Class A2 1.37%, 08/15/2013 — 144A	3,994
3,100	Series 2010-A, Class A3 1.83%, 11/17/2014 — 144A	3,106
1,560	Series 2010-A, Class A4 2.39%, 06/15/2017 — 144A	1,566
2,700	Securitized Asset Backed Receivables LLC Trust Series 2007-BR3, Class A2B 0.57%, 04/25/2037 *	970
400	SLC Student Loan Trust Series 2008-1, Class A4A 2.14%, 12/15/2032 *	415
3,884	SLM Student Loan Trust Series 2005-4, Class A2 0.40%, 04/26/2021 *	3,872
18,210	Series 2008-5, Class A2 1.42%, 10/25/2016 *	18,484
4,600	Series 2008-5, Class A3 1.62%, 01/25/2018 *	4,742
12,410	Series 2008-5, Class A4 2.02%, 07/25/2023 *	13,035
397	Small Business Administration Series 2002-P10B, Class 1 5.20%, 08/10/2012	416
617	Series 2004-P10A, Class 1 4.50%, 02/01/2014	644
3,065	Structured Asset Securities Corp. Series 2003-AL2, Class A 3.36%, 01/25/2031 — 144A	2,536
2,002	Series 2007-TC1, Class A 0.65%, 04/25/2031 — 144A *	1,354

	Total Asset-Backed Securities (cost $121,927)	117,135

	MUNICIPAL GOVERNMENT OBLIGATIONS — 2.1%
1,200	City of Chicago IL — Build America Bonds 6.40%, 01/01/2040	1,300
3,135	Metropolitan Transportation Authority 7.34%, 11/15/2039	3,828
3,260	New York City Municipal Water Finance Authority 5.72%, 06/15/2042	3,384
2,300	New York State Dormitory Authority, Revenue Bond 5.63%, 03/15/2039	2,323
1,825	Port Authority of New York & New Jersey 6.04%, 12/01/2029	1,960
	State of California — Build America Bonds
11,550	5.45%, 04/01/2015	12,117
4,815	7.30%, 10/01/2039	5,066
2,640	7.35%, 11/01/2039	2,778
1,740	7.50%, 04/01/2034	1,857
353	Virginia Housing Development Authority -Series 2006-C, Class CTFS 6.00%, 06/25/2034	354

	Total Municipal Government Obligations (cost $33,203)	34,967

	PREFERRED CORPORATE DEBT SECURITIES — 1.1%
	Capital Markets — 0.1%
3,270	Goldman Sachs Capital II 5.79%, 06/01/2012 * Ž ^	2,469
1,945	Lehman Brothers Holdings Capital Trust VII 5.86%, 05/31/2012 Ž Џ	♦
	Commercial Banks — 0.1%
30	BAC Capital Trust XIV 5.63%, 03/15/2012 * Ž ^	20
2,245	Barclays Bank PLC 7.43%, 12/15/2017 — 144A * Ž ^	1,998

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	Diversified Financial Services — 0.7%
$610	Bank of America Corp. — Series K 8.00%, 01/30/2018 * Ž ^	$589
90	Bank of America Corp. — Series M 8.13%, 05/15/2018 * Ž ^	87
3,045	Credit Suisse/Guernsey 5.86%, 05/15/2017 * Ž ^	2,688
440	ILFC E-Capital Trust II 6.25%, 12/21/2065 — 144A *	282
5,655	JPMorgan Chase & Co. — Series 1 7.90%, 04/30/2018 * Ž	5,830
729	ZFS Finance USA Trust V — Series V 6.50%, 05/09/2037 — 144A *	652
	Insurance — 0.2%
2,350	Lincoln National Corp. 7.00%, 05/17/2066 *	1,956
2,150	Reinsurance Group of America, Inc. — Series A 6.75%, 12/15/2065 * ^	1,781

	Total Preferred Corporate Debt Securities (cost $22,674)	18,352

	CORPORATE DEBT SECURITIES — 32.1%
	Aerospace & Defense — 0.0% ∞
	L-3 Communications Corp.
470	5.88%, 01/15/2015 ^	464
155	6.38%, 10/15/2015 ^	155
	Air Freight & Logistics — 0.2%
2,495	United Parcel Service, Inc. 6.20%, 01/15/2038	3,000
	Automobiles — 0.0% ∞
600	Daimler Finance North America LLC 5.88%, 03/15/2011	618
	Beverages — 0.4%
4,375	Anheuser-Busch InBev Worldwide, Inc. 5.38%, 01/15/2020 ^	4,714
1,290	Diageo Capital PLC 7.38%, 01/15/2014	1,514
600	PepsiCo, Inc. 7.90%, 11/01/2018 ^	776
	Biotechnology — 0.0% ∞
280	FMC Finance III SA 6.88%, 07/15/2017	283
	Capital Markets — 2.5%
6,755	BP Capital Markets PLC 3.13%, 03/10/2012 ^	6,245
	Goldman Sachs Group, Inc.
4,315	5.25%, 10/15/2013 ^	4,548
6,000	5.38%, 03/15/2020 ^	5,929
140	5.45%, 11/01/2012 ^	147
2,390	6.00%, 06/15/2020 ^	2,464
490	7.50%, 02/15/2019 ^	548
	Morgan Stanley — Series F
200	0.75%, 10/18/2016 * ^	174
610	5.63%, 01/09/2012 ^	635
	Morgan Stanley
11,610	2.93%, 05/14/2013 * ^	11,652
6,085	4.20%, 11/20/2014 ^	6,009
1,865	5.63%, 09/23/2019 ^	1,804
565	6.25%, 08/28/2017 ^	574
1,420	6.60%, 04/01/2012 ^	1,507
	Chemicals — 0.4%
4,340	CF Industries Holdings, Inc. 7.13%, 05/01/2020 ^	4,449
1,020	Dow Chemical Co. 5.70%, 05/15/2018 ^	1,075
	Nova Chemicals Corp.
1,400	3.75%, 11/15/2013 *	1,285
230	6.50%, 01/15/2012	230
44	Westlake Chemical Corp. 6.63%, 01/15/2016	42
	Commercial Banks — 1.4%
5,575	Achmea Hypotheekbank NV 1.00%, 11/03/2014 — 144A	5,760
100	Bank of Scotland PLC 5.25%, 02/21/2017 — 144A	105
530	Barclays Bank PLC 5.20%, 07/10/2014 ^	559
	Dexia Credit Local
5,425	2.00%, 03/05/2013 — 144A	5,422
3,260	2.75%, 04/29/2014 — 144A	3,285
	Glitnir Banki HF
290	6.33%, 07/28/2011 — 144A Џ	75
800	6.69%, 06/15/2016 — 144A * Џ	1
3,730	HSBC Bank PLC 3.50%, 06/28/2015 — 144A	3,766
320	Landsbanki Islands HF 6.10%, 08/25/2011 — 144A Џ	36
	Landwirtschaftliche Rentenbank
1,060	4.00%, 02/02/2015	1,140
530	4.13%, 07/15/2013	570
1,165	4.38%, 01/15/2013	1,253
1,820	5.25%, 07/02/2012	1,965
220	Santander Issuances S.A Unipersonal 5.81%, 06/20/2016 — 144A *	213
	Commercial Services & Supplies — 0.1%
2,190	Board of Trustees of The Leland Stanford Junior University 4.25%, 05/01/2016	2,380
600	Waste Management, Inc. 6.38%, 11/15/2012	657
	Computers & Peripherals — 0.2%
2,915	Seagate Technology International 10.00%, 05/01/2014 — 144A ^	3,323
	Consumer Finance — 0.4%
320	Aiful Corp. 5.00%, 08/10/2010 — 144A	310
510	American Express Co. 8.13%, 05/20/2019 ^	633
220	American Express Credit Corp. — Series C 5.88%, 05/02/2013	241
	SLM Corp.
270	0.33%, 04/01/2014 *	231
40	5.00%, 04/15/2015 ^	34
675	5.00%, 10/01/2013 ^	645
120	5.05%, 11/14/2014	107
1,005	5.38%, 05/15/2014 ^	919
3,365	5.40%, 10/25/2011 ^	3,346
105	5.63%, 08/01/2033	77
	Containers & Packaging — 0.5%
	Ball Corp.
1,200	7.13%, 09/01/2016 ^	1,256
1,200	7.38%, 09/01/2019	1,248
949	Crown Americas LLC 7.63%, 05/15/2017 — 144A	982
4,280	Owens-Brockway Glass Container, Inc. 7.38%, 05/15/2016 ^	4,461

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal			Value

	Diversified Consumer Services — 0.0% ∞
	Service Corp., International
$55	7.50%, 04/01/2027		$49
50	7.63%, 10/01/2018		50
440	Tyco International Group SA 6.00%, 11/15/2013		492
	Diversified Financial Services — 7.7%
303	AES Ironwood LLC 8.86%, 11/30/2025		289
4,050	Ally Financial, Inc. 8.00%, 03/15/2020 — 144A		3,959
1,320	AngloGold Ashanti Holdings PLC 5.38%, 04/15/2020 ^		1,340
20	ASIF Global Financing XIX 4.90%, 01/17/2013 — 144A		20
	Bank of America Corp.
6,240	5.63%, 07/01/2020		6,290
2,130	6.00%, 09/01/2017		2,241
800	Bear Stearns Cos. LLC 7.25%, 02/01/2018		934
2,875	Belvoir Land LLC — Series A 5.40%, 12/15/2047 — 144A		2,403
860	Caterpillar Financial Services Corp. — Series F 6.20%, 09/30/2013 ^		976
8,435	CDP Financial, Inc. 3.00%, 11/25/2014 — 144A		8,513
	Citigroup Funding, Inc.
11,900	1.88%, 10/22/2012 ^		12,149
6,710	2.13%, 07/12/2012 ^		6,884
	Citigroup, Inc.
6,370	6.00%, 12/13/2013 ^		6,683
1,160	6.50%, 08/19/2013 ^		1,236
7,340	Crown Castle Towers LLC 6.11%, 01/15/2020 — 144A		8,056
	FCE Bank PLC
1,000	7.13%, 01/15/2013	EUR	1,229
2,300	7.88%, 02/15/2011	GBP	3,462
	General Electric Capital Corp.
$4,255	0.40%, 04/10/2012 * ^		4,190
7,600	2.00%, 09/28/2012 ^		7,781
3,105	2.13%, 12/21/2012 ^		3,192
10,420	5.00%, 11/15/2011 ^		10,917
1,190	6.38%, 11/15/2067 * ^		1,107
2,130	General Electric Capital Corp. — Series A 6.88%, 01/10/2039 ^		2,352
960	HSBC Finance Corp. 4.63%, 09/15/2010		967
4,175	Japan Finance Corp. 2.00%, 06/24/2011		4,211
	JPMorgan Chase & Co.
1,550	1.16%, 02/26/2013 * ^		1,550
920	5.13%, 09/15/2014		982
1,100	5.15%, 10/01/2015 ^		1,177
950	6.13%, 06/27/2017		1,039
	JPMorgan Chase Bank NA
7,750	6.00%, 07/05/2017		8,390
1,945	6.00%, 10/01/2017 ^		2,118
200	Kaupthing Bank Hf 7.13%, 05/19/2016 — 144A Џ		♦
600	Merna Reinsurance, Ltd. — Series B 2.04%, 07/07/2010 — 144A *		600
1,420	Merrill Lynch & Co., Inc. 6.88%, 04/25/2018 ^		1,515
3,750	New Communications Holdings, Inc. 8.25%, 04/15/2017 — 144A		3,764
4,351	Reynolds Group Issuer, Inc. 7.75%, 10/15/2016 — 144A		4,253
170	RSHB Capital SA for OJSC Russian Agricultural Bank 6.30%, 05/15/2017 — 144A		169
	TNK-BP Finance SA
108	7.50%, 07/18/2016 — Reg S ±		112
170	7.50%, 07/18/2016 — 144A ±		176
	Diversified Telecommunication Services — 2.6%
	AT&T, Inc.
410	5.10%, 09/15/2014 ^		455
10,025	6.50%, 09/01/2037 ^		11,120
10	BellSouth Corp. 4.75%, 11/15/2012		11
375	Deutsche Telekom International Finance BV 5.75%, 03/23/2016		410
75	Frontier Communications Corp. 7.13%, 03/15/2019		69
320	Koninklijke KPN NV 8.00%, 10/01/2010		325
1,375	Qwest Communications International, Inc. 7.50%, 02/15/2014		1,378
705	Qwest Communications International, Inc. — Series B 7.50%, 02/15/2014 ^		707
	Qwest Corp.
675	3.79%, 06/15/2013 *		668
495	8.88%, 03/15/2012		531
80	Sprint Capital Corp. 8.75%, 03/15/2032		76
	Telecom Italia Capital SA
2,115	5.25%, 10/01/2015 ^		2,135
650	7.00%, 06/04/2018		692
	Telefonica Emisiones SAU
4,850	4.95%, 01/15/2015 ^		5,082
75	6.42%, 06/20/2016		82
850	Telefonica Europe BV 7.75%, 09/15/2010		861
	Verizon Communications, Inc.
990	6.90%, 04/15/2038		1,157
6,700	8.75%, 11/01/2018 ^		8,711
210	8.95%, 03/01/2039 ^		297
160	Verizon Global Funding Corp. 7.38%, 09/01/2012 ^		180
215	Verizon Maryland, Inc. — Series B 5.13%, 06/15/2033 ^		190
2,350	Verizon New England, Inc. 7.88%, 11/15/2029		2,742
970	Verizon New Jersey, Inc. 7.85%, 11/15/2029		1,088
560	Verizon New York, Inc. — Series A 6.88%, 04/01/2012		605
1,470	Vodafone Group PLC 5.00%, 12/16/2013 ^		1,592
	Windstream Corp.
1,375	8.13%, 08/01/2013 ^		1,421
1,220	8.63%, 08/01/2016 ^		1,229
	Electric Utilities — 0.4%
235	AES Red Oak LLC — Series B 9.20%, 11/30/2029		228

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	Electric Utilities (continued)
$240	Calpine Construction Finance Co., LP 8.00%, 06/01/2016 — 144A ^	$245
590	Duke Energy Corp. 5.63%, 11/30/2012	645
230	Elwood Energy LLC 8.16%, 07/05/2026	218
535	Energy Future Holdings Corp. — Series R 6.55%, 11/15/2034	238
200	Energy Future Holdings Corp. — Series Q 6.50%, 11/15/2024	90
370	Exelon Corp. 5.63%, 06/15/2035	358
29	FirstEnergy Corp. — Series B 6.45%, 11/15/2011	31
515	FirstEnergy Corp. — Series C 7.38%, 11/15/2031 ^	543
1,000	Florida Power & Light Co. 5.63%, 04/01/2034	1,090
1,700	Florida Power Corp. 6.40%, 06/15/2038 ^	2,032
80	Homer City Funding LLC 8.73%, 10/01/2026	74
	Pacific Gas & Electric Co.
620	5.63%, 11/30/2017	699
140	5.80%, 03/01/2037	152
210	6.05%, 03/01/2034 ^	234
	Energy Equipment & Services — 0.3%
800	Baker Hughes, Inc. 7.50%, 11/15/2018	978
	Cie Generale de Geophysique-Veritas
100	7.50%, 05/15/2015 ^	95
105	7.75%, 05/15/2017	99
195	Complete Production Services, Inc. 8.00%, 12/15/2016	191
40	Gulfmark Offshore, Inc. 7.75%, 07/15/2014 ^	38
3,435	Rockies Express Pipeline LLC 3.90%, 04/15/2015 — 144A	3,320
120	Transocean, Inc. 5.25%, 03/15/2013 ^	113
	Food Products — 0.6%
	Kraft Foods, Inc.
6,630	5.38%, 02/10/2020 ^	7,104
2,447	6.50%, 08/11/2017 — 02/09/2040	2,771
	Health Care Equipment & Supplies — 0.1%
1,090	Covidien International Finance SA 2.80%, 06/15/2015	1,101
	Health Care Providers & Services — 0.9%
156	DaVita, Inc. 6.63%, 03/15/2013 ^	156
	HCA, Inc.
4,395	7.25%, 09/15/2020	4,417
4,220	8.50%, 04/15/2019 ^	4,473
50	9.13%, 11/15/2014 ^	52
500	9.63%, 11/15/2016 Ώ	535
220	Humana, Inc. 7.20%, 06/15/2018	246
	Tenet Healthcare Corp.
2,855	8.88%, 07/01/2019 — 144A	3,026
1,325	9.00%, 05/01/2015 — 144A	1,401
50	WellPoint, Inc. 5.88%, 06/15/2017	56
	Hotels, Restaurants & Leisure — 0.0% ∞
60	Inn of the Mountain Gods Resort & Casino 12.00%, 11/15/2010 Џ	29
	MGM Resorts International
25	10.38%, 05/15/2014 ^	27
60	11.13%, 11/15/2017	66
	Independent Power Producers & Energy Traders — 0.1%
67	AES Corp. 7.75%, 03/01/2014	68
	Edison Mission Energy
50	7.00%, 05/15/2017 ^	32
140	7.20%, 05/15/2019	86
730	NRG Energy, Inc. 7.38%, 02/01/2016 ^	727
	Insurance — 2.6%
3,800	Chubb Corp. 6.38%, 03/29/2067 * ^	3,648
1,450	Lincoln National Corp. 7.00%, 06/15/2040	1,527
	MetLife, Inc.
5,595	6.40%, 12/15/2036 ^	4,924
360	6.75%, 06/01/2016 ^	407
	Metropolitan Life Global Funding I
13,155	2.50%, 01/11/2013 — 144A	13,305
1,525	2.88%, 09/17/2012 — 144A	1,561
6,550	5.13%, 04/10/2013 — 144A	7,085
3,595	Progressive Corp. 6.70%, 06/15/2037 *	3,361
2,525	Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039 — 144A	2,941
4,795	Travelers Cos., Inc. 6.25%, 03/15/2037 *	4,499
	Life Sciences Tools & Services — 0.0% ∞
530	Bio-Rad Laboratories, Inc. 6.13%, 12/15/2014	533
	Machinery — 0.0% ∞
20	Terex Corp. 7.38%, 01/15/2014 ^	20
	Media — 2.8%
80	Cengage Learning Acquisitions, Inc. 10.50%, 01/15/2015 — 144A	74
5,279	Comcast Cable Communications Holdings, Inc. 8.38%, 03/15/2013	6,114
	Comcast Cable Communications LLC
1,800	6.75%, 01/30/2011	1,856
320	8.88%, 05/01/2017	401
	Comcast Corp.
210	5.88%, 02/15/2018	234
780	6.50%, 01/15/2015 — 01/15/2017 ^	895
2,935	6.95%, 08/15/2037	3,339
965	7.05%, 03/15/2033 ^	1,114
3,525	COX Communications, Inc. 8.38%, 03/01/2039 — 144A	4,792
2,350	Discovery Communications LLC 3.70%, 06/01/2015 ^	2,409
	DISH DBS Corp.
115	7.00%, 10/01/2013	118
4,655	7.75%, 05/31/2015	4,796
20	Lamar Media Corp. — Series B 6.63%, 08/15/2015	19

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	Media (continued)
$3,405	NBC Universal, Inc. 5.15%, 04/30/2020 — 144A	$3,551
	News America, Inc.
3,000	6.20%, 12/15/2034	3,160
40	6.65%, 11/15/2037 ^	45
260	7.28%, 06/30/2028	291
1,070	7.63%, 11/30/2028	1,235
360	Reed Elsevier Capital, Inc. 8.63%, 01/15/2019	458
1,675	TCI Communications, Inc. 7.13%, 02/15/2028	1,866
	Time Warner Cable, Inc.
450	5.85%, 05/01/2017 ^	494
4,030	6.20%, 07/01/2013 ^	4,507
240	6.75%, 06/15/2039 ^	265
560	8.25%, 04/01/2019	689
160	8.75%, 02/14/2019 ^	202
1,910	Time Warner Cos., Inc. 7.57%, 02/01/2024	2,315
180	Time Warner Entertainment Co., LP 8.38%, 07/15/2033	223
510	Time Warner, Inc. 6.88%, 05/01/2012	556
	Metals & Mining — 0.4%
560	Aleris International, Inc. 9.00%, 12/15/2014 Џ	4
320	Freeport-McMoRan Copper & Gold, Inc. 8.38%, 04/01/2017	352
870	Rio Tinto Finance USA, Ltd. 6.50%, 07/15/2018 ^	992
	Steel Dynamics, Inc.
105	6.75%, 04/01/2015	105
55	7.38%, 11/01/2012	57
	Teck Resources, Ltd.
25	9.75%, 05/15/2014	30
20	10.25%, 05/15/2016	24
4,150	10.75%, 05/15/2019 ^	5,084
	Multiline Retail — 0.3%
3,630	Dollar General Corp. 11.88%, 07/15/2017 Ώ	4,125
	Macy’s Retail Holdings, Inc.
725	5.35%, 03/15/2012	741
730	5.75%, 07/15/2014 ^	734
	Multi-Utilities — 0.2%
2,735	CenterPoint Energy, Inc. — Series B 7.25%, 09/01/2010	2,756
560	Dominion Resources, Inc. — Series D 8.88%, 01/15/2019 ^	740
	Dominion Resources, Inc.
30	4.75%, 12/15/2010	31
580	5.70%, 09/17/2012	627
	Oil, Gas & Consumable Fuels — 3.9%
320	Anadarko Finance Co. — Series B 7.50%, 05/01/2031 ^	269
1,250	Anadarko Petroleum Corp. 6.45%, 09/15/2036 ^	994
	Apache Corp.
240	5.25%, 04/15/2013 ^	262
950	5.63%, 01/15/2017 ^	1,070
2,965	Arch Western Finance LLC 6.75%, 07/01/2013	2,972
	Canadian Natural Resources, Ltd.
2,000	6.25%, 03/15/2038	2,186
1,100	6.50%, 02/15/2037	1,229
3,500	Cenovus Energy, Inc. 6.75%, 11/15/2039	4,018
	Chesapeake Energy Corp.
120	6.25%, 01/15/2018 ^	121
60	6.38%, 06/15/2015 ^	62
100	7.25%, 12/15/2018 ^	103
	ConocoPhillips
6,045	4.60%, 01/15/2015 ^	6,604
900	6.50%, 02/01/2039 ^	1,087
210	ConocoPhillips Holding Co. 6.95%, 04/15/2029	258
	Consol Energy, Inc.
2,610	8.00%, 04/01/2017 — 144A	2,695
1,665	8.25%, 04/01/2020 — 144A	1,736
1,425	Consolidated Natural Gas Co. — Series A 5.00%, 03/01/2014	1,544
	El Paso Corp.
1,220	7.00%, 06/15/2017 ^	1,213
19	7.80%, 08/01/2031	19
	El Paso Natural Gas Co.
110	8.38%, 06/15/2032	129
365	8.63%, 01/15/2022	435
	Hess Corp.
420	7.30%, 08/15/2031	496
80	7.88%, 10/01/2029	98
850	8.13%, 02/15/2019 ^	1,060
	Kerr-McGee Corp.
200	6.95%, 07/01/2024	182
295	7.88%, 09/15/2031 ^	270
	Kinder Morgan Energy Partners, LP
2,550	5.30%, 09/15/2020 ^	2,637
130	5.85%, 09/15/2012	139
260	6.00%, 02/01/2017	283
470	6.75%, 03/15/2011 ^	487
220	6.95%, 01/15/2038 ^	234
4,000	Nexen, Inc. 6.40%, 05/15/2037 ^	4,171
45	Peabody Energy Corp. — Series B 6.88%, 03/15/2013 ^	45
1,060	Pemex Project Funding Master Trust 6.63%, 06/15/2035 ^	1,090
	Petrobras International Finance Co.
7,340	5.75%, 01/20/2020 ^	7,392
325	5.88%, 03/01/2018 ^	334
371	6.13%, 10/06/2016 ^	394
7,272	Shell International Finance BV 4.00%, 03/21/2014	7,692
	Southern Natural Gas Co.
60	5.90%, 04/01/2017 — 144A	64
5	8.00%, 03/01/2032	6
	Tennessee Gas Pipeline Co.
665	7.00%, 10/15/2028	703
20	7.63%, 04/01/2037	22
4,200	Valero Energy Corp. 6.63%, 06/15/2037 ^	4,089
622	Williams Cos., Inc. — Series A 7.50%, 01/15/2031 ^	662

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Principal		Value

	Oil, Gas & Consumable Fuels (continued)
	Williams Cos., Inc.
$281	7.75%, 06/15/2031	$302
274	7.88%, 09/01/2021	314
	XTO Energy, Inc.
270	5.50%, 06/15/2018 ^	309
340	5.65%, 04/01/2016	390
10	6.25%, 08/01/2017	12
1,760	6.75%, 08/01/2037	2,267
550	7.50%, 04/15/2012 ^	612
	Paper & Forest Products — 0.3%
3,225	Georgia-Pacific LLC 8.25%, 05/01/2016 — 144A ^	3,439
1,805	International Paper Co. 7.30%, 11/15/2039 ^	1,990
	Pharmaceuticals — 0.8%
200	Abbott Laboratories 5.60%, 11/30/2017 ^	232
600	Bristol-Myers Squibb Co. 6.88%, 08/01/2097	741
3,235	Eli Lilly & Co. 3.55%, 03/06/2012	3,373
4,032	Pfizer, Inc. 5.35%, 03/15/2015 ^	4,567
2,330	Teva Pharmaceutical Finance II BV 3.00%, 06/15/2015	2,376
	Wyeth
470	5.95%, 04/01/2037	532
1,580	6.00%, 02/15/2036	1,775
	Real Estate Investment Trusts — 0.0% ∞
	Ventas Realty, LP
30	6.50%, 06/01/2016	30
10	9.00%, 05/01/2012	11
	Real Estate Management & Development — 0.0% ∞
	Forest City Enterprises, Inc.
30	6.50%, 02/01/2017	24
35	7.63%, 06/01/2015	32
	Road & Rail — 0.4%
4,680	Burlington Northern Santa Fe LLC 5.75%, 05/01/2040 ^	4,951
180	Union Pacific Corp. 5.38%, 05/01/2014	198
	Tobacco — 0.3%
5,600	Philip Morris International, Inc. 4.50%, 03/26/2020 ^	5,688
	Wireless Telecommunication Services — 1.3%
	America Movil SAB de CV
220	5.63%, 11/15/2017 ^	240
625	6.38%, 03/01/2035 ^	669
14,580	Cellco Partnership/Verizon Wireless Capital LLC 3.75%, 05/20/2011 ^	14,933
3,606	Cricket Communications, Inc. 7.75%, 05/15/2016 ^	3,678
	Rogers Communications, Inc.
60	6.75%, 03/15/2015	70
80	6.80%, 08/15/2018	95
890	7.50%, 03/15/2015	1,062
500	Vodafone Group PLC 5.00%, 09/15/2015	540

	Total Corporate Debt Securities (cost $520,574)	538,795

Shares

	PREFERRED STOCKS — 0.0% ∞
	Diversified Financial Services — 0.0% ∞
341	Ally Financial, Inc. 7.00% — 144A	$265
	U.S. Government Agency Obligation — 0.0% ∞
1,300	Fannie Mae 7.00%	1
31,175	Fannie Mae 8.25% *	11
43,300	Freddie Mac 8.38% *	14

	Total Preferred Stocks (cost $1,988)	291

	COMMON STOCKS — 0.0% ∞
	Energy Equipment & Services — 0.0% ∞
323	SemGroup Corp. — Class A ‡ ^	8
	Media — 0.0% ∞
692	Charter Communications, Inc. ‡ ^	25

	Total Common Stocks (cost $31)	33

	WARRANT — 0.0% ∞
	United States — 0.0% ∞
340	SemGroup Corp. ‡ Ә	2
	Expiration: 11/30/2014
	Exercise Price: $25.00	2
	Total Warrant (cost $w)

Notional
Amount

	PURCHASED SWAPTIONS — 0.7%
	Call Swaptions — 0.6%
$109,300	If exercised, the Series receives 1.15%, and pays floating 3 month LIBOR, European Style Expires 09/03/2010	377
17,400	If exercised, the Series receives 3.90%, and pays floating 3 month LIBOR, European Style Expires 11/16/2010	1,165
29,900	If exercised, the Series receives 4.01%, and pays floating 3 month LIBOR, European Style Expires 05/16/2011	2,094
11,600	If exercised, the Series receives 4.39%, and pays floating 3 month LIBOR, European Style Expires 05/08/2012	980
46,200	If exercised, the Series receives 5.2%, and pays floating 3 month LIBOR, European Style Expires 04/28/2015	5,027
	Put Swaptions- 0.1%
109,300	If exercised, the Series receives floating 3 month LIBOR, and pays 1.92%, European Style Expires 09/02/2010	w
109,300	If exercised, the Series receives floating 3 month LIBOR, and pays 1.95%, European Style Expires 09/03/2010	w

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Notional
Amount		Value

	PURCHASED SWAPTIONS (continued)
	Put Swaptions (continued)
$17,400	If exercised the Series receives floating 3 month LIBOR, and pays 3.90%, European Style Expires 11/16/2010	$81
29,900	If exercised the Series receives floating 3 month LIBOR, and pays 4.01%, European Style Expires 05/16/2011	470
11,600	If exercised the Series receives floating 3 month LIBOR, and pays 4.39%, European Style Expires 05/08/2012	343
46,200	If exercised the Series receives floating 3 month LIBOR, and pays 5.2%, European Style Expires 04/28/2015	2,045

	Total Purchased Swaptions (cost $12,874)	12,582

Principal

	CONVERTIBLE BOND - 0.1%
	Machinery - 0.1%
1,020	Navistar International Corp. 3.00%, 10/15/2014	1,196
	Total Convertible Bond (cost $1,207)

Shares

	SECURITIES LENDING COLLATERAL - 8.6%
144,818,795	State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	144,819
	Total Securities Lending Collateral (cost $144,819)

Principal

	REPURCHASE AGREEMENT - 10.8%
$181,466	State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $181,466 on 07/01/2010. Collateralized by a U.S. Government Obligation, 2.50%, due 04/30/2015, and with a value of $185,098.	181,466
	Total Repurchase Agreement (cost $181,466)

	Total Investment Securities (cost $2,218,522) #	2,227,604
	Other Assets and Liabilities — Net	(548,577)

	Net Assets	$1,679,027

Notional
Amount

	WRITTEN-OPTIONS - 0.0% ∞
	Put Options - 0.0% ∞
$(285)	10-Year U.S. Treasury Note Put Strike $119.50 Expires 08/27/2010	$(111)
	Call Options - 0.0% ∞
(285)	10-Year U.S. Treasury Note Call Strike $122.50 Expires 08/27/2010	(396)

	Total Written Options (Premiums: $621)	$(507)

Principal

	SECURITIES SOLD SHORT — (10.9%)
	Fannie Mae, TBA
(19,000)	4.50%	$(19,620)
(93,988)	5.00%	(99,427)
(8,300)	5.50%	(8,913)
(36,200)	6.00%	(39,260)
	Freddie Mac, TBA
(9,600)	5.50%	(10,271)
	Ginnie Mae, TBA
(5,300)	5.00%	(5,645)

	Total Securities Sold Short (proceeds $181,247)	$(183,136)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
WRITTEN SWAPTIONS:

	Floating Rate	Pay/Receive	Exercise	Expiration		Premiums Paid
Description	Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value

Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.86%	06/02/2011	$(39,200)	$(1,524)	$(2,374)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.05	06/18/2012	(16,500)	(879)	(1,063)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.14	06/15/2012	(36,000)	(1,917)	(2,492)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.49	12/05/2011	(19,900)	(1,208)	(1,903)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.89	12/03/2014	(14,600)	(1,085)	(1,375)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.90	03/04/2013	(24,700)	(1,470)	(2,629)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.92	03/05/2013	(17,000)	(996)	(1,835)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	2.10	12/02/2010	(73,400)	(147)	(29)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.86	06/02/2011	(39,200)	(1,525)	(788)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.05	06/18/2012	(16,500)	(879)	(664)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.14	06/15/2012	(36,000)	(1,916)	(1,355)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.49	12/05/2011	(19,900)	(1,208)	(384)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.89	12/03/2014	(14,600)	(1,085)	(712)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.90	03/04/2013	(24,700)	(1,470)	(795)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.92	03/05/2013	(17,000)	(996)	(539)

						$(18,305)	$(18,937)

SWAP AGREEMENTS: €
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied
	Fixed			Credit				Unrealized
	Deal Pay	Maturity		Spread at	Notional		Premiums Paid	Appreciation
Reference Obligation	Rate	Date	Counterparty	06/30/2010 (3)	Amount (4)	Market Value	(Received)	(Depreciation)

Macy’s Retail Holdings, Inc., 7.45%, 07/15/2017 *	8.00%	06/20/2012	MYC	1.16	$725	$(97)	$—	$(97)
Macy’s Retail Holdings, Inc., 7.45%, 07/15/2017	1.00	09/20/2014	MYC	1.78	730	23	30	(7)
Nova Chemicals Corp., 4.54%, 11/15/2013	5.00	03/20/2012	CBK	3.89	230	(4)	(2)	(2)
Nova Chemicals Corp., 4.54%, 11/15/2013	5.00	12/20/2013	GSB	5.10	1,400	4	19	(15)
Seagate Technology HDD Holdings, 6.88%, 10/01/2016 *	5.00	06/20/2014	MYC	2.76	1,905	(156)	(188)	32

						$(230)	$(141)	$(89)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

				Implied
				Credit
	Fixed Deal	Maturity		Spread at	Notional		Premiums Paid	Unrealized
Reference Obligation	Receive Rate	Date	Counterparty	06/30/2010 (3)	Amount (4)	Market Value	(Received)	(Depreciation)

CDX.NA.HY.14 5 Year Index	5.00%	06/20/2015	CBK	6.51	$11,300	$(653)	$(607)	$(46)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
SWAP AGREEMENTS (continued):
INTEREST RATE SWAP AGREEMENTS — RECEIVABLE:

							Unrealized
		Maturity		Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

3-month USD-LIBOR	1.14%	03/22/2012	DUB	$64,300	$(267)	$—	$(267)
3-month USD-LIBOR	1.21	04/29/2012	GSB	100,000	(530)	—	(530)
3-month USD-LIBOR	1.21	05/06/2012	GSB	38,800	(201)	—	(201)
3-month USD-LIBOR	1.29	05/28/2012	MYC	2,900	(18)	—	(18)
3-month USD-LIBOR	2.38	05/21/2015	MYC	80,700	(1,364)	—	(1,364)
3-month USD-LIBOR	2.36	06/08/2015	CBK	25,400	(388)	—	(388)
3-month USD-LIBOR	2.22	06/24/2015	GSB	34,000	(272)	—	(272)
3-month USD-LIBOR	2.23	06/25/2015	DUB	119,200	(977)	—	(977)
3-month USD-LIBOR	3.88	04/07/2020	GSB	16,900	(1,310)	—	(1,310)
3-month USD-LIBOR	3.40	04/12/2020	DUB	20,500	(739)	829	(1,568)
3-month USD-LIBOR	4.88	05/06/2020	DUB	35,600	(5,836)	(1,591)	(4,245)
3-month USD-LIBOR	3.48	05/11/2020	DUB	22,200	(934)	—	(934)
3-month USD-LIBOR	3.39	05/11/2020	DUB	44,500	(1,527)	—	(1,527)
3-month USD-LIBOR	3.60	05/26/2020	MYC	18,800	(982)	(226)	(756)
3-month USD-LIBOR	3.60	05/26/2020	MYC	30,300	(1,582)	(354)	(1,228)
3-month USD-LIBOR	3.28	05/26/2020	DUB	11,500	(276)	—	(276)
3-month USD-LIBOR	4.35	06/07/2020	DUB	35,000	(4,125)	(1,785)	(2,340)
3-month USD-LIBOR	4.31	06/07/2020	CBK	25,000	(2,859)	(1,275)	(1,584)
3-month USD-LIBOR	3.36	06/08/2020	MYC	5,900	(181)	—	(181)
3-month USD-LIBOR	4.80	06/15/2020	CBK	25,200	(3,970)	(1,316)	(2,654)
3-month USD-LIBOR	4.35	07/31/2039	MYC	3,000	(356)	—	(356)

					$(28,694)	$(5,718)	$(22,976)

INTEREST RATE SWAP AGREEMENTS — PAYABLE:
							Unrealized
		Maturity		Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

3-month USD-LIBOR	1.21%	05/05/2012	CBK	$146,000	$746	$—	$746
3-month USD-LIBOR	1.72	06/07/2013	MYC	45,500	524	—	524
3-month USD-LIBOR	2.69	02/16/2015	MYC	16,500	549	—	549
3-month USD-LIBOR	2.67	04/15/2015	GSB	46,000	1,450	—	1,450
3-month USD-LIBOR	2.46	05/20/2015	DUB	11,700	241	—	241
3-month USD-LIBOR	2.23	05/25/2015	DUB	109,900	1,025	—	1,025
3-month USD-LIBOR	2.34	06/14/2015	DUB	89,500	1,239	—	1,239
3-month USD-LIBOR	2.39	06/15/2015	DUB	35,400	574	—	574
3-month USD-LIBOR	2.31	06/21/2015	UAG	100,000	1,245	—	1,245
3-month USD-LIBOR	3.75	04/30/2020	CBK	12,400	819	—	819
3-month USD-LIBOR	3.73	05/05/2020	MYC	53,000	3,371	—	3,371
3-month USD-LIBOR	3.64	05/05/2020	MYC	11,700	660	—	660
3-month USD-LIBOR	3.57	05/07/2020	GSB	17,200	866	—	866
3-month USD-LIBOR	3.39	06/01/2020	GSB	3,400	114	—	114
3-month USD-LIBOR	3.43	06/04/2020	MYC	9,100	337	—	337
3-month USD-LIBOR	3.34	06/14/2020	MYC	11,000	320	—	320
3-month USD-LIBOR	3.31	06/21/2020	GSB	50,000	1,332	—	1,332
3-month USD-LIBOR	3.26	06/22/2020	MYC	3,600	77	—	77
3-month USD-LIBOR	3.06	07/01/2020	MYC	5,200	18	—	18
3-month USD-LIBOR	3.05	07/01/2020	MYC	15,000	44	—	44
3-month USD-LIBOR	4.39	05/04/2040	DUB	15,900	2,016	—	2,016
U.S. CPI Urban Consumers NAS	2.62	05/18/2020	MYC	35,600	846	—	846
U.S. CPI Urban Consumers NAS	2.52	05/21/2020	DUB	21,200	240	—	240

					$18,653	$—	$18,653

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
FUTURES CONTRACTS: £

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Short	(113)	09/21/2010	$(6)
2-Year U.S. Treasury Note	Long	63	09/30/2010	11
30-Year U.S. Treasury Bond	Long	573	09/21/2010	1,806
5-Year U.S. Treasury Note	Short	(461)	09/30/2010	(282)
Euro-Schatz	Short	(624)	09/30/2010	56
Ultra Long U.S. Treasury Bond	Long	262	09/21/2010	1,646

				$3,231

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	(4,065)	07/14/2010	$(5,102)	$130
Euro	112	07/14/2010	138	(1)
Euro	725	07/14/2010	884	2
Euro	(13,835)	08/16/2010	(16,928)	6
Euro	7,015	08/16/2010	8,611	(31)
Euro	13,995	08/16/2010	16,901	217
Euro	7,015	08/16/2010	8,662	(82)
Pound Sterling	(2,231)	07/28/2010	(3,451)	119

				$360

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $141,842.

w	Value and/or principal is less than $1.

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

Y	All or a portion of this security is segregated as collateral at the broker to cover margin requirements for open swaps contracts and/or for swaptions. The value of these securities at 06/30/2010 is $26,840.

€	Securities with an aggregate market value of $9,233 have been pledged as collateral with the custodian to cover margin requirements for open swap contracts.

£	Cash, in the amount of $3,559, is being held at the broker to cover margin requirements for open futures contracts

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $253, or 0.02% of the portfolio’s net assets.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

IO	Interest Only.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2010.

‡	Non-income producing security.

┌	Contract amounts are not in thousands.

#	Aggregate cost for federal income tax purposes is $2,218,522. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $63,335 and $54,253, respectively. Net unrealized appreciation for tax purposes is $9,082.

±	Restricted security. At 06/30/2010, the portfolio owned the following securities (representing 0.75% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value	Price*

Russian Federation	05/09/2005	$7,480	$8,407	$8,432	$1.13
Nomura Asset Acceptance Corp.	06/11/2009	144	121	142	0.99
Credit Suisse Mortgage Capital Certificates	07/06/2006	181	181	153	0.85
Globaldrive BV	11/02/2009	2,888	4,318	3,585	1.24
TNK-BP Finance SA	05/22/2007	108	112	112	1.04
TNK-BP Finance SA	07/13/2006	170	175	176	1.04

*	Price not rounded to thousands.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS: (continued)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $171,390, or 10.21%, of the portfolio’s net assets.

BPS	Basis points

CBK	Citibank N.A.

CDX	A series of indices that track North American and emerging market credit derivative indices.

CPI	Consumer Price Index

DUB	Deutsche Bank AG

EUR	Euro

GBP	Pound Sterling

GSB	Goldman Sachs Bank USA

IO	Interest Only

LB	Lehman Brothers

LIBOR	London Interbank Offered Rate

MYC	Morgan Stanley Capital Services

OJSC	Open Joint Stock Company

TBA	To Be Announced

UAG	UBS AG
Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$25	$—	$—	$25
Equities — Energy	8	2	—	10
Equities — Financials	265	—	—	265
Equities — U.S. Government Agency Obligation	26	—	—	26
Fixed Income — Asset-Backed Security	—	117,135	—	117,135
Fixed Income — Consumer Discretionary	—	47,715	—	47,715
Fixed Income — Consumer Staples	—	22,567	—	22,567
Fixed Income — Energy	—	70,596	—	70,596
Fixed Income — Financials	—	261,861	—	261,861
Fixed Income — Foreign Government Obligation	—	75,305	—	75,305
Fixed Income — Health Care	—	26,850	—	26,850
Fixed Income — Industrials	—	11,133	—	11,133
Fixed Income — Information Technology	—	3,323	—	3,323
Fixed Income — Materials	—	27,106	—	27,106
Fixed Income — Mortgage-Backed Security	—	320,101	—	320,101
Fixed Income — Municipal Government Obligation	—	34,967	—	34,967
Fixed Income — Telecommunication Services	—	75,248	—	75,248
Fixed Income — U.S. Government Agency Obligation	—	742,827	—	742,827
Fixed Income — U.S. Government Obligation	—	39,733	—	39,733
Fixed Income — Utilities	—	11,944	—	11,944
Cash & Cash Equivalent — Repurchase Agreement	—	181,466	—	181,466
Cash & Cash Equivalent — Securities Lending Collateral	144,819	—	—	144,819
Purchased Swaptions	—	12,582	—	12,582

Total	$145,143	$2,082,461	$—	$2,227,604

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Valuation Summary: (continued)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Credit Default Swap — Appreciation	$—	$32	$—	$32
Credit Default Swap — Depreciation	—	(167)	—	(167)
Interest Rate Swap — Appreciation	—	18,653	—	18,653
Interest Rate Swap — Depreciation	—	(22,976)	—	(22,976)
Forward Foreign Currency Contracts — Appreciation	—	474	—	474
Forward Foreign Currency Contracts — Depreciation	—	(114)	—	(114)
Futures Contracts — Appreciation	—	3,519	—	3,519
Futures Contracts — Depreciation	—	(288)	—	(288)

Total	$—	$(867)	$—	$(867)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Swaption	$—	$(18,937)	$—	$(18,937)
Written Option	—	(507)	—	(507)

Total	$—	$(19,444)	$—	$(19,444)

Securities Sold Short	Level 1	Level 2	Level 3	Total

Fixed Income — U.S. Government Agency Obligation	$—	$(183,136)	$—	$(183,136)

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	06/30/2010

Fixed Income - Asset-Backed Security	$4,957	$(713)	$—	$(94)	$(565)	$(3,585)	$—

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	ASSET-BACKED SECURITIES — 0.1%
$393	AES Eastern Energy, LP Series 99-A, Class A 9.00%, 01/02/2017	$405
331	Continental Airlines Pass-Through Trust Series 2001-1, Class C 7.03%, 06/15/2011	330

	Total Asset-Backed Securities (cost $720)	735

	PREFERRED CORPORATE DEBT SECURITY — 0.0% ¥
	Hotels, Restaurants & Leisure — 0.0% ¥
3,827	Fontainebleau Resorts 12.50%, 06/30/2012 — 144A Ə Џ § ± Ω	t
	Total Preferred Corporate Debt Security (cost $3,759)
	CORPORATE DEBT SECURITIES — 89.9%
	Aerospace & Defense — 0.1%
480	Hawker Beechcraft Acquisition Co., LLC 8.50%, 04/01/2015	385
	Airlines — 0.0% ¥
500	Delta Air Lines, Inc. — (Escrow Certificates) 7.90%, 12/15/2049	11
235	United Air Lines, Inc. 9.88%, 08/01/2013 — 144A	241
	Auto Components — 2.1%
450	Affinia Group Holdings, Inc. 10.75%, 08/15/2016 — 144A	491
735	Allison Transmission, Inc. 11.00%, 11/01/2015 — 144A	770
4,583	11.25%, 11/01/2015 — 144A Ω	4,823
395	American Axle & Manufacturing Holdings, Inc. 5.25%, 02/11/2014	332
1,175	7.88%, 03/01/2017	1,019
2,130	9.25%, 01/15/2017 — 144A	2,194
2,225	Goodyear Tire & Rubber Co. 10.50%, 05/15/2016	2,420
450	Lear Corp. 7.88%, 03/15/2018	451
555	8.13%, 03/15/2020	556
	Automobiles — 0.0% ¥
120	Ford Motor Co. 7.45%, 07/16/2031	108
	Biotechnology — 0.1%
450	Talecris Biotherapeutics Holdings Corp. 7.75%, 11/15/2016 — 144A	479
	Building Products — 0.5%
1,610	Goodman Global, Inc. 13.50%, 02/15/2016	1,771
650	Masco Corp. 7.13%, 03/15/2020	631
885	Ply Gem Industries, Inc. 11.75%, 06/15/2013	925
	Chemicals — 2.8%
1,380	Ashland, Inc. 9.13%, 06/01/2017	1,511
2,180	CF Industries Holdings, Inc. 6.88%, 05/01/2018	2,218
1,625	7.13%, 05/01/2020	1,666
2,570	Ineos Group Holdings PLC 8.50%, 02/15/2016 — 144A	2,005
3,335	LBI Escrow Corp. 8.00%, 11/01/2017 — 144A	3,434
1,445	Nalco Co. 8.25%, 05/15/2017	1,496
1,390	Nova Chemicals Corp. 8.38%, 11/01/2016	1,383
2,320	Reichhold Industries, Inc. 9.00%, 08/15/2014 — 144A § ±	2,042
460	Scotts Miracle-Gro Co. 7.25%, 01/15/2018	464
1,225	Solutia, Inc. 8.75%, 11/01/2017	1,274
	Commercial Services & Supplies — 2.0%
1,890	ACCO Brands Corp. 7.63%, 08/15/2015	1,739
1,610	10.63%, 03/15/2015	1,746
1,470	Avis Budget Car Rental LLC 9.63%, 03/15/2018 — 144A	1,485
475	Casella Waste Systems, Inc. 11.00%, 07/15/2014 — 144A	513
595	Hertz Corp. 8.88%, 01/01/2014	602
580	Interface, Inc. 11.38%, 11/01/2013	650
139	Interface, Inc. — Series B 9.50%, 02/01/2014	143
235	KAR Auction Services, Inc. 8.75%, 05/01/2014	236
550	Koppers, Inc. 7.88%, 12/01/2019	556
870	RBS Global, Inc. 11.75%, 08/01/2016	907
775	Servicemaster Co. 10.75%, 07/15/2015 — 144A Ω	802
1,680	Trans Union LLC 11.38%, 06/15/2018 — 144A	1,739
520	United Rentals North America, Inc. 7.75%, 11/15/2013	506
719	Viant Holdings, Inc. 10.13%, 07/15/2017 — 144A § ±	732
560	Waste Services, Inc. 9.50%, 04/15/2014 — 144A	574
	Communications Equipment — 0.2%
565	Brocade Communications Systems, Inc. 6.63%, 01/15/2018 — 144A	561
565	6.88%, 01/15/2020 — 144A	561
	Construction & Engineering — 0.3%
1,835	Esco Corp. 8.63%, 12/15/2013 — 144A	1,821
	Construction Materials — 0.1%
2,145	RathGibson, Inc. 11.25%, 02/15/2014 Џ	32
830	Texas Industries, Inc. 7.25%, 07/15/2013	803
	Containers & Packaging — 0.5%
1,140	BWAY Holding Co. 10.00%, 06/15/2018 — 144A	1,188
1,055	Intertape Polymer U.S., Inc. 8.50%, 08/01/2014	855
1,145	Solo Cup Corp. 10.50%, 11/01/2013	1,184
	Distributors — 0.3%
1,760	McJunkin Red Man Corp. 9.50%, 12/15/2016 — 144A	1,707

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	Diversified Consumer Services — 4.0%
$2,360	Amsted Industries, Inc. 8.13%, 03/15/2018 — 144A	$2,354
2,475	Education Management LLC 8.75%, 06/01/2014	2,469
1,095	10.25%, 06/01/2016	1,139
3,510	Express LLC 8.75%, 03/01/2018 — 144A	3,571
5,980	Laureate Education, Inc. 10.00%, 08/15/2015 — 144A	5,950
7,383	10.25%, 08/15/2015 — 144A Ω	7,530
2,070	11.75%, 08/15/2017 — 144A	2,122
	Diversified Financial Services — 8.3%
1,300	Ally Financial, Inc. 7.00%, 02/01/2012	1,308
1,700	8.00%, 12/31/2018	1,564
2,130	8.00%, 11/01/2031	1,965
4,655	8.30%, 02/12/2015 — 144A	4,712
3,095	Buffalo Thunder Development Authority 9.38%, 12/15/2014 — 144A Џ	557
1,215	CCM Merger, Inc. 8.00%, 08/01/2013 — 144A	1,112
2,290	Ceva Group PLC 11.50%, 04/01/2018 — 144A	2,324
1,715	11.63%, 10/01/2016 — 144A	1,771
935	Chukchansi Economic Development Authority 4.12%, 11/15/2012 — 144A * § ±	617
2,805	CIT Group, Inc. 7.00%, 05/01/2017	2,525
1,140	7.00%, 05/01/2014	1,074
550	Escrow NCS Acquisition 10.00%, 02/15/2009 Ə	82
2,490	Ford Motor Credit Co., LLC 7.50%, 08/01/2012	2,546
4,675	8.00%, 12/15/2016	4,780
2,175	8.13%, 01/15/2020	2,220
1,150	12.00%, 05/15/2015	1,331
450	Fresenius U.S. Finance II, Inc. 9.00%, 07/15/2015 — 144A	488
2,000	Ineos Finance PLC 9.00%, 05/15/2015 — 144A	1,995
1,725	MCE Finance, Ltd. 10.25%, 05/15/2018 — 144A	1,792
710	Midwest Gaming Borrower LLC 11.63%, 04/15/2016 — 144A § ±	698
1,790	MU Finance PLC 8.38%, 02/01/2017 — 144A	1,716
255	Petroplus Finance, Ltd. 6.75%, 05/01/2014 — 144A	222
1,645	7.00%, 05/01/2017 — 144A	1,341
2,250	9.38%, 09/15/2019 — 144A	1,935
1,590	Pinnacle Foods Finance LLC 9.25%, 04/01/2015 — 144A	1,622
235	9.25%, 04/01/2015	240
2,690	Reynolds Group Issuer, Inc. 8.50%, 05/15/2018 — 144A	2,640
2,325	SSI Investments II 11.13%, 06/01/2018 — 144A	2,360
2,665	Universal City Development Partners, Ltd. 8.88%, 11/15/2015 — 144A	2,678
1,790	10.88%, 11/15/2016 — 144A	1,826
	Diversified Telecommunication Services — 9.4%
545	Allbritton Communications Co. 8.00%, 05/15/2018 — 144A	540
3,200	Avaya, Inc. 9.75%, 11/01/2015	3,000
4,351	10.13%, 11/01/2015 Ω	4,069
3,955	Clearwire Communications LLC 12.00%, 12/01/2015 — 144A	3,940
965	Digicel, Ltd. 8.25%, 09/01/2017 — 144A	955
1,825	Intelsat Corp. 9.25%, 08/15/2014-06/15/2016	1,884
3,616	Intelsat Jackson Holdings SA 9.50%, 06/15/2016	3,797
5,550	11.25%, 06/15/2016	5,910
570	11.50%, 06/15/2016	604
335	Lamar Media Corp. 7.88%, 04/15/2018 — 144A	334
338	Muzak LLC 15.00%, 07/31/2014 Ω	289
1,365	Qwest Communications International, Inc. — Series B 7.50%, 02/15/2014	1,368
3,050	Sprint Capital Corp. 6.88%, 11/15/2028	2,532
4,165	6.90%, 05/01/2019	3,769
6,620	Telesat Canada 11.00%, 11/01/2015	7,149
3,375	12.50%, 11/01/2017	3,780
3,475	Virgin Media Finance PLC 9.13%, 08/15/2016	3,597
1,700	9.50%, 08/15/2016	1,796
3,625	West Corp. 9.50%, 10/15/2014	3,643
2,680	Wind Acquisition Finance SA 11.75%, 07/15/2017 — 144A	2,747
3,565	Windstream Corp. 7.88%, 11/01/2017	3,480
	Electric Utilities — 0.5%
1,520	Calpine Construction Finance Co., LP 8.00%, 06/01/2016 — 144A	1,554
1,550	Dynegy Holdings, Inc. 7.63%, 10/15/2026	953
485	8.38%, 05/01/2016	384
	Electronic Equipment & Instruments — 0.5%
1,050	NXP BV 7.88%, 10/15/2014	963
1,980	9.50%, 10/15/2015	1,658
	Energy Equipment & Services — 0.4%
2,885	El Paso Tennessee Pipeline Co. 7.25%, 12/15/2025	2,632
	Food Products — 2.4%
1,950	American Seafoods Group LLC 10.75%, 05/15/2016 — 144A	2,004
1,265	ASG Consolidated LLC 15.00%, 05/15/2017 — 144A § ±	1,142
1,380	C&S Group Enterprises LLC 8.38%, 05/01/2017 — 144A	1,339
66	Dole Food Co., Inc. 0.24%, 08/30/2010	66
1,449	13.88%, 03/15/2014	1,699
2,210	Michael Foods, Inc. 9.75%, 07/15/2018 — 144A	2,270

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	Food Products — (continued)
$1,540	Smithfield Foods, Inc. 7.75%, 07/01/2017	$1,471
955	10.00%, 07/15/2014 — 144A	1,058
4,230	U.S. Foodservice 10.75%, 06/30/2015 — 144A	4,208
	Health Care Equipment & Supplies — 3.3%
2,370	Accellent, Inc. 8.38%, 02/01/2017 — 144A	2,323
2,035	10.50%, 12/01/2013	2,004
200	Biomet, Inc. 10.00%, 10/15/2017	215
2,050	10.38%, 10/15/2017 Ω	2,204
7,065	11.63%, 10/15/2017	7,647
3,735	DJO Finance LLC 10.88%, 11/15/2014	3,922
220	Inverness Medical Innovations, Inc. 7.88%, 02/01/2016	215
2,270	9.00%, 05/15/2016	2,276
	Health Care Providers & Services — 4.1%
435	American Renal Holdings 8.38%, 05/15/2018 — 144A	431
280	Apria Healthcare Group, Inc. 12.38%, 11/01/2014 — 144A	299
2,210	Capella Healthcare, Inc. 9.25%, 07/01/2017 — 144A	2,232
2,200	HCA, Inc. 7.25%, 09/15/2020	2,211
4,470	9.25%, 11/15/2016	4,738
1,500	9.88%, 02/15/2017	1,613
3,485	Multiplan, Inc. 10.38%, 04/15/2016 — 144A	3,572
1,930	National Mentor Holdings, Inc. 11.25%, 07/01/2014	1,925
710	Radiation Therapy Services, Inc. 9.88%, 04/15/2017 — 144A	682
1,590	Res-Care, Inc. 7.75%, 10/15/2013	1,566
1,815	Rural/Metro Corp. 12.75%, 03/15/2016 *	1,913
3,205	U.S. Oncology, Inc. 9.13%, 08/15/2017	3,293
1,775	10.75%, 08/15/2014	1,819
	Hotels, Restaurants & Leisure — 6.0%
126	Eldorado Casino Shreveport 10.00%, 08/01/2012 Ə	111
5,645	Fontainebleau Las Vegas Holdings LLC 10.25%, 06/15/2015 — 144A Џ	21
1,495	Greektown Holdings LLC 10.75%, 12/01/2013 — 144A Џ	95
5,820	Harrah’s Operating Co., Inc. 5.63%, 06/01/2015	3,855
3,240	11.25%, 06/01/2017	3,409
2,250	12.75%, 04/15/2018 — 144A	2,149
2,060	Inn of the Mountain Gods Resort & Casino 12.00%, 11/15/2010 Џ	999
890	Majestic Holdco LLC 12.50%, 10/15/2011 — 144A Џ § ±	3
555	MGM Resorts International 9.00%, 03/15/2020 — 144A	570
1,175	10.38%, 05/15/2014	1,278
1,215	11.13%, 11/15/2017	1,340
2,340	Mohegan Tribal Gaming Authority 6.88%, 02/15/2015	1,661
2,225	7.13%, 08/15/2014	1,608
2,050	8.00%, 04/01/2012	1,789
1,385	11.50%, 11/01/2017 — 144A	1,371
2,220	MTR Gaming Group, Inc. — Series B 12.63%, 07/15/2014	2,226
2,065	NPC International, Inc. 9.50%, 05/01/2014	2,065
335	Peninsula Gaming LLC 8.38%, 08/15/2015	334
1,635	10.75%, 08/15/2017	1,627
710	Pinnacle Entertainment, Inc. 7.50%, 06/15/2015	666
1,005	Royal Caribbean Cruises, Ltd. 6.88%, 12/01/2013	977
1,655	7.00%, 06/15/2013	1,647
970	7.25%, 06/15/2016 — 03/15/2018	945
475	San Pasqual Casino 8.00%, 09/15/2013 — 144A § ±	451
405	Seminole Hard Rock Entertainment, Inc. 2.75%, 03/15/2014 — 144A *	345
2,435	Tunica-Biloxi Gaming Authority 9.00%, 11/15/2015 — 144A § ±	2,179
2,897	Waterford Gaming LLC 8.63%, 09/15/2014 — 144A Ə § ±	2,312
2,335	WMG Acquisition Corp. 9.50%, 06/15/2016	2,487
	Household Durables — 0.3%
535	Norcraft Cos., LP 10.50%, 12/15/2015 — 144A	551
939	Sealy Mattress Co. 10.88%, 04/15/2016 — 144A	1,038
	Household Products — 2.7%
3,590	Amscan Holdings, Inc. 8.75%, 05/01/2014	3,500
2,346	Diversey Holdings, Inc. 10.50%, 05/15/2020 — 144A	2,605
3,140	Libbey Glass, Inc. 10.00%, 02/15/2015 — 144A	3,250
3,445	Spectrum Brands Holdings, Inc. 9.50%, 06/15/2018 — 144A	3,553
3,770	Yankee Acquisition Corp. 9.75%, 02/15/2017	3,835
	Independent Power Producers & Energy Traders — 1.0%
955	AES Corp. 8.00%, 10/15/2017	965
77	8.75%, 05/15/2013 — 144A	78
835	Edison Mission Energy 7.00%, 05/15/2017	534
760	7.20%, 05/15/2019	467
995	NRG Energy, Inc. 7.38%, 02/01/2016	990
210	RRI Energy, Inc. 7.63%, 06/15/2014	207
3,235	7.88%, 06/15/2017	3,058

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	Insurance — 0.5%
$1,120	Alliant Holdings I, Inc. 11.00%, 05/01/2015 — 144A	$1,128
1,340	Hub International Holdings, Inc. 9.00%, 12/15/2014 — 144A	1,270
980	USI Holdings Corp. 4.31%, 11/15/2014 — 144A *	801
	Internet & Catalog Retail — 0.9%
2,565	Expedia, Inc. 8.50%, 07/01/2016	2,757
2,585	Ticketmaster Entertainment, Inc. 10.75%, 08/01/2016	2,786
	IT Services — 1.1%
7,160	SunGard Data Systems, Inc. 10.63%, 05/15/2015	7,652
	Life Sciences Tools & Services — 0.5%
2,155	Bio-Rad Laboratories, Inc. 8.00%, 09/15/2016	2,247
880	Patheon, Inc. 8.63%, 04/15/2017 — 144A	873
	Machinery — 1.6%
1,000	American Railcar Industries, Inc. 7.50%, 03/01/2014	970
2,760	Case New Holland, Inc. 7.88%, 12/01/2017 — 144A	2,781
850	Chart Industries, Inc. 9.13%, 10/15/2015	852
710	Commercial Vehicle Group, Inc. 8.00%, 07/01/2013	600
380	Manitowoc Co., Inc. 9.50%, 02/15/2018	380
1,735	Navistar International Corp. 8.25%, 11/01/2021	1,761
2,630	Terex Corp. 10.88%, 06/01/2016	2,834
	Media — 7.4%
1,305	Adelphia Communications Corp. 9.25%, 10/01/2049	16
1460	Adelphia Communications Corp. - (Escrow Certificates) 10.25%, 06/15/2049 — 11/01/2049	19
2,505	AMC Entertainment, Inc. 8.00%, 03/01/2014	2,411
535	8.75%, 06/01/2019	538
6,780	11.00%, 02/01/2016	7,119
1,945	Cablevision Systems Corp. 7.75%, 04/15/2018	1,945
550	8.63%, 09/15/2017 — 144A	561
2,384	Catalina Marketing Corp. 10.50%, 10/01/2015 — 144A Ω	2,461
2,063	11.63%, 10/01/2017 — 144A * § ±	2,171
550	CCO Holdings LLC 7.88%, 04/30/2018 — 144A	553
555	8.13%, 04/30/2020 — 144A	567
	Clear Channel Communications, Inc.
600	4.40%, 05/15/2011	570
7,425	6.25%, 03/15/2011	7,147
1,245	7.65%, 09/15/2010	1,239
1,270	Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/2017 — 144A	1,276
1,795	Interpublic Group of Cos., Inc. 10.00%, 07/15/2017	1,979
405	LBI Media, Inc. 11.00%, 10/15/2013 *	363
465	Live Nation Entertainment, Inc. 8.13%, 05/15/2018 — 144A	451
265	Local Insight Regatta Holdings, Inc. — Series B 11.00%, 12/01/2017	172
1,365	MediMedia USA, Inc. 11.38%, 11/15/2014 — 144A § ±	1,246
1,750	Nielsen Finance LLC 11.50%, 05/01/2016	1,912
1,825	11.63%, 02/01/2014	1,994
1,365	12.50%, 08/01/2016 *	1,300
605	Rainbow National Services LLC 10.38%, 09/01/2014 — 144A	630
1,390	Sirius XM Radio, Inc. 8.75%, 04/01/2015 — 144A	1,369
1,135	9.75%, 09/01/2015 — 144A	1,206
680	Sitel LLC 11.50%, 04/01/2018 — 144A	629
1,730	XM Satellite Radio, Inc. 11.25%, 06/15/2013 — 144A	1,847
2,740	13.00%, 08/01/2013 — 144A	2,993
	Metals & Mining — 1.7%
905	AK Steel Corp. 7.63%, 05/15/2020	878
1,500	FMG Finance Property, Ltd. 10.63%, 09/01/2016 — 144A	1,650
675	Novelis, Inc. 11.50%, 02/15/2015	705
1,630	Rain CII Carbon LLC 11.13%, 11/15/2015 — 144A	1,585
3,910	Teck Resources, Ltd. 10.75%, 05/15/2019	4,791
1,450	U.S. Steel Corp. 7.38%, 04/01/2020	1,434
	Multiline Retail — 2.1%
5,925	General Nutrition Centers, Inc. 5.75%, 03/15/2014 * Ω	5,436
4,520	10.75%, 03/15/2015	4,543
3,317	Neiman-Marcus Group, Inc. 9.00%, 10/15/2015 Ω	3,325
	Multi-Utilities — 0.5%
2,960	MDC Partners, Inc. 11.00%, 11/01/2016 — 144A	3,152
	Oil, Gas & Consumable Fuels — 7.8%
550	Antero Resources Finance Corp. 9.38%, 12/01/2017 — 144A	550
655	Arch Coal, Inc. 8.75%, 08/01/2016 — 144A	683
1,695	Berry Petroleum Co. 10.25%, 06/01/2014	1,822
340	Bill Barrett Corp. 9.88%, 07/15/2016	360
2,735	Cloud Peak Energy Resources LLC 8.25%, 12/15/2019 — 144A	2,721
2,080	Coffeyville Resources LLC 9.00%, 04/01/2015 — 144A	2,059
2,020	Compton Petroleum Finance Corp. 7.63%, 12/01/2013	1,616

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	Oil, Gas & Consumable Fuels — (continued)
$1,335	Consol Energy, Inc. 8.00%, 04/01/2017 — 144A	$1,378
1,120	8.25%, 04/01/2020 — 144A	1,168
230	Continental Resources, Inc. 7.38%, 10/01/2020 — 144A	226
	Denbury Resources, Inc.
1,200	7.50%, 12/15/2015	1,212
1,360	8.25%, 02/15/2020	1,421
3,875	9.75%, 03/01/2016	4,185
1,405	El Paso Corp. 9.63%, 05/15/2012	1,493
2,425	Expro Finance Luxembourg SCA 8.50%, 12/15/2016 — 144A	2,316
2,900	Forbes Energy Services LLC 11.00%, 02/15/2015	2,610
1,510	Holly Corp. 9.88%, 06/15/2017 — 144A	1,552
3,215	Murray Energy Corp. 10.25%, 10/15/2015 — 144A	3,199
1,075	Opti Canada, Inc. 7.88%, 12/15/2014	935
1,635	8.25%, 12/15/2014	1,422
565	Patriot Coal Corp. 8.25%, 04/30/2018	544
1,170	Petroleum Development Corp. 12.00%, 02/15/2018	1,208
1,040	Quicksilver Resources, Inc. 7.13%, 04/01/2016	959
2,415	11.75%, 01/01/2016	2,663
825	Rosetta Resources, Inc. 9.50%, 04/15/2018 — 144A	821
3,040	Sandridge Energy, Inc. 8.63%, 04/01/2015 Ω	2,953
1,145	8.75%, 01/15/2020 — 144A	1,088
290	SESI LLC 6.88%, 06/01/2014	283
5,970	United Refining Co. 10.50%, 08/15/2012	5,478
	Paper & Forest Products — 1.4%
445	Boise Paper Holdings LLC 8.00%, 04/01/2020 — 144A	444
1,535	9.00%, 11/01/2017 — 144A	1,581
1,540	Domtar Corp. 10.75%, 06/01/2017	1,848
425	Verso Paper Holdings LLC — Series B 4.09%, 08/01/2014 *	364
3,725	11.38%, 08/01/2016	3,176
1,555	Verso Paper Holdings LLC 9.13%, 08/01/2014	1,485
	Personal Products — 0.3%
2,150	Revlon Consumer Products Corp. 9.75%, 11/15/2015 — 144A	2,204
	Pharmaceuticals — 1.7%
2,205	Elan Corp. PLC 8.75%, 10/15/2016 — 144A	2,142
925	Elan Finance PLC 8.88%, 12/01/2013	927
280	Mylan, Inc. 7.63%, 07/15/2017 — 144A	286
5,125	Quintiles Transnational Corp. 9.50%, 12/30/2014 — 144A Ω	5,150
760	Valeant Pharmaceuticals International 7.63%, 03/15/2020 — 144A	897
1,230	8.38%, 06/15/2016	1,390
	Real Estate Management & Development — 0.2%
1,160	CB Richard Ellis Services, Inc. 11.63%, 06/15/2017	1,299
	Road & Rail — 1.2%
1,710	Greenbrier Cos., Inc. 8.38%, 05/15/2015	1,612
635	Hertz Corp. 10.50%, 01/01/2016	659
1,870	RSC Equipment Rental, Inc. 9.50%, 12/01/2014	1,858
2,645	10.00%, 07/15/2017 — 144A	2,837
430	10.25%, 11/15/2019 — 144A	434
	Semiconductors & Semiconductor Equipment — 0.9%
840	Advanced Micro Devices, Inc. 8.13%, 12/15/2017 — 144A	836
4,565	Amkor Technology, Inc. 9.25%, 06/01/2016	4,782
	Specialty Retail — 3.8%
2,265	Limited Brands, Inc. 8.50%, 06/15/2019	2,441
2,185	Michaels Stores, Inc. 0.00%, 11/01/2016 *	1,945
8,700	Sally Holdings LLC 10.50%, 11/15/2016	9,308
330	Sonic Automotive, Inc. 9.00%, 03/15/2018	335
780	Toys “R” US, Inc. 7.88%, 04/15/2013	784
8,415	Toys “R” US Property Co. I LLC 10.75%, 07/15/2017 — 144A	9,193
	Textiles, Apparel & Luxury Goods — 1.1%
65	Levi Strauss & Co. 8.88%, 04/01/2016	67
1,720	Oxford Industries, Inc. 11.38%, 07/15/2015	1,892
1,860	Perry Ellis International, Inc. — Series B 8.88%, 09/15/2013	1,883
325	Phillips-Van Heusen Corp. 7.38%, 05/15/2020	328
2,255	7.75%, 11/15/2023	2,462
	Trading Companies & Distributors — 0.3%
1,760	United Rentals North America, Inc. 10.88%, 06/15/2016	1,888
	Transportation Infrastructure — 1.0%
805	Kansas City Southern de Mexico SA de CV 7.38%, 06/01/2014	819
2,245	7.63%, 12/01/2013	2,290
100	9.38%, 05/01/2012	103
1,115	Overseas Shipholding Group, Inc. 8.13%, 03/30/2018	1,095
1,200	Swift Transportation Co., Inc. 12.50%, 05/15/2017 — 144A	1,134
905	Teekay Corp. 8.50%, 01/15/2020	900
	Wireless Telecommunication Services — 2.0%
4,712	Digicel Group, Ltd. 9.13%, 01/15/2015 — 144A Ω	4,624
1,030	Digicel, Ltd. 12.00%, 04/01/2014 — 144A	1,151

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Principal		Value

	Wireless Telecommunication Services — (continued)
$2,685	NII Capital Corp. 8.88%, 12/15/2019	$2,712
2,380	10.00%, 08/15/2016	2,505
985	SBA Telecommunications, Inc. 8.00%, 08/15/2016 — 144A	1,019
660	8.25%, 08/15/2019 — 144A	695

	Total Corporate Debt Securities (cost $558,498)	567,337

Shares

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Oil, Gas & Consumable Fuels — 0.2%
2,304	Chesapeake Energy Corp. 3.27%, 11/15/2010 — 144A ▲ Ž	180
18,815	Chesapeake Energy Corp. 5.25%, 9/15/2010 ▲ Ž	1,437
	Wireless Telecommunication Services — 0.2%
18,825	Crown Castle International Corp. 5.56% ▲	1,054

	Total Convertible Preferred Stocks (cost $2,971)	2,671

	COMMON STOCKS — 0.5%
	Airlines — 0.0% ¥
12,233	Delta Air Lines, Inc. ‡	144
	Commercial Services & Supplies — 0.3%
95,700	RathGibson, Inc. ‡ Ə § ±	1,497
	Construction Materials — 0.2%
1,803	Panolam Holdings Co. ‡ Ə § ±	1,053
	Energy Equipment & Services — 0.0% ¥
7,723	SemGroup Corp. — Class A ‡	203
	Hotels, Restaurants & Leisure — 0.0% ¥
889	Shreveport Gaming Holdings, Inc. Ə	16
	Independent Power Producers & Energy
	Traders — 0.0% ¥
550,000	Mirant Corp. ‡ Ə § ±	t
1,220,000	Mirant Corp. — (Escrow Certificates) ‡ Ə § ±	t
	Media — 0.0% ¥
6,995	Dex One Corp. ‡	133

	Total Common Stocks (cost $4,798)	3,046

	INVESTMENT COMPANY — 0.0% ¥
	Diversified Financial Services — 0.0% ¥
2,697,805	Adelphia Recovery Trust ‡	94
	Total Investment Company (cost $2,666)
	WARRANTS — 0.0% ¥
	United States — 0.0% ¥
8,130	SemGroup Corp. ‡ Ə Expiration: 11/30/2014 Exercise Price: $25.00	45
1,265	American Seafoods Group LLC ‡ § ± Expiration: 05/15/2018 Exercise Price: $0.00	95
13,112	Reader’s Digest Association, Inc. ‡ Ə § ± Expiration: 02/19/2014 Exercise Price: $0.00	t

	Total Warrants (cost $t)	140

Principal

	LOAN ASSIGNMENTS — 4.1%
	Aerospace & Defense — 1.0%
$328	Hawker Beechcraft Acquisition Co. LLC 2.29%, 03/26/2014 *	$265
5,521	2.34%, 03/26/2014 *	4,448
1,532	10.50%, 03/26/2014*	1,510
	Automobiles — 0.3%
1,690	Ford Motor Co. 3.33%, 12/16/2013 *	1,595
	Building Products — 0.3%
1,236	Panolam Industries International, Inc. 8.25%, 12/31/2013 Ə	1,136
843	12.00%, 06/30/2014*	791
	Diversified Financial Services — 0.5%
535	Ceva Sante Animale — Line of Credit 3.29%, 11/04/2013 *	461
2,114	Ceva Sante Animale 3.35%, 11/04/2013 *	1,826
1,440	Veyance Technologies, Inc., 2nd Lien 6.10%, 07/13/2015 *	1,108
	Diversified Telecommunication Services — 0.4%
2,332	Travelport LLC 10.50%, 08/23/2013*	2,336
	Electric Utilities — 0.6%
5,022	Texas Competitive Electric Holdings Co. LLC, B2 3.97%, 10/10/2014 *	3,701
	Hotels, Restaurants & Leisure — 0.6%
2,010	BLB Worldwide Holdings, 2nd Lien 0.00%, 07/18/2012 * Џ	60
860	Cannery Casino Resorts LLC, 2nd Lien 4.60%, 05/16/2014 *	682
1,221	Great Lakes Entertainment LLC 9.00%, 08/15/2012 *	1,179
3,260	Hit Entertainment, Inc., 2nd Lien 5.85%, 02/05/2013 *	2,078
	Pharmaceuticals — 0.4%
2,571	Rite Aid Corp., Tranche 4 9.50%, 06/10/2015 *	2,602

	Total Loan Assignments (cost $27,223)	25,778

	CONVERTIBLE BONDS — 1.3%
	Automobiles — 0.3%
1,785	Ford Motor Co. 4.25%, 11/15/2016	2,225
	Construction Materials — 0.0% ¥
190	Cemex SAB de CV 4.88%, 03/15/2015 — 144A	188
	Health Care Providers & Services — 0.2%
1,750	LifePoint Hospitals, Inc. 3.25%, 08/15/2025	1,638
	Life Sciences Tools & Services — 0.1%
555	Kendle International, Inc. 3.38%, 07/15/2012	511
	Media — 0.1%
510	Virgin Media, Inc. 6.50%, 11/15/2016	597
	Semiconductors & Semiconductor Equipment — 0.6%
3,315	Advanced Micro Devices, Inc. 6.00%, 05/01/2015	3,149

	Total Convertible Bonds (cost $6,868)	8,308

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Principal		Value

	REPURCHASE AGREEMENT — 1.0%
$6,149	State Street Bank & Trust Co. 0.00% ▲, dated 06/30/2010, to be repurchased at $6,149 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $6,272.	$6,149
	Total Repurchase Agreement (cost $6,149)

	Total Investment Securities (cost $613,653) #	614,258
	Other Assets and Liabilities — Net	16,775

	Net Assets	$631,033

NOTES TO SCHEDULE OF INVESTMENTS:

¥	Percentage rounds to less than 0.1%.

Ω	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

t	Value and/or principal is less than $1.

§	lliquid. These securities aggregated to $16,238, or 2.57%, of the portfolio’s net assets.

Џ	In default.

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $6,252, or 0.99% of the portfolio’s net assets.

▲	Rate shown reflects the yield at 06/30/2010.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $613,653. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $36,086 and $35,481, respectively. Net unrealized appreciation for tax purposes is $605.

Ž	The security has a perpetual maturity. The date shown is the next call date.

±	Restricted security. At 06/30/2010, the portfolio owned the following securities (representing 2.57% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value	Price*

ASG Consolidated LLC	05/07/2010	$1,265	$1,265	$1,142	$0.90
Catalina Marketing Corp.	11/17/2008	2,063	1,995	2,171	1.05
Chukchansi Economic Development Authority	11/14/2005	935	935	617	.66
Fontainebleau Resorts	06/01/2007	3,827	3,759	t	¥
Majestic Holdco LLC	05/03/2006	890	893	3	¥
MediMedia USA, Inc.	11/06/2006	1,365	1,414	1,246	0.91
Midwest Gaming Borrower LLC	04/09/2010	710	703	698	0.98
Reichhold Industries, Inc.	08/21/2006	2,320	2,315	2,042	0.88
San Pasqual Casino	09/29/2005	475	475	451	0.95
Tunica-Biloxi Gaming Authority	11/14/2005	2,435	2,489	2,179	.90
Viant Holdings, Inc.	06/27/2007	719	520	732	1.02
Waterford Gaming LLG	09/27/2007	2,897	2,897	2,312	.80

Description	Date of Acquisition	Shares	Cost	Value	Price*

American Seafoods Group LLC	05/07/2010	1,265	$0	$95	$75.00
Mirant Corp.	01/20/2006	1,770,000	t	t	¥
Panolam Holdings Co.	12/29/2009	1,803	3,080	1,053	583.76
RathGibson, Inc.	06/14/2010	95,700	891	1,497	15.64
Reader’s Digest Association, Inc.	05/18/2010	13,112	0	t	¥

*	Price not rounded to thousands.

t	Value and/or principal is less than $1.

¥	Price rounds to less than $0.01.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $218,252, or 34.59%, of the portfolio’s net assets.

Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$133	$—	$16	$149
Equities — Consumer Staples	—	95	—	95
Equities — Energy	1,820	45	—	1,865
Equities — Industrials	144	—	1,497	1,641
Equities — Materials	—	—	1,053	1,053
Equities — Telecommunication Services	1,054	—	—	1,054
Equities — Utilities	—	—	t	t
Fixed Income — Asset-Backed Security	—	735	—	735
Fixed Income — Consumer Discretionary	—	148,276	3,601	151,877
Fixed Income — Consumer Staples	—	34,204	—	34,204
Fixed Income — Energy	—	51,557	—	51,557
Fixed Income — Financials	—	59,852	82	59,934
Fixed Income — Health Care	—	66,241	—	66,241
Fixed Income — Industrials	—	70,377	1,137	71,514
Fixed Income — Information Technology	—	19,199	—	19,199
Fixed Income — Materials	—	40,199	—	40,199
Fixed Income — Telecommunication Services	—	90,655	—	90,655
Fixed Income — Utilities	—	16,043	—	16,043
Investment Company — Financials	—	94	—	94
Cash & Cash Equivalent — Repurchase Agreement	—	6,149	—	6,149

Total	$3,151	$603,721	$7,386	$614,258

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	06/30/2010

Fixed Income — Consumer Discretionary	$1,420	$(425)	$—	$11	$821	$1,775	$3,602
Fixed Income — Financials	—	212	—	—	(131)	—	81
Fixed Income — Industrials	—	1,092	—	—	45	—	1,137
Equities — Consumer Discretionary	16	—	—	—	—	—	16
Equities — Industrials	—	891	—	—	606	—	1,497
Equities — Utilities	t	—	—	—	—	—	t
Equities — Materials	991	—	—	—	62	—	1,053

Total	$2,427	$1,770	$—	$11	$1,403	$1,775	$7,386

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 2.3%
	U.S. Treasury Bond
$275	3.50%, 02/15/2039	$255
370	4.63%, 02/15/2040	416
223	U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	252
	U.S. Treasury Note
290	0.63%, 06/30/2012	290
41	1.75%, 04/15/2013	42
30	2.13%, 05/31/2015	31
320	2.50%, 04/30/2015- 06/30/2017	326
570	2.75%, 05/31/2017	581
470	3.13%, 01/31/2017- 04/30/2017	492
30	3.38%, 11/15/2019	31

	Total U.S. Government Obligations (cost $2,581)	2,716

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.0%
	Fannie Mae
1,528	5.00%, 05/25/2018- 06/01/2035 δ	1,644
167	5.00%, 02/01/2036	177
130	5.15% ▲, 10/09/2019 δ	80
1,450	5.50%, 01/25/2034- 04/01/2036 δ	1,554
366	6.00%, 03/25/2029- 08/01/2034 δ	403
26	6.00%, 07/01/2034	29
600	6.02%, 11/25/2010	609
130	6.25%, 05/15/2029 δ	161
14	6.50%, 07/01/2031- 10/01/2031 δ	16
52	7.00%, 01/01/2016- 12/01/2016 δ	57
120	7.13%, 01/15/2030 δ	163
17	7.50%, 09/01/2030- 06/01/2031 δ	20
	Fannie Mae, TBA
200	4.00%	202
1,050	4.50%	1,084
650	5.50%	696
200	6.00%	217
1,300	6.50%	1,423
	Farmer Mac Guaranteed Notes Trust 2007-1
350	5.13%, 04/19/2017 — 144A δ	383
	Freddie Mac
80	1.50%, 01/16/2013 δ	81
54	5.50%, 11/01/2035 δ	58
	Freddie Mac, TBA
900	5.00%	959
300	5.50%	322
100	6.00%	108
	Ginnie Mae
479	1.50%, 11/20/2059 *	493
100	4.50%, 03/15/2040	104
100	5.00%, 05/15/2040	107
2	7.00%, 01/15/2028	3
	Ginnie Mae, TBA
300	4.50%	312
1,200	5.00%	1,274
1,300	5.50%	1,401
700	6.00%	763
	Resolution Funding Corp. Interest Strip
250	07/15/2018 §	194
250	10/15/2018 §	192
60	Tennessee Valley Authority 5.25%, 09/15/2039	66
	Total U.S. Government Agency Obligations (cost $14,915)	15,355
	FOREIGN GOVERNMENT OBLIGATION — 0.2%
250	Japan Finance Corp. 2.88%, 02/02/2015	257
	Total Foreign Government Obligation (cost $249)
	MORTGAGE-BACKED SECURITIES — 6.4%
94	Adjustable Rate Mortgage Trust Series 2004-2, Class 7A2 0.77%, 02/25/2035 * δ	71
4	Series 2004-5, Class 7A2 1.01%, 04/25/2035 *	4
250	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A4 5.12%, 10/10/2045 * δ	265
1,186	Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A2 0.56%, 12/25/2046 *	277
666	Countrywide Alternative Loan Trust Series 2005-56, Class 4A1 0.66%, 11/25/2035 *	360
546	Countrywide Home Loan Mortgage Pass- Through Trust Series 2005-R3, Class AF 0.75%, 09/25/2035 — 144A * δ	439
300	GE Capital Commercial Mortgage Corp. Series 2007-C1, Class A4 5.54%, 12/10/2049	286
508	GMAC Mortgage Corp. Loan Trust Series 2005-AR1, Class 3A 3.60%, 03/18/2035 *	428
160	GS Mortgage Securities Corp. II Series 2001-1285, Class C 6.71%, 08/15/2018 — 144A	165
195	Impac CMB Trust Series 2004-6, Class 1A1 1.15%, 10/25/2034 *	146
430	IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1 6.15%, 09/25/2037 *	327
523	IndyMac Index Mortgage Loan Trust Series 2007-AR15, Class 2A1 5.54%, 08/25/2037 *	276
354	JPMorgan Mortgage Trust Series 2004-A3, Class 1A1 2.65%, 07/25/2034 *	339
225	Merrill Lynch Mortgage Investors, Inc. Series 2004-A3, Class 4A3 5.05%, 05/25/2034 *	228
1,300	Series 2005-A5, Class A3 2.75%, 06/25/2035 *	1,125
200	Merrill Lynch Mortgage Trust Series 2006-C1, Class A4 5.84%, 05/12/2039 *	214
150	MLCC Mortgage Investors, Inc. Series 2003-F, Class A1 0.67%, 10/25/2028 *	139
190	Morgan Stanley Capital I Series 2005-HQ6, Class A4A 4.99%, 08/13/2042	197

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	MORTGAGE-BACKED SECURITIES — (continued)
$135	Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 1A 0.80%, 07/25/2034 *	$114
509	Prime Mortgage Trust Series 2006-DR1, Class 1A1 5.50%, 05/25/2035 — 144A	495
226	Series 2006-DR1, Class 1A2 6.00%, 05/25/2035 — 144A	221
264	Structured Asset Mortgage Investments, Inc. Series 2003-AR4, Class A1 0.70%, 01/19/2034 *	215
406	WaMu Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1 0.64%, 10/25/2045 *	315
434	Series 2005-AR13, Class A1B3 0.71%, 10/25/2045 *	255
515	Series 2005-AR15, Class A1A2 0.63%, 11/25/2045 *	353
396	Series 2007-HY4, Class 4A1 5.49%, 09/25/2036 *	326

	Total Mortgage-Backed Securities (cost $9,942)	7,580

	ASSET-BACKED SECURITIES — 3.8%
197	Accredited Mortgage Loan Trust Series 2005-3, Class A1 0.59%, 09/25/2035 * δ	179
100	Avis Budget Rental Car Funding Aesop LLC Series 2010-3A, Class A 4.64%, 05/20/2016 — 144A δ	104
2,538	Bear Stearns Asset Backed Securities Trust Series 2007-SD1, Class 1A3A 6.50%, 10/25/2036 δ	1,789
393	Continental Airlines Pass-Through Trust Series 2007-1A, Class A 5.98%, 04/19/2022 δ	385
106	Countrywide Asset-Backed Certificates Series 2005-4, Class AF3 4.46%, 10/25/2035 *	103
277	Countrywide Home Equity Loan Trust Series 2005-G, Class 2A 0.46%, 12/15/2035 *	105
247	CVS Pass-Through Trust 6.94%, 01/10/2030 δ	272
300	Delta Air Lines, Inc. Series 2000-1, Class A-2 7.57%, 11/18/2010 δ	304
84	Series 2007-1, Class A 6.82%, 08/10/2022 δ	83
150	Education Funding Capital Trust I Series 2003-3, Class A7 2.43%, 12/15/2042 * δ	140
204	GSAMP Trust Series 2006-SD2, Class A1 0.46%, 05/25/2046 — 144A *	196
120	Hertz Corp. Series 2009-2A, Class A2 5.29%, 03/25/2016 — 144A	130
345	Lehman XS Trust Series 2005-5N, Class 1A1 0.65%, 11/25/2035 *	229
268	Series 2005-7N, Class 1A1B 0.65%, 12/25/2035 *	85
101	Series 2006-GP4, Class 3A1A 0.42%, 08/25/2046 *	99
170	Nelnet Student Loan Trust Series 2008-4, Class A4 1.80%, 04/25/2017 *	175
50	UAL Pass-Through Trust Series 2009-2A 9.75%, 01/15/2017	53

	Total Asset-Backed Securities (cost $5,589)	4,431

	MUNICIPAL GOVERNMENT OBLIGATIONS — 0.8%
50	Municipal Electrical Authority of Georgia Build America Bonds 6.64%, 04/01/2057	48
100	North Texas Higher Education Authority, Inc. 1.46%, 07/01/2030	99
60	State of California — Build America Bonds 7.30%, 10/01/2039 δ	63
757	Virginia Housing Development Authority Series 2006-C, Class CTFS 6.00%, 06/25/2034	760

	Total Municipal Government Obligations (cost $955)	970

	PREFERRED CORPORATE DEBT SECURITIES — 1.1%
	Capital Markets — 0.0% ∞
20	Goldman Sachs Capital II 5.79%, 06/01/2012 * Ž	15
200	Lehman Brothers Holdings Capital Trust VII 5.86%, 05/31/2012 Ž Џ	♦
	Commercial Banks — 0.6%
10	BAC Capital Trust XIV 5.63%, 03/15/2012 * Ž	7
75	Rabobank Nederland NV Series U 11.00%, 06/30/2019 — 144A * Ž	93
100	Royal Bank of Scotland Group PLC 7.64%, 09/29/2017 * Ž	57
200	Shinsei Finance Cayman, Ltd. 6.42%, 07/20/2016 — 144A * Ž	129
150	Wachovia Capital Trust III 5.80%, 03/15/2011 * Ž	119
130	Wells Fargo Capital X 5.95%, 12/15/2036	115
140	Wells Fargo Capital XV 9.75%, 09/26/2013 * Ž	150
	Diversified Financial Services — 0.5%
90	Credit Suisse 5.86%, 05/15/2017 * Ž δ	79
250	ILFC E-Capital Trust II 6.25%, 12/21/2065 — 144A *	160
170	MUFG Capital Finance 1, Ltd. 6.35%, 07/25/2016 * Ž	164
235	Resona Preferred Global Securities Cayman, Ltd. 7.19%, 07/30/2015 — 144A * Ž	217

	Total Preferred Corporate Debt Securities (cost $1,755)	1,305

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	CORPORATE DEBT SECURITIES — 13.2%
	Aerospace & Defense — 0.1%
$90	Boeing Co. 4.88%, 02/15/2020 δ	$99
	Automobiles — 0.4%
300	Daimler Finance North America LLC 5.88%, 03/15/2011	309
470	Motors Liquidation Co. 8.25%, 07/15/2023 Џ	142
	Beverages — 0.4%
120	Anheuser-Busch InBev Worldwide, Inc. 5.38%, 01/15/2020 δ	129
310	Diageo Capital PLC 4.83%, 07/15/2020 δ	329
	Biotechnology — 0.1%
120	FMC Finance III SA 6.88%, 07/15/2017	121
	Capital Markets — 0.8%
	BP Capital Markets PLC
30	3.13%, 03/10/2012 δ	28
100	5.25%, 11/07/2013 δ	92
	Goldman Sachs Group, Inc.
20	3.63%, 08/01/2012	20
10	4.75%, 07/15/2013	10
20	5.25%, 10/15/2013	21
60	5.38%, 03/15/2020	59
90	5.45%, 11/01/2012	95
120	Lehman Brothers Holdings E-Capital Trust I 3.59%, 08/19/2065 Џ	♦
100	Lehman Brothers Holdings, Inc. 5.25%, 02/06/2012 Џ	20
480	Lehman Brothers Holdings, Inc. — Series I 6.75%, 12/28/2017 Џ	♦
100	Morgan Stanley — Series F 0.75%, 10/18/2016 *	87
260	5.63%, 01/09/2012	271
260	UBS AG Stamford CT 3.88%, 01/15/2015	259
	Chemicals — 0.0% ∞
17	Westlake Chemical Corp. 6.63%, 01/15/2016	16
	Commercial Banks — 1.2%
120	Barclays Bank PLC 5.20%, 07/10/2014 δ	127
	Commonwealth Bank of Australia
80	3.75%, 10/15/2014 — 144A δ	82
30	5.00%, 10/15/2019 — 144A δ	31
180	Credit Agricole SA 8.38%, 10/13/2019 — 144A * Ž δ	170
	Glitnir Banki HF
160	6.33%, 07/28/2011 — 144A Џ §	42
380	6.69%, 06/15/2016 — 144A * Џ §	♦
140	Landsbanki Islands HF 6.10%, 08/25/2011 — 144A Џ §	16
	Lloyds TSB Bank PLC
120	4.38%, 01/12/2015 — 144A	116
100	5.80%, 01/13/2020 — 144A	94
	Nordea Bank AB
110	3.70%, 11/13/2014 — 144A	112
100	4.88%, 01/27/2020 — 144A	103
110	Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	112
260	Santander Issuances S.A Unipersonal 5.81%, 06/20/2016 — 144A *	251
100	Wachovia Corp. 5.25%, 08/01/2014	106
	Consumer Finance — 0.5%
190	American Express Co. 6.80%, 09/01/2066 * δ	181
	SLM Corp.
235	5.00%, 10/01/2013 — 04/15/2015	224
60	5.05%, 11/14/2014	54
45	5.63%, 08/01/2033	33
120	8.00%, 03/25/2020	105
	Containers & Packaging — 0.0% ∞
50	Ball Corp. 6.75%, 09/15/2020	51
	Diversified Consumer Services — 0.0% ∞
35	Service Corp. International 7.50%, 04/01/2027	31
	Diversified Financial Services — 3.1%
150	Ally Financial, Inc. 1.75%, 10/30/2012	153
40	ASIF Global Financing XIX 4.90%, 01/17/2013 — 144A δ	39
	Bank of America Corp.
190	4.50%, 04/01/2015 δ	192
30	5.42%, 03/15/2017 δ	30
200	5.63%, 07/01/2020 δ	202
80	7.40%, 01/15/2011	82
50	Boeing Capital Corp. 4.70%, 10/27/2019 δ	54
210	Caterpillar Financial Services Corp. — Series F 6.20%, 09/30/2013 δ	238
	Citigroup, Inc.
330	5.00%, 09/15/2014 δ	330
40	5.50%, 10/15/2014 δ	41
120	6.00%, 12/13/2013 δ	126
130	6.01%, 01/15/2015 δ	136
50	6.38%, 08/12/2014 δ	53
300	6.88%, 03/05/2038 δ	315
90	General Electric Capital Corp. 6.00%, 08/07/2019	97
350	General Electric Capital Corp. — Series A 6.88%, 01/10/2039	387
200	JPMorgan Chase & Co. 5.13%, 09/15/2014	213
40	5.15%, 10/01/2015	43
220	6.13%, 06/27/2017	241
130	Kaupthing Bank Hf 7.13%, 05/19/2016 — 144A Џ §	♦
710	Kaupthing Bank Hf — Series I 7.63%, 02/28/2015 — 144A Џ §	170
300	Merna Reinsurance, Ltd. — Series B 2.04%, 07/07/2010 — 144A *	300
100	Reynolds Group Issuer, Inc. 7.75%, 10/15/2016 — 144A	98
110	TNK-BP Finance SA 7.50%, 07/18/2016 — 144A	114

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)

Principal		Value

	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.
$190	5.10%, 09/15/2014	$211
60	5.50%, 02/01/2018 δ	66
20	6.55%, 02/15/2039 δ	22
80	Deutsche Telekom International Finance BV 5.75%, 03/23/2016 δ	88
50	Intelsat Jackson Holdings SA 8.50%, 11/01/2019 — 144A	51
60	Sprint Capital Corp. 8.75%, 03/15/2032	57
130	Telecom Italia Capital SA 5.25%, 10/01/2015	131
90	Telefonica Emisiones SAU 5.13%, 04/27/2020	90
10	Verizon Communications, Inc. 8.95%, 03/01/2039	14
50	Verizon Global Funding Corp. 7.38%, 09/01/2012	56
300	Verizon New York, Inc. — Series A 6.88%, 04/01/2012	325
140	Windstream Corp. 8.63%, 08/01/2016	141
	Electric Utilities — 0.5%
10	Dynegy Holdings, Inc. 7.75%, 06/01/2019	7
449	Energy Future Holdings Corp. 11.25%, 11/01/2017 Ώ	292
5	Exelon Corp. 5.63%, 06/15/2035 δ	5
7	FirstEnergy Corp. — Series B 6.45%, 11/15/2011	7
175	FirstEnergy Corp. — Series C 7.38%, 11/15/2031	185
	Pacific Gas & Electric Co.
60	5.80%, 03/01/2037	65
20	6.05%, 03/01/2034	22
40	8.25%, 10/15/2018	51
	Energy Equipment & Services — 0.3%
	Cie Generale de Geophysique-Veritas
80	7.50%, 05/15/2015	76
40	7.75%, 05/15/2017	38
105	Complete Production Services, Inc. 8.00%, 12/15/2016	103
110	Enterprise Products Operating LLC 9.75%, 01/31/2014 δ	132
25	Pride International, Inc. 7.38%, 07/15/2014	25
	Food Products — 0.2%
93	Delhaize America, Inc. 9.00%, 04/15/2031 δ	127
140	Kraft Foods, Inc. 5.38%, 02/10/2020	150
	Health Care Equipment & Supplies — 0.0% ∞
40	Medtronic, Inc. 4.45%, 03/15/2020	43
58	DaVita, Inc. 6.63%, 03/15/2013	57
	HCA, Inc.
6	6.30%, 10/01/2012	6
20	9.13%, 11/15/2014	21
50	Humana, Inc. 7.20%, 06/15/2018	56
	Tenet Healthcare Corp.
45	9.00%, 05/01/2015 — 144A	48
45	10.00%, 05/01/2018 — 144A	50
20	WellPoint, Inc. 5.88%, 06/15/2017	22
	Hotels, Restaurants & Leisure — 0.1%
	Boyd Gaming Corp.
25	6.75%, 04/15/2014	22
80	7.13%, 02/01/2016	65
30	Inn of the Mountain Gods Resort & Casino 12.00%, 11/15/2010 Џ §	15
	MGM Resorts International
5	6.63%, 07/15/2015	4
10	7.63%, 01/15/2017	8
15	Mohegan Tribal Gaming Authority 6.13%, 02/15/2013	12
	Station Casinos, Inc.
10	6.88%, 03/01/2016 Џ §	♦
90	7.75%, 08/15/2016 Џ §	6
	Independent Power Producers & Energy Traders — 0.1%
80	AES Corp. 7.75%, 10/15/2015	81
70	Edison Mission Energy 7.00%, 05/15/2017	45
10	NRG Energy, Inc. 7.38%, 01/15/2017	10
	Insurance — 0.5%
40	American International Group, Inc. 5.85%, 01/16/2018 δ	36
100	Berkshire Hathaway, Inc. 3.20%, 02/11/2015 δ	103
130	MetLife, Inc. 6.40%, 12/15/2036	114
80	Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039 — 144A	93
250	Travelers Cos., Inc. 6.25%, 03/15/2037 *	235
	Media — 0.6%
10	Cengage Learning Acquisitions, Inc. 10.50%, 01/15/2015 — 144A	9
150	Comcast Cable Communications LLC 8.88%, 05/01/2017 δ	188
20	Comcast Corp. 5.88%, 02/15/2018 δ	22
5	CSC Holdings LLC 8.63%, 02/15/2019	5
	DISH DBS Corp.
30	7.00%, 10/01/2013	31
25	7.75%, 05/31/2015	26
10	News America, Inc. 6.65%, 11/15/2037	11
80	Reed Elsevier Capital, Inc. 8.63%, 01/15/2019	102

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Principal		Value

	Media — (continued)
$30	Sun Media Corp. 7.63%, 02/15/2013	$30
	Time Warner Cable, Inc.
130	8.25%, 04/01/2019	160
10	8.75%, 02/14/2019	13
80	Time Warner Entertainment Co., LP 8.38%, 07/15/2033	99
	Metals & Mining — 0.5%
10	Alcoa, Inc. 6.00%, 07/15/2013 δ	11
190	Freeport-McMoRan Copper & Gold, Inc. 8.38%, 04/01/2017	209
150	Rio Tinto Finance USA, Ltd. 6.50%, 07/15/2018	171
65	Steel Dynamics, Inc. 6.75%, 04/01/2015	65
101	Vale Overseas, Ltd. 6.88%, 11/21/2036	105
	Multiline Retail — 0.0% ∞
20	JC Penney Corp., Inc. 7.40%, 04/01/2037	20
	Multi-Utilities — 0.1%
80	Dominion Resources, Inc. — Series D 8.88%, 01/15/2019 δ	106
	Oil, Gas & Consumable Fuels — 1.7%
150	Apache Corp. 6.00%, 09/15/2013 δ	168
	Chesapeake Energy Corp.
20	6.25%, 01/15/2018	20
5	6.38%, 06/15/2015	5
25	6.50%, 08/15/2017	25
5	7.25%, 12/15/2018	5
80	ConocoPhillips 6.50%, 02/01/2039 δ	97
40	ConocoPhillips Holding Co. 6.95%, 04/15/2029 δ	49
40	Consol Energy, Inc. 8.25%, 04/01/2020 — 144A	42
86	El Paso Corp. 7.80%, 08/01/2031	85
70	El Paso Natural Gas Co. 8.38%, 06/15/2032 δ	82
	Hess Corp.
20	7.30%, 08/15/2031 δ	24
20	7.88%, 10/01/2029 δ	25
90	8.13%, 02/15/2019	112
	Kerr-McGee Corp.
90	6.95%, 07/01/2024	82
20	7.88%, 09/15/2031	18
	Kinder Morgan Energy Partners, LP
50	5.85%, 09/15/2012	54
190	6.75%, 03/15/2011	196
150	Occidental Petroleum Corp. 7.00%, 11/01/2013	174
10	Opti Canada, Inc. 7.88%, 12/15/2014	9
147	Pemex Project Funding Master Trust 6.63%, 06/15/2035	151
	Petrobras International Finance Co.
42	5.75%, 01/20/2020	42
50	6.13%, 10/06/2016	53
60	Sandridge Energy, Inc. 8.75%, 01/15/2020 — 144A	57
	Shell International Finance BV
10	4.38%, 03/25/2020	10
80	6.38%, 12/15/2038	96
15	Williams Cos., Inc. 8.75%, 03/15/2032	18
71	Williams Cos., Inc. — Series A 7.50%, 01/15/2031	76
	XTO Energy, Inc.
40	6.50%, 12/15/2018	49
190	7.50%, 04/15/2012	211
	Pharmaceuticals — 0.1%
110	Wyeth 5.95%, 04/01/2037	125
	Real Estate Management & Development — 0.2%
230	Realogy Corp. 10.50%, 04/15/2014	195
	Semiconductors & Semiconductor Equipment — 0.0% ∞
1	MagnaChip Semiconductor SA 0.03%, 12/15/2011 Ә	1
10	National Semiconductor Corp. 6.60%, 06/15/2017	11
	Tobacco — 0.2%
70	Altria Group, Inc. 8.50%, 11/10/2013 δ	82
100	Reynolds American, Inc. 6.75%, 06/15/2017	108
	Wireless Telecommunication Services — 0.1%
50	America Movil SAB de CV 5.63%, 11/15/2017 δ	54
	Rogers Communications, Inc.
40	6.38%, 03/01/2014	45
35	6.75%, 03/15/2015	41
20	6.80%, 08/15/2018	24

	Total Corporate Debt Securities (cost $17,285)	15,595

Shares

	COMMON STOCKS — 56.6%
	Aerospace & Defense — 1.7%
4,451	Boeing Co.	$279
9,475	Honeywell International, Inc.	370
1,298	Lockheed Martin Corp.	97
8,999	Northrop Grumman Corp.	490
11,637	United Technologies Corp.	756
	Air Freight & Logistics — 1.0%
4,201	FedEx Corp.	295
15,132	United Parcel Service, Inc. — Class B	860
	Auto Components — 0.3%
1,059	Autoliv, Inc. ‡	51
13,426	Johnson Controls, Inc.	360
	Automobiles — 0.1%
15,881	Ford Motor Co. ‡	160
	Beverages — 1.2%
13,431	Coca-Cola Co.	674
2,489	Dr. Pepper Snapple Group, Inc.	93
871	Hansen Natural Corp. ‡	34
9,291	PepsiCo, Inc.	566

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Biotechnology — 1.3%
14,094	Amgen, Inc. ‡	$740
3,174	Biogen Idec, Inc. ‡	151
3,060	Celgene Corp. ‡	156
1,353	Genzyme Corp. ‡	69
12,087	Gilead Sciences, Inc. ‡	414
	Building Products — 0.1%
1,711	Armstrong World Industries, Inc. ‡	51
2,855	Masco Corp.	31
	Capital Markets — 0.8%
21,000	Bank of New York Mellon Corp.	518
2,933	Federated Investors, Inc. — Class B	61
2,391	Franklin Resources, Inc.	206
4,227	T. Rowe Price Group, Inc.	188
	Chemicals — 0.8%
732	Ashland, Inc.	34
9,978	Dow Chemical Co.	237
7,035	E.I. du Pont de Nemours & Co.	243
4,335	Eastman Chemical Co.	231
9,864	Huntsman Corp.	86
1,465	Monsanto Co.	68
	Commercial Banks — 1.7%
7,999	BB&T Corp.	210
2,391	PNC Financial Services Group, Inc.	135
26,376	U.S. Bancorp	590
44,072	Wells Fargo & Co.	1,128
	Commercial Services & Supplies — 0.1%
7,890	RR Donnelley & Sons Co.	129
	Communications Equipment — 1.2%
52,843	Cisco Systems, Inc. ‡	1,126
22,651	Motorola, Inc. ‡	148
3,235	QUALCOMM, Inc.	106
5,877	Tellabs, Inc.	38
	Computers & Peripherals — 3.0%
2,916	Apple, Inc. ‡	734
23,387	Dell, Inc. ‡	282
14,828	EMC Corp. ‡	271
11,103	Hewlett-Packard Co.	482
6,102	International Business Machines Corp.	754
3,678	Lexmark International, Inc. — Class A ‡	121
1,755	NCR Corp. ‡	21
1,744	SanDisk Corp. ‡	73
27,005	Seagate Technology ‡	352
1,241	Teradata Corp. ‡	38
11,371	Western Digital Corp. ‡	343
	Consumer Finance — 0.4%
11,329	Capital One Financial Corp.	457
	Diversified Consumer Services — 0.1%
1,508	Apollo Group, Inc. — Class A ‡	64
	Diversified Financial Services — 2.8%
89,388	Bank of America Corp.	1,285
104,814	Citigroup, Inc. ‡	394
625	CME Group, Inc. — Class A	176
35,237	JPMorgan Chase & Co.	1,289
5,065	SEI Investments Co.	103
	Diversified Telecommunication Services — 1.5%
55,217	AT&T, Inc. δ	1,335
16,736	Verizon Communications, Inc.	469
	Electric Utilities — 1.2%
45,442	Duke Energy Corp.	728
13,968	Exelon Corp.	530
2,329	PPL Corp.	58
	Electrical Equipment — 0.4%
8,784	Emerson Electric Co.	384
1,879	Rockwell Automation, Inc.	92
	Electronic Equipment & Instruments — 0.5%
2,817	Arrow Electronics, Inc. ‡	63
12,538	Flextronics International, Ltd. ‡	70
13,531	Ingram Micro, Inc. — Class A ‡	206
647	Tech Data Corp. ‡	23
9,665	Tyco Electronics, Ltd.	245
3,917	Vishay Intertechnology, Inc. ‡	30
	Energy Equipment & Services — 0.8%
3,804	Exterran Holdings, Inc. ‡	98
7,655	Halliburton Co.	188
3,292	National Oilwell Varco, Inc.	109
9,784	Schlumberger, Ltd.	541
64	SemGroup Corp. — Class A ‡	2
	Food & Staples Retailing — 1.1%
953	Costco Wholesale Corp.	52
7,917	CVS Caremark Corp.	232
4,119	SUPERVALU, Inc.	45
7,127	Walgreen Co.	190
15,260	Wal-Mart Stores, Inc.	734
	Food Products — 1.0%
17,414	Archer-Daniels-Midland Co.	450
7,049	ConAgra Foods, Inc.	164
1,856	Hormel Foods Corp.	75
3,104	Kraft Foods, Inc. — Class A	87
3,366	Smithfield Foods, Inc. ‡	50
19,474	Tyson Foods, Inc. — Class A	319
	Gas Utilities — 0.0% ∞
755	Energen Corp.	33
	Health Care Equipment & Supplies — 0.8%
39,394	Boston Scientific Corp. ‡	228
8,929	CareFusion Corp. ‡	203
5,127	Medtronic, Inc.	186
5,362	Stryker Corp.	268
1,273	Zimmer Holdings, Inc. ‡	69
	Health Care Providers & Services — 1.2%
10,706	Cardinal Health, Inc.	360
7,598	Coventry Health Care, Inc. ‡	134
858	Humana, Inc. ‡	39
2,023	McKesson Corp.	136
1,702	Medco Health Solutions, Inc. ‡	94
10,333	UnitedHealth Group, Inc.	293
7,459	WellPoint, Inc. ‡	365
	Hotels, Restaurants & Leisure — 0.7%
8,803	Carnival Corp.	266
1,053	Darden Restaurants, Inc.	41
5,419	Marriott International, Inc. — Class A	162
13,768	Starbucks Corp.	335
953	Wynn Resorts, Ltd.	73

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Household Durables — 0.3%
1,620	Harman International Industries, Inc. ‡	$48
1,433	Leggett & Platt, Inc.	29
2,592	Mohawk Industries, Inc. ‡	119
1,670	Whirlpool Corp.	146
	Household Products — 1.5%
31,770	Procter & Gamble Co.	1,905
	Independent Power Producers & Energy
	Traders — 0.2%
6,882	Constellation Energy Group, Inc.	222
4,890	Mirant Corp. ‡	52
	Industrial Conglomerates — 1.3%
4,190	3M Co.	331
76,466	General Electric Co.	1,103
2,675	Textron, Inc.	45
	Insurance — 2.0%
2,498	Aflac, Inc.	107
5,996	Berkshire Hathaway, Inc. — Class B ‡	477
2,649	Chubb Corp.	132
883	Cincinnati Financial Corp.	23
2,785	Genworth Financial, Inc. — Class A ‡	36
3,123	Lincoln National Corp.	76
991	Loews Corp.	33
1,199	Mercury General Corp.	50
10,333	MetLife, Inc.	390
1,097	Principal Financial Group, Inc.	26
1,472	Protective Life Corp.	31
4,483	Prudential Financial, Inc.	241
6,519	Travelers Cos., Inc.	321
16,800	Unum Group	365
181	White Mountains Insurance Group, Ltd.	59
	Internet & Catalog Retail — 0.4%
4,123	Amazon.com, Inc. ‡	451
4,322	Liberty Media Corp. — Interactive ‡	45
	Internet Software & Services — 0.9%
5,561	eBay, Inc. ‡	109
2,161	Google, Inc. — Class A ‡	961
1,157	VeriSign, Inc. ‡	31
	IT Services — 0.6%
16,483	Accenture PLC — Class A	637
1,971	Computer Sciences Corp.	89
	Machinery — 1.0%
2,930	Caterpillar, Inc.	176
2,507	Cummins, Inc.	163
2,272	Eaton Corp.	149
2,960	Illinois Tool Works, Inc.	122
3,708	Oshkosh Corp. ‡	116
4,011	PACCAR, Inc.	160
2,350	Parker Hannifin Corp.	130
3,726	Toro Co.	183
	Media — 2.4%
34,364	Comcast Corp. — Class A	596
10,128	Comcast Corp. — Special Class A	166
3,005	DIRECTV — Class A ‡	102
14,800	DISH Network Corp. — Class A	269
33,744	News Corp. — Class A	404
3,876	News Corp. — Class B	54
615	Scripps Networks Interactive, Inc. — Class A	25
917	Time Warner Cable, Inc.	48
20,337	Time Warner, Inc.	587
14,083	Walt Disney Co.	444
	Metals & Mining — 0.7%
8,028	Alcoa, Inc.	81
6,788	Freeport-McMoRan Copper & Gold, Inc.	401
5,239	Newmont Mining Corp.	323
1,963	Reliance Steel & Aluminum Co.	71
1,602	Schnitzer Steel Industries, Inc. — Class A	63
	Multiline Retail — 0.4%
5,929	Big Lots, Inc. ‡	190
4,868	JC Penney Co., Inc.	105
4,743	Nordstrom, Inc.	153
	Multi-Utilities — 0.4%
4,703	Dominion Resources, Inc.	182
813	DTE Energy Co.	37
2,307	Integrys Energy Group, Inc.	101
2,512	MDU Resources Group, Inc.	45
5,832	NiSource, Inc.	85
1,727	TECO Energy, Inc.	26
	Oil, Gas & Consumable Fuels — 5.6%
748	Apache Corp.	63
6,676	Chesapeake Energy Corp.	140
19,735	Chevron Corp.	1,339
3,519	Cimarex Energy Co.	252
20,263	ConocoPhillips	995
7,189	Devon Energy Corp.	438
40,930	Exxon Mobil Corp.	2,336
8,642	Hess Corp.	435
1,135	Occidental Petroleum Corp.	88
1,124	Sunoco, Inc.	39
7,401	Tesoro Corp.	86
20,629	Valero Energy Corp.	371
	Paper & Forest Products — 0.4%
1,253	Domtar Corp.	62
16,354	International Paper Co.	370
	Personal Products — 0.0% ∞
1,110	NBTY, Inc. ‡	38
	Pharmaceuticals — 3.7%
2,542	Abbott Laboratories	119
8,929	Bristol-Myers Squibb Co.	223
30,836	Eli Lilly & Co.	1,033
6,601	Forest Laboratories, Inc. ‡	181
19,808	Johnson & Johnson	1,170
7,045	King Pharmaceuticals, Inc. ‡	53
11,032	Merck & Co., Inc.	386
84,936	Pfizer, Inc.	1,212
	Professional Services — 0.1%
3,717	Manpower, Inc.	161
	Real Estate Investment Trusts — 1.4%
2,117	AvalonBay Communities, Inc.	198
2,483	Plum Creek Timber Co., Inc.	86
2,982	Public Storage	262
5,052	Rayonier, Inc.	222
10,857	Simon Property Group, Inc.	877

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Semiconductors & Semiconductor
	Equipment — 1.7%
4,254	Advanced Micro Devices, Inc. ‡	$31
3,406	Fairchild Semiconductor International, Inc. — Class A ‡	29
12,472	Integrated Device Technology, Inc. ‡	62
63,803	Intel Corp.	1,240
18,845	LSI Corp. ‡	87
14,852	Micron Technology, Inc. ‡	126
2,378	NVIDIA Corp. ‡	24
17,172	Texas Instruments, Inc.	400
	Software — 2.9%
22,175	Activision Blizzard, Inc.	233
4,096	Adobe Systems, Inc. ‡	108
2,825	Amdocs, Ltd. ‡	76
76,126	Microsoft Corp.	1,751
36,603	Oracle Corp.	786
22,667	Symantec Corp. ‡	315
	Specialty Retail — 1.0%
6,863	AutoNation, Inc. ‡	134
2,630	Best Buy Co., Inc.	89
1,346	Carmax, Inc. ‡	27
3,987	Gap, Inc.	78
3,975	Guess?, Inc.	124
10,160	Limited Brands, Inc.	224
6,198	Office Depot, Inc. ‡	25
2,205	Penske Automotive Group, Inc. ‡	25
8,250	Ross Stores, Inc.	439
2,820	Williams-Sonoma, Inc.	70
	Textiles, Apparel & Luxury Goods — 0.1%
991	Fossil, Inc. ‡	34
1,956	Nike, Inc. — Class B	133
	Thrifts & Mortgage Finance — 0.1%
8,051	Hudson City Bancorp, Inc.	99
	Tobacco — 1.5%
10,248	Altria Group, Inc.	205
14,690	Lorillard, Inc.	1,057
11,531	Philip Morris International, Inc.	529
	Trading Companies & Distributors — 0.0% ∞
781	Fastenal Co.	39
	Wireless Telecommunication Services — 0.2%
44,286	Sprint Nextel Corp. ‡	188
1,579	Telephone & Data Systems, Inc.	48

	Total Common Stocks (cost $71,613)	66,789

	PREFERRED STOCKS — 0.1%
	Diversified Financial Services — 0.1%
	Citigroup Capital XII
2,850	2.43% ▲ *	71
	U.S. Government Agency Obligation — 0.0% ∞
600	Fannie Mae 7.00%	♦
10,800	Fannie Mae 8.25% *	4
14,925	Freddie Mac 8.38% *	5

	Total Preferred Stocks (cost $746)	80

Principal

	SHORT-TERM U.S. GOVERNMENT OBLIGATION — 2.5%
$3,000	U.S. Treasury Bill 0.23%, 08/26/2010	2,999
	Total Short-Term U.S. Government Obligation (cost $2,999)

Shares

	WARRANT — 0.0% ∞
	SemGroup Corp. ‡ Ә
	Expiration: 11/30/2014
68	Exercise Price: $25.00	♦
	Total Warrant (cost $♦)

Notional
Amount

	PURCHASED OPTIONS — 0.0% ∞
	Call Options — 0.0% ∞
$3	10-Year U.S. Treasury Note Call Strike $119.50 Expires 08/27/2010	10
4	10-Year U.S. Treasury Note
	Call Strike $121.50
	Expires 08/27/2010	8

	Total Purchased Options (cost $9)	18

Principal

	REPURCHASE AGREEMENT — 6.2%
$7,337	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $7,337 on 07/01/2010. Collateralized by a U.S. Government Obligations, 1.00%, due 04/30/2012, and with a total value of $7,493.	7,337
	Total Repurchase Agreement (cost $7,337)

	Total Investment Securities (cost $135,975) #	125,432
	Other Assets and Liabilities — Net	(7,296)

	Net Assets	$118,136

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)

	Notional
	Amount	Value

WRITTEN-OPTIONS - 0.0% ∞
Put Options - 0.0% ∞
10-Year U.S. Treasury Note Put Strike $115.00 Expires 08/27/2010	$(4)	$	♦
Call Options - 0.0% ∞
10-Year U.S. Treasury Note Call Strike $123.50 Expires 08/27/2010	(2)		(2)
10-Year U.S. Treasury Note Call Strike $121.00 Expires 08/27/2010	(4)		(9)
Euro Call Strike $99.25 Expires 09/13/2010	(28)		(5)

Total Written Options (Premiums: $12)			$(16)

FUTURES CONTRACTS: (a)

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	35	09/21/2010	$93
30-Year U.S. Treasury Bond	Long	2	09/21/2010	7
5-Year U.S. Treasury Note	Short	(48)	09/30/2010	(69)
90-Day Euro	Long	12	09/13/2010	5
S&P 500 E Mini Index	Long	13	09/17/2010	(54)
Ultra Long U.S. Treasury Bond	Long	23	09/21/2010	82

				$64

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
		Settlement	U.S. Dollars	Appreciation
Currency	Bought (Sold)	Date	Bought (Sold)	(Depreciation)

Euro	113	08/17/2010	$144	($5)
Euro	(97)	08/17/2010	(123)	5
Euro	102	08/17/2010	125	♦
Euro	94	08/17/2010	120	(5)
Euro	(102)	08/17/2010	(132)	8
Euro	(110)	08/17/2010	(135)	♦

				$3

NOTES TO SCHEDULE OF INVESTMENTS:
δ	All or a portion of this security is segregated with the broker to cover margin requirements for open futures contracts. The value of these securities at 06/30/2010 is $14,107.

§	Illiquid. At 06/30/2010, illiquid investment securities aggregated $635, or 0.54% of the portfolio’s net assets.

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

♦	Amount rounds to less than $1.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a market value of $1, or less than 0.01% of the portfolio’s net assets.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2010.

┌	Contract amounts are not in thousands.

(a)	Cash, in the amount of $330, has been pledged as collateral with the broker to cover open futures contracts.

#	Aggregate cost for federal income tax purposes is $135,975. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,635 and $16,178, respectively. Net unrealized depreciation for tax purposes is $10,543.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $4,820, or 4.08%, of the portfolio’s net assets.

STRIP	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced
Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$6,895	$—	$—	$6,895
Equities — Consumer Staples	7,499	—	—	7,499
Equities — Energy	7,520	♦	—	7,520
Equities — Financials	10,922	—	—	10,922
Equities — Health Care	8,282	—	—	8,282
Equities — Industrials	6,712	—	—	6,712
Equities — Information Technology	12,620	—	1	12,621
Equities — Materials	2,270	—	—	2,270
Equities — Telecommunication Services	2,040	—	—	2,040
Equities — U.S. Government Agency Obligation	9	—	—	9
Equities — Utilities	2,099	—	—	2,099
Fixed Income — Asset-Backed Security	—	4,431	—	4,431
Fixed Income — Consumer Discretionary	—	1,319	—	1,319
Fixed Income — Consumer Staples	—	925	—	925
Fixed Income — Energy	—	2,409	—	2,409
Fixed Income — Financials	—	8,656	♦	8,656
Fixed Income — Foreign Government Obligation	—	257	—	257
Fixed Income — Health Care	—	549	—	549
Fixed Income — Industrials	—	99	—	99
Fixed Income — Information Technology	—	12	—	12
Fixed Income — Materials	—	628	—	628
Fixed Income — Mortgage-Backed Security	—	7,580	—	7,580
Fixed Income — Municipal Government Obligation	—	970	—	970
Fixed Income — Short-Term U.S. Government Obligation	—	2,999	—	2,999
Fixed Income — Telecommunication Services	—	1,427	—	1,427
Fixed Income — U.S. Government Agency Obligation	—	15,355	—	15,355
Fixed Income — U.S. Government Obligation	—	2,716	—	2,716
Fixed Income — Utilities	—	876	—	876
Purchased Options	—	18	—	18
Cash & Cash Equivalent — Repurchase Agreement	—	7,337	—	7,337

Total	$66,868	$58,563	$1	$125,432

Other Financial Instruments*

Futures Contracts — Appreciation	$—	$187	$—	$187
Futures Contracts — Depreciation	—	(123)	—	(123)
Forward Foreign Currency Contracts — Appreciation	—	13	—	13
Forward Foreign Currency Contracts — Depreciation	—	(10)	—	(10)

Total	$—	$67	$—	$67

Other Financial Instruments

Written Option	$—	($16)	$—	($16)

Level 3 Rollforward — Investment Securities

	Beginning	Net			Change in Unrealized	Net Transfers	Ending
	Balance at	Purchases/	Accrued Discounts/	Total Realized	Appreciation/	In/(Out) of	Balance at
Securities	12/31/2009	(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	06/30/2010

Fixed Income — Financials	$—	$—	$—	$—	$ ♦	$—	$ ♦
Fixed Income — Information Technology	1	—	—	—	♦	—	1

Total	$1	$—	$—	$—	$ ♦	$—	$1

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

♦	Amount rounds to less than $1.
The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	COMMON STOCKS — 96.3%
	Aerospace & Defense — 2.9%
72,700	General Dynamics Corp. ^	$4,257
49,200	L-3 Communications Holdings, Inc. ^	3,485
15,400	Lockheed Martin Corp. ^	1,147
200,000	Northrop Grumman Corp.	10,888
138,100	Raytheon Co.	6,683
	Air Freight & Logistics — 0.6%
76,600	FedEx Corp.	5,370
	Airlines — 0.5%
103,800	Copa Holdings SA — Class A	4,590
	Biotechnology — 2.8%
289,400	Amgen, Inc. ‡	15,222
128,200	Biogen Idec, Inc. ‡ ^	6,083
143,200	Gilead Sciences, Inc. ‡ ^	4,909
	Building Products — 0.6%
181,400	Owens Corning, Inc. ‡ ^	5,426
	Capital Markets — 2.5%
134,100	Ameriprise Financial, Inc.	4,845
102,300	Franklin Resources, Inc. ^	8,817
210,400	T. Rowe Price Group, Inc. ^	9,340
	Chemicals — 2.0%
83,500	Ashland, Inc.	3,876
219,300	Cabot Corp.	5,287
99,600	Cytec Industries, Inc.	3,983
90,700	Eastman Chemical Co. ^	4,840
15,600	Lubrizol Corp. ^	1,253
	Commercial Banks — 5.1%
107,700	Credicorp, Ltd. ^	9,789
158,800	PNC Financial Services Group, Inc. ^	8,972
1,137,500	Wells Fargo & Co. ^	29,120
	Communications Equipment — 0.5%
101,200	Harris Corp. ^	4,215
	Construction & Engineering — 0.8%
375,000	KBR, Inc.	7,628
	Consumer Finance — 0.8%
173,100	Capital One Financial Corp. ^	6,976
	Diversified Consumer Services — 1.0%
76,200	Apollo Group, Inc. — Class A ‡	3,236
74,100	ITT Educational Services, Inc. ‡ ^	6,152
	Diversified Financial Services — 5.9%
844,200	Bank of America Corp. ^	12,131
13,000	CME Group, Inc. — Class A	3,660
836,400	JPMorgan Chase & Co. ^	30,621
301,100	NYSE Euronext ^	8,319
	Diversified Telecommunication Services — 4.3%
1,005,500	AT&T, Inc. ^	24,323
187,000	BCE, Inc.	5,473
372,600	Verizon Communications, Inc.	10,440
	Electric Utilities — 3.8%
373,300	Edison International ^	11,841
143,000	Entergy Corp.	10,242
149,500	Exelon Corp.	5,677
667,200	NV Energy, Inc.	7,880
	Electronic Equipment & Instruments — 1.0%
737,900	Flextronics International, Ltd. ‡ ^	4,132
339,100	Ingram Micro, Inc. — Class A ‡ ^	5,151
	Energy Equipment & Services — 0.6%
144,600	Oil States International, Inc. ‡ ^	5,723
	Food & Staples Retailing — 4.7%
105,800	BJ’s Wholesale Club, Inc. ‡ ^	3,916
165,800	CVS Caremark Corp.	4,861
480,400	Kroger Co. ^	9,459
481,900	Safeway, Inc. ^	9,474
307,800	Sysco Corp. ^	8,794
147,400	Wal-Mart Stores, Inc.	7,086
	Food Products — 0.8%
468,700	Tyson Foods, Inc. — Class A ^	7,682
	Gas Utilities — 0.4%
80,200	Energen Corp.	3,555
	Health Care Providers & Services — 6.0%
133,600	Aetna, Inc. ^	3,524
280,400	AmerisourceBergen Corp. — Class A ^	8,903
325,100	Cardinal Health, Inc. ^	10,927
305,800	Health Net, Inc. ‡	7,452
134,300	Humana, Inc. ‡ ^	6,133
549,500	UnitedHealth Group, Inc. ^	15,606
70,400	WellPoint, Inc. ‡	3,445
	Household Durables — 0.6%
59,000	Whirlpool Corp. ^	5,181
	Household Products — 2.3%
349,200	Procter & Gamble Co.	20,945
	Independent Power Producers & Energy Traders — 1.2%
148,500	Constellation Energy Group, Inc. ^	4,789
571,800	Mirant Corp. ‡ ^	6,038
	Industrial Conglomerates — 0.7%
460,000	General Electric Co.	6,633
	Insurance — 10.5%
122,700	ACE, Ltd.	6,317
103,400	Aflac, Inc. ^	4,412
86,200	Allied World Assurance Co., Holdings, Ltd.	3,912
75,200	Arch Capital Group, Ltd. ‡ ^	5,602
189,500	Assurant, Inc.	6,576
278,100	Axis Capital Holdings, Ltd.	8,265
243,300	Chubb Corp. ^	12,167
125,500	Platinum Underwriters Holdings, Ltd. ^	4,554
159,000	RenaissanceRe Holdings, Ltd. ^	8,947
113,000	Torchmark Corp. ^	5,595
285,800	Travelers Cos., Inc.	14,077
479,300	Unum Group ^	10,401
259,500	WR Berkley Corp. ^	6,866
	Internet & Catalog Retail — 0.7%
56,100	NetFlix, Inc. ‡	6,095
	Machinery — 1.5%
132,300	Gardner Denver, Inc. ^	5,899
271,100	Oshkosh Corp. ‡ ^	8,448
	Media — 3.3%
754,100	Comcast Corp. — Class A ^	13,098
268,000	DIRECTV — Class A ‡ ^	9,091
325,700	Time Warner, Inc.	9,416
	Metals & Mining — 0.7%
228,800	Southern Copper Corp. ^	6,072
	Multi-Utilities — 1.2%
366,200	Public Service Enterprise Group, Inc. ^	11,473

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Oil, Gas & Consumable Fuels — 10.6%
473,200	Chevron Corp. ^	$32,111
351,900	ConocoPhillips ^	17,275
203,000	Exxon Mobil Corp. ^	11,585
193,100	Hess Corp.	9,721
422,400	Marathon Oil Corp. ^	13,132
191,900	Murphy Oil Corp.	9,509
150,000	Sunoco, Inc. ^	5,216
	Personal Products — 0.9%
176,100	Herbalife, Ltd. ^	8,109
	Pharmaceuticals — 3.9%
273,300	Bristol-Myers Squibb Co. ^	6,816
37,300	Eli Lilly & Co.	1,250
476,300	Johnson & Johnson ^	28,130
	Real Estate Investment Trusts — 0.6%
137,400	Taubman Centers, Inc. ^	5,170
	Real Estate Management & Development — 0.9%
123,500	Jones Lang Lasalle, Inc. ^	8,107
	Road & Rail — 0.4%
99,100	Ryder System, Inc. ^	3,987
	Semiconductors & Semiconductor Equipment — 2.2%
544,600	Intel Corp.	10,592
452,400	Texas Instruments, Inc.	10,532
	Software — 1.1%
448,100	Microsoft Corp.	10,311
	Specialty Retail — 0.8%
20,700	AutoZone, Inc. ‡ ^	4,000
190,800	Gap, Inc. ^	3,713
	Textiles, Apparel & Luxury Goods — 2.2%
250,400	Coach, Inc. ^	9,153
34,200	Deckers Outdoor Corp. ‡ ^	4,886
175,600	Fossil, Inc. ‡ ^	6,093
	Thrifts & Mortgage Finance — 1.0%
764,100	Hudson City Bancorp, Inc. ^	9,353
	Tobacco — 0.4%
90,100	Philip Morris International, Inc.	4,130
	Wireless Telecommunication Services — 1.0%
311,800	Telephone & Data Systems, Inc.	9,476

	Total Common Stocks (cost $925,789)	896,045

	SECURITIES LENDING COLLATERAL — 2.0%
	State Street Navigator Securities Lending
18,317,346	Trust — Prime Portfolio, 0.25% ▲	18,317
	Total Securities Lending Collateral (cost $18,317)

Principal

	REPURCHASE AGREEMENT — 2.0%
$18,358	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $18,358 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $18,726.	18,358

	Total Repurchase Agreement (cost $18,358)

	Total Investment Securities (cost $962,464) #	932,720
	Other Assets and Liabilities — Net	(2,602)

	Net Assets	$930,118

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $17,886.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $962,464. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,905 and $81,649, respectively. Net unrealized depreciation for tax purposes is $29,744.

Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$80,114	$—	$—	$80,114
Equities — Consumer Staples	84,456	—	—	84,456
Equities — Energy	104,272	—	—	104,272
Equities — Financials	252,911	—	—	252,911
Equities — Health Care	118,400	—	—	118,400
Equities — Industrials	74,441	—	—	74,441
Equities — Information Technology	44,933	—	—	44,933
Equities — Materials	25,311	—	—	25,311
Equities — Telecommunication Services	49,712	—	—	49,712
Equities — Utilities	61,495	—	—	61,495
Cash & Cash Equivalent — Securities Lending Collateral	18,317	—	—	18,317
Cash & Cash Equivalent — Repurchase Agreement	—	18,358	—	18,358

Total	$914,362	$18,358	$—	$932,720

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE CORE PORTFOLIO
SCHEDULE OF INVESTMENTS

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	COMMON STOCKS — 96.5%
	Aerospace & Defense — 4.7%
14,200	General Dynamics Corp.	$832
24,900	L-3 Communications Holdings, Inc.	1,764
21,100	Lockheed Martin Corp.	1,572
50,500	Northrop Grumman Corp.	2,749
57,200	Raytheon Co.	2,768
16,100	United Technologies Corp.	1,045
	Air Freight & Logistics — 0.9%
31,500	FedEx Corp.	2,208
	Automobiles — 0.4%
83,400	Ford Motor Co. ‡	841
	Beverages — 0.6%
30,200	Coca-Cola Co.	1,514
	Biotechnology — 2.9%
52,000	Amgen, Inc. ‡	2,734
48,000	Biogen Idec, Inc. ‡	2,278
47,800	Gilead Sciences, Inc. ‡	1,639
	Capital Markets — 2.3%
22,900	Ameriprise Financial, Inc.	827
26,200	Franklin Resources, Inc.	2,258
53,000	T. Rowe Price Group, Inc.	2,353
	Chemicals — 0.3%
15,800	Agrium, Inc.	773
	Commercial Banks — 3.4%
14,800	Credicorp, Ltd.	1,345
36,500	PNC Financial Services Group, Inc.	2,062
180,500	Wells Fargo & Co.	4,621
	Communications Equipment — 1.7%
85,900	Cisco Systems, Inc. ‡	1,831
42,000	Research In Motion, Ltd. ‡	2,068
	Computers & Peripherals — 6.1%
5,300	Apple, Inc. ‡	1,333
94,700	Hewlett-Packard Co.	4,099
50,200	International Business Machines Corp.	6,199
20,600	SanDisk Corp. ‡	867
74,700	Seagate Technology ‡	974
27,800	Western Digital Corp. ‡	838
	Consumer Finance — 0.9%
50,100	Capital One Financial Corp.	2,019
	Diversified Consumer Services — 0.7%
39,100	Apollo Group, Inc. — Class A ‡	1,661
	Diversified Financial Services — 2.1%
3,300	CME Group, Inc. — Class A	929
56,800	JPMorgan Chase & Co.	2,080
68,200	NYSE Euronext	1,884
	Diversified Telecommunication Services — 3.0%
207,300	AT&T, Inc.	5,015
68,600	BCE, Inc.	2,008
	Electric Utilities — 1.5%
76,500	Edison International	2,427
15,600	Entergy Corp.	1,117
	Electronic Equipment & Instruments — 0.9%
78,700	Tyco Electronics, Ltd.	1,997
	Food & Staples Retailing — 5.3%
29,000	CVS Caremark Corp.	850
106,000	Kroger Co.	2,087
104,900	Safeway, Inc.	2,062
40,100	Sysco Corp.	1,146
54,100	Walgreen Co.	1,444
96,000	Wal-Mart Stores, Inc.	4,615
	Food Products — 1.4%
37,300	Archer-Daniels-Midland Co.	963
66,300	Campbell Soup Co. ^	2,376
	Health Care Equipment & Supplies — 1.1%
28,500	Covidien PLC	1,145
38,200	Medtronic, Inc.	1,386
	Health Care Providers & Services — 5.3%
46,600	Aetna, Inc.	1,229
78,600	AmerisourceBergen Corp. — Class A	2,496
70,900	Cardinal Health, Inc.	2,383
45,300	Humana, Inc. ‡	2,069
121,400	UnitedHealth Group, Inc.	3,447
17,900	WellPoint, Inc. ‡	876
	Hotels, Restaurants & Leisure — 0.5%
48,700	Starbucks Corp.	1,183
	Household Durables — 0.6%
14,900	Whirlpool Corp.	1,309
	Household Products — 2.4%
95,100	Procter & Gamble Co.	5,703
	Industrial Conglomerates — 0.9%
61,700	Tyco International, Ltd.	2,174
	Insurance — 5.1%
32,500	ACE, Ltd.	1,673
47,700	Aflac, Inc.	2,035
54,300	Allstate Corp.	1,560
59,600	Chubb Corp.	2,981
61,300	Travelers Cos., Inc.	3,019
24,600	Unum Group	534
	IT Services — 1.0%
22,200	Fiserv, Inc. ‡	1,014
17,800	Visa, Inc. — Class A	1,259
	Machinery — 1.2%
15,900	Dover Corp.	664
27,700	Illinois Tool Works, Inc.	1,144
16,300	Parker Hannifin Corp.	904
	Media — 3.6%
61,500	Comcast Corp. — Class A	1,068
99,100	DIRECTV — Class A ‡	3,361
18,400	Time Warner Cable, Inc.	958
108,500	Time Warner, Inc.	3,137
	Metals & Mining — 2.1%
17,500	Cliffs Natural Resources, Inc.	825
31,300	Freeport-McMoRan Copper & Gold, Inc.	1,851
85,200	Southern Copper Corp. ^	2,262
	Multiline Retail — 1.7%
118,300	Macy’s, Inc.	2,118
39,400	Target Corp.	1,937

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE CORE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Multi-Utilities — 1.6%
27,500	DTE Energy Co. ^	$1,254
80,700	Public Service Enterprise Group, Inc.	2,528
	Oil, Gas & Consumable Fuels — 11.2%
88,400	Chevron Corp.	5,999
86,700	ConocoPhillips	4,256
163,500	Exxon Mobil Corp.	9,331
35,900	Hess Corp.	1,807
94,700	Marathon Oil Corp.	2,944
36,400	Murphy Oil Corp.	1,804
	Paper & Forest Products — 0.5%
48,300	International Paper Co.	1,093
	Pharmaceuticals — 2.7%
108,500	Johnson & Johnson	6,408
	Real Estate Management & Development — 0.5%
51,900	Brookfield Asset Management, Inc. — Class A	1,174
	Road & Rail — 0.9%
17,700	Norfolk Southern Corp.	939
16,500	Union Pacific Corp.	1,147
	Semiconductors & Semiconductor
	Equipment — 3.5%
266,900	Intel Corp.	5,191
127,000	Texas Instruments, Inc.	2,957
	Software — 4.2%
49,900	CA, Inc.	918
290,100	Microsoft Corp.	6,675
155,800	Symantec Corp. ‡	2,163
	Specialty Retail — 2.4%
12,500	AutoZone, Inc. ‡	2,415
112,800	Gap, Inc.	2,195
21,900	TJX Cos., Inc.	919
	Textiles, Apparel & Luxury Goods — 1.3%
61,100	Coach, Inc.	2,233
12,800	V.F. Corp.	911
	Thrifts & Mortgage Finance — 1.1%
200,300	Hudson City Bancorp, Inc.	2,452
	Tobacco — 1.6%
80,400	Philip Morris International, Inc.	3,686
	Trading Companies & Distributors — 0.4%
10,200	WW Grainger, Inc.	1,014

	Total Common Stocks (cost $235,688)	225,189

	SECURITIES LENDING COLLATERAL — 0.1%
214,618	State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	$215
	Total Securities Lending Collateral (cost $215)

Principal

	REPURCHASE AGREEMENT — 0.6%
$1,354	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $1,354 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $1,383.	1,354
	Total Repurchase Agreement (cost $1,354)

	Total Investment Securities (cost $237,257) #	226,758

	Other Assets and Liabilities — Net	6,548

	Net Assets	$233,306

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $209.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $237,257. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,981 and $16,480, respectively. Net unrealized depreciation for tax purposes is $10,499.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE CORE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)
Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$26,246	$—	$—	$26,246
Equities — Consumer Staples	26,446	—	—	26,446
Equities — Energy	26,141	—	—	26,141
Equities — Financials	35,806	—	—	35,806
Equities — Health Care	28,090	—	—	28,090
Equities — Industrials	20,924	—	—	20,924
Equities — Information Technology	40,383	—	—	40,383
Equities — Materials	6,804	—	—	6,804
Equities — Telecommunication Services	7,023	—	—	7,023
Equities — Utilities	7,326	—	—	7,326
Cash & Cash Equivalent — Securities Lending Collateral	215	—	—	215
Cash & Cash Equivalent — Repurchase Agreement	—	1,354	—	1,354

Total	$225,404	$1,354	$—	$226,758

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	COMMON STOCKS — 98.9%
	Aerospace & Defense — 3.3%
11,500	Alliant Techsystems, Inc. ‡^	$714
139,495	Boeing Co. ^	8,753
86,831	Honeywell International, Inc.	3,389
41,574	Lockheed Martin Corp. ^	3,097
53,256	Precision Castparts Corp.	5,481
60,221	Raytheon Co.	2,914
137,921	United Technologies Corp. ^	8,953
	Air Freight & Logistics — 0.5%
14,400	Expeditors International of Washington, Inc.	497
8,854	FedEx Corp.	621
66,200	United Parcel Service, Inc. — Class B ^	3,766
	Airlines — 0.6%
77,700	Continental Airlines, Inc. — Class B ‡^	1,709
7,100	Copa Holdings SA — Class A	314
385,155	Southwest Airlines Co. ^	4,279
	Auto Components — 0.5%
32,000	Autoliv, Inc. ‡^	1,531
37,100	Goodyear Tire & Rubber Co. ‡^	369
94,794	Johnson Controls, Inc.	2,548
6,800	TRW Automotive Holdings Corp. ‡^	187
	Automobiles — 0.2%
79,667	Harley-Davidson, Inc.	1,771
	Beverages — 1.1%
32,632	Anheuser-Busch InBev NV ADR	1,567
114,304	Coca-Cola Co.	5,728
64,969	PepsiCo, Inc.	3,960
	Biotechnology — 1.2%
42,530	Amylin Pharmaceuticals, Inc. ‡^	800
113,207	Celgene Corp. ‡^	5,753
83,470	Gilead Sciences, Inc. ‡	2,861
80,010	Vertex Pharmaceuticals, Inc. ‡^	2,632
	Building Products — 0.3%
12,400	Lennox International, Inc.	515
123,400	Masco Corp. ^	1,328
36,500	Owens Corning, Inc. ‡^	1,092
	Capital Markets — 2.2%
48,300	Ameriprise Financial, Inc.	1,745
6,400	BlackRock, Inc. — Class A ^	918
295,276	Charles Schwab Corp. ^	4,187
66,646	Goldman Sachs Group, Inc.	8,749
253,336	Morgan Stanley	5,880
	Chemicals — 1.2%
36,900	Air Products & Chemicals, Inc.	2,392
39,000	Ashland, Inc.	1,810
59,900	Celanese Corp. — Series A	1,492
34,200	International Flavors & Fragrances, Inc. ^	1,451
6,900	Lubrizol Corp.	554
9,000	Monsanto Co. ^	416
45,800	Mosaic Co.	1,785
71,000	Nalco Holding Co.	1,453
	Commercial Banks — 0.2%
73,475	Wells Fargo & Co.	1,881
	Commercial Services & Supplies — 0.1%
71,600	RR Donnelley & Sons Co. ^	1,172
	Communications Equipment — 4.9%
1,448,940	Cisco Systems, Inc. ‡	30,877
325,534	Emulex Corp. ‡^	2,988
14,489	Harris Corp.	603
471,322	Juniper Networks, Inc. ‡^	10,756
52,530	QUALCOMM, Inc.	1,725
93,773	Riverbed Technology, Inc. ‡^	2,590
	Computers & Peripherals — 13.7%
179,465	Apple, Inc. ‡	45,140
394,226	Dell, Inc. ‡^	4,754
593,206	EMC Corp. ‡	10,856
388,168	Hewlett-Packard Co. ^	16,800
274,731	International Business Machines Corp.	33,923
422,105	NetApp, Inc. ‡	15,749
537,465	QLogic Corp. ‡^	8,933
69,140	SanDisk Corp. ‡^	2,909
	Construction & Engineering — 0.2%
78,740	Quanta Services, Inc. ‡^	1,626
	Consumer Finance — 0.2%
49,200	American Express Co. ^	1,953
	Containers & Packaging — 0.0%∞
8,200	Ball Corp. ^	433
	Diversified Consumer Services — 0.5%
30,268	Apollo Group, Inc. — Class A ‡	1,285
47,760	ITT Educational Services, Inc. ‡^	3,966
	Diversified Financial Services — 0.5%
135,078	JPMorgan Chase & Co.	4,945
	Diversified Telecommunication Services — 0.2%
10,997	Brasil Telecom SA ADR ‡^	221
80,700	TW Telecom, Inc. — Class A ‡^	1,346
	Electrical Equipment — 1.2%
29,000	AMETEK, Inc.	1,164
151,696	Emerson Electric Co.	6,628
29,100	Hubbell, Inc. — Class B	1,155
38,100	Rockwell Automation, Inc.	1,870
30,000	Thomas & Betts Corp. ‡	1,041
	Electronic Equipment & Instruments — 0.7%
146,808	Agilent Technologies, Inc. ‡^	4,174
57,700	Arrow Electronics, Inc. ‡	1,290
118,300	Jabil Circuit, Inc. ^	1,573
	Energy Equipment & Services — 1.9%
54,263	Baker Hughes, Inc. ^	2,256
18,100	Cameron International Corp. ‡	589
11,400	FMC Technologies, Inc. ‡^	600
82,051	Oceaneering International, Inc. ‡	3,684
19,200	Oil States International, Inc. ‡	760
208,308	Schlumberger, Ltd. ^	11,527
	Food & Staples Retailing — 1.7%
117,924	Costco Wholesale Corp.	6,466
86,600	Walgreen Co. ^	2,312
114,336	Wal-Mart Stores, Inc.	5,496
70,684	Whole Foods Market, Inc. ‡^	2,546
	Food Products — 1.3%
81,986	General Mills, Inc.	2,912
23,490	Green Mountain Coffee Roasters, Inc. ‡^	604
148,773	Kraft Foods, Inc. — Class A	4,166
33,567	Mead Johnson Nutrition Co. — Class A	1,682
149,300	Unilever PLC	3,991

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Health Care Equipment & Supplies — 2.8%
33,460	Alcon, Inc.	$4,958
41,239	CR Bard, Inc.	3,197
165,012	Hologic, Inc. ‡	2,299
48,229	Hospira, Inc. ‡	2,771
10,398	Intuitive Surgical, Inc. ‡	3,282
258,459	Medtronic, Inc.	9,374
35,934	Stryker Corp.	1,799
11,500	Teleflex, Inc.	624
	Health Care Providers & Services — 3.1%
83,076	AmerisourceBergen Corp. — Class A ^	2,638
49,900	Cardinal Health, Inc. ^	1,677
11,300	Community Health Systems, Inc. ‡	382
79,204	Express Scripts, Inc. ‡	3,724
14,500	Henry Schein, Inc. ‡^	796
55,315	Laboratory Corp. of America Holdings ‡^	4,168
39,115	McKesson Corp.	2,627
200,501	Medco Health Solutions, Inc. ‡	11,043
80,916	UnitedHealth Group, Inc.	2,298
43,911	WellPoint, Inc. ‡	2,149
	Hotels, Restaurants & Leisure — 2.3%
25,900	Carnival Corp.	783
140,904	Las Vegas Sands Corp. ‡^	3,120
160,569	Marriott International, Inc. — Class A ^	4,807
113,548	McDonald’s Corp. ^	7,480
20,300	Panera Bread Co. — Class A ‡^	1,528
236,096	Starbucks Corp. ^	5,737
	Household Durables — 0.4%
41,600	Harman International Industries, Inc. ‡	1,243
30,000	Tupperware Brands Corp.	1,196
15,500	Whirlpool Corp. ^	1,361
	Household Products — 1.8%
20,728	Clorox Co.	1,288
79,944	Colgate-Palmolive Co. ^	6,296
13,700	Kimberly-Clark Corp.	831
165,864	Procter & Gamble Co.	9,950
	Industrial Conglomerates — 1.7%
48,800	3M Co.	3,855
38,200	Carlisle Cos., Inc.	1,380
467,009	General Electric Co. ^	6,735
129,510	Koninklijke Philips Electronics NV	3,867
66,400	McDermott International, Inc. ‡^	1,438
	Insurance — 0.8%
51,300	Aflac, Inc.	2,189
24,600	Endurance Specialty Holdings, Ltd. ^	923
213,316	Lincoln National Corp.	5,182
	Internet & Catalog Retail — 2.1%
163,321	Amazon.com, Inc. ‡	17,844
141,980	Expedia, Inc.	2,666
3,300	priceline.com, Inc. ‡^	583
	Internet Software & Services — 3.5%
54,764	Baidu, Inc. ADR ‡	3,728
95,601	eBay, Inc. ‡	1,875
60,021	Google, Inc. — Class A ‡	26,706
193,017	Tencent Holdings, Ltd.	3,198
	IT Services — 2.6%
63,600	Automatic Data Processing, Inc.	2,561
36,100	Cognizant Technology Solutions Corp. — Class A ‡	1,807
17,800	Fiserv, Inc. ‡	813
55,576	Mastercard, Inc. — Class A ^	11,089
131,662	Visa, Inc. — Class A	9,315
11,000	Western Union Co. ^	164
	Leisure Equipment & Products — 0.1%
62,400	Mattel, Inc.	1,320
	Life Sciences Tools & Services — 0.9%
63,714	Illumina, Inc. ‡^	2,773
32,883	Life Technologies Corp. ‡^	1,554
34,200	PerkinElmer, Inc.	707
59,571	Waters Corp. ‡	3,854
	Machinery — 4.7%
151,945	Caterpillar, Inc.	9,128
65,359	Cummins, Inc.	4,257
38,900	Deere & Co. ^	2,166
118,005	Dover Corp.	4,931
18,700	Eaton Corp.	1,224
92,250	Illinois Tool Works, Inc.	3,808
210,387	Ingersoll-Rand PLC ^	7,256
48,734	Joy Global, Inc.	2,441
52,000	Oshkosh Corp. ‡	1,620
53,900	Pall Corp.	1,853
110,662	Parker Hannifin Corp.	6,137
50,000	Timken Co.	1,300
	Media — 2.0%
29,600	DIRECTV — Class A ‡^	1,004
16,740	Dreamworks Animation SKG, Inc. — Class A ‡	478
183,700	Interpublic Group of Cos., Inc. ‡^	1,310
177,420	News Corp. — Class A	2,122
143,023	Omnicom Group, Inc.	4,906
317,821	Walt Disney Co. ^	10,011
	Metals & Mining — 0.6%
31,300	Cliffs Natural Resources, Inc.	1,476
116,852	Nucor Corp. ^	4,473
	Multiline Retail — 1.4%
147,358	Dollar General Corp. ‡^	4,060
24,600	JC Penney Co., Inc. ^	528
17,900	Kohl’s Corp. ‡	850
181,994	Target Corp. ^	8,949
	Oil, Gas & Consumable Fuels — 4.6%
35,300	Chevron Corp.	2,395
68,300	ConocoPhillips	3,353
269,493	Exxon Mobil Corp.	15,381
39,300	Marathon Oil Corp. ^	1,222
13,800	Murphy Oil Corp.	684
153,220	Occidental Petroleum Corp.	11,821
14,200	SM Energy Co.	570
100,654	Southwestern Energy Co. ‡	3,889
247,108	Valero Energy Corp. ^	4,443
99,400	Williams Cos., Inc.	1,817

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Paper & Forest Products — 0.1%
50,600	International Paper Co. ^	$1,145
	Pharmaceuticals — 3.3%
203,213	Abbott Laboratories	9,507
4,912	Allergan, Inc.	286
170,758	Eli Lilly & Co.	5,720
60,935	Johnson & Johnson ^	3,599
144,454	Mylan, Inc. ‡^	2,461
89,765	Roche Holding AG ADR	3,079
34,287	Shire PLC ADR	2,105
125,972	Teva Pharmaceutical Industries, Ltd. ADR	6,550
	Professional Services — 0.0%∞
4,700	Dun & Bradstreet Corp.	315
	Real Estate Management & Development — 0.0%∞
1,300	Jones Lang Lasalle, Inc.	85
	Road & Rail — 0.4%
63,704	Union Pacific Corp.	4,428
	Semiconductors & Semiconductor Equipment — 6.3%
212,900	Advanced Micro Devices, Inc. ‡^	1,558
367,428	Altera Corp. ^	9,116
131,721	Analog Devices, Inc.	3,670
73,766	Atheros Communications, Inc. ‡^	2,032
120,600	Atmel Corp. ‡^	579
167,842	Broadcom Corp. — Class A ^	5,534
739,971	Intel Corp.	14,392
410,244	Intersil Corp. — Class A ^	4,968
140,130	Marvell Technology Group, Ltd. ‡	2,208
59,900	Microchip Technology, Inc. ^	1,662
38,200	National Semiconductor Corp. ^	514
48,600	Rambus, Inc. ‡^	851
160,200	Teradyne, Inc. ‡^	1,562
171,077	Texas Instruments, Inc.	3,983
422,171	Xilinx, Inc. ^	10,664
	Software — 8.2%
322,151	Adobe Systems, Inc. ‡	8,514
26,200	Amdocs, Ltd. ‡	703
83,981	BMC Software, Inc. ‡	2,908
32,500	CA, Inc.	598
118,474	Check Point Software Technologies, Ltd. ‡^	3,493
34,787	Longtop Financial Technologies, Ltd. ADR ‡^	1,127
54,900	McAfee, Inc. ‡	1,687
1,422,915	Microsoft Corp.	32,740
645,532	Oracle Corp.	13,853
70,633	Salesforce.com, Inc. ‡^	6,062
76,093	Solarwinds, Inc. ‡^	1,221
100,400	Symantec Corp. ‡^	1,394
43,835	Synopsys, Inc. ‡^	915
112,168	VMware, Inc. — Class A ‡^	7,021
	Specialty Retail — 3.8%
43,100	Abercrombie & Fitch Co. — Class A ^	1,323
75,408	Advance Auto Parts, Inc. ^	3,784
109,300	American Eagle Outfitters, Inc. ^	1,284
37,900	Best Buy Co., Inc. ^	1,283
86,765	Buckle, Inc. ^	2,813
84,200	Gap, Inc. ^	1,639
54,886	Guess?, Inc.	1,715
115,129	Home Depot, Inc.	3,232
71,800	Limited Brands, Inc.	1,585
56,700	PetSmart, Inc.	1,711
79,348	Ross Stores, Inc. ^	4,228
167,536	Staples, Inc. ^	3,192
57,749	Tiffany & Co. ^	2,189
132,323	TJX Cos., Inc. ^	5,550
65,076	Urban Outfitters, Inc. ‡^	2,238
	Textiles, Apparel & Luxury Goods — 1.9%
162,411	Coach, Inc.	5,936
134,946	Nike, Inc. — Class B ^	9,115
55,243	Polo Ralph Lauren Corp. — Class A ^	4,031
	Thrifts & Mortgage Finance — 0.1%
94,100	Hudson City Bancorp, Inc. ^	1,152
	Tobacco — 0.7%
21,500	Altria Group, Inc.	431
138,702	Philip Morris International, Inc.	6,358
	Trading Companies & Distributors — 0.2%
22,400	WW Grainger, Inc.	2,228
	Wireless Telecommunication Services — 0.1%
10,400	Crown Castle International Corp. ‡^	388
17,000	NII Holdings, Inc. ‡	553
5,100	SBA Communications Corp. — Class A ‡	173

	Total Common Stocks (cost $990,556)	994,233

	SECURITIES LENDING COLLATERAL — 1.9%
18,782,349	State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	18,782
	Total Securities Lending Collateral (cost $18,782)

Principal

	REPURCHASE AGREEMENT — 0.4%
$4,229	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $4,229 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $4,320.	4,229

	Total Repurchase Agreement (cost $4,229)
	Total Investment Securities (cost $1,013,567) #	1,017,244
	Other Assets and Liabilities — Net	(12,120)

	Net Assets	$1,005,124

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)
Notes to Schedule of Investments:

^	All or a portion of this security is on loan. The value of all securities on loan is $18,333.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $1,013,567. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $72,375 and $68,698, respectively. Net unrealized appreciation for tax purposes is $3,677.

DEFINITIONS:

ADR	American Depositary Receipt

Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$152,391	$—	$—	$152,391
Equities — Consumer Staples	62,592	3,991	—	66,583
Equities — Energy	64,991	—	—	64,991
Equities — Financials	39,789	—	—	39,789
Equities — Health Care	114,047	—	—	114,047
Equities — Industrials	128,578	3,867	—	132,445
Equities — Information Technology	399,228	3,198	—	402,426
Equities — Materials	18,880	—	—	18,880
Equities — Telecommunication Services	2,681	—	—	2,681
Cash & Cash Equivalent — Repurchase Agreement	—	4,229	—	4,229
Cash & Cash Equivalent — Securities Lending Collateral	18,782	—	—	18,782

Total	$1,001,959	$15,285	$—	$1,017,244

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	COMMON STOCKS — 97.2%
	Aerospace & Defense — 1.5%
42,900	Alliant Techsystems, Inc. ‡^	$2,662
53,600	L-3 Communications Holdings, Inc. ^	3,797
46,800	Precision Castparts Corp. ^	4,817
	Auto Components — 0.4%
94,600	WABCO Holdings, Inc. ‡^	2,978
	Beverages — 2.4%
43,700	Brown-Forman Corp. — Class B ^	2,501
361,800	Coca-Cola Enterprises, Inc. ^	9,356
142,900	Molson Coors Brewing Co. — Class B ^	6,053
	Capital Markets — 2.5%
22,500	Affiliated Managers Group, Inc. ‡^	1,367
190,100	Ameriprise Financial, Inc. ^	6,869
59,000	Northern Trust Corp. ^	2,755
66,100	T. Rowe Price Group, Inc. ^	2,934
313,100	TD Ameritrade Holding Corp. ‡^	4,791
	Chemicals — 5.2%
143,900	Air Products & Chemicals, Inc. ^	9,327
22,900	Airgas, Inc. ^	1,424
115,200	Albemarle Corp. ^	4,575
66,900	Celanese Corp. — Series A ^	1,666
100,000	CF Industries Holdings, Inc. ^	6,345
108,000	FMC Corp. ^	6,202
71,200	PPG Industries, Inc. ^	4,301
95,400	Sigma-Aldrich Corp. ^	4,754
	Commercial Banks — 5.8%
109,800	Bancorpsouth, Inc. ^	1,963
129,500	BB&T Corp. ^	3,407
44,600	City National Corp. ^	2,285
43,300	Cullen/Frost Bankers, Inc. ^	2,226
597,400	Fifth Third Bancorp ^	7,342
139,100	KeyCorp ^	1,070
47,100	M&T Bank Corp. ^	4,001
1,085,700	Regions Financial Corp. ^	7,144
372,600	SunTrust Banks, Inc. ^	8,682
169,500	TCF Financial Corp. ^	2,815
65,200	Wilmington Trust Corp. ^	723
83,000	Zions Bancorporation ^	1,790
	Commercial Services & Supplies — 2.3%
249,700	Avery Dennison Corp. ^	8,023
304,200	Republic Services, Inc. — Class A ^	9,044
	Computers & Peripherals — 0.4%
241,100	Seagate Technology ‡	3,144
	Construction Materials — 0.2%
30,900	Vulcan Materials Co. ^	1,354
	Containers & Packaging — 2.2%
123,700	Ball Corp. ^	6,535
400,600	Crown Holdings, Inc. ‡	10,031
	Distributors — 0.6%
114,300	Genuine Parts Co. ^	4,509
	Diversified Consumer Services — 0.4%
202,900	H&R Block, Inc. ^	3,184
	Diversified Financial Services — 1.7%
338,200	Invesco, Ltd. ^	5,692
261,300	NYSE Euronext ^	7,220
	Diversified Telecommunication Services — 0.8%
130,800	CenturyLink, Inc. ^	4,357
137,800	Windstream Corp. ^	1,455
	Electric Utilities — 3.7%
254,000	American Electric Power Co., Inc. ^	8,204
100,300	Entergy Corp.	7,183
76,900	PPL Corp. ^	1,919
237,300	Westar Energy, Inc. ^	5,128
94,900	Wisconsin Energy Corp. ^	4,815
	Electrical Equipment — 2.2%
54,300	AMETEK, Inc.	2,180
234,500	Cooper Industries PLC — Class A	10,318
71,400	Roper Industries, Inc. ^	3,996
	Electronic Equipment & Instruments — 1.8%
116,000	Amphenol Corp. — Class A ^	4,556
131,200	Arrow Electronics, Inc. ‡^	2,932
237,400	Tyco Electronics, Ltd.	6,026
	Energy Equipment & Services — 1.8%
185,000	Baker Hughes, Inc. ^	7,690
426,000	Weatherford International, Ltd. ‡^	5,598
	Food & Staples Retailing — 0.7%
266,800	Safeway, Inc. ^	5,245
	Food Products — 1.8%
109,900	JM Smucker Co. ^	6,619
62,050	McCormick & Co., Inc. ^	2,355
92,400	Mead Johnson Nutrition Co. — Class A ^	4,631
	Gas Utilities — 2.2%
154,700	Energen Corp.	6,858
126,900	EQT Corp. ^	4,586
110,400	Oneok, Inc. ^	4,775
23,100	Questar Corp. ‡	373
	Health Care Equipment & Supplies — 6.2%
85,400	Becton, Dickinson and Co. ^	5,775
112,450	CR Bard, Inc. ^	8,718
355,600	St. Jude Medical, Inc. ‡^	12,833
149,900	Stryker Corp. ^	7,504
219,200	Zimmer Holdings, Inc. ‡^	11,848
	Health Care Providers & Services — 2.2%
124,900	Community Health Systems, Inc. ‡^	4,223
162,400	Coventry Health Care, Inc. ‡^	2,871
230,850	Lincare Holdings, Inc. ‡^	7,505
72,400	VCA Antech, Inc. ‡^	1,793
	Hotels, Restaurants & Leisure — 1.2%
45,899	Darden Restaurants, Inc. ^	1,783
97,066	Marriott International, Inc. — Class A ^	2,906
113,900	Yum! Brands, Inc. ^	4,447
	Household Durables — 4.6%
142,600	Fortune Brands, Inc. ^	5,587
89,600	Jarden Corp. ^	2,408
75,100	Mohawk Industries, Inc. ‡^	3,437
517,200	Newell Rubbermaid, Inc. ^	7,571
95,706	Snap-On, Inc. ^	3,915
238,200	Stanley Black & Decker, Inc. ^	12,033
	Household Products — 0.7%
41,400	Clorox Co. ^	2,573
49,500	Energizer Holdings, Inc. ‡^	2,489
	Industrial Conglomerates — 2.4%
59,500	Carlisle Cos., Inc. ^	2,150
464,300	Tyco International, Ltd.	16,356

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Insurance — 8.4%
161,500	AON Corp.	$5,995
85,700	Assurant, Inc.	2,974
222,700	Cincinnati Financial Corp. ^	5,761
225,700	Loews Corp.	7,518
557,700	Old Republic International Corp. ^	6,765
196,200	OneBeacon Insurance Group, Ltd. — Class A ^	2,810
150,200	Principal Financial Group, Inc. ^	3,521
74,500	Symetra Financial Corp. ^	894
115,500	Transatlantic Holdings, Inc. ^	5,539
332,500	Unum Group ^	7,215
182,600	WR Berkley Corp. ^	4,832
502,900	XL Capital, Ltd. — Class A ^	8,051
	Internet & Catalog Retail — 0.4%
146,800	Expedia, Inc.	2,757
	IT Services — 1.5%
103,500	Alliance Data Systems Corp. ‡^	6,161
345,300	Western Union Co. ^	5,148
	Leisure Equipment & Products — 0.3%
52,000	Hasbro, Inc.	2,137
	Media — 4.5%
79,900	Cablevision Systems Corp. — Class A ^	1,918
115,500	DISH Network Corp. — Class A	2,096
257,900	Gannett Co., Inc. ^	3,471
210,300	Omnicom Group, Inc. ^	7,213
42,900	Scripps Networks Interactive, Inc. — Class A ^	1,731
444,600	Viacom, Inc. — Class B ^	13,948
7,600	Washington Post Co. — Class B ^	3,120
	Metals & Mining — 0.7%
115,200	Allegheny Technologies, Inc. ^	5,091
	Multiline Retail — 0.2%
90,100	Macy’s, Inc. ^	1,613
	Multi-Utilities — 3.5%
790,300	CMS Energy Corp. ^	11,577
103,300	NSTAR ^	3,616
116,300	Sempra Energy ^	5,442
282,000	Xcel Energy, Inc. ^	5,812
	Oil, Gas & Consumable Fuels — 4.5%
117,300	CVR Energy, Inc. ‡^	882
272,400	Denbury Resources, Inc. ‡^	3,988
87,900	Devon Energy Corp.	5,355
201,700	El Paso Corp.	2,241
91,030	Kinder Morgan Management LLC ‡	5,151
240,900	Nexen, Inc.	4,739
163,300	Teekay Corp. ^	4,274
391,600	Williams Cos., Inc. ^	7,158
	Professional Services — 1.4%
53,300	Dun & Bradstreet Corp. ^	3,577
150,950	Manpower, Inc. ^	6,519
	Real Estate Investment Trusts — 1.8%
138,000	Kimco Realty Corp. ^	1,855
23,400	Public Storage ^	2,057
98,300	Regency Centers Corp. ^	3,382
42,100	Ventas, Inc. ^	1,977
59,837	Vornado Realty Trust ^	4,364
	Real Estate Management & Development — 0.8%
258,900	Brookfield Properties Corp.	3,635
190,900	CB Richard Ellis Group, Inc. — Class A ‡^	2,598
	Semiconductors & Semiconductor Equipment — 1.0%
56,899	Avago Technologies, Ltd. ‡	1,198
1,353,800	LSI Corp. ‡^	6,228
	Software — 4.8%
119,600	Amdocs, Ltd. ‡	3,211
233,200	BMC Software, Inc. ‡^	8,076
122,600	Check Point Software Technologies, Ltd. ‡^	3,614
190,100	Jack Henry & Associates, Inc. ^	4,540
271,850	Parametric Technology Corp. ‡^	4,260
266,600	Red Hat, Inc. ‡^	7,715
201,700	Synopsys, Inc. ‡^	4,209
	Specialty Retail — 3.6%
13,900	AutoNation, Inc. ‡^	271
21,600	AutoZone, Inc. ‡^	4,174
103,600	Bed Bath & Beyond, Inc. ‡^	3,841
364,300	Gap, Inc. ^	7,090
56,500	Sherwin-Williams Co. ^	3,909
79,700	Staples, Inc. ^	1,518
86,500	Tiffany & Co. ^	3,279
67,500	TJX Cos., Inc. ^	2,832
	Textiles, Apparel & Luxury Goods — 0.4%
56,600	Phillips-Van Heusen Corp. ^	2,619
	Thrifts & Mortgage Finance — 0.3%
148,600	People’s United Financial, Inc. ^	2,006
	Tobacco — 0.3%
30,100	Lorillard, Inc.	2,167
	Water Utilities — 0.4%
140,900	American Water Works Co., Inc. ^	2,903
	Wireless Telecommunication Services — 0.5%
135,763	Telephone & Data Systems, Inc. — Class L	3,603

	Total Common Stocks (cost $718,277)	725,923

	SECURITIES LENDING COLLATERAL — 25.6%
190,923,525	State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	190,924
	Total Securities Lending Collateral (cost $190,924)

Principal

	REPURCHASE AGREEMENTS — 3.7%
$8,680	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $8,680 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.38%, due 09/17/2010, and with a value of $8,855.	8,680
18,745	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $18,745 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00% due 04/30/2012, and with a value of $19,124.	18,745

	Total Repurchase Agreements (cost $27,425)	27,425

	Total Investment Securities (cost $936,626) #	944,272
	Other Assets and Liabilities — Net	(197,616)

	Net Assets	$746,656

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $186,330.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $936,626. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $40,996 and $33,350, respectively. Net unrealized appreciation for tax purposes is $7,646.

Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$124,295	$—	$—	$124,295
Equities — Consumer Staples	43,989	—	—	43,989
Equities — Energy	47,076	—	—	47,076
Equities — Financials	158,825	—	—	158,825
Equities — Health Care	63,070	—	—	63,070
Equities — Industrials	73,439	—	—	73,439
Equities — Information Technology	71,018	—	—	71,018
Equities — Materials	61,605	—	—	61,605
Equities — Telecommunication Services	9,415	—	—	9,415
Equities — Utilities	73,191	—	—	73,191
Cash & Cash Equivalent — Securities Lending Collateral	190,924	—	—	190,924
Cash & Cash Equivalent — Repurchase Agreement	—	27,425	—	27,425

Total	$916,847	$27,425	$—	$944,272

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	COMMON STOCKS — 99.7%
	Aerospace & Defense — 2.2%
183,940	BE Aerospace, Inc. ‡	$4,678
	Auto Components — 4.0%
119,805	BorgWarner, Inc. ‡	4,474
121,985	Gentex Corp.	2,193
95,000	Tenneco, Inc. ‡	2,001
	Chemicals — 2.7%
145,590	Albemarle Corp.	5,781
	Commercial Banks — 1.8%
552,217	Marshall & Ilsley Corp.	3,965
	Communications Equipment — 3.5%
111,016	F5 Networks, Inc. ‡	7,612
	Computers & Peripherals — 5.1%
102,395	Lexmark International, Inc. — Class A ‡	3,382
67,000	NetApp, Inc. ‡	2,500
123,840	SanDisk Corp. ‡	5,210
	Consumer Finance — 2.3%
123,375	Capital One Financial Corp.	4,972
	Electronic Equipment & Instruments — 4.1%
92,035	Dolby Laboratories, Inc. — Class A ‡	5,770
111,417	Plexus Corp. ‡	2,979
	Energy Equipment & Services — 1.6%
22,975	Core Laboratories NV ^	3,391
	Food & Staples Retailing — 1.9%
112,168	Whole Foods Market, Inc. ‡^	4,041
	Food Products — 0.8%
64,330	Green Mountain Coffee Roasters, Inc. ‡	1,653
	Health Care Equipment & Supplies — 6.0%
68,910	Edwards Lifesciences Corp. ‡	3,861
16,363	Intuitive Surgical, Inc. ‡	5,165
88,775	Thoratec Corp. ‡	3,793
	Health Care Providers & Services — 2.2%
53,848	Emergency Medical Services Corp. - Class A ‡	2,640
44,698	Express Scripts, Inc. ‡	2,102
	Health Care Technology — 1.0%
29,705	Cerner Corp. ‡^	2,254
	Hotels, Restaurants & Leisure — 6.8%
36,425	Chipotle Mexican Grill, Inc. — Class A ‡^	4,983
66,985	Panera Bread Co. — Class A ‡^	5,043
109,290	Starwood Hotels & Resorts Worldwide, Inc.	4,528
	Household Durables — 1.2%
87,300	Tempur-Pedic International, Inc. ‡	2,684
	Internet & Catalog Retail — 1.5%
28,960	NetFlix, Inc. ‡	3,147
	Internet Software & Services — 0.9%
27,070	Baidu, Inc. ADR ‡	1,843
	IT Services — 6.1%
222,810	Acxiom Corp. ‡	3,273
66,580	Alliance Data Systems Corp. ‡	3,962
69,140	Cognizant Technology Solutions Corp. — Class A ‡	3,461
93,000	Gartner, Inc. ‡	2,162
	Leisure Equipment & Products — 1.2%
47,000	Polaris Industries, Inc.	2,567
	Life Sciences Tools & Services — 3.9%
96,665	Illumina, Inc. ‡	4,207
162,555	Pharmaceutical Product Development, Inc.	4,131
	Machinery — 2.0%
66,580	Cummins, Inc.	4,336
	Metals & Mining — 4.2%
89,690	Allegheny Technologies, Inc. ^	3,964
150,800	Eldorado Gold Corp.	2,708
120,100	Silver Wheaton Corp. ‡	2,414
	Oil, Gas & Consumable Fuels — 6.4%
305,552	Brigham Exploration Co. ‡	4,700
178,975	Denbury Resources, Inc. ‡	2,621
75,455	Forest Oil Corp. ‡	2,064
37,000	Noble Energy, Inc.	2,232
29,675	Whiting Petroleum Corp. ‡	2,327
	Personal Products — 1.6%
63,198	Estee Lauder Cos., Inc. — Class A	3,522
	Pharmaceuticals — 5.2%
49,610	Perrigo Co.	2,930
103,195	Salix Pharmaceuticals, Ltd. ‡	4,028
69,940	Shire PLC ADR	4,293
	Road & Rail — 4.1%
321,855	Hertz Global Holdings, Inc. ‡	3,045
158,045	Kansas City Southern ‡	5,745
	Semiconductors & Semiconductor Equipment — 3.5%
72,400	Atheros Communications, Inc. ‡	1,994
94,215	Cree, Inc. ‡^	5,656
	Software — 2.9%
73,350	Salesforce.com, Inc. ‡	6,295
	Specialty Retail — 1.8%
166,805	Dress Barn, Inc. ‡	3,972
	Textiles, Apparel & Luxury Goods — 7.2%
90,785	Coach, Inc.	3,318
124,604	Fossil, Inc. ‡	4,324
88,163	Phillips-Van Heusen Corp.	4,079
116,510	Under Armour, Inc. — Class A ‡^	3,860

	Total Common Stocks (cost $206,269)	214,835

	SECURITIES LENDING COLLATERAL — 3.4%
7,411,431	State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	7,411
	Total Securities Lending Collateral (cost $7,411)

Principal

	REPURCHASE AGREEMENT — 0.4%
$815	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $815 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $833.	815
	Total Repurchase Agreement (cost $815)

	Total Investment Securities (cost $214,495) #	223,061
	Other Assets and Liabilities — Net	(7,557)

	Net Assets	$215,504

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $7,247.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $214,495. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,541 and $12,975, respectively. Net unrealized appreciation for tax purposes is $8,566.

DEFINITIONS:

ADR	American Depositary Receipt

Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$51,172	$—	$—	$51,172
Equities — Consumer Staples	9,216	—	—	9,216
Equities — Energy	17,335	—	—	17,335
Equities — Financials	8,937	—	—	8,937
Equities — Health Care	39,404	—	—	39,404
Equities — Industrials	17,804	—	—	17,804
Equities — Information Technology	56,100	—	—	56,100
Equities — Materials	14,867	—	—	14,867
Cash & Cash Equivalent — Securities Lending Collateral	7,411	—	—	7,411
Cash & Cash Equivalent — Repurchase Agreement	—	815	—	815

Total	$222,246	$815	$—	$223,061

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	COMMON STOCKS — 97.9%
	Aerospace & Defense — 0.9%
65,109	Ducommun, Inc. §	$1,113
	Auto Components — 2.9%
91,398	BorgWarner, Inc. ‡	3,413
	Building Products — 1.4%
55,699	Universal Forest Products, Inc.	1,688
	Chemicals — 1.9%
25,430	Newmarket Corp.	2,221
	Commercial Banks — 4.5%
23,255	Iberiabank Corp.	1,197
144,184	Susquehanna Bancshares, Inc.	1,201
252,455	Umpqua Holdings Corp.	2,898
	Communications Equipment — 1.8%
70,796	Comtech Telecommunications Corp. ‡	2,119
	Construction & Engineering — 1.8%
92,803	EMCOR Group, Inc. ‡	2,150
	Consumer Finance — 3.1%
197,824	Ezcorp, Inc. — Class A ‡	3,670
	Containers & Packaging — 2.5%
107,892	Silgan Holdings, Inc.	3,062
	Electric Utilities — 1.7%
80,550	UIL Holdings Corp.	2,016
	Electronic Equipment & Instruments — 2.8%
58,417	Greatbatch, Inc. ‡	1,303
69,671	MTS Systems Corp. §	2,021
	Energy Equipment & Services — 1.7%
52,254	Tidewater, Inc.	2,023
	Food Products — 4.7%
104,669	American Italian Pasta Co. — Class A ‡	5,534
	Gas Utilities — 1.9%
49,523	National Fuel Gas Co.	2,272
	Health Care Equipment & Supplies — 1.7%
53,711	West Pharmaceutical Services, Inc.	1,960
	Health Care Providers & Services — 2.8%
76,229	LHC Group, Inc. ‡	2,115
43,431	Owens & Minor, Inc.	1,233
	Hotels, Restaurants & Leisure — 2.6%
76,767	PF Chang’s China Bistro, Inc.	3,044
	Household Durables — 2.9%
157,808	Helen of Troy, Ltd. ‡	3,481
	Insurance — 4.8%
69,274	Hanover Insurance Group, Inc.	3,013
50,118	RLI Corp.	2,632
	IT Services — 2.3%
181,784	Acxiom Corp. ‡	2,670
	Machinery — 7.9%
59,936	CIRCOR International, Inc.	1,533
77,343	Oshkosh Corp. ‡	2,410
61,534	Wabtec Corp.	2,455
98,198	Watts Water Technologies, Inc. — Class A	2,814
	Metals & Mining — 2.1%
101,057	RTI International Metals, Inc. ‡	2,436
	Oil, Gas & Consumable Fuels — 5.5%
98,183	Penn Virginia Corp.	1,974
84,105	Swift Energy Co. ‡	2,263
88,198	World Fuel Services Corp.	2,289
	Pharmaceuticals — 2.4%
47,740	Perrigo Co.	2,820
	Professional Services — 1.2%
45,010	Exponent, Inc. ‡	1,473
	Real Estate Investment Trusts — 5.8%
100,622	Healthcare Realty Trust, Inc.	2,211
100,288	National Retail Properties, Inc.	2,150
57,604	Rayonier, Inc.	2,535
	Semiconductors & Semiconductor Equipment — 3.0%
165,044	Omnivision Technologies, Inc. ‡	3,539
	Specialty Retail — 10.1%
76,282	Childrens Place Retail Stores, Inc. ‡	3,358
112,644	Group 1 Automotive, Inc. ‡	2,651
63,602	Jo-Ann Stores, Inc. ‡	2,386
65,233	JOS A. Bank Clothiers, Inc. ‡	3,521
	Textiles, Apparel & Luxury Goods — 1.2%
9,686	Deckers Outdoor Corp. ‡	1,384
	Thrifts & Mortgage Finance — 3.8%
223,291	Brookline Bancorp, Inc.	1,983
157,585	Washington Federal, Inc.	2,550
	Trading Companies & Distributors — 2.2%
103,026	Applied Industrial Technologies, Inc.	2,609
	Water Utilities — 2.0%
70,213	American States Water Co.	2,327

	Total Common Stocks (cost $111,699)	115,720

Principal

	REPURCHASE AGREEMENT — 2.1%
$2,498	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $2,498 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $2,553.	2,498
	Total Repurchase Agreement (cost $2,498)

	Total Investment Securities (cost $114,197) #	118,218
	Other Assets and Liabilities — Net	(14)

	Net Assets	$118,204

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

§	Illiquid. At 06/30/2010, illiquid investment securities aggregated $3,134, or 2.65% of the portfolio’s net assets.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $114,197. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,807 and $7,786, respectively. Net unrealized appreciation for tax purposes is $4,021.

Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$23,238	$—	$—	$23,238
Equities — Consumer Staples	5,534	—	—	5,534
Equities — Energy	8,549	—	—	8,549
Equities — Financials	26,040	—	—	26,040
Equities — Health Care	8,128	—	—	8,128
Equities — Industrials	18,245	—	—	18,245
Equities — Information Technology	11,652	—	—	11,652
Equities — Materials	7,719	—	—	7,719
Equities — Utilities	6,615	—	—	6,615
Cash & Cash Equivalent — Repurchase Agreement	—	2,498	—	2,498

Total	$115,720	$2,498	$—	$118,218

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO
SCHEDULE OF INVESTMENTS

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	COMMON STOCKS — 98.4%
	Aerospace & Defense — 1.1%
44,960	AAR Corp. ‡ ^	$753
7,735	American Science & Engineering, Inc.	589
14,000	Ceradyne, Inc. ‡ ^	299
12,900	Cubic Corp. ^	469
9,380	Ducommun, Inc. ^	160
7,900	Esterline Technologies Corp. ‡	375
36,785	Hexcel Corp. ‡	571
	Air Freight & Logistics — 0.6%
11,000	Air Transport Services Group, Inc. ‡	52
18,200	Atlas Air Worldwide Holdings, Inc. ‡ ^	864
4,000	Dynamex, Inc. ‡ ^	49
21,781	Hub Group, Inc. — Class A ‡	654
	Airlines — 0.3%
10,200	Allegiant Travel Co. ^	436
17,800	Hawaiian Holdings, Inc. ‡ ^	92
70,400	JetBlue Airways Corp. ‡	386
7,300	Pinnacle Airlines Corp. ‡ ^	40
	Auto Components — 0.3%
25,086	Fuel Systems Solutions, Inc. ‡ ^	650
21,500	Standard Motor Products, Inc. ^	174
2,900	Superior Industries International, Inc. ^	39
4,300	TRW Automotive Holdings Corp. ‡ ^	119
	Beverages — 0.0%∞
1,300	Coca-Cola Bottling Co., Consolidated ^	62
5,100	MGP Ingredients, Inc. ‡ ^	34
	Biotechnology — 4.2%
79,455	Acorda Therapeutics, Inc. ‡ ^	2,472
42,379	Alexion Pharmaceuticals, Inc. ‡ ^	2,169
102,420	BioMarin Pharmaceutical, Inc. ‡ ^	1,942
109,460	Genomic Health, Inc. ‡ ^	1,415
12,800	Martek Biosciences Corp. ‡	303
18,685	Onyx Pharmaceuticals, Inc. ‡ ^	403
4,300	Osiris Therapeutics, Inc. ‡ ^	25
347,028	RTI Biologics, Inc. ‡ ^	1,017
31,935	United Therapeutics Corp. ‡ ^	1,559
152,525	Vanda Pharmaceuticals, Inc. ‡	1,008
	Building Products — 0.2%
47,400	Gibraltar Industries, Inc. ‡ ^	479
	Capital Markets — 0.5%
46,700	Apollo Investment Corp. ^	435
5,500	Arlington Asset Investment Corp. — Class A	104
95,900	BGC Partners, Inc. — Class A ^	489
10,400	Calamos Asset Management, Inc. — Class A ^	97
30,300	TICC Capital Corp. ^	255
	Chemicals — 1.9%
48,100	A Schulman, Inc. ^	912
29,838	Balchem Corp. ^	746
3,000	Cytec Industries, Inc. ^	120
6,700	Innophos Holdings, Inc. ^	175
6,000	Innospec, Inc. ‡ ^	56
35,306	LSB Industries, Inc. ‡ ^	470
4,200	Minerals Technologies, Inc.	200
24,500	OM Group, Inc. ‡ ^	585
15,700	Omnova Solutions, Inc. ‡ ^	123
45,500	PolyOne Corp. ‡ ^	383
8,500	Spartech Corp. ‡ ^	87
98,800	Zep, Inc. ^	1,722
	Commercial Banks — 5.9%
7,700	1st Source Corp. ^	130
64,900	Banco Latinoamericano de Comercio Exterior SA — Class E	811
26,900	Bancorp, Inc. ‡ ^	211
10,400	Bank of Hawaii Corp. ^	503
1,200	Camden National Corp. ^	33
7,400	City Holding Co. ^	206
49,700	Community Bank System, Inc. ^	1,095
28,900	Dime Community Bancshares ^	356
5,000	Financial Institutions, Inc. ^	89
129,472	First Busey Corp. ^	587
1,500	First Citizens BancShares, Inc. — Class A	288
5,500	First Defiance Financial Corp.	49
8,400	First Financial Bankshares, Inc. ^	404
3,800	First Financial Corp. ^	98
113,000	First Midwest Bancorp, Inc. ^	1,374
4,400	First Niagara Financial Group, Inc. ^	55
12,900	First Place Financial Corp. ^	39
11,000	FirstMerit Corp.	188
50,500	Fulton Financial Corp. ^	487
4,800	Great Southern Bancorp, Inc. ^	97
3,000	Independent Bank Corp.	74
65,800	International Bancshares Corp. ^	1,098
8,400	Lakeland Bancorp, Inc. ^	72
4,300	Lakeland Financial Corp. ^	86
3,700	MainSource Financial Group, Inc.	27
49,700	MB Financial, Inc. ^	914
2,600	NBT Bancorp, Inc. ^	53
2,500	Northrim BanCorp, Inc. ^	39
19,600	OceanFirst Financial Corp.	237
47,900	Old National Bancorp ^	496
1,200	Orrstown Financial Services, Inc.	27
11,000	Park National Corp. ^	715
13,800	Santander BanCorp ‡ ^	174
8,500	SCBT Financial Corp. ^	299
3,100	State Bancorp, Inc. ^	29
6,200	Suffolk Bancorp ^	192
9,900	Sun Bancorp, Inc. ‡ ^	37
19,400	SVB Financial Group ‡ ^	800
9,700	SY Bancorp, Inc. ^	223
600	Tompkins Financial Corp.	23
85,400	Trustco Bank Corp. ^	478
3,900	Trustmark Corp. ^	81
28,900	United Bankshares, Inc. ^	692
4,900	Washington Trust Bancorp, Inc. ^	83
117,000	Webster Financial Corp. ^	2,100
3,100	WesBanco, Inc. ^	52
4,600	West Bancorporation, Inc. ‡ ^	31
14,700	Westamerica Bancorporation ^	772
6,200	WSFS Financial Corp. ^	223
	Commercial Services & Supplies — 2.3%
149,700	ACCO Brands Corp. ‡ ^	747
5,800	ATC Technology Corp. ‡ ^	93
6,200	Casella Waste Systems, Inc. — Class A ‡	24
32,600	Compass Diversified Holdings ^	437
3,000	Consolidated Graphics, Inc. ‡	130

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Commercial Services & Supplies — (continued)
31,900	Diamond Management & Technology Consultants, Inc. — Class A ^	$329
4,300	EnergySolutions, Inc.	22
4,300	G&K Services, Inc. — Class A	89
98,380	Kforce, Inc. ‡ ^	1,254
50,088	Standard Parking Corp. ‡ ^	793
52,896	Sykes Enterprises, Inc. ‡ ^	753
36,300	United Stationers, Inc. ‡ ^	1,977
	Communications Equipment — 2.5%
20,600	Arris Group, Inc. ‡	210
1,200	Bel Fuse, Inc. — Class B ^	20
6,200	Black Box Corp. ^	173
29,960	Blue Coat Systems, Inc. ‡ ^	612
11,300	F5 Networks, Inc. ‡ ^	775
115,686	Finisar Corp. ‡ ^	1,724
18,800	InterDigital, Inc. ‡ ^	464
64,964	Oplink Communications, Inc. ‡ ^	931
1,300	Plantronics, Inc. ^	37
29,900	Polycom, Inc. ‡ ^	891
51,451	Riverbed Technology, Inc. ‡ ^	1,421
8,500	Symmetricom, Inc. ‡	43
	Computers & Peripherals — 0.7%
60,300	ADPT Corp. ‡ ^	174
47,300	Diebold, Inc. ^	1,289
60,627	Electronics for Imaging, Inc. ‡ ^	591
11,000	Imation Corp. ‡ ^	101
	Construction & Engineering — 0.4%
48,735	MYR Group, Inc. ‡ ^	814
26,300	Sterling Construction Co., Inc. ‡ ^	340
	Consumer Finance — 1.3%
106,400	Advance America Cash Advance Centers, Inc. ^	439
108,450	Ezcorp, Inc. — Class A ‡ ^	2,012
30,820	World Acceptance Corp. ‡ ^	1,181
	Containers & Packaging — 0.6%
30,300	Aptargroup, Inc. ^	1,146
11,645	Rock-Tenn Co. — Class A ^	578
	Distributors — 0.6%
3,700	Audiovox Corp. — Class A ‡ ^	27
15,200	Core-Mark Holding Co., Inc. ‡ ^	416
67,310	LKQ Corp. ‡	1,298
	Diversified Consumer Services — 2.5%
38,410	American Public Education, Inc. ‡ ^	1,679
22,889	Capella Education Co. ‡ ^	1,862
36,115	Coinstar, Inc. ‡	1,552
37,700	Matthews International Corp. — Class A ^	1,104
29,694	Steiner Leisure, Ltd. ‡ ^	1,141
	Diversified Financial Services — 3.4%
114,200	Ares Capital Corp.	1,431
18,100	BlackRock Kelso Capital Corp. ^	179
36,980	Cash America International, Inc. ^	1,267
68,138	Encore Capital Group, Inc. ‡ ^	1,404
73,940	First Cash Financial Services, Inc. ‡ ^	1,612
3,700	Gladstone Capital Corp. ^	40
5,600	Hercules Technology Growth Capital, Inc. ^	52
12,000	Kayne Anderson Energy Development Co. ^	182
11,600	Kirkland’s, Inc. ‡ ^	196
3,600	Marlin Business Services Corp. ‡ ^	44
42,500	MCG Capital Corp. ^	205
3,800	Medallion Financial Corp. ^	25
3,700	Oppenheimer Holdings, Inc. — Class A ^	89
53,300	PHH Corp. ‡ ^	1,015
29,179	Portfolio Recovery Associates, Inc. ‡ ^	1,948
9,100	QC Holdings, Inc. ^	33
	Diversified Telecommunication Services — 0.1%
19,700	IDT Corp. — Class B ‡ ^	251
20,000	Surewest Communications ‡ ^	127
	Electric Utilities — 1.6%
5,500	Cleco Corp. ^	145
57,600	El Paso Electric Co. ‡ ^	1,115
3,700	NGP Capital Resources Co. ^	27
82,600	Unisource Energy Corp. ^	2,492
48,300	Westar Energy, Inc. ^	1,044
	Electrical Equipment — 2.6%
24,300	Acuity Brands, Inc. ^	884
2,400	AO Smith Corp. ^	116
97,700	Belden, Inc. ^	2,150
28,425	General Cable Corp. ‡	758
72,075	GrafTech International, Ltd. ‡	1,054
52,963	LaBarge, Inc. ‡ ^	604
9,900	Tecumseh Products Co. — Class A ‡ ^	110
10,300	Thomas & Betts Corp. ‡	357
54,733	Woodward Governor Co. ^	1,397
	Electronic Equipment & Instruments — 2.4%
2,400	Anixter International, Inc. ‡ ^	102
54,115	Avnet, Inc. ‡ ^	1,305
39,100	AVX Corp.	501
43,300	Benchmark Electronics, Inc. ‡ ^	686
20,300	Brightpoint, Inc. ‡ ^	142
17,600	Coherent, Inc. ‡ ^	604
41,200	CTS Corp. ^	381
2,600	Insight Enterprises, Inc. ‡ ^	34
12,800	Methode Electronics, Inc. ^	125
28,600	MTS Systems Corp. ^	829
36,043	Multi-Fineline Electronix, Inc. ‡ ^	900
73,600	Nam Tai Electronics, Inc. ‡	303
17,500	RadiSys Corp. ‡ ^	167
12,900	Tech Data Corp. ‡ ^	459
60,700	Vishay Intertechnology, Inc. ‡ ^	470
	Energy Equipment & Services — 2.6%
23,000	Bristow Group, Inc. ‡ ^	676
10,045	Carbo Ceramics, Inc. ^	725
86,600	Complete Production Services, Inc. ‡	1,238
64,900	Hercules Offshore, Inc. ‡	158
23,090	Lufkin Industries, Inc. ^	900
43,010	Natural Gas Services Group, Inc. ‡ ^	651
12,300	Oil States International, Inc. ‡ ^	487
19,100	SEACOR Holdings, Inc. ‡ ^	1,350
30,388	T-3 Energy Services, Inc. ‡ ^	848
12,900	Unit Corp. ‡	524
	Food & Staples Retailing — 0.5%
1,300	Andersons, Inc. ^	42
34,200	Casey’s General Stores, Inc. ^	1,194
6,200	Nash Finch Co. ^	212
	Food Products — 0.4%
3,100	Del Monte Foods Co.	45
1,900	John B. Sanfilippo & Son, Inc. ‡ ^	27

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Food Products — (continued)
4,200	Lancaster Colony Corp. ^	$224
56,200	Lance, Inc. ^	927
	Gas Utilities — 1.4%
33,500	Atmos Energy Corp.	905
6,100	Chesapeake Utilities Corp. ^	192
19,572	New Jersey Resources Corp. ^	689
19,300	Nicor, Inc. ^	782
8,400	Northwest Natural Gas Co. ^	366
9,900	Southwest Gas Corp. ^	292
24,800	WGL Holdings, Inc. ^	844
	Health Care Equipment & Supplies — 4.2%
10,500	American Medical Systems Holdings, Inc. ‡ ^	232
1,800	Cooper Cos., Inc. ^	72
145,705	CryoLife, Inc. ‡ ^	785
3,200	Cyberonics, Inc. ‡ ^	76
6,000	Haemonetics Corp. ‡ ^	321
16,300	Hill-Rom Holdings, Inc. ^	496
38,500	ICU Medical, Inc. ‡	1,239
79,780	Insulet Corp. ‡ ^	1,201
34,900	Invacare Corp. ^	724
19,400	Matrixx Initiatives, Inc. ‡ ^	89
2,400	Nutraceutical International Corp. ‡	37
36,455	NuVasive, Inc. ‡ ^	1,293
20,579	NxStage Medical, Inc. ‡	305
53,395	SonoSite, Inc. ‡ ^	1,448
256,224	Spectranetics Corp. ‡ ^	1,327
13,300	STERIS Corp. ^	413
133,292	TranS1, Inc. ‡ ^	348
102,934	Wright Medical Group, Inc. ‡ ^	1,709
	Health Care Providers & Services — 1.9%
6,900	AMN Healthcare Services, Inc. ‡ ^	52
65,100	Amsurg Corp. — Class A ‡ ^	1,160
25,800	Corvel Corp. ‡ ^	872
29,000	Health Management Associates, Inc. — Class A ‡ ^	225
23,000	Healthspring, Inc. ‡ ^	357
27,190	HMS Holdings Corp. ‡ ^	1,474
18,450	Lincare Holdings, Inc. ‡ ^	600
3,000	Magellan Health Services, Inc. ‡	109
4,800	PharMerica Corp. ‡ ^	70
6,100	Skilled Healthcare Group, Inc. — Class A ‡ ^	41
5,500	U.S. Physical Therapy, Inc. ‡	93
27,700	Universal American Corp. ‡ ^	399
	Hotels, Restaurants & Leisure — 2.7%
10,500	Bally Technologies, Inc. ‡ ^	340
28,063	BJ’s Restaurants, Inc. ‡ ^	662
34,800	CEC Entertainment, Inc. ‡ ^	1,227
23,900	Cheesecake Factory, Inc. ‡ ^	532
8,799	Chipotle Mexican Grill, Inc. ‡ ^	1,204
31,200	Choice Hotels International, Inc. ^	943
9,100	Isle of Capri Casinos, Inc. ‡ ^	84
26,300	O’Charley’s, Inc. ‡ ^	139
8,525	Panera Bread Co. — Class A ‡ ^	642
4,200	PF Chang’s China Bistro, Inc. ^	167
4,300	Red Lion Hotels Corp. ‡ ^	26
55,800	Ruby Tuesday, Inc. ‡ ^	474
121,300	Sonic Corp. ‡ ^	940
	Household Durables — 1.8%
40,000	Beazer Homes USA, Inc. ‡ ^	145
11,000	Blyth, Inc. ^	375
21,200	Furniture Brands International, Inc. ‡ ^	111
70,900	Helen of Troy, Ltd. ‡ ^	1,563
5,000	Lifetime Brands, Inc. ‡ ^	73
27,700	Meritage Homes Corp. ‡ ^	451
23,000	Ryland Group, Inc. ^	364
237,100	Standard Pacific Corp. ‡	790
21,450	Tempur-Pedic International, Inc. ‡ ^	660
15,770	Tupperware Brands Corp.	628
	Household Products — 0.2%
54,700	Central Garden & Pet Co. — Class A ‡ ^	491
	Industrial Conglomerates — 1.2%
94,400	Carlisle Cos., Inc. ^	3,411
5,500	Standex International Corp.	139
	Insurance — 4.6%
2,756	Alleghany Corp. ‡ ^	808
10,200	Allied World Assurance Co., Holdings, Ltd.	463
5,600	Alterra Capital Holdings, Ltd. ^	105
115,800	American Equity Investment Life Holding Co. ^	1,195
6,000	American Physicians Capital, Inc. ^	185
48,500	Amerisafe, Inc. ‡ ^	851
4,300	Aspen Insurance Holdings, Ltd.	106
48,300	Assured Guaranty, Ltd. ^	641
74,828	Delphi Financial Group, Inc. — Class A ^	1,827
14,700	Endurance Specialty Holdings, Ltd. ^	552
4,300	Enstar Group, Ltd. ‡ ^	286
3,000	First Mercury Financial Corp.	32
6,200	FPIC Insurance Group, Inc. ‡ ^	159
77,600	Montpelier Re Holdings, Ltd. ^	1,159
14,600	National Financial Partners Corp. ‡ ^	143
34,800	Phoenix Cos., Inc. ‡ ^	73
67,400	Platinum Underwriters Holdings, Ltd. ^	2,446
31,400	Reinsurance Group of America, Inc. — Class A ^	1,435
9,700	Unitrin, Inc. ^	248
28,018	Validus Holdings, Ltd.	684
	Internet & Catalog Retail — 1.1%
15,669	NetFlix, Inc. ‡ ^	1,703
84,125	PetMed Express, Inc. ^	1,497
	Internet Software & Services — 2.1%
69,145	comScore, Inc. ‡ ^	1,139
140,700	EarthLink, Inc. ^	1,120
57,360	J2 Global Communications, Inc. ‡ ^	1,253
28,390	VistaPrint NV ‡ ^	1,348
65,500	Websense, Inc. ‡ ^	1,238
	IT Services — 2.7%
23,600	Acxiom Corp. ‡	347
68,300	Agilysys, Inc. ^	457
9,300	Ciber, Inc. ‡ ^	26
50,000	CSG Systems International, Inc. ‡ ^	917
28,825	ManTech International Corp. — Class A ‡ ^	1,227
38,515	MAXIMUS, Inc.	2,228
53,345	VeriFone Holdings, Inc. ‡ ^	1,010
76,832	Virtusa Corp. ‡ ^	717
29,140	Wright Express Corp. ‡ ^	865
	Leisure Equipment & Products — 0.4%
21,500	Arctic Cat, Inc. ‡ ^	196

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Leisure Equipment & Products — (continued)
43,100	Jakks Pacific, Inc. ‡ ^	$621
6,100	Multimedia Games, Inc. ‡ ^	27
8,900	RC2 Corp. ‡ ^	143
14,400	Sturm Ruger & Co., Inc. ^	206
	Life Sciences Tools & Services — 1.4%
42,000	Charles River Laboratories International, Inc. ‡ ^	1,436
171,265	eResearchTechnology, Inc. ‡ ^	1,350
40,000	ICON PLC ADR ‡ ^	1,156
	Machinery — 3.3%
74,700	Albany International Corp. — Class A ^	1,209
10,500	Altra Holdings, Inc. ‡ ^	137
7,900	Briggs & Stratton Corp. ^	134
31,835	Clarcor, Inc. ^	1,131
11,000	Crane Co.	332
29,696	EnPro Industries, Inc. ‡ ^	836
30,700	ESCO Technologies, Inc. ^	791
4,300	Kadant, Inc. ‡ ^	75
64,800	Mueller Industries, Inc. ^	1,595
17,400	Oshkosh Corp. ‡ ^	542
21,920	Toro Co. ^	1,077
21,885	Wabtec Corp. ^	873
23,000	Watts Water Technologies, Inc. — Class A ^	659
	Marine — 0.6%
64,900	Excel Maritime Carriers, Ltd. — Class A ‡ ^	332
37,100	Kirby Corp. ‡ ^	1,419
	Media — 1.3%
66,200	Arbitron, Inc. ^	1,697
38,500	Gannett Co., Inc. ^	518
13,200	Harte-Hanks, Inc. ^	138
19,700	Lee Enterprises, Inc. ‡ ^	51
23,200	McClatchy Co. — Class A ‡ ^	84
26,410	Morningstar, Inc. ‡ ^	1,123
3,700	Valassis Communications, Inc. ‡	117
	Metals & Mining — 0.4%
86,060	Worthington Industries, Inc. ^	1,107
	Multiline Retail — 1.6%
131,889	99 Cents Only Stores ‡ ^	1,952
53,488	Big Lots, Inc. ‡ ^	1,716
35,200	Dillard’s, Inc. — Class A ^	757
17,500	Retail Ventures, Inc. ‡ ^	137
19,400	Stein Mart, Inc. ‡ ^	121
7,300	Tuesday Morning Corp. ‡ ^	29
	Multi-Utilities — 0.2%
16,800	NorthWestern Corp. ^	440
	Office Electronics — 0.3%
34,300	Zebra Technologies Corp. — Class A ‡ ^	870
	Oil, Gas & Consumable Fuels — 1.8%
52,800	Penn Virginia Corp. ^	1,062
5,500	Petroleum Development Corp. ‡ ^	141
78,200	PetroQuest Energy, Inc. ‡ ^	529
12,200	RAM Energy Resources, Inc. ‡	25
18,500	SM Energy Co. ^	743
29,100	Stone Energy Corp. ‡ ^	325
12,400	Whiting Petroleum Corp. ‡ ^	972
57,962	World Fuel Services Corp. ^	1,503
	Paper & Forest Products — 0.8%
38,300	Buckeye Technologies, Inc. ‡ ^	381
1,300	Clearwater Paper Corp. ‡	71
24,500	Deltic Timber Corp. ^	1,024
14,600	Domtar Corp. ^	718
11,000	KapStone Paper and Packaging Corp. ‡ ^	123
3,900	Neenah Paper, Inc. ^	71
3,800	P.H. Glatfelter Co. ^	41
	Personal Products — 0.7%
47,900	Herbalife, Ltd. ^	2,205
	Pharmaceuticals — 2.3%
86,080	Auxilium Pharmaceuticals, Inc. ‡ ^	2,023
312,515	Inspire Pharmaceuticals, Inc. ‡ ^	1,559
34,000	Medicis Pharmaceutical Corp. — Class A ^	744
11,000	Par Pharmaceutical Cos., Inc. ‡ ^	286
46,520	Salix Pharmaceuticals, Ltd. ‡ ^	1,816
69,467	Somaxon Pharmaceuticals, Inc. ‡	250
4,300	ViroPharma, Inc. ‡ ^	48
	Professional Services — 0.3%
3,700	On Assignment, Inc. ‡ ^	19
181,110	SFN Group, Inc. ‡ ^	988
	Real Estate Investment Trusts — 4.6%
25,600	American Campus Communities, Inc. ^	699
37,300	Ashford Hospitality Trust, Inc. ‡ ^	273
6,800	Associated Estates Realty Corp. ^	88
4,300	BRT Realty Trust ‡	25
46,100	CapLease, Inc. ^	213
9,600	CBL & Associates Properties, Inc. ^	119
95,600	Colonial Properties Trust ^	1,390
83,752	DiamondRock Hospitality Co. ^	688
93,500	Education Realty Trust, Inc. ^	564
61,300	Equity One, Inc.	956
27,000	Extra Space Storage, Inc. ^	375
54,600	Felcor Lodging Trust, Inc. ‡	272
9,600	First Potomac Realty Trust ^	138
42,500	HRPT Properties Trust ^	264
22,100	Lasalle Hotel Properties ^	455
65,500	Lexington Realty Trust ^	394
1,200	LTC Properties, Inc. ^	29
19,900	Mack-Cali Realty Corp.	592
46,100	Medical Properties Trust, Inc. ^	435
19,100	Mission West Properties, Inc. ^	130
11,600	Monmouth Real Estate Investment Corp. — Class A ^	86
31,300	National Health Investors, Inc. ^	1,207
29,000	One Liberty Properties, Inc.	432
26,500	Parkway Properties, Inc. ^	386
18,200	Realty Income Corp. ^	552
64,900	Resource Capital Corp. ^	369
16,000	Sun Communities, Inc. ^	415
27,300	Sunstone Hotel Investors, Inc. ‡	271
10,800	UMH Properties, Inc. ^	109
139,400	U-Store-It Trust ^	1,040
19,400	Winthrop Realty Trust	249
	Road & Rail — 1.2%
7,900	Amerco, Inc. ‡ ^	435
40,700	Genesee & Wyoming, Inc. — Class A ‡ ^	1,518
25,630	Landstar System, Inc. ^	999
12,300	Ryder System, Inc. ^	495
5,600	Werner Enterprises, Inc. ^	123

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Semiconductors & Semiconductor Equipment — 3.0%
45,441	Atheros Communications, Inc. ‡ ^	$1,251
6,700	DSP Group, Inc. ‡ ^	43
23,400	Fairchild Semiconductor International, Inc. — Class A ‡ ^	197
209,800	Lattice Semiconductor Corp. ‡ ^	911
41,150	Mellanox Technologies, Ltd. ‡ ^	901
27,700	Micrel, Inc. ^	282
104,860	Microsemi Corp. ‡ ^	1,534
89,155	Skyworks Solutions, Inc. ‡ ^	1,497
36,560	Tessera Technologies, Inc. ‡ ^	587
32,377	Veeco Instruments, Inc. ‡ ^	1,110
	Software — 2.8%
5,600	Actuate Corp. ‡ ^	25
96,565	Ariba, Inc. ‡ ^	1,538
10,500	Epicor Software Corp. ‡ ^	84
9,300	Fair Isaac Corp. ^	203
23,880	Micros Systems, Inc. ‡ ^	761
9,400	NET 1 UEPS Technologies, Inc. ‡ ^	126
86,102	Netscout Systems, Inc. ‡ ^	1,224
58,615	Nuance Communications, Inc. ‡ ^	876
55,970	Parametric Technology Corp. ‡ ^	877
40,060	Progress Software Corp. ‡ ^	1,203
49,636	Taleo Corp. — Class A ‡ ^	1,206
	Specialty Retail — 4.8%
64,000	Borders Group, Inc. ‡ ^	85
5,500	Brown Shoe Co., Inc. ^	83
132,424	Cato Corp. — Class A ^	2,916
100,715	Chico’s FAS, Inc. ^	995
51,700	Dress Barn, Inc. ‡ ^	1,231
54,400	DSW, Inc. — Class A ‡ ^	1,222
3,700	Group 1 Automotive, Inc. ‡ ^	87
50,820	hhgregg, Inc. ‡ ^	1,185
36,800	Hibbett Sports, Inc. ‡ ^	882
17,400	Jo-Ann Stores, Inc. ‡ ^	653
1,900	Lawson Products, Inc. ^	32
49,200	MarineMax, Inc. ‡	341
15,200	Pier 1 Imports, Inc. ‡ ^	97
17,500	Select Comfort Corp. ‡ ^	153
20,900	Sonic Automotive, Inc. — Class A ‡	179
164,300	Stage Stores, Inc. ^	1,755
19,182	Tractor Supply Co. ^	1,170
18,600	Williams-Sonoma, Inc. ^	462
	Textiles, Apparel & Luxury Goods — 0.9%
9,629	Deckers Outdoor Corp. ‡ ^	1,377
44,500	Jones Apparel Group, Inc. ^	705
9,000	Oxford Industries, Inc. ^	188
10,500	Unifirst Corp. ^	462
	Thrifts & Mortgage Finance — 0.8%
21,800	Brookline Bancorp, Inc. ^	194
63,800	NewAlliance Bancshares, Inc. ^	715
72,600	Northwest Bancshares, Inc. ^	833
30,300	Provident Financial Services, Inc. ^	354
8,400	Provident New York Bancorp ^	74
	Tobacco — 0.1%
34,000	Alliance One International, Inc. ‡ ^	121
600	Universal Corp. ^	24
	Trading Companies & Distributors — 0.6%
46,000	GATX Corp. ^	1,227
10,800	Houston Wire & Cable Co. ^	117
13,800	WESCO International, Inc. ‡ ^	465
	Water Utilities — 0.0%∞
3,000	Consolidated Water Co., Ltd. ^	34
	Wireless Telecommunication Services — 0.8%
11,600	Novatel Wireless, Inc. ‡ ^	67
67,250	Syniverse Holdings, Inc. ‡ ^	1,375
61,300	USA Mobility, Inc. ‡ ^	792

	Total Common Stocks (cost $257,681)	284,509

	INVESTMENT COMPANY — 0.2%
	Diversified Financial Services — 0.2%
77,500	KKR Financial Holdings LLC	578
	Total Investment Company (cost $238)

Principal

	SHORT-TERM U.S. GOVERNMENT OBLIGATION — 0.1%
$330	U.S. Treasury Bill Zero Coupon, 09/16/2010 δ	330
	Total Short-Term U.S. Government Obligation (cost $330)

Shares

	WARRANT — 0.0%∞
	Lantronix, Inc. ‡ Ә
	Expiration: 02/09/2011
640	Exercise Price: $0.00	♦
	Total Warrant (cost $♦)

	SECURITIES LENDING COLLATERAL — 25.6%
73,983,585	State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	73,984
	Total Securities Lending Collateral (cost $73,984)

Principal

	REPURCHASE AGREEMENT — 1.7%
$4,937	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $4,937 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $5,046.	4,937
	Total Repurchase Agreement (cost $4,937)

	Total Investment Securities (cost $337,170) #	364,338
	Other Assets and Liabilities — Net	(75,195)

	Net Assets	$289,143

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

At June 30, 2010
(all amounts in thousands)
(Unaudited)
FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

Russell 2000 Mini Index	Long	23	09/17/2010	$(98)

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $72,049.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

δ	All or a portion of this security is segregated with the broker to cover margin requirements for open futures contracts. The value of this security at 06/30/2010 is $330.

♦	Value is less than $1.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of less than $1, or less than 0.01% of the portfolio’s net assets.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $337,170. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,840 and $18,672, respectively. Net unrealized appreciation for tax purposes is $27,168.

┌	Contract amounts are not in thousands.

DEFINITIONS:

ADR	American Depositary Receipt

Valuation Summary:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$51,735	$—	$—	$51,735
Equities — Consumer Staples	5,608	—	—	5,608
Equities — Energy	12,857	—	—	12,857
Equities — Financials	60,744	—	—	60,744
Equities — Health Care	40,507	—	—	40,507
Equities — Industrials	42,578	—	—	42,578
Equities — Information Technology	47,662	—	♦	47,662
Equities — Materials	10,839	—	—	10,839
Equities — Telecommunication Services	2,612	—	—	2,612
Equities — Utilities	9,367	—	—	9,367
Fixed Income — Short-Term U.S. Government Obligation	—	330	—	330
Investment Company — Financials	578	—	—	578
Cash & Cash Equivalent — Repurchase Agreement	—	4,937	—	4,937
Cash & Cash Equivalent — Securities Lending Collateral	73,984	—	—	73,984

Total	$359,071	$5,267	$—	$364,338

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Futures Contracts — Depreciation	$—	$(98)	$—	$(98)

Level 3 Rollforward — Investment Securities

	Beginning					Net Transfers	Ending
	Balance at	Net	Accrued	Total Realized	Change in Unrealized	In/(Out) of	Balance at
Securities	12/31/2009	Purchases/(Sales)	Discounts/(Premiums)	Gain/(Loss)	Appreciation/(Depreciation)	Level 3	6/30/2010

Equities — Information Technology	$—	$—	$—	$—	$—	$ ♦	$ ♦

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	COMMON STOCKS — 98.5%
	Aerospace & Defense — 1.3%
15,206	Esterline Technologies Corp. ‡ ^	$722
23,715	GeoEye, Inc. ‡ ^	738
7,600	LMI Aerospace, Inc. ‡	120
	Air Freight & Logistics — 0.7%
26,966	Hub Group, Inc. — Class A ‡ ^	809
	Airlines — 0.5%
136,900	AirTran Holdings, Inc. ‡ ^	664
	Auto Components — 2.2%
62,984	Amerigon, Inc. ‡ ^	465
31,507	Drew Industries, Inc. ‡ ^	637
27,593	Harbin Electric, Inc. ‡ ^	459
37,400	Westport Innovations, Inc. ‡	587
72,000	Wonder Auto Technology, Inc. ‡ ^	527
	Beverages — 0.3%
16,230	Central European Distribution Corp. ‡ ^	347
	Biotechnology — 1.5%
3,605	Alexion Pharmaceuticals, Inc. ‡	185
41,800	Alnylam Pharmaceuticals, Inc. ‡ ^	627
28,800	Onyx Pharmaceuticals, Inc. ‡ ^	622
30,700	Theravance, Inc. ‡ ^	386
	Capital Markets — 1.0%
25,300	Grand Canyon Education, Inc. ‡ ^	593
14,300	Stifel Financial Corp. ‡ ^	620
	Chemicals — 1.5%
24,400	Cabot Corp.	588
56,193	Solutia, Inc. ‡ ^	736
42,703	Spartech Corp. ‡ ^	438
	Commercial Banks — 1.2%
3,600	First Citizens BancShares, Inc. — Class A ^	693
36,300	Pinnacle Financial Partners, Inc. ‡ ^	466
86,805	United Community Banks, Inc. ‡	343
	Commercial Services & Supplies — 2.0%
20,600	Consolidated Graphics, Inc. ‡	891
52,077	Kforce, Inc. ‡ ^	664
25,567	Waste Connections, Inc. ‡ ^	892
	Communications Equipment — 3.7%
31,327	Acme Packet, Inc. ‡ ^	842
24,213	Blue Coat Systems, Inc. ‡ ^	495
15,389	DG FastChannel, Inc. ‡ ^	501
69,100	Emulex Corp. ‡ ^	634
26,232	Netgear, Inc. ‡ ^	468
33,463	Nice Systems, Ltd. ADR ‡	854
45,020	Oplink Communications, Inc. ‡ ^	645
	Computers & Peripherals — 1.5%
57,071	Cray, Inc. ‡ ^	318
102,100	Hypercom Corp. ‡ ^	474
44,400	Isilon Systems, Inc. ‡ ^	571
39,600	STEC Inc. ‡ ^	497
	Construction & Engineering — 0.9%
67,587	MasTec, Inc. ‡ ^	635
35,006	Orion Marine Group, Inc. ‡ ^	497
	Containers & Packaging — 1.1%
16,500	Aptargroup, Inc. ^	624
25,700	Silgan Holdings, Inc. ^	729
	Diversified Consumer Services — 2.5%
14,633	American Public Education, Inc. ‡ ^	639
19,800	Bridgepoint Education, Inc. ‡ ^	313
65,600	ChinaCast Education Corp. ‡ ^	390
30,200	Hillenbrand, Inc.	646
151,200	Princeton Review, Inc. ‡ ^	351
29,271	Sotheby’s ^	669
	Diversified Financial Services — 2.0%
22,500	Cash America International, Inc. ^	771
46,709	Encore Capital Group, Inc. ‡ ^	962
30,531	First Cash Financial Services, Inc. ‡ ^	666
	Diversified Telecommunication Services — 0.3%
9,200	Atlantic Tele-Network, Inc. ^	380
	Electrical Equipment — 2.1%
296,249	Capstone Turbine Corp. ‡ ^	290
37,900	EnerSys ‡ ^	810
2,910	General Cable Corp. ‡ ^	78
42,100	GrafTech International, Ltd. ‡	616
24,380	II-VI, Inc. ‡ ^	722
	Electronic Equipment & Instruments — 0.6%
26,900	Maxwell Technologies, Inc. ‡ ^	307
61,800	Power-One, Inc. ‡ ^	417
	Energy Equipment & Services — 3.5%
49,400	Complete Production Services, Inc. ‡ ^	706
5,000	Core Laboratories NV ^	737
20,899	Dawson Geophysical Co. ‡ ^	445
66,353	Hercules Offshore, Inc. ‡ ^	161
48,316	Key Energy Services, Inc. ‡ ^	444
23,908	Natural Gas Services Group, Inc. ‡ ^	362
16,900	Oil States International, Inc. ‡	669
12,800	OYO Geospace Corp. ‡ ^	621
	Food & Staples Retailing — 0.1%
35,301	QKL Stores, Inc. ‡ ^	148
	Food Products — 1.0%
22,147	Calavo Growers, Inc. ^	398
26,482	Darling International, Inc. ‡ ^	199
13,719	TreeHouse Foods, Inc. ‡ ^	626
	Health Care Equipment & Supplies — 6.4%
90,212	Alphatec Holdings, Inc. ‡ ^	419
33,805	American Medical Systems Holdings, Inc. ‡ ^	748
38,900	Angiodynamics, Inc. ‡ ^	574
3,300	Atrion Corp. ^	446
16,800	Haemonetics Corp. ‡ ^	898
12,110	ICU Medical, Inc. ‡ ^	390
36,400	Immucor, Inc. ‡ ^	693
15,243	Integra LifeSciences Holdings Corp. ‡ ^	564
29,100	Invacare Corp. ^	604
20,548	Micrus Endovascular Corp. ‡ ^	427
19,500	Natus Medical, Inc. ‡ ^	318
24,900	Sirona Dental Systems, Inc. ‡ ^	867
53,991	Synovis Life Technologies, Inc. ‡	825

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Health Care Providers & Services — 3.8%
16,600	Air Methods Corp. ‡ ^	$494
31,636	Bio-Reference Labs, Inc. ‡ ^	701
7,200	Emergency Medical Services Corp. — Class A ‡ ^	353
25,600	Ensign Group, Inc. ^	423
20,023	Genoptix, Inc. ‡ ^	344
23,200	Hanger Orthopedic Group, Inc. ‡ ^	417
15,900	Magellan Health Services, Inc. ‡ ^	577
28,869	RehabCare Group, Inc. ‡ ^	629
36,464	U.S. Physical Therapy, Inc. ‡	616
	Health Care Technology — 0.7%
46,685	Omnicell, Inc. ‡	545
4,130	SXC Health Solutions Corp. ‡	303
	Hotels, Restaurants & Leisure — 2.4%
16,200	Bally Technologies, Inc. ‡ ^	525
19,906	BJ’s Restaurants, Inc. ‡ ^	470
27,700	Cheesecake Factory, Inc. ‡ ^	617
64,000	Domino’s Pizza, Inc. ‡ ^	722
47,300	Texas Roadhouse, Inc. — Class A ‡ ^	597
	Internet Software & Services — 3.0%
46,886	GigaMedia, Ltd. ‡ ^	112
87,473	Infospace, Inc. ‡ ^	658
56,614	Liveperson, Inc. ‡ ^	388
79,120	NIC, Inc. ^	507
10,200	Radware, Ltd. ‡ ^	209
46,300	United Online, Inc. ^	267
60,700	US Auto Parts Network, Inc. ‡ ^	364
79,570	Valueclick, Inc. ‡ ^	850
81,600	Web.com Group, Inc. ‡	293
	IT Services — 1.2%
43,200	CSG Systems International, Inc. ‡ ^	792
21,700	Wright Express Corp. ‡ ^	644
	Life Sciences Tools & Services — 2.5%
71,913	Bruker Corp. ‡ ^	874
26,499	ICON PLC ADR ‡ ^	766
63,044	Nektar Therapeutics ‡ ^	763
30,600	Parexel International Corp. ‡ ^	663
	Machinery — 1.6%
17,600	Briggs & Stratton Corp.	300
40,400	Columbus McKinnon Corp. ‡ ^	564
25,313	EnPro Industries, Inc. ‡ ^	712
16,300	Kennametal, Inc. ^	415
	Media — 1.9%
102,700	APAC Customer Services, Inc. ‡ ^	585
35,800	Dolan Co. ‡ ^	398
50,000	Imax Corp. ‡ ^	730
19,500	Valassis Communications, Inc. ‡	619
	Metals & Mining — 1.6%
36,574	AK Steel Holding Corp. ^	436
69,229	Stillwater Mining Co. ‡ ^	805
86,987	Thompson Creek Metals Co., Inc. ‡ ^	755
	Multiline Retail — 1.0%
59,352	99 Cents Only Stores ‡ ^	878
11,900	Big Lots, Inc. ‡ ^	382
	Multi-Utilities — 0.5%
28,200	Avista Corp. ^	551
	Oil, Gas & Consumable Fuels — 3.0%
29,100	Carrizo Oil & Gas, Inc. ‡ ^	452
24,400	Comstock Resources, Inc. ‡ ^	676
14,900	Georesources, Inc. ‡ ^	208
157,200	International Coal Group, Inc. ‡ ^	605
2,521	Magnum Hunter Resources Corp. ‡ ^	11
75,691	North American Energy Partners, Inc. ‡	668
29,700	Penn Virginia Corp. ^	597
47,000	Rex Energy Corp. ‡ ^	475
	Paper & Forest Products — 0.5%
55,376	Buckeye Technologies, Inc. ‡ ^	551
	Pharmaceuticals — 4.4%
52,200	Cardiome Pharma Corp. ‡	425
39,000	Impax Laboratories, Inc. ‡ ^	743
40,600	Medicis Pharmaceutical Corp. — Class A ^	888
48,209	Oculus Innovative Sciences, Inc. ‡ ^	98
36,200	Par Pharmaceutical Cos., Inc. ‡ ^	940
29,500	Salix Pharmaceuticals, Ltd. ‡ ^	1,152
115,249	Vivus, Inc. ‡ ^	1,107
	Professional Services — 2.2%
17,200	Advisory Board Co. ‡	739
19,600	FTI Consulting, Inc. ‡ ^	855
14,995	Heidrick & Struggles International, Inc. ^	342
47,190	TrueBlue, Inc. ‡	528
7,700	VSE Corp.	245
	Road & Rail — 2.4%
56,863	Celadon Group, Inc. ‡ ^	804
27,613	Marten Transport, Ltd. ‡ ^	574
26,200	Old Dominion Freight Line, Inc. ‡ ^	920
21,200	Werner Enterprises, Inc. ^	464
	Semiconductors & Semiconductor Equipment — 3.7%
57,400	Entropic Communications, Inc. ‡ ^	364
63,400	Fairchild Semiconductor International, Inc. — Class A ‡ ^	533
74,679	Mattson Technology, Inc. ‡ ^	283
53,500	Microsemi Corp. ‡ ^	783
16,758	NVE Corp. ‡ ^	729
98,200	O2Micro International, Ltd. ADR ‡	583
90,900	PMC-Sierra, Inc. ‡	684
60,567	Zoran Corp. ‡ ^	578
	Software — 9.8%
78,400	Actuate Corp. ‡ ^	349
106,863	Clicksoftware Technologies, Ltd. ‡	569
131,100	Compuware Corp. ‡ ^	1,045
63,330	EPIQ Systems, Inc. ‡ ^	819
38,140	Interactive Intelligence, Inc. ‡ ^	627
32,362	JDA Software Group, Inc. ‡	711
17,200	Manhattan Associates, Inc. ‡ ^	474
42,100	NET 1 UEPS Technologies, Inc. ‡ ^	565
8,500	Open Text Corp. ‡ ^	319
26,600	Parametric Technology Corp. ‡	417
20,400	Progress Software Corp. ‡ ^	613
15,100	Quality Systems, Inc. ^	876
27,256	Quest Software, Inc. ‡ ^	492
36,254	Radiant Systems, Inc. ‡ ^	524

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	Software — (continued)
75,883	Smith Micro Software, Inc. ‡ ^	$722
28,700	Solera Holdings, Inc.	1,038
33,751	TeleCommunication Systems, Inc. — Class A ‡ ^	140
63,800	TIBCO Software, Inc. ‡	769
25,249	Tyler Technologies, Inc. ‡ ^	392
12,200	Ultimate Software Group, Inc. ‡ ^	401
	Specialty Retail — 7.7%
42,204	Aaron’s, Inc. ^	720
131,300	Casual Male Retail Group, Inc. ‡	449
33,600	Dress Barn, Inc. ‡ ^	800
61,000	Finish Line, Inc. — Class A ^	849
26,644	Genesco, Inc. ‡ ^	701
27,007	hhgregg, Inc. ‡ ^	630
33,886	Hibbett Sports, Inc. ‡ ^	812
204	Jo-Ann Stores, Inc. ‡ ^	8
10,680	JOS A. Bank Clothiers, Inc. ‡ ^	577
19,300	Monro Muffler Brake, Inc. ^	763
52,324	Penske Automotive Group, Inc. ‡ ^	594
94,900	PEP Boys-Manny Moe & Jack ^	841
12,314	Shoe Carnival, Inc. ‡	253
27,503	Ulta Salon Cosmetics & Fragrance, Inc. ‡ ^	651
26,700	Williams-Sonoma, Inc. ^	663
	Textiles, Apparel & Luxury Goods — 4.7%
28,800	Carter’s, Inc. ‡ ^	756
6,200	Deckers Outdoor Corp. ‡ ^	885
16,500	Fossil, Inc. ‡ ^	573
52,856	Iconix Brand Group, Inc. ‡ ^	760
42,400	Jones Apparel Group, Inc. ^	672
32,600	Maidenform Brands, Inc. ‡ ^	664
25,477	Steven Madden, Ltd. ‡ ^	803
14,975	Warnaco Group, Inc. ‡	541
	Thrifts & Mortgage Finance — 0.8%
30,300	Provident Financial Services, Inc. ^	354
38,800	Washington Federal, Inc. ^	628
	Wireless Telecommunication Services — 1.2%
64,400	Novatel Wireless, Inc. ‡ ^	370
52,551	Syniverse Holdings, Inc. ‡ ^	1,074

	Total Common Stocks
	(cost $114,498)	119,389

	SECURITIES LENDING COLLATERAL — 25.7%
31,173,907	State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	31,174
	Total Securities Lending Collateral (cost $31,174)
	WARRANT — 0.0%¥
	Krispy Kreme Doughnuts, Inc. ‡
141	Expiration: 03/02/2012
	Exercise Price: $12.21	♦
	Total Warrant (cost $♦)

Principal

	REPURCHASE AGREEMENT — 1.5%
$1,869	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $1,869 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $1,907.	1,869
	Total Repurchase Agreement (cost $1,869)

	Total Investment Securities (cost $147,541) #	152,432
	Other Assets and Liabilities — Net	(31,162)

	Net Assets	$121,270

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $30,303.

‡	Non-income producing security.

¥	Percentage rounds to less than 0.1%.

♦	Value is less than $1.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $147,541. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,914 and $10,023, respectively. Net unrealized appreciation for tax purposes is $4,891.

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
DEFINITION:
ADR     American Depositary Receipt
Valuation Summary:

Investment Securities	Level 1	Level 2		Level 3	Total

Equities — Consumer Discretionary	$27,171	$	♦	$—	$27,171
Equities — Consumer Staples	1,718		—	—	1,718
Equities — Energy	7,837		—	—	7,837
Equities — Financials	6,096		—	—	6,096
Equities — Health Care	23,414		—	—	23,414
Equities — Industrials	16,610		—	—	16,610
Equities — Information Technology	28,142		—	—	28,142
Equities — Materials	5,662		—	—	5,662
Equities — Telecommunication Services	2,188		—	—	2,188
Equities — Utilities	551		—	—	551
Cash & Cash Equivalent — Securities Lending Collateral	31,174		—	—	31,174
Cash & Cash Equivalent — Repurchase Agreement	—		1,869	—	1,869

Total	$150,563		$1,869	$—	$152,432

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts except share amounts in thousands)
(Unaudited)

Shares		Value

	PREFERRED STOCK — 1.9%
	Germany — 1.9%
162,082	Volkswagen AG, 3.03% ▲	$14,223
	Total Preferred Stock (cost $14,730)

	COMMON STOCKS - 96.1%
	Australia — 2.0%
488,801	BHP Billiton, Ltd.	15,206
	Brazil — 5.0%
1,653,500	BM&F BOVESPA SA	10,626
277,400	Empresa Brasileira de Aeronautica SA ADR ^	5,812
491,200	Natura Cosmeticos SA	10,885
313,310	Petroleo Brasileiro SA ADR ^	10,753
	Canada — 5.5%
290,450	Canadian National Railway Co. ^	16,647
312,600	Canadian Natural Resources, Ltd.	10,374
107,400	Potash Corp. of Saskatchewan, Inc.	9,262
174,000	Thomson Reuters Corp. ^	6,227
	China — 6.7%
1,813,000	China Life Insurance Co., Ltd. — Class H	7,965
7,081,095	China Merchants Bank Co., Ltd. — Class H	16,896
25,100,000	Industrial & Commercial Bank of China — Class H	18,258
2,208,400	Sinopharm Group Co. — Class H	8,026
	Denmark — 3.9%
265,520	Novo Nordisk A/S — Class B	21,452
204,053	Vestas Wind Systems A/S ‡	8,492
	France — 7.2%
124,449	Air Liquide SA	12,568
249,513	BNP Paribas	13,424
139,442	Lafarge SA ^	7,603
165,933	LVMH Moet Hennessy Louis Vuitton SA	18,061
98,040	Publicis Groupe SA ^	3,911
	Germany — 5.0%
84,400	Deutsche Bank AG	4,741
254,600	Fresenius Medical Care AG & Co., KGaA	13,737
452,161	SAP AG	20,106
	Guernsey, Channel Islands — 1.2%
352,900	Amdocs, Ltd. ‡	9,475
	Hong Kong — 4.3%
10,913,770	CNOOC, Ltd.	18,409
926,900	Hong Kong Exchanges & Clearing, Ltd.	14,457
	Ireland — 1.1%
216,500	Covidien PLC	8,699
	Israel — 3.3%
489,694	Teva Pharmaceutical Industries, Ltd. ADR	25,459
	Italy — 0.8%
2,457,056	Intesa Sanpaolo SpA	6,471
	Japan — 9.0%
248,296	Canon, Inc.	9,254
6,971	Dai-ichi Life Insurance Co., Ltd.	9,666
72,294	Fanuc, Ltd.	8,164
828,100	Komatsu, Ltd.	14,911
3,030,100	Mitsubishi UFJ Financial Group, Inc.	13,759
382,500	Toyota Motor Corp.	13,142
	Korea, Republic of — 1.7%
113,230	Hyundai Motor Co.	13,249
	Mexico — 3.0%
245,609	America Movil SAB de CV — Series L ADR	11,666
5,120,400	Wal-Mart de Mexico SAB de CV — Series V ^	11,343
	Netherlands — 1.6%
1,110,300	ING Groep NV ‡	8,216
305,700	Koninklijke KPN NV	3,897
	Spain — 1.4%
566,373	Telefonica SA	10,492
	Sweden — 2.0%
563,116	Hennes & Mauritz AB — Class B ^	15,476
	Switzerland — 7.2%
186,096	Julius Baer Group, Ltd.	5,306
416,187	Logitech International SA ‡ ^	5,634
312,854	Nestle SA	15,085
357,271	Novartis AG	17,314
84,892	Roche Holding AG	11,685
	Taiwan — 1.3%
982,900	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,593
	Turkey — 1.2%
340,817	Turkcell Iletisim Hizmet AS	1,768
1,731,400	Turkiye Garanti Bankasi AS	7,205
	United Kingdom — 19.4%
1,827,141	ARM Holdings PLC ^	7,562
543,573	British American Tobacco PLC	17,251
1,171,719	British Sky Broadcasting Group PLC	12,236
1,145,621	Cairn Energy PLC ‡	7,038
474,698	Carnival PLC	15,376
3,602,310	Kingfisher PLC	11,284
663,937	Pearson PLC	8,732
319,491	Reckitt Benckiser Group PLC	14,861
361,156	SABMiller PLC	10,127
851,541	Smith & Nephew PLC	8,045
721,755	Standard Chartered PLC	17,575
3,283,557	Tesco PLC	18,524
	United States — 2.3%
208,000	Schlumberger, Ltd. ^	11,510
237,400	Southern Copper Corp.	6,301

	Total Common Stocks (cost $660,904)	737,249

	SECURITIES LENDING COLLATERAL - 6.7%
51,589,376	State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25%▲	51,589
	Total Securities Lending Collateral (cost $51,589)

Principal

	REPURCHASE AGREEMENT — 0.2%
$1,402	State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2010, to be repurchased at $1,402 on 07/01/2010. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, and with a value of $1,433.	1,402
	Total Repurchase Agreement (cost $1,402)

	Total Investment Securities (cost $728,625) #	804,463
	Other Assets and Liabilities — Net	(37,277)

	Net Assets	$767,186

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	(7,178)	07/26/2010	($9,699)	$921
Euro	8,176	07/26/2010	11,005	(1,006)
Euro	(16,175)	07/26/2010	(22,757)	2,975
Euro	(16,150)	07/26/2010	(22,202)	2,450
Euro	(6,950)	07/26/2010	(9,640)	1,140
Mexican Peso	(295,800)	11/30/2010	(22,322)	(177)
Mexican Peso	32,836	11/30/2010	2,504	(6)
Pound Sterling	(10,322)	11/18/2010	(14,903)	(517)

Pound Sterling	(11,829)	11/18/2010	(17,196)	(476)

				$5,304

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 06/30/2010.

^	All or a portion of this security is on loan. The value of all securities on loan is $49,095.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $728,625. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $117,331 and $41,493, respectively. Net unrealized appreciation for tax purposes is $75,838.
DEFINITION:
ADR     American Depositary Receipt
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total

Equities — Consumer Discretionary	$6,227	$125,690	$—	$131,917
Equities — Consumer Staples	22,228	75,848	—	98,076
Equities — Energy	32,638	25,447	—	58,085
Equities — Financials	10,626	143,940	—	154,566
Equities — Health Care	34,160	80,259	—	114,419
Equities — Industrials	22,457	31,566	—	54,023
Equities — Information Technology	19,068	42,556	—	61,624
Equities — Materials	15,563	35,377	—	50,940
Equities — Telecommunication Services	11,666	16,156	—	27,822
Cash & Cash Equivalent — Securities Lending Collateral	51,589	—	—	51,589
Cash & Cash Equivalent — Repurchase Agreement	—	1,402	—	1,402

Total	$226,222	$578,241	$—	$804,463

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Contracts — Appreciation	$—	$7,486	$—	$7,486
Forward Foreign Currency Contracts — Depreciation	—	(2,182)	—	(2,182)

Total	$—	$5,304	$—	$5,304

*	Other financial instruments are derivative instruments including, but not limited to, Futures Contracts, Forward Foreign Currency Contracts, and Swap Contracts that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	11.7%	$93,589
Pharmaceuticals	10.3	83,936
Oil, Gas & Consumable Fuels	5.8	46,574
Automobiles	5.0	40,614
Diversified Financial Services	4.1	33,300
Media	3.9	31,105
Food & Staples Retailing	3.7	29,867
Software	3.7	29,582
Specialty Retail	3.3	26,760
Machinery	2.9	23,074
Chemicals	2.7	21,830
Metals & Mining	2.7	21,507
Textiles, Apparel & Luxury Goods	2.2	18,061
Insurance	2.2	17,631
Tobacco	2.1	17,251
Semiconductors & Semiconductor Equipment	2.1	17,155
Health Care Equipment & Supplies	2.1	16,744
Road & Rail	2.1	16,646
Hotels, Restaurants & Leisure	1.9	15,376
Food Products	1.9	15,085
Household Products	1.8	14,861
Diversified Telecommunication Services	1.8	14,388
Health Care Providers & Services	1.7	13,737
Wireless Telecommunication Services	1.7	13,434
Energy Equipment & Services	1.4	11,511
Personal Products	1.4	10,885
Beverages	1.3	10,127
Capital Markets	1.3	10,047
Office Electronics	1.2	9,254
Electrical Equipment	1.1	8,492
Construction Materials	0.9	7,603
Aerospace & Defense	0.7	5,812
Computers & Peripherals	0.7	5,634

Investment Securities, at Value	93.4	751,472
Short-Term Investments	6.6	52,991

Total Investments	100.0%	$804,463

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

STATEMENTS OF ASSETS AND LIABILITIES
At June 30, 2010
(all amounts in thousands)
(unaudited)

			Inflation-
		High Quality	Protected
	Money Market	Bond	Securities	Core Bond	High Yield Bond	Balanced
Assets:
Investment securities, at value	$1,060,073	$481,873	$333,508	$2,046,138	$608,109	$118,095
Repurchase agreements, at value	115,152	937	4,873	181,466	6,149	7,337
Cash on deposit with broker	—	—	—	3,559	—	330
Cash	—	—	—	2,979	—	—
Foreign currency, at value	—	—	12	114	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	114	474	—	13
Swap agreements, at value	—	—	3,876	19,563	—	—
Receivables:
Due from Advisor	—	—	—	—	—	5
Investment securities sold	—	4,014	—	1,064,919	7,429	7,703
Interest	1,086	2,892	2,717	11,671	12,317	393
Dividends	—	—	— (a)	—	—	57
Securities lending income (net)	—	— (a)	—	5	—	1
Variation margin	—	—	34	533	—	18

	1,176,311	489,716	345,134	3,331,421	634,004	133,952

Liabilities:
Accounts payable and accrued liabilities:
Collateral for securities on loan	—	4,970	—	144,819	—	—
Investment securities purchased	—	4,750	2	1,273,762	2,624	15,700
Advisory fees	266	149	109	542	315	50
Custody fees	25	8	16	44	16	21
Audit and tax fees	13	15	14	7	14	17
Other	10	3	32	39	2	2
Swap agreements, at value	—	—	4,073	30,487	—	—
Securities sold short, at value	—	—	—	183,136	—	—
Written options and swaptions, at value	—	—	1,371	19,444	—	16
Unrealized depreciation on forward foreign currency contracts	—	—	—	114	—	10

	314	9,895	5,617	1,652,394	2,971	15,816

Net Assets	$1,175,997	$479,821	$339,517	$1,679,027	$631,033	$118,136

Investment securities, at cost	$1,060,073	$475,690	$323,813	$2,037,056	$607,504	$128,638
Repurchase agreements, at cost	$115,152	$937	$4,873	$181,466	$6,149	$7,337
Foreign currency, at cost	$—	$—	$11	$114	$—	$—
Securities loaned, at value	$—	$4,868	$—	$141,842	$—	$—
Proceeds from securities sold short	$—	$—	$—	$181,247	$—	$—
Premium paid on swap agreements	$—	$—	$—	$878	$—	$—
Premium received on swap agreements	$—	$—	$—	$7,344	$—	$—
Premium on written options and swaptions	$—	$—	$1,292	$18,926	$—	$12

	Large Value	Large Core	Large Growth	Mid Value	Mid Growth	Small Value
Assets:
Investment securities, at value	$914,362	$225,404	$1,013,015	$916,847	$222,246	$115,720
Repurchase agreements, at value	18,358	1,354	4,229	27,425	815	2,498
Foreign currency, at value	—	—	—	6	—	—
Receivables:
Investment securities sold	23,243	9,248	10,259	2,065	—	—
Interest	— (a)	— (a)	— (a)	— (a)	— (a)	— (a)
Dividends	930	271	1,071	981	35	111
Dividend reclaims	—	—	55	12	—	—
Securities lending income (net)	5	2	14	23	4	1

	956,898	236,279	1,028,643	947,359	223,100	118,330

Liabilities:
Accounts payable and accrued liabilities:
Collateral for securities on loan	18,317	215	18,782	190,924	7,411	—
Investment securities purchased	7,960	2,572	4,060	9,257	—	—
Advisory fees	406	136	608	478	152	94
Custody fees	41	29	34	13	6	18
Audit and tax fees	9	16	5	21	24	12
Other	47	5	30	10	3	2

	26,780	2,973	23,519	200,703	7,596	126

Net Assets	$930,118	$233,306	$1,005,124	$746,656	$215,504	$118,204

Investment securities, at cost	$944,106	$235,903	$1,009,338	$909,201	$213,680	$111,699
Repurchase agreements, at cost	$18,358	$1,354	$4,229	$27,425	$815	$2,498
Foreign currency, at cost	$—	$—	$—	$6	$—	$—
Securities loaned, at value	$17,886	$209	$18,333	$186,330	$7,247	$—

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

STATEMENTS OF ASSETS AND LIABILITIES (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

					International
	Small Core		Small Growth		Equity
Assets:
Investment securities, at value	$359,401		$150,563		$803,061
Repurchase agreements, at value	4,937		1,869		1,402
Foreign currency, at value	—		—		1,261
Unrealized appreciation on forward foreign currency contracts	—		—		7,486
Receivables:
Due from Advisor	—		5		—
Investment securities sold	1,694		1,364		4,962
Interest	—	(a)	—	(a)	— (a)
Dividends	240		12		1,171
Dividend reclaims	—		—		3,201
Securities lending income (net)	31		7		73

	366,303		153,820		822,617

Liabilities:
Accounts payable and accrued liabilities:
Collateral for securities on loan	73,984		31,174		51,589
Investment securities purchased	2,873		1,250		890
Variation margin	13		—		—
Advisory fees	226		103		538
Custody fees	44		10		213
Audit and tax fees	15		12		13
Other	5		1		6
Unrealized depreciation on forward foreign currency contracts	—		—		2,182

	77,160		32,550		55,431

Net Assets	$289,143		$121,270		$767,186

Investment securities, at cost	$332,233		$145,672		$727,223
Repurchase agreements, at cost	$4,937		$1,869		$1,402
Foreign currency, at cost	$—		$—		$1,256
Securities loaned, at value	$72,049		$30,303		$49,095

(a)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

STATEMENTS OF OPERATIONS
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

			Inflation-
		High Quality	Protected
	Money Market	Bond	Securities	Core Bond	High Yield Bond	Balanced
Investment income:
Interest income	$1,560	$8,337	$5,266	$36,683	$30,699	$1,194
Securities lending income (net)	—	7	— (a)	15	— (a)	4
Dividend income	—	—	—	12	78	801
Withholding taxes on foreign income	—	—	(1)	—	—	— (a)

	1,560	8,344	5,265	36,710	30,777	1,999

Expenses:
Advisory	1,452	829	621	3,064	1,765	290
Custody	76	33	45	218	64	48
Audit & tax	12	13	13	15	13	14
Legal	25	10	13	40	14	3
Printing and shareholder reports	4	2	2	6	2	1
Trustee and CCO	14	6	5	22	8	2
Other	7	3	2	22	6	1

Total expenses	1,590	896	701	3,387	1,872	359

Expenses reimbursed/waived	—	—	—	—	—	(37)

Net expenses	1,590	896	701	3,387	1,872	322

Net investment income (loss)	(30)	7,448	4,564	33,323	28,905	1,677

Net realized gain (loss) on transactions from:
Investment securities	5	2,132	6,760	14,335	5,774	34
Swap agreements	—	—	163	(253)	—	(133)
Futures contracts	—	—	2,000	5,653	—	435
Written option and swaption contracts	—	—	25	14,556	—	23
Foreign currency transactions	—	—	623	3,874	—	16
Securities sold short	—	—	—	(465)	—	(111)

	5	2,132	9,571	37,700	5,774	264

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	—	2,655	2,566	43,604	(4,392)	(2,653)
Swap agreements	—	—	(1,070)	(2,914)	—	—
Futures contracts	—	—	(374)	8,094	—	119
Written option and swaption contracts	—	—	(270)	(8,704)	—	(9)
Securities sold short	—	—	—	(3,347)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	(47)	(1,051)	—	5

	—	2,655	805	35,682	(4,392)	(2,538)

Net realized and unrealized gain (loss)	5	4,787	10,376	73,382	1,382	(2,274)

Net increase (decrease) in net assets resulting from operations	$(25)	$12,235	$14,940	$106,705	$30,287	$(597)

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

STATEMENTS OF OPERATIONS (continued)
For the period ended June 30, 2010
(all amounts in thousands)
(unaudited)

	Large Value	Large Core	Large Growth	Mid Value	Mid Growth	Small Value
Investment income:
Interest income	$1	$— (a)	$— (a)	$1	$— (a)	$— (a)
Securities lending income (net)	80	31	89	93	16	8
Dividend income	12,958	2,842	7,643	7,037	493	880
Withholding taxes on foreign income	(5)	(8)	(76)	(11)	(2)	—

	13,034	2,865	7,656	7,120	507	888

Expenses:
Advisory	2,568	803	3,724	2,738	880	573
Custody	71	31	129	51	21	20
Audit & tax	15	14	15	12	13	11
Legal	41	6	24	17	5	3
Printing and shareholder reports	4	2	4	3	2	1
Trustee and CCO	15	3	16	10	3	2
Other	6	1	22	5	1	1

Total expenses	2,720	860	3,934	2,836	925	611

Expenses reimbursed/waived	—	—	(13)	—	(10)	(17)

Net expenses	2,720	860	3,921	2,836	915	594

Net investment income (loss)	10,314	2,005	3,735	4,284	(408)	294

Net realized gain (loss) on transactions from:
Investment securities	84,300	7,418	84,986	25,837	23,208	4,624
Foreign currency transactions	1	— (a)	(8)	— (a)	— (a)	—

	84,301	7,418	84,978	25,837	23,208	4,624

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	(145,658)	(29,686)	(168,565)	(57,683)	(29,737)	(6,155)
Translation of assets and liabilities denominated in foreign currencies	(2)	(1)	—	— (a)	—	—

	(145,660)	(29,687)	(168,565)	(57,683)	(29,737)	(6,155)

Net realized and unrealized (loss)	(61,359)	(22,269)	(83,587)	(31,846)	(6,529)	(1,531)

Net (decrease) in net assets resulting from operations	$(51,045)	$(20,264)	$(79,852)	$(27,562)	$(6,937)	$(1,237)

			International
	Small Core	Small Growth	Equity
Investment income:
Interest income	$— (a)	$— (a)	$— (a)
Securities lending income (net)	178	84	357
Dividend income	1,706	226	13,970
Withholding taxes on foreign income	— (a)	— (a)	(404)

	1,884	310	13,923

Expenses:
Advisory	1,292	638	3,461
Custody	72	29	282
Audit & tax	15	11	15
Legal	7	3	27
Printing and shareholder reports	2	1	5
Trustee and CCO	4	2	12
Other	2	1	6

Total expenses	1,394	685	3,808

Expenses reimbursed/waived	(22)	(25)	—

Net expenses	1,372	660	3,808

Net investment income (loss)	512	(350)	10,115

Net realized gain (loss) on transactions from:
Investment securities	31,442	11,345	42,425
Futures contracts	52	—	—
Foreign currency transactions	—	—	(1,855)

	31,494	11,345	40,570

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	(27,858)	(12,676)	(132,276)
Futures contracts	(177)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	5,176

	(28,035)	(12,676)	(127,100)

Net realized and unrealized gain (loss)	3,459	(1,331)	(86,530)

Net increase (decrease) in net assets resulting from operations	$3,971	$(1,681)	$(76,415)

(a)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS
For the period and year ended:
(all amounts in thousands)

	Money Market		High Quality Bond		Inflation-Protected Securities
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009
From operations:
Net investment income (loss)	$(30)	$4,556	$7,448	$14,943	$4,564	$3,718
Net realized gain (loss)	5	56	2,132	(415)	9,571	(842)
Change in net unrealized appreciation	—	—	2,655	22,148	805	31,871

Net increase (decrease) in net assets resulting from operations	(25)	4,612	12,235	36,676	14,940	34,747

From transactions in investors’ beneficial interests:
Contributions	451,539	1,027,545	115,064	235,138	36,997	78,906
Withdrawals	(408,424)	(1,225,052)	(124,566)	(215,958)	(82,430)	(132,841)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	43,115	(197,507)	(9,502)	19,180	(45,433)	(53,935)

Net increase (decrease) in net assets	43,090	(192,895)	2,733	55,856	(30,493)	(19,188)

Net Assets:
Beginning of period/year	1,132,907	1,325,802	477,088	421,232	370,010	389,198

End of period/year	$1,175,997	$1,132,907	$479,821	$477,088	$339,517	$370,010

	Core Bond		High Yield Bond		Balanced
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009
From operations:
Net investment income	$33,323	$67,637	$28,905	$53,541	$1,677	$4,399
Net realized gain (loss)	37,700	(29,343)	5,774	(24,341)	264	(17,018)
Change in net unrealized appreciation (depreciation)	35,682	135,401	(4,392)	205,329	(2,538)	42,670

Net increase (decrease) in net assets resulting from operations	106,705	173,695	30,287	234,529	(597)	30,051

From transactions in investors’ beneficial interests:
Contributions	230,408	545,781	137,156	120,397	4,108	19,026
Contribution in-Kind	—	164,114	—	—	—	—
Series Reorganizations	—	60,639	—	—	—	—
Withdrawals	(407,617)	(862,011)	(178,327)	(152,872)	(23,109)	(80,273)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(177,209)	(91,477)	(41,171)	(32,475)	(19,001)	(61,247)

Net increase (decrease) in net assets	(70,504)	82,218	(10,884)	202,054	(19,598)	(31,196)

Net Assets:
Beginning of period/year	1,749,531	1,667,313	641,917	439,863	137,734	168,930

End of period/year	$1,679,027	$1,749,531	$631,033	$641,917	$118,136	$137,734

	Large Value		Large Core		Large Growth
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009
From operations:
Net investment income	$10,314	$27,267	$2,005	$4,050	$3,735	$10,856
Net realized gain (loss)	84,301	(675,481)	7,418	(52,167)	84,978	(109,199)
Change in net unrealized appreciation (depreciation)	(145,660)	814,282	(29,687)	102,075	(168,565)	436,386

Net increase (decrease) in net assets resulting from operations	(51,045)	166,068	(20,264)	53,958	(79,852)	338,043

From transactions in investors’ beneficial interests:
Contributions	66,310	153,363	18,056	25,021	56,797	269,103
Contribution in-Kind	—	41,832	—	—	—	83,167
Series Reorganizations	—	879	—	—	—	94,418
Withdrawals	(348,610)	(549,649)	(45,382)	(79,857)	(313,341)	(573,994)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(282,300)	(353,575)	(27,326)	(54,836)	(256,544)	(127,306)

Net increase (decrease) in net assets	(333,345)	(187,507)	(47,590)	(878)	(336,396)	210,737

Net Assets:
Beginning of period/year	1,263,463	1,450,970	280,896	281,774	1,341,520	1,130,783

End of period/year	$930,118	$1,263,463	$233,306	$280,896	$1,005,124	$1,341,520

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the period and year ended:
(all amounts in thousands)

	Mid Value		Mid Growth		Small Value
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009
From operations:
Net investment income (loss)	$4,284	$9,785	$(408)	$(536)	$294	$1,730
Net realized gain (loss)	25,837	(182,248)	23,208	(44,907)	4,624	(24,300)
Change in net unrealized appreciation (depreciation)	(57,683)	371,554	(29,737)	98,216	(6,155)	47,791

Net increase (decrease) in net assets resulting from operations	(27,562)	199,091	(6,937)	52,773	(1,237)	25,221

From transactions in investors’ beneficial interests:
Contributions	239,835	82,637	28,554	31,031	8,480	13,079
Withdrawals	(274,278)	(103,316)	(57,862)	(61,021)	(34,766)	(49,201)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(34,443)	(20,679)	(29,308)	(29,990)	(26,286)	(36,122)

Net increase (decrease) in net assets	(62,005)	178,412	(36,245)	22,783	(27,523)	(10,901)

Net Assets:
Beginning of period/year	808,661	630,249	251,749	228,966	145,727	156,628

End of period/year	$746,656	$808,661	$215,504	$251,749	$118,204	$145,727

	Small Core		Small Growth		International Equity
	June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009
From operations:
Net investment income (loss)	$512	$2,206	$(350)	$(564)	$10,115	$13,884
Net realized gain (loss)	31,494	(117,450)	11,345	(23,946)	40,570	(416,301)
Change in net unrealized appreciation (depreciation)	(28,035)	189,213	(12,676)	67,426	(127,100)	634,486

Net increase (decrease) in net assets resulting from operations	3,971	73,969	(1,681)	42,916	(76,415)	232,069

From transactions in investors’ beneficial interests:
Contributions	16,321	33,336	9,265	14,916	61,018	111,677
Withdrawals	(71,193)	(156,923)	(39,038)	(57,621)	(261,466)	(399,757)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(54,872)	(123,587)	(29,773)	(42,705)	(200,448)	(288,080)

Net increase (decrease) in net assets	(50,901)	(49,618)	(31,454)	211	(276,863)	(56,011)

Net Assets:
Beginning of period/year	340,044	389,662	152,724	152,513	1,044,049	1,100,060

End of period/year	$289,143	$340,044	$121,270	$152,724	$767,186	$1,044,049

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS
For the period and years ended:

	Money Market
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$1,175,997		$1,132,907		$1,325,802	$1,050,796	$925,941	$765,777

Total return	—	%(a)	0.36%		2.44%	5.17%	4.86%	3.00%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.27	%(b)	0.27%		0.27%	0.28%	0.28%	0.28%
After reimbursement	0.27	%(b)	0.27%		0.27%	0.28%	0.28%	0.28%
Net investment income (loss), to average net assets	(0.01	%)(b)	0.37%		2.43%	5.01%	4.77%	2.97%

	High Quality Bond
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$479,821		$477,088		$421,232	$833,291	$817,623	$788,399

Total return	2.60	%(a)	9.83%		0.55%	5.34%	4.38%	1.95%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.38	%(b)	0.38%		0.38%	0.38%	0.38%	0.39%
After reimbursement	0.38	%(b)	0.38%		0.38%	0.38%	0.38%	0.39%
Net investment income, to average net assets	3.14	%(b)	3.75%		4.24%	4.38%	4.03%	3.25%
Portfolio turnover rate	52	%(a)	104%		64%	56%	55%	58%

	Inflation-Protected Securities
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$339,517		$370,010		$389,198	$149,013	$150,681	$261,107

Total return	4.32	%(a)	10.22%		(2.14%)	10.16%	3.48%	1.34%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.39	%(b)	0.40%		0.39%	0.42%	0.41%	0.40%
After reimbursement	0.39	%(b)	0.40%		0.39%	0.40%	0.40%	0.40%
Net investment income, to average net assets	2.57	%(b)	1.02%		4.99%	5.26%	4.50%	3.45%
Portfolio turnover rate	58	%(a)	118%		154%	340%	525%	756%

	Core Bond
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$1,679,027		$1,749,531		$1,667,313	$2,248,880	$2,077,821	$2,052,893

Total return	6.26	%(a)	12.89%		(1.83%)	6.67%	4.17%	2.38%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.39	%(b)	0.38%		0.38%	0.38%	0.38%	0.39%
After reimbursement	0.39	%(b)	0.38%		0.38%	0.38%	0.38%	0.39%
Net investment income, to average net assets	3.81	%(b)	4.45%		5.12%	4.81%	4.50%	3.99%
Portfolio turnover rate	686	%(a)	1,014	%(c)	530%	503%	487%	1,003%

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	High Yield Bond
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$631,033		$641,917		$439,863	$538,727	$502,330	$416,027

Total return	4.83	%(a)	57.21%		(28.90%)	2.02%	11.99%	3.34%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.58	%(b)	0.59%		0.58%	0.58%	0.59%	0.60%
After reimbursement	0.58	%(b)	0.59%		0.58%	0.58%	0.59%	0.60%
Net investment income, to average net assets	9.01	%(b)	10.10%		9.57%	7.97%	7.86%	7.74%
Portfolio turnover rate	43	%(a)	98%		54%	96%	93%	68%

	Balanced
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$118,136		$137,734		$168,930	$318,635	$381,649	$410,748

Total return	(1.04	%)(a)	23.45%		(26.71%)	1.79%	11.74%	5.59%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.56	%(b)	0.55%		0.53%	0.52%	0.53%	0.54%
After reimbursement	0.50	%(b)	0.50%		0.50%	0.50%	0.50%	0.50%
Net investment income, to average net assets	2.60	%(b)	3.01%		3.45%	2.87%	2.72%	2.25%
Portfolio turnover rate	99	%(a)	167%		154%	226%	224%	367%

	Large Value
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$930,118		$1,263,463		$1,450,970	$3,165,025	$3,538,944	$3,018,060

Total return	(5.72	%)(a)	16.71%		(42.94%)	(1.75%)	20.68%	6.88%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.48	%(b)	0.48%		0.48%	0.48%	0.48%	0.48%
After reimbursement	0.48	%(b)	0.48%		0.48%	0.48%	0.48%	0.48%
Net investment income, to average net assets	1.81	%(b)	2.22%		2.53%	1.68%	1.47%	1.38%
Portfolio turnover rate	37	%(a)	124	%(c)	26%	30%	31%	89%

	Large Core
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$233,306		$280,896		$281,774	$903,262	$1,159,020	$1,178,759

Total return	(8.21	%)(a)	23.36%		(36.65%)	2.11%	11.77%	7.12%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.64	%(b)	0.62%		0.65%	0.64%	0.63%	0.64%
After reimbursement	0.64	%(b)	0.62%		0.65%	0.64%	0.63%	0.64%
Net investment income, to average net assets	1.50	%(b)	1.57%		1.31%	1.08%	1.11%	0.96%
Portfolio turnover rate	30	%(a)	168%		99%	101%	73%	79%

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Large Growth
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$1,005,124		$1,341,520		$1,130,783	$2,444,761	$2,526,917	$2,587,382

Total return	(7.68	%)(a)	35.56%		(39.87%)	12.25%	4.12%	7.18%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.66	%(b)	0.65%		0.65%	0.65%	0.64%	0.65%
After reimbursement	0.65	%(b)	0.65%		0.65%	0.65%	0.64%	0.65%
Net investment income, to average net assets	0.62	%(b)	0.97%		0.92%	0.61%	0.43%	0.34%
Portfolio turnover rate	38	%(a)	102	%(c)	102%	129%	84%	76%

	Mid Value
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$746,656		$808,661		$630,249	$998,177	$936,974	$641,532

Total return	(3.63	%)(a)	32.53%		(37.73%)	2.62%	18.33%	9.77%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.69	%(b)	0.70%		0.70%	0.70%	0.71%	0.72%
After reimbursement	0.69	%(b)	0.70%		0.70%	0.70%	0.70%	0.70%
Net investment income, to average net assets	1.05	%(b)	1.44%		1.69%	1.37%	1.17%	1.28%
Portfolio turnover rate	42	%(a)	122%		68%	69%	80%	112%

	Mid Growth
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$215,504		$251,749		$228,966	$337,189	$309,909	$282,950

Total return	(3.46	%)(a)	25.24%		(41.55%)	30.42%	2.17%	13.42%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.76	%(b)	0.76%		0.75%	0.75%	0.75%	0.76%
After reimbursement	0.75	%(b)	0.75%		0.75%	0.75%	0.75%	0.75%
Net investment loss, to average net assets	(0.33	%)(b)	(0.23%)		(0.02%)	(0.23%)	(0.31%)	(0.38%)
Portfolio turnover rate	115	%(a)	214%		158%	152%	151%	142%

	Small Value
	June 30, 2010		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009		2008	2007	2006	2005
Net assets end of period/year (000’s)	$118,204		$145,727		$156,628	$185,137	$236,317	$218,749

Total return	(1.94	%)(a)	19.64%		(26.63%)	(7.74%)	9.64%	(4.70%)

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.87	%(b)	0.88%		0.87%	0.87%	0.87%	0.88%
After reimbursement	0.85	%(b)	0.85%		0.85%	0.85%	0.85%	0.85%
Net investment income, to average net assets	0.42	%(b)	1.24%		1.94%	1.36%	0.27%	0.10%
Portfolio turnover rate	24	%(a)	103%		117%	94%	105%	143%

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

FINANCIAL HIGHLIGHTS (continued)
For the period and years ended:

	Small Core
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009	2008	2007	2006	2005
Net assets end of period/year (000’s)	$289,143		$340,044	$389,662	$950,197	$1,211,556	$1,296,672

Total return	0.28	%(a)	27.64%	(36.06%)	(4.49%)	11.77%	10.53%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.86	%(b)	0.85%	0.85%	0.84%	0.85%	0.85%
After reimbursement	0.85	%(b)	0.85%	0.85%	0.84%	0.85%	0.85%
Net investment income, to average net assets	0.32	%(b)	0.67%	0.94%	0.58%	0.29%	0.09%
Portfolio turnover rate	32	%(a)	88%	106%	97%	86%	92%

	Small Growth
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009	2008	2007	2006	2005
Net assets end of period/year (000’s)	$121,270		$152,724	$152,513	$166,817	$155,003	$132,904

Total return	(2.66	%)(a)	32.99%	(37.87%)	8.64%	8.71%	0.55%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.93	%(b)	0.93%	0.93%	0.92%	1.04%	0.98%
After reimbursement	0.90	%(b)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss, to average net assets	(0.48	%)(b)	(0.38%)	(0.18%)	(0.42%)	(0.29%)	(0.41%)
Portfolio turnover rate	49	%(a)	104%	146%	144%	173%	183%

	International Equity
	June 30, 2010		December 31,	December 31,	December 31,	December 31,	December 31,
	(unaudited)		2009	2008	2007	2006	2005
Net assets end of period/year (000’s)	$767,186		$1,044,049	$1,100,060	$2,264,062	$2,101,152	$1,721,786

Total return	(8.44	%)(a)	26.10%	(49.94%)	11.69%	27.31%	11.20%

Ratios and supplemental data
Expenses to average net assets
Before reimbursement	0.83	%(b)	0.82%	0.84%	0.87%	0.87%	0.88%
After reimbursement	0.83	%(b)	0.82%	0.84%	0.87%	0.87%	0.88%
Net investment income, to average net assets	2.19	%(b)	1.39%	2.78%	2.25%	1.78%	2.03%
Portfolio turnover rate	14	%(a)	138%	174%	110%	81%	94%

(a)	Not annualized.

(b)	Annualized.

(c)	Excludes investment securities received in kind.

The notes to the financial statements are an integral part of this report.
Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 1. Organization and Significant Accounting Policies
Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company, which was organized as a series trust under the laws of the State of New York. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds: Transamerica Partners Money Market Portfolio (“Money Market”), Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”), Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”), Transamerica Partners Core Bond Portfolio (“Core Bond”), Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”), Transamerica Partners Balanced Portfolio (“Balanced”), Transamerica Partners Large Value Portfolio (“Large Value”), Transamerica Partners Large Core Portfolio (“Large Core”), Transamerica Partners Large Growth Portfolio (“Large Growth”), Transamerica Partners Mid Value Portfolio (“Mid Value”), Transamerica Partners Mid Growth Portfolio (“Mid Growth”), Transamerica Partners Small Value Portfolio (“Small Value”), Transamerica Partners Small Core Portfolio (“Small Core”), Transamerica Partners Small Growth Portfolio (“Small Growth”), and Transamerica Partners International Equity Portfolio (“International Equity”) (each a “Portfolio”; collectively, the “Portfolios”). Investments in each Portfolio may be only made by investment companies, insurance company separate accounts, common or comingled trust funds or other similar organizations or entities.
In the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or their affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.
In preparing the Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.
Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Portfolios’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of the Money Market, enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at June 30, 2010 are listed in the Schedules of Investments.
Option and swaption contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of the Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 1. (continued)
The Portfolios write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. When a Portfolio writes a covered call or put option/swaption, an amount equal to the premium received by a Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.
The portfolios purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying futures, swaps, security, commodity, or currency transaction to determine the realized gain or loss. Realized gains or losses are reflected in the realized gains or losses of investment securities on the Statement of Operations.
The underlying face amounts of open option and swaption contracts at June 30, 2010 are listed in the Schedules of Investments.
Transactions in written options were as follows:

		Notional
Inflation-Protected Securities	Premium	Amount

Balance at December 31, 2009	$146	$1,485
Sales	—	—
Closing Buys	(146)	(1,485)
Expirations	—	—
Exercised	—	—

Balance at June 30, 2010	$—	$—

		Notional
Core Bond	Premium	Amount

Balance at December 31, 2009	$893	$2,961
Sales	632	585
Closing Buys	(663)	(2,468)
Expirations	(241)	(508)
Exercised	—	—

Balance at June 30, 2010	$621	$570

		Notional
Balanced	Premium	Amount

Balance at December 31, 2009	$30	$168
Sales	31	121
Closing Buys	(36)	(170)
Expirations	(13)	(81)
Exercised	—	—

Balance at June 30, 2010	$12	$38

Transactions in written swaptions were as follows:

		Notional
Inflation-Protected Securities	Premium	Amount

Balance at December 31, 2009	$946	$19,200
Sales	346	5,000
Closing Buys	—	—
Expirations	—	—
Exercised	—	—

Balance at June 30, 2010	$1,292	$24,200

		Notional
Core Bond	Premium	Amount

Balance at December 31, 2009	$26,800	$576,400
Sales	28,291	902,800
Closing Buys	(16,038)	(411,260)
Expirations	(20,748)	(658,740)
Exercised	—	—

Balance at June 30, 2010	$18,305	$409,200

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 1. (continued)
Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contracts, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at June 30, 2010 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the daily market value of the contract.
Swap agreements: Swap agreements are privately negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Certain Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Certain Portfolios sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 1. (continued)
Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Short sales: A short sale is a transaction in which a Portfolio, with the exception of the Money Market, sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act, as amended. The Portfolios incur a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Portfolios must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Porfolios may be unable to replace borrowed securities sold short.
The Portfolios investing in short sales are liable for any income payable on securities while those securities are in a short position and also bear other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs, if any, are reported in the Statements of Operations.
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Portfolios, with the exception of the Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios that participate in such syndications, or can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Portfolios have direct recourse against the corporate borrowers, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Portfolios held no unsecured loan participations at June 30, 2010.
To be announced purchase commitments (“TBA”): TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury Inflation-Protected Securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2010 are listed in the Schedules of Investments.

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 1. (continued)
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.
The PIKs at June 30, 2010 are listed in the Schedules of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Portfolios’ securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Portfolios seek to increase their net investment income through the receipt of interest (after rebates and fees).
Such income is reflected separately on the Statements of Operations. The value of loaned securities and related collateral outstanding at June 30, 2010 are shown in the Schedules of Investments and Statements of Assets and Liabilities.
Income from loaned securities on the Statements of Operations is net of fees earned by the lending agent for its services.
Commission recapture: The sub-advisers of certain Portfolios, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Portfolios with broker/dealers with which other Funds or Portfolios advised by Transamerica Asset Management, Inc. (“TAM”) have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer from security transactions to a Portfolio. In no event will commissions paid by the Portfolios be used to pay expenses that would otherwise be borne by any other Funds or Portfolios advised by TAM or by any other party.
Commissions recaptured for the period ended June 30, 2010, are included in net realized gains/(losses) on the Statements of Operations and are summarized as follows:

Portfolio	Commissions

Large Growth	$84
Mid Value	165
Mid Growth	43
Small Value	47
Small Core	27
Small Growth	94

Portfolios not listed in the above table did not have any commissions recaptured during the period ended June 30, 2010.
Security transactions and investment income: Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are calculated on the specific identification basis. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.
Dividend income related to a Real Estate Investment Trust (“REIT”) is recorded at the amount of distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts.
All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Portfolio at the time of such determination.

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 1. (continued)
Market and credit risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations associated with its mortgage-backed securities, including its guaranty obligations. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
Foreign taxes: The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolios invest.
Note 2. Security Valuations
All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing each Portfolio’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 2. (continued)
Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts (“ADRs”), financial futures, Exchange Traded Funds (“ETFs”), and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Option contracts and derivative instruments are carried at unrealized appreciation/depreciation, including forward contracts, swap contracts, and futures contracts. These are generally categorized as a Level 2 in the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.
The hierarchy classification of inputs used to value the Portfolios’ investments at June 30, 2010 as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of each Portfolio’s Schedule of Investments.

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 3. Related Party Transactions
TAM is the Portfolios’ investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly-owned subsidiaries of AEGON NV. AUSA is wholly-owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.
Transamerica Financial Life Insurance Company (“TFLIC”) is a wholly-owned subsidiary of AEGON USA. The percentage of each Portfolio that is owned by TFLIC sub-accounts is as follows:

Investments in
TFLIC Sub-accounts	Portfolio

Money Market	4.58%
High Quality Bond	13.27
Inflation-Protected Securities	14.90
Core Bond	8.85
High Yield Bond	5.96
Balanced	47.51
Large Value	28.57
Large Core	46.73
Large Growth	27.86
Mid Value	4.64
Mid Growth	1.91
Small Value	2.63
Small Core	44.67
Small Growth	2.66
International Equity	17.71

Diversified Investment Advisors Collective Investment Trust (“CIT”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of AEGON USA. The percentage of each Portfolio that is owned by CIT sub-accounts is as follows:

Investments in
CIT Sub-accounts	Portfolio

Money Market	16.12%
High Quality Bond	39.64
Inflation-Protected Securities	14.19
Core Bond	29.83
High Yield Bond	26.63
Balanced	5.24
Large Value	19.06
Large Core	11.40
Large Growth	20.80
Mid Value	12.28
Mid Growth	37.31
Small Value	41.73
Small Core	11.60
Small Growth	39.36
International Equity	27.03

Transamerica Asset Management, Inc. Collective Trust Funds (“CTF”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of AEGON USA. The percentage of each Portfolio that is owned by CTF sub-accounts is as follows:

Investments in
CTF Sub-accounts	Portfolio

Money Market	0.27%
High Quality Bond	6.29
Inflation-Protected Securities	3.94
Core Bond	5.96
High Yield Bond	16.06
Balanced	—
Large Value	4.22
Large Core	3.19
Large Growth	2.18
Mid Value	24.92
Mid Growth	8.82
Small Value	4.47
Small Core	1.19
Small Growth	4.31
International Equity	4.64

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 3. (continued)
Transamerica Fund Services, Inc. (“TFS”) is the Portfolios’ administrator. TAM and TFS are affiliates of AEGON NV.
Certain officers and trustees of the Series Portfolio and of the entities that invest in the Series Portfolio are also officers of TAM or its affiliates. None of the non-independent trustees receive compensation for services as trustees of the Series Portfolio or the entities that invest in the Series Portfolio.
Investment advisory fees: TAM manages the assets of each Portfolio of the Series Portfolio pursuant to the Investment Advisory Agreement with the Series Portfolio. For its services, TAM receives fees from each Portfolio, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Portfolios’ average daily net assets (“ANA”).
For each Portfolio, TAM has entered into Investment Sub-Advisory Agreements with the Portfolios’ sub-advisers. It is the responsibility of each sub-adviser to make the day-to-day investment decisions of the Portfolios and to place the purchase and sales orders for securities transactions of the Portfolios, subject in all cases to the general supervision of TAM.
Payment of fees to the sub-advisers is the responsibility of TAM, and is not an additional expense of a Portfolio.

Advisory
Portfolio	Fee

Money Market	0.25%
High Quality Bond	0.35
Inflation-Protected Securities	0.35
Core Bond	0.35
High Yield Bond	0.55
Balanced	0.45
Large Value	0.45
Large Core	0.60
Large Growth	0.62
Mid Value	0.67
Mid Growth	0.72
Small Value	0.82
Small Core	0.80
Small Growth	0.87
International Equity	0.75

TAM has voluntarily elected to waive fees to the extent the total operating expenses of a Portfolio exceed the following expense caps (as a proportion of ANA):

Portfolio	Expense Cap

Money Market	0.30%
High Quality Bond	0.40
Inflation-Protected Securities	0.40
Core Bond	0.40
High Yield Bond	0.60
Balanced	0.50
Large Value	0.50
Large Core	0.65
Large Growth	0.65
Mid Value	0.70
Mid Growth	0.75
Small Value	0.85
Small Core	0.85
Small Growth	0.90
International Equity	0.90

Such fee waivers are not subject to recoupment by TAM in future years.
TAM also may contribute to the Portfolios from time to time to help them maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time.
Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), or investment options under Transamerica Partners Institutional Funds and Transamerica Institutional Asset Allocation Funds, as elected by the Trustee.

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 3. (continued)
Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of TAM or sub-advisers for the period ended June 30, 2010 were as follows:

Brokerage
Portfolio	Commissions

Balanced	$1

Note 4. Investment Transactions
The cost of securities purchased and proceeds from securities sold (excluding short-term securities and in-kind contributions or withdrawals) for the period ended June 30, 2010 were as follows:

			Proceeds from maturities and sales of
	Purchases of securities:		securities:
Portfolio	Long-term	U.S. Government	Long-term	U.S. Government

Money Market	$—	$—	$—	$—
High Quality Bond	214,627	40,512	113,371	135,757
Inflation-Protected Securities	—	210,319	111	246,834
Core Bond	11,035,078	3,523,979	11,140,834	3,593,929
High Yield Bond	265,195	—	287,135	—
Balanced	115,082	11,131	129,378	12,998
Large Value	410,244	—	686,228	—
Large Core	78,203	—	107,359	—
Large Growth	446,636	—	701,758	—
Mid Value	326,301	—	345,416	—
Mid Growth	273,445	—	302,736	—
Small Value	31,897	—	55,417	—
Small Core	100,111	—	151,997	—
Small Growth	69,501	—	97,004	—
International Equity	129,225	—	323,638	—

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 5. Derivative Financial Instruments
Inflation-Protected Securities Portfolio:
The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of Forward Foreign Currency Contracts, Futures Contracts, and Written Options and Swaptions held at period end is indicative of the volume held throughout the period. The volume of Purchased Options and Swaptions, as well as Swaps held throughout the period increased steadily, starting at one and six contracts respectively and ending at three and 16 contracts respectively. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange
Location	contracts	contracts	Total

Asset derivatives
Purchased options and swaptions, at value	$571	$—	$571
Swap agreements, at value	3,876	—	3,876
Unrealized appreciation on futures contracts	192	—	192 *
Unrealized appreciation on forward currency contracts	—	114	114
Liability derivatives
Written options and swaptions, at value	(1,371)	—	(1,371)
Swap agreements, at value	(4,073)	—	(4,073)
Unrealized depreciation on futures contracts	(448)	—	(448) *

Total	$(1,253)	$114	$(1,139)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange
Location	contracts	contracts	Total

Realized Gain/(Loss) on derivatives recognized in income
Net realized (loss) on purchased options and swaptions	$(125)	$—	$(125)
Net realized gain on written options and swaptions	25	—	25
Net realized gain on swap agreements	163	—	163
Net realized gain on futures contracts	2,000	—	2,000
Net realized gain on foreign currency transactions	—	618	618
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net (decrease) in unrealized (depreciation) on purchased options and swaptions	(220)	—	(220)
Net (decrease) in unrealized (depreciation) on futures contracts	(270)	—	(270)
Net (decrease) in unrealized (depreciation) on swap agreements	(992)	—	(992)
Net (decrease) in unrealized (depreciation) on written options and swaptions	(374)	—	(374)
Net (decrease) in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	(38)	(38)

Total	$207	$580	$787

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts.
Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 5. (continued)
Core Bond Portfolio:
The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of Forward Foreign Currency Contracts, Future Contracts, and Purchased Options and Swaptions held at period end is indicative of the volume held throughout the period. The volume of Written Options and Swaptions held throughout the period decreased from 24 contracts at the beginning of the period to 17 contracts at the end of the period. In addition, the volume of Swaps held throughout the period increased beginning at 29 contracts and ending at 50 contracts. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange	Credit
Location	contracts	contracts	contracts	Total

Asset Derivatives
Purchased options and swaptions, at value	$12,582	$—	$—	$12,582
Swap agreements, at value	18,653	—	27	18,680
Unrealized appreciation on futures contracts	3,519	—	—	3,519 *
Unrealized appreciation on forward currency contracts	—	474	—	474
Liability derivatives
Written options and swaptions, at value	(19,444)	—	—	(19,444)
Swap agreements, at value	(28,694)	—	(910)	(29,604)
Unrealized depreciation on futures contracts	(288)	—	—	(288)*
Unrealized depreciation on forward currency contracts	—	(114)	—	(114)

Total	$(13,672)	$360	$(883)	$14,195

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange	Credit
Location	contracts	contracts	contracts	Total

Realized Gain/(Loss) on derivatives recognized in income
Net realized (loss) on purchased options and swaptions	$(4,868)	$—	$—	$(4,868)
Net realized gain on written options and swaptions	14,556	—	—	14,556
Net realized gain/(loss) on swap agreements	3,050	—	(3,303)	(253)
Net realized gain on futures contracts	5,653	—	—	5,653
Net realized gain on foreign currency transactions	—	4,937	—	4,937
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on purchased options and swaptions	1,136	—	—	1,136
Net (decrease) in unrealized (depreciation) on written options and swaptions	(8,704)	—	—	(8,704)
Net increase (decrease) in unrealized appreciation/(depreciation) on swap agreements	(4,751)	—	2,530	(2,221)
Net increase in unrealized appreciation on futures contracts	8,094	—	—	8,094
Net (decrease) in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	—	(1,038)	—	(1,038)

Total	$14,166	$3,899	$(773)	$17,292

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts.
Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 5. (continued)
Balanced Portfolio:
The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of Purchased Options, Written Options and Futures Contracts held at period end is indicative of the volume held throughout the period. The volume of Forward Foreign Currency Contracts held throughout the period increased from zero contracts at the beginning of the period to six contracts at the end of the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange	Equity
Location	contracts	contracts	contracts	Total

Asset Derivatives
Purchased options and swaptions, at value	$18	$—	$—	$18
Unrealized appreciation on futures contracts	187	—	—	187	*
Unrealized appreciation on forward currency contracts	—	13	—	13
Liability derivatives
Written options and swaptions, at value	(16)	—	—	(16)
Unrealized depreciation on futures contracts	(69)	—	(54)	(123	)*
Unrealized depreciation on forward currency contracts	—	(10)	—	(10)

Total	$120	$3	$(54)	$69

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Derivatives not accounted for as hedging instruments

	Interest rate	Foreign exchange	Equity
Location	contracts	contracts	contracts	Total

Realized Gain/(Loss) on derivatives recognized in income
Net realized (loss) on purchased options and swaptions	$(16)	$—	$—	$(16)
Net realized gain on written options and swaptions	23	—	—	23
Net realized (loss) on swap agreements	(133)	—	—	(133)
Net realized gain/(loss) on futures contracts	457	—	(22)	435
Net realized gain on foreign currency transactions	—	18	—	18
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on purchased options and swaptions	12	—	—	12
Net (decrease) in unrealized (depreciation) on written options and swaptions	(9)	—	—	(9)
Net increase (decrease) in unrealized appreciation/(depreciation) on futures contracts	146	—	(27)	119
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	—	3	—	3

Total	$480	$21	$(49)	$452

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts.
Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 5. (continued)
Small Core Portfolio:
The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010

Derivatives not accounted for as hedging instruments

Equity
Location	contracts

Liability derivatives
Unrealized depreciation on futures contracts	$(98)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Derivatives not accounted for as hedging instruments

Equity
Location	contracts

Realized Gain/(Loss) on derivatives recognized in income
Net realized gain on futures contracts	$52
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net (decrease) in unrealized (depreciation) on futures contracts	(177)

Total	$(125)

International Equity Portfolio:
The Portfolio is subject to various risks in the normal course of pursuing its investment objectives. The volume of derivatives held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:
Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2010

Derivatives not accounted for as hedging instruments

Foreign exchange
Location	contracts

Asset Derivatives
Unrealized appreciation on forward foreign currency contracts	$7,486
Liability derivatives
Unrealized depreciation on forward foreign currency contracts	(2,182)

Total	$5,304

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Derivatives not accounted for as hedging instruments

Equity
Location	contracts

Realized Gain/(Loss) on derivatives recognized in income
Net realized (loss) on foreign currency transactions	$(801)
Change in Unrealized Appreciation/(Depreciation) on derivatives recognized in income
Net increase in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	5,370

Total	$4,569

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts.
Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Partners Portfolios	Semi-Annual Report 2010

NOTES TO FINANCIAL STATEMENTS (Continued)
At June 30, 2010
(all amounts in thousands)
(Unaudited)
Note 6. Federal Income Tax Matters
The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in each Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the taxing authorities. Management has evaluated the Portfolios’ tax positions taken for all open tax years (2007 — 2009), or expected to be taken in the Portfolios’ 2010 tax returns, and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios identify their major tax jurisdictions as U.S. Federal, the states of Florida and New York, and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions that will change materially in the next twelve months.
Income and capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, distribution reclasses for REITs, passive foreign investment companies, and foreign currency transactions.
Note 7. Contributions in-kind
The Board of Trustees approved Agreements and Plans of Reorganizations made by and among Transamerica Partners Funds Group and Transamerica Partners Funds Group II as beneficial owners of the Series Portfolio by combining Funds with comparable investment objectives and strategies. The purpose of the transactions was to achieve a more cohesive, focused and streamlined fund complex. As a result of the fund reorganizations, the respective Portfolios, as noted below, received contributions in-kind.
On November 27, 2009, Core Bond received contributions in-kind of $224,753. The contributions in-kind included the investment portfolio of Transamerica Partners Total Return Bond Portfolio (“Total Return Bond”), with a fair value of $202,879, including $29,762 of unrealized depreciation. For financial reporting purposes, assets received by Core Bond were recorded at fair value; however, the cost basis of the investments received from Total Return Bond was carried forward to align ongoing reporting of Core Bond’s realized and unrealized gain and losses with amounts realizable for tax purposes.
On November 20, 2009, Large Growth received contributions in-kind of $177,585. The contributions in-kind included the investment portfolio of Transamerica Partners Growth Portfolio (“Growth”), with a fair value of $183,557, including $10,363 of unrealized appreciation. For financial reporting purposes, assets received by Large Growth were recorded at fair value; however, the cost basis of the investments received from Growth was carried forward to align ongoing reporting of Large Growth’s realized and unrealized gain and losses with amount realizable for tax purposes.
On November 27, 2009, Large Value received contributions in-kind of $42,711. The contributions in-kind included the investment portfolio of Transamerica Partners Value Portfolio (“Value”), with a fair value of $34,123, including $2,788 of unrealized appreciation. For financial reporting purposes, assets received by Large Value were recorded at fair value; however, the cost basis of the investments received from Value was carried forward to align ongoing reporting of Large Growth’s realized and unrealized gain and losses with amount realizable for tax purposes.
Note 8. Subsequent Events
At a meeting held on April 8, 2010, the Board of Trustees approved the termination of the investment sub-advisory agreements with Goldman Sachs Asset Management, L.P., Western Asset Management Company and Western Asset Management Company Limited, with respect to Transamerica Partners Balanced Portfolio, the underlying mutual fund in which all of the assets of Balanced is invested, and entered into new sub-advisory agreements with BlackRock Financial Management, Inc. (“BlackRock”) and J.P. Morgan Investment Management Inc. (“JPMorgan”).
At a meeting held on June 10, 2010, the Board of Trustees approved the termination of the investment sub-advisory agreement with Mesirow Financial Investment Management, Inc., with respect to Transamerica Partners Small Value Portfolio, the underlying mutual fund in which all of the assets of Small Value is invested, and entered into a new sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”).
BlackRock, JPMorgan and Wellington Management took over day-to-day management of the respective portfolios on July 9, 2010.
Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolios’ financial statements.

Transamerica Partners Portfolios	Semi-Annual Report 2010

Change of Independent Registered Certified Public Accounting Firm
PricewaterhouseCoopers LLP (“PwC”) served as independent registered certified public accounting firm through April 7, 2010. On April 8, 2010, upon recommendation by the Transamerica Partners Portfolios’ (“TPP”) Audit Committee, the TPP Board selected Ernst & Young LLP to replace PwC as the independent public accountant for the fiscal year ending December 31, 2010.
The reports of PwC on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the two most recent fiscal years and through April 7, 2010, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their reports on the financial statements for such years.
During the two most recent fiscal years and through April 7, 2010, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).
TPP has requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter will be filed as Exhibit 77 to Form N-SAR.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MONEY MARKET PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Money Market Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and GE Asset Management, Incorporated (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the Transamerica Partners Institutional Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods. It was noted that relative performance in the tightly constrained money market universe is largely a function of expenses. The Board also noted management’s observation that yields on money market funds have been below average due to a low interest rate environment. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the median for its peer group and above the median for its peer universe. The total expenses of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MONEY MARKET PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH QUALITY BOND PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners High Quality Bond Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Merganser Capital Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including composite information about fees and performance provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was in line with the median for its peer universe for the past 1- and 10-year periods and above the median for the past 3- and 5-year periods and that the Transamerica Partners Institutional Fund’s performance was in line with the median for its peer universe for the past 1-year period and above the median for the past 3- and 5-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The total expenses of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH QUALITY BOND PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Inflation-Protected Securities Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund and account managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009, noting that the Portfolio changed its name and investment objective on May 1, 2007 and that Lipper discarded the prior track record of the funds for performance comparison purposes. The Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past 1-year period and that the Transamerica Partners Institutional Fund’s performance was in line with the median for its peer universe for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The total expenses of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INFLATION-PROTECTED SECURITIES PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Core Bond Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and BlackRock Financial Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund and account managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period and that the Transamerica Partners Institutional Fund’s performance was in line with the median for its peer universe for the past 1-, 3- and 5-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The total expenses of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS CORE BOND PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners High Yield Bond Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Eaton Vance Management (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was above the median for its peer universe for the past 1-, 5- and 10-year periods and in line with the median for the past 3-year period and that the Transamerica Partners Institutional Fund’s performance was above the median for its peer universe for the past 1-, 3- and 5-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The total expenses of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. The Trustees noted that TAM would over the long term seek to address the Sub-Adviser’s negative profitability with respect to management of the Portfolio. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS HIGH YIELD BOND PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENTS

(Unaudited)
At a meeting of the Board of Trustees (the “Board” or “Board Members”) of Transamerica Partners Portfolios held on April 8, 2010, the Board considered a proposal from Transamerica Asset Management, Inc. (“TAM”): (i) to terminate Goldman Sachs Asset Management, L.P. (“GSAM”), Western Asset Management Company and Western Asset Management Company, Limited (“WAMCO”) as sub-advisers for Transamerica Partners Balanced Portfolio (the “Portfolio”) and (ii) approve investment sub-advisory agreements between TAM and BlackRock Financial Management, Inc. (“BlackRock”) and TAM and J.P. Morgan Investment Management Inc. (“JPMorgan,” together with BlackRock, the “Sub-Advisers”) (the “Sub-Advisory Agreements”) for the Portfolio.
To assist the Board in its consideration of the Sub-Advisory Agreements, the Board received in advance of the meeting certain materials and information. In addition, the independent members of the Board consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations. Among other matters, the Board Members considered:
(a) that TAM has advised the Board Members that the appointment of the Sub-Advisers is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services;
(b) that the Sub-Advisers are experienced and respected asset management firms and both have the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on an assessment of the services that the Sub-Advisers provide to other funds within the Transamerica Asset Management Group (“TAMG”) fund complex;
(c) the proposed responsibilities of the Sub-Advisers for the Portfolio and the services expected to be provided by them;
(d) the fact that the sub-advisory fees payable to the Sub-Advisers, although slightly higher, would be paid by TAM and not the Portfolio, and that the sub-advisory fees paid by TAM to the Sub-Advisers are consistent with TAM’s fiduciary duty under applicable law;
(e) that TAM recommended to the Board that BlackRock be appointed as sub-adviser to the Portfolio based on its desire to engage a sub-adviser with the ability to implement a core bond strategy similar to that currently used by BlackRock in advising Transamerica Partners Core Bond Portfolio, and with a proven performance record for that program; and
(f) that TAM recommended to the Board that JPMorgan be appointed as sub-adviser to the Portfolio based on its desire to engage a sub-adviser with the ability to implement an enhanced index strategy similar to that currently used by JPMorgan in advising Transamerica JPMorgan Enhanced Index VP, and with a proven performance record for that program.
Discussed below are some of the material factors considered by the Board. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Sub-Advisory Agreements, and each Board Member attributed different weight to the various factors.
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by the Sub-Advisers under the Sub-Advisory Agreements, the Board Members considered, among other things, information and assurances provided by TAM and the Sub-Advisers as to the operations, facilities, organization and personnel of the Sub-Advisers, and the anticipated ability of the Sub-Advisers to perform their duties under the Sub-Advisory Agreements, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board Members considered that TAM has advised the Board Members that the appointment of the Sub-Advisers is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services. The Board Members considered that the Sub-Advisers are experienced and respected asset management firms and that TAM believes that the Sub-Advisers have the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on the assessment of the services that the Sub-Advisers provide to other funds within the TAMG fund complex, including, with respect to JPMorgan, Transamerica JPMorgan Enhanced Index VP and, with respect to BlackRock, Transamerica Partners Core Bond, which serve as the model for the investment program that JPMorgan and BlackRock, respectively, intend to implement for the Portfolio if appointed as sub-advisers. The Board also noted that TAM recommended to the Board that JPMorgan and BlackRock be appointed as sub-advisers to the Portfolio based on a desire to engage sub-advisers with the ability to implement an investment program similar to that currently used by the Sub-Advisers in advising other accounts and with a proven performance record for that program..
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that the Sub-Advisers can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that the appointment of the Sub-Advisers is not expected to adversely affect the nature, quality and extent of services provided to the Portfolio.
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rates under the Sub-Advisory Agreements and noted that the sub-advisory fees payable by TAM would be slightly increased if the Sub-Advisory Agreements are implemented, however, the Board Members noted that the Portfolio does not pay the sub-advisory fees. The Board Members determined that the sub-advisory fees paid by TAM to the Sub-Advisers are consistent with TAM’s fiduciary duty under applicable law.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)
Economies of Scale. The Board Members considered the sub-advisory fee schedule and the existence of breakpoints. The Board Members concluded that they would have the opportunity to periodically reexamine whether economies of scale had been achieved, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.
Fall-Out Benefits. The Board noted that management believes that other benefits anticipated to be derived by the Sub-Advisers from their relationship with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Board Members also noted that TAM would not realize soft dollar benefits from its relationship with the Sub-Advisers, and that the Sub-Advisers may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Board also noted that one of the Sub-Advisers (JPMorgan) is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio will be recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements JPMorgan may engage in with respect to the Portfolio’s brokerage transactions.
Investment Performance. The Board Members noted the investment management experience, capabilities and resources of each Sub-Adviser with respect to other series of Transamerica funds managed by the Sub-Advisers. The Board Members considered the Sharpe Ratio (risk-return) and Standard Deviation comparison of the Sub-Advisers’ strategies versus that of GSAM and WAMCO, and determined: 1) that the JPMorgan strategy was superior to the GSAM strategy in terms of risk and return over the near-term as well as long-term periods; and 2) that the BlackRock strategy was superior to that of WAMCO in terms of risk and return. The Board Members noted that TAM believes that the appointment of the Sub-Advisers could benefit shareholders by offering them the potential for improved performance based on the historical comparisons, but the Board Members were unable to predict what effect execution of the Sub-Advisory Agreements would actually have on the future performance of the Portfolio. Based on this information, the Board Members determined that Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.
Conclusion. After consideration of the factors described above as well as other factors, the Board Members, including all of the independent members of the Board, concluded that the execution of the Sub-Advisory Agreements and the compensation to be received by the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Balanced Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreements”) of the Portfolio between TAM and each of the following sub-advisers: Goldman Sachs Asset Management, L.P., Western Asset Management Company and Western Asset Management Company Ltd. (each a “Sub-Adviser” and collectively the “Sub-Advisers”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including standard fee and composite performance information provided by the Sub-Advisers. The Trustees also considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Advisers’ investment approaches for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for one of the Sub-Advisers and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers and TAM’s management oversight process. The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs. In making this determination, the Trustees considered that they had previously approved the replacement of the Sub-Advisers, with such replacement to take effect in July 2010. Accordingly, the Trustees noted that the Sub-Advisers would provide services under the Sub-Advisory Agreements for a limited period of time.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was below median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the Transamerica Partners Institutional Fund’s performance was below the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3-year period. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Portfolio following the appointment of the new sub-advisers. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The total expenses of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Advisers, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS BALANCED PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.
Benefits to TAM, its affiliates, or the Sub-Advisers from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE VALUE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Large Value Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Aronson+Johnson+Ortiz, LP (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the Transamerica Partners Institutional Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the Sub-Adviser assumed management of the Portfolio in January 2009, and, accordingly, the longer-term performance is not entirely attributable to the Sub-Adviser. The Trustees agreed that they would continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The total expenses of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE VALUE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE CORE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Large Core Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Aronson+Johnson+Ortiz, LP (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the Transamerica Partners Institutional Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board noted that the Sub-Adviser assumed sole responsibility for the Portfolio in September 2009. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the medians for its peer group and peer universe. The total expenses of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE CORE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE GROWTH PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Large Growth Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreements”) of the Portfolio between TAM and each of the following sub-advisers: OFI Institutional Asset Management, Inc. and Wellington Management Company, LLP (each a “Sub-Adviser” and together the “Sub-Advisers”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by one of the Sub-Advisers as well as standard fee and composite performance information provided by the Sub-Advisers. The Trustees also considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approaches for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for certain Sub-Advisers and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Advisers. The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods and that the Transamerica Partners Institutional Fund’s performance was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5-year period. The Board noted that Jennison Associates LLC was appointed as sub-adviser in September 2009, and the Trustees agreed that they would continue to monitor the performance of the Portfolio for improvement. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The total expenses of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Advisers, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS LARGE GROWTH PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.
Benefits to TAM, its affiliates, or the Sub-Advisers from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Trustees also noted that they receive a CAPIS report regarding the Sub-Advisers’ participation in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID VALUE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Mid Value Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Cramer Rosenthal McGlynn, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about performance of a comparable account managed by the Sub-Adviser and standard fee information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period and that the Transamerica Partners Institutional Fund’s performance was below the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Portfolio. The Board also noted that J.P. Morgan Investment Management Inc. was approved as a sub-adviser to the Portfolio in September 2009. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The total expenses of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID VALUE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Trustees also noted that they receive a CAPIS report regarding the Sub-Adviser’s participation in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID GROWTH PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Mid Growth Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Columbus Circle Investors (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about performance of a comparable account managed by the Sub-Adviser as well as composite information provided by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past 1-year period, above the median for the past 3-year period and in line with the median for the past 5-year period and that the Transamerica Partners Institutional Fund’s performance was below the median for its peer universe for the past 1-year period, above the median for the past 3-year period and in line with the median for the past 5-year period. The Trustees discussed the reasons for the short-term underperformance with TAM, and agreed that they would continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was in line with the median for its peer group and below the median for its peer universe. The total expenses of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS MID GROWTH PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Trustees also noted that they receive a CAPIS report regarding the Sub-Adviser’s participation in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL VALUE PORTFOLIO
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT

(Unaudited)
At a meeting of the Board of Trustees (the “Board” or “Board Members”) of Transamerica Partners Portfolios held on June 10, 2010, the Board considered a proposal from Transamerica Asset Management, Inc. (“TAM”): (i) to terminate Mesirow Financial Investment Management, Inc. as a sub-adviser for Transamerica Partners Small Value Portfolio (the “Portfolio”) and (ii) approve an investment sub-advisory agreement between TAM and Wellington Management Company, LLP (“Wellington Management”) (the “Sub-Advisory Agreement”) for the Portfolio.
To assist the Board in its consideration of the Sub-Advisory Agreement, the Board received in advance of the meeting certain materials and information. In addition, the independent members of the Board consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations. Among other matters, the Board considered:
(a) that TAM advised the Board Members that the appointment of Wellington Management was not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services;
(b) that Wellington Management is an experienced and respected asset management firm and that Wellington Management has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on an assessment of the services that Wellington Management provides to other funds within the Transamerica Asset Management Group (“TAMG”) fund complex;
(c) the proposed responsibilities of Wellington Management for the Portfolio and the services expected to be provided by it;
(d) the fact that the sub-advisory fee payable to Wellington Management would be paid by TAM and not the Portfolio;
(e) that the sub-advisory fee will be reduced at certain asset levels, and that the sub-advisory fee paid by TAM to Wellington Management is consistent with TAM’s fiduciary duty under applicable law; and
(f) that TAM recommended to the Board that Wellington Management be appointed as Sub-Adviser to the Portfolio based on its desire to engage a sub-adviser with the ability to implement a small cap value strategy similar to that currently used by Wellington Management in advising Transamerica Partners Small Core Portfolio and with a proven performance record for that program.
Discussed below are some of the material factors considered by the Board. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.
Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by Wellington Management under the Sub-Advisory Agreement, the Board Members considered, among other things, information and assurances provided by TAM and Wellington Management as to the operations, facilities, organization and personnel of Wellington, the anticipated ability of Wellington Management to perform its duties under the Sub-Advisory Agreement, and the anticipated changes to the current investment program and other practices of the Portfolio. The Board Members considered that TAM has advised the Board Members that the appointment of Wellington Management is not expected to result in any diminution in the nature, quality and extent of services provided to the Portfolio and its shareholders, including compliance services. The Board Members considered that Wellington Management is an experienced and respected asset management firm and that TAM believes that Wellington Management has the capabilities, resources and personnel necessary to provide advisory services to the Portfolio based on the assessment of the services that Wellington Management provides to other funds within the TAMG complex, including a portion of the assets of Transamerica Partners Small Core Portfolio, which serves as a model for the investment program that Wellington Management intends to implement for the Portfolio if Wellington Management is appointed as sub-adviser. The Board Members also considered that they performed a full annual review of a number of sub-advisory agreements with Wellington Management the previous and same day. The Board also noted that TAM recommended to the Board that Wellington Management be appointed as sub-adviser to the Portfolio based on its desire to engage a sub-adviser with the ability to implement an investment program similar to that currently used by Wellington Management in advising other accounts and with a proven performance record for that program.
Based on their review of the materials provided and the assurances they had received from TAM, the Board Members determined that Wellington Management can provide sub-advisory services that are appropriate in scope and extent in light of the proposed investment program for the Portfolio and that Wellington Management’s appointment is not expected to adversely affect the nature, quality and extent of services provided to the Portfolio.
Fees and Costs of Services Provided. The Board Members considered the sub-advisory fee rate under the Sub-Advisory Agreement as well as the overall management fee structure of the Portfolio and other funds managed by Wellington Management and noted that the sub-advisory fee payable by TAM would be reduced at certain asset levels if the Sub-Advisory Agreement is implemented. The Board Members noted that the Portfolio does not pay the sub-advisory fee. The Board Members determined that the sub-advisory fee paid by TAM to Wellington Management is consistent with TAM’s fiduciary duty under applicable law.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL VALUE PORTFOLIO
APPROVAL OF NEW INVESTMENT SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)
Economies of Scale. The Board Members considered the sub-advisory fee schedule and the existence of breakpoints, if any. The Board Members concluded that they would have the opportunity to periodically reexamine whether economies of scale had been achieved, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future. The Board Members noted that TAM believes that the appointment of Wellington Management as sub-adviser has the potential to attract additional assets.
Fall-Out Benefits. The Board noted that management believes that other benefits anticipated to be derived by the Sub-Adviser from its relationship with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Board Members also noted that TAM would not realize soft dollar benefits from its relationship with Wellington Management, and that Wellington Management may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements. The Board also noted that Wellington Management is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio will be recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements Wellington Management may engage in with respect to the Portfolio’s brokerage transactions. The Board Members also considered the potential for increased visibility in the marketplace as a result of Wellington Management’s relationship with the Portfolio.
Investment Performance. The Board Members noted that the performance data as of March 31, 2010 indicated that Wellington Management’s small cap value strategy outperformed the Mesirow strategy over short- and longer-term trailing time periods, on both an absolute and a risk-adjusted basis. The Board Members noted that TAM believes that the appointment of Wellington Management could benefit shareholders by offering them the potential for superior performance based on the historical comparisons, but were unable to predict what effect execution of the Sub-Advisory Agreement would actually have on the future performance of the Portfolio. Based on this information, the Board Members determined that Wellington Management is capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies.
Conclusion. After consideration of the factors described above as well as other factors, the Board Members, including all of the independent members of the Board, concluded that the execution of the Sub-Advisory Agreement and the compensation to be received by the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL VALUE PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Small Value Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Mesirow Financial Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser and TAM’s management oversight process. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs. In making this determination, the Trustees considered that they had previously approved the replacement of the Sub-Adviser, with such replacement to take effect in July 2010. Accordingly, the Trustees noted that the Sub-Adviser would provide services under the Sub-Advisory Agreement for a limited period of time.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods and that the Transamerica Partners Institutional Fund’s performance was below the median for its peer universe for the past 1 - and 5-year periods and in line with the median for the past 3-year period. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Portfolio following the appointment of the new sub-adviser. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the median for its peer group and in line with the median for its peer universe. The total expenses of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL VALUE PORTFOLIO (continued)
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL
(unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Trustees also noted that they receive a CAPIS report regarding the Sub-Adviser’s participation in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Small Core Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreements”) of the Portfolio between TAM and each of the following sub-advisers: Fort Washington Investment Advisors, Inc., Invesco Advisers, Inc. (formerly known as INVESCO Institutional (N.A.), Inc.) and Wellington Management Company, LLP (each a “Sub-Adviser” and collectively the “Sub-Advisers”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreements through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by one of the Sub-Advisers as well as standard or composite fee and composite performance information provided by the Sub-Advisers. The Trustees also considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Advisers’ investment approaches for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Advisers and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Advisers. The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the Transamerica Partners Institutional Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Trustees noted that the longer-term performance was only partially attributable to the current Sub-Advisers of the Portfolio given sub-adviser changes in recent years. The Trustees agreed that they would continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The total expenses of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Advisers, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL CORE PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.
Benefits to TAM, its affiliates, or the Sub-Advisers from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Trustees also noted that they receive a CAPIS report regarding the participation of certain Sub-Advisers (Fort Washington Investment Advisors, Inc. and Wellington Management Company, LLP) in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements and the compensation to be received by TAM and the Sub-Advisers is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners Small Growth Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Perimeter Capital Partners LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past 1- and 5-year periods and in line with the median for the past 3-year period and that the Transamerica Partners Institutional Fund’s performance was below the median for its peer universe for the past 1- and 5-year periods and above the median for the past 3-year period. The Trustees discussed the reasons for the underperformance with TAM, and agreed that they would continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was above the median for its peer group and in line with the median for its peer universe. The total expenses of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS SMALL GROWTH PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio. The Trustees also noted that they receive a CAPIS report regarding the Sub-Adviser’s participation in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(Unaudited)
At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Board”) held on June 9-10, 2010, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Partners International Equity Portfolio (the “Portfolio”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Portfolio between TAM and Thornburg Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.
Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser under the agreements is consistent with TAM’s fiduciary duty under applicable law. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2011. In reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of a comparable fund and accounts managed by the Sub-Adviser. The Trustees also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolio (the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:
The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past, as well as the services anticipated to be provided in the future. The Trustees also considered the Sub-Adviser’s investment approach for the Portfolio. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers. The Board also considered the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s operations, the competitive landscape of the investment company business and investor needs.
The investment performance of the Portfolio. The Board considered the short and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2009. The Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the Transamerica Partners Institutional Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the Sub-Adviser assumed management of the Portfolio on January 1, 2009, and, accordingly, the longer-term performance is not entirely attributable to the Sub-Adviser. The Trustees agreed that they would continue to monitor the performance of the Portfolio. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Portfolio’s investment objectives, policies and strategies and competitive with other investment companies.
The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Portfolio and to Transamerica Partners Portfolios as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and the Transamerica Partners Institutional Fund’s contractual management fee was below the medians for its peer group and peer universe. The total expenses of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees noted the anticipated profitability of the relationship between the Portfolio, TAM and its affiliates, and the Sub-Adviser, as applicable, and determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the agreements are consistent with TAM’s fiduciary duty under applicable law. In making these observations and determinations, the Board reviewed, among other information, comparative information provided by Lipper and management.
Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolio grows. The Trustees considered the economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees considered the management fee schedule and the existence of breakpoints, if any. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Portfolio has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2010

TRANSAMERICA PARTNERS INTERNATIONAL EQUITY PORTFOLIO
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT
RENEWAL (Continued)

(Unaudited)
Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Portfolio. The Board noted that management believes that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Portfolio are expected to be consistent with industry practice and the best interests of the Portfolio and its shareholders. The Trustees also noted that TAM would not realize soft dollar benefits from its relationship with the Portfolio.
Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolio, reflected by TAM’s expense limitation and fee waiver arrangements with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.
Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including all of the independent members of the Board, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement and the compensation to be received by TAM and the Sub-Adviser is consistent with TAM’s fiduciary duty under applicable law and voted to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.

Transamerica Partners Portfolios	Semi-Annual Report 2010

Master Investment Portfolio —
S&P 500 Index Master Portfolio

II

(This page intentionally left blank)

Master Portfolio Information as of June 30, 2010	Master Investment Portfolio

Bond Index Master Portfolio

Percent of
Portfolio Composition	Long-Term Investments
U.S. Government Sponsored Agency Securities	42%
U.S. Treasury Obligations	31
Corporate Bonds	20
Foreign Agency Obligations	3
Non-Agency Mortgage-Backed Securities	3
Taxable Municipal Bonds	1

Percent of
Credit Quality Allocation[1]	Long-Term Investments
AAA/Aaa[2]	80%
AA/Aa	4
A	10
BBB/Baa	6

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service.
[2]	Includes US Government Sponsored Agency Securities, which are deemed AAA/Aaa by the investment advisor.

S&P 500 Stock Master Portfolio

Percent of
Sector Allocation	Long-Term Investments
Information Technology	19%
Financials	1
Health Care	12
Consumer Discretionary	11
Energy	11
Consumer Staples	11
Industrials	10
Utilities	4
Materials	3
Telecommunication Services	3

Percent of
Ten Largest Holdings	Long-Term Investments
Exxon Mobil Corp.	3%
Apple, Inc.	2
Microsoft Corp.	2
Procter & Gamble Co.	2
Johnson & Johnson	2
International Business Machines Corp.	2
General Electric Co.	2
JPMorgan Chase & Co.	2
Bank of America Corp.	2
AT&T Inc.	2

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classification used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK FUNDS III	JUNE 30, 2010	1

Schedule of Investments June 30, 2010 (Unaudited)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.35%, 2/07/20	$170	$194,679

Total Asset-Backed Securities — 0.1%		194,679

Corporate Bonds

Aerospace & Defense — 0.4%
The Boeing Co., 6.13%, 2/15/33	100	113,218
Honeywell International, Inc., 5.30%, 3/01/18	100	114,192
Lockheed Martin Corp., 6.15%, 9/01/36	100	115,703
United Technologies Corp.:
6.10%, 5/15/12	100	108,870
6.05%, 6/01/36	100	114,051

		566,034
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., 5.13%, 4/01/19	100	114,156
Beverages — 0.4%
Anheuser-Busch Cos., Inc., 6.45%, 9/01/37	100	111,781
Bottling Group, LLC, 4.63%, 11/15/12	100	108,090
Coca-Cola Enterprises, Inc., 8.50%, 2/01/22	100	137,963
Diageo Capital Plc, 5.20%, 1/30/13	150	163,157

		520,991
Capital Markets — 1.6%
The Bank of New York Mellon Corp., 4.95%, 11/01/12	250	270,723
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	200	221,522
Credit Suisse First Boston USA:
6.13%, 11/15/11	100	106,228
6.50%, 1/15/12	100	107,155
Deutsche Bank AG, 5.38%, 10/12/12	100	107,161
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	300	311,614
6.13%, 2/15/33	200	195,795
International Bank for Reconstruction & Development, 2.00%, 4/02/12	250	255,132
Jefferies Group, Inc., 8.50%, 7/15/19 (a)	50	56,163
Morgan Stanley:
5.30%, 3/01/13	150	155,986
4.75%, 4/01/14	200	200,343
5.75%, 10/18/16	225	226,670
Nomura Holdings, Inc., 5.00%, 3/04/15	50	52,834

		2,267,326
Chemicals — 0.3%
The Dow Chemical Co.:
6.00%, 10/01/12	100	107,525
8.55%, 5/15/19	100	122,411
E.I. du Pont de Nemours & Co., 6.00%, 7/15/18	125	146,699
Praxair, Inc., 4.63%, 3/30/15	100	109,638

		486,273
Commercial Banks — 1.7%
American Express Bank FSB, 5.50%, 4/16/13	250	270,133
BB&T Corp., 5.25%, 11/01/19	100	103,288
Barclays Bank Plc, 5.00%, 9/22/16	175	179,506
European Investment Bank:
4.88%, 2/16/16	250	279,302
5.13%, 9/13/16	225	254,857
HSBC Holdings Plc, 6.80%, 6/01/38	100	107,768
PNC Funding Corp., 5.63%, 2/01/17 (b)	150	159,581
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	75	70,370
Swiss Bank Corp., 7.00%, 10/15/15	150	165,976
Wachovia Bank NA/Wells Fargo & Co., 6.60%, 1/15/38	50	54,367
Wells Fargo & Co.:
5.25%, 10/23/12	250	267,541
5.63%, 12/11/17	300	327,958
Westpac Banking Corp., 4.88%, 11/19/19	100	103,276

		2,343,923
Commercial Services & Supplies — 0.2%
Vanderbilt University, 5.25%, 4/01/19	100	111,399
Waste Management, Inc., 7.00%, 7/15/28	100	115,635

		227,034
Communications Equipment — 0.2%
Cisco Systems, Inc., 4.95%, 2/15/19	250	274,783
Computers & Peripherals — 0.4%
Dell, Inc., 5.65%, 4/15/18	75	83,448
Hewlett-Packard Co., 4.75%, 6/02/14	150	166,198
International Business Machines Corp., 4.75%, 11/29/12	250	270,628

		520,274
Consumer Finance — 0.2%
American Express Credit Corp., 7.30%, 8/20/13	100	113,221
Capital One Financial Corp., 6.75%, 9/15/17	100	114,534
HSBC Finance Corp., 5.50%, 1/19/16	100	107,052

		334,807
Diversified Financial Services — 2.6%
Bank of America Corp.:
3.13%, 6/15/12	1,000	1,044,330
7.75%, 8/15/15	250	281,040
5.49%, 3/15/19	200	193,404
Citigroup, Inc.:
5.30%, 10/17/12 (a)	250	259,078
6.50%, 8/19/13	150	159,777
5.00%, 9/15/14	177	177,035
6.63%, 6/15/32	100	95,194
6.88%, 3/05/38	100	104,907

 Portfolio Abbreviations:

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO General Obligations	RB Revenue Bonds

See Notes to Financial Statements.

2	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Diversified Financial Services (concluded)
General Electric Capital Corp.:
5.63%, 5/01/18	$300	$318,814
5.88%, 1/14/38	100	98,060
Series G, 6.00%, 8/07/19	250	270,643
JPMorgan Chase & Co.:
5.13%, 9/15/14	250	266,782
6.40%, 5/15/38	100	115,752
Merrill Lynch & Co., Inc.:
6.05%, 8/15/12	200	212,649
6.11%, 1/29/37	100	90,818

		3,688,283
Diversified Telecommunication Services — 1.1%
AT&T Corp., 8.00%, 11/15/31	100	128,721
AT&T, Inc., 5.10%, 9/15/14	300	332,803
BellSouth Corp., 6.88%, 10/15/31	150	170,865
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	100	129,170
Embarq Corp., 7.08%, 6/01/16	100	106,606
Telecom Italia Capital SA, 5.25%, 11/15/13	150	154,934
Telefonica Europe BV, 8.25%, 9/15/30	50	61,613
Verizon Global Funding Corp., 7.75%, 12/01/30	250	311,537
Verizon Pennsylvania, Inc., 5.65%, 11/15/11	150	157,668

		1,553,917
Electric Utilities — 1.4%
Alabama Power Co., 5.50%, 10/15/17	100	113,408
Arizona Public Service Co., 6.50%, 3/01/12	100	107,241
Commonwealth Edison Co., 5.90%, 3/15/36	50	54,447
Consolidated Edison Co. of New York, Inc., 6.65%, 4/01/19	100	121,401
Consumers Energy Co., 5.00%, 2/15/12	150	158,012
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	116,097
Florida Power & Light Co./Progress Energy, 5.95%, 2/01/38	100	114,225
Florida Power Corp./Progress Energy, 6.40%, 6/15/38	100	119,516
Indiana Michigan Power Co., 6.05%, 3/15/37	100	103,585
Northern States Power Co, 8.00%, 8/28/12	100	113,994
Oncor Electric Delivery Co. LLC, 6.38%, 5/01/12	150	162,025
Pepco Holdings, Inc., 6.45%, 8/15/12	100	111,405
Southern California Edison Co., 5.00%, 1/15/16	200	222,973
The Toledo Edison Co., 6.15%, 5/15/37	100	107,090
Union Electric Co., 6.70%, 2/01/19	150	174,368
Virginia Electric & Power Co., 4.75%, 3/01/13	100	108,316

		2,008,103
Electrical Equipment — 0.1%
Emerson Electric Co., 5.00%, 4/15/19	100	111,324
Energy Equipment & Services — 0.1%
Halliburton Co., 6.15%, 9/15/19	100	109,541
Transocean, Inc., 5.25%, 3/15/13	100	94,069

		203,610
Food & Staples Retailing — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19	100	116,368
The Kroger Co., 6.15%, 1/15/20	100	115,517

		231,885
Food Products — 0.3%
Archer Daniels Midland Co., 8.38%, 4/15/17	150	192,420
Kraft Foods, Inc., 6.13%, 8/23/18	150	170,925

		363,345
Health Care Equipment & Supplies — 0.2%
Covidien International Finance SA, 6.55%, 10/15/37	125	151,233
Hospira, Inc., 6.05%, 3/30/17	125	140,735

		291,968
Health Care Providers & Services — 0.4%
Aetna, Inc., 6.75%, 12/15/37	50	56,603
Medco Health Solutions, Inc., 7.13%, 3/15/18	125	149,334
UnitedHealth Group, Inc., 6.88%, 2/15/38	100	113,049
WellPoint, Inc., 5.25%, 1/15/16	250	273,709

		592,695
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 5.35%, 3/01/18	100	114,529
Yum! Brands, Inc., 5.30%, 9/15/19	100	107,520

		222,049
Household Durables — 0.1%
Whirlpool Corp., 8.60%, 5/01/14	100	117,901
Industrial Conglomerates — 0.2%
General Electric Co.:
5.00%, 2/01/13	100	107,235
5.25%, 12/06/17	100	108,741

		215,976
Insurance — 0.6%
American International Group, Inc., 8.25%, 8/15/18	100	101,250
The Allstate Corp., 7.45%, 5/16/19	150	176,785
Berkshire Hathaway Finance Corp., 5.10%, 7/15/14	100	108,472
Genworth Financial, Inc., 7.70%, 6/15/20	50	49,946
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	100	86,716
MetLife, Inc., 5.00%, 6/15/15	100	106,887
Prudential Financial, Inc., 6.63%, 12/01/37	50	52,441
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	110,150

		792,647
Machinery — 0.4%
Caterpillar, Inc., 5.70%, 8/15/16	250	285,937
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 8/15/18	150	177,891
John Deere Capital Corp., 7.00%, 3/15/12	150	164,713

		628,541
Media — 1.2%
CBS Corp., 5.63%, 8/15/12	200	211,898
COX Communications, Inc., 5.50%, 10/01/15	100	109,156
Comcast Corp., 6.45%, 3/15/37	100	108,130
News America, Inc., 6.20%, 12/15/34	100	105,322
TCI Communications, Inc., 8.75%, 8/01/15	200	246,135

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	3

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value
Media (concluded)
Time Warner Cable, Inc.:
7.50%, 4/01/14	$200	$232,379
6.55%, 5/01/37 (a)	100	107,783
Time Warner, Inc.:
6.88%, 5/01/12	150	163,417
7.70%, 5/01/32	100	120,603
Viacom, Inc., 6.88%, 4/30/36	100	113,207
The Walt Disney Co., 6.38%, 3/01/12	100	108,388

		1,626,418
Metals & Mining — 0.5%
Alcoa, Inc., 5.90%, 2/01/27	150	131,954
BHP Billiton Finance USA Ltd., 4.80%, 4/15/13	100	108,449
Rio Tinto Alcan, Inc., 4.88%, 9/15/12	150	159,204
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	150	170,961
Vale Overseas Ltd., 6.88%, 11/21/36	100	104,251

		674,819
Multi-Utilities — 0.2%
Duke Energy Ohio, Inc., 5.70%, 9/15/12	100	108,181
Pacific Gas & Electric Co., 6.05%, 3/01/34	100	111,572
San Diego Gas & Electric Co., 6.13%, 9/15/37	100	118,221

		337,974
Multiline Retail — 0.3%
Target Corp., 6.50%, 10/15/37	100	120,560
Wal-Mart Stores, Inc.:
3.63%, 7/08/20	150	149,862
5.25%, 9/01/35	100	105,320

		375,742
Office Electronics — 0.1%
Xerox Corp., 5.63%, 12/15/19	100	106,412
Oil, Gas & Consumable Fuels — 1.7%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	117,832
Anadarko Petroleum Corp., 6.45%, 9/15/36	100	79,548
Apache Corp., 6.00%, 1/15/37	100	110,517
BP Capital Markets Plc, 3.63%, 5/08/14	100	85,565
Burlington Resources Finance Co., 7.20%, 8/15/31	100	119,938
ConocoPhillips, 4.60%, 1/15/15	200	218,490
Energy Transfer Partners LP, 9.70%, 3/15/19	150	181,238
Enterprise Products Operating LLC, 5.60%, 10/15/14	200	217,027
Kinder Morgan Energy Partners LP, 6.50%, 2/01/37	100	101,907
Marathon Oil Corp., 6.13%, 3/15/12	150	160,852
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	100	110,098
Petrobras International Finance Co., 5.75%, 1/20/20	150	151,057
Shell International Finance BV:
4.00%, 3/21/14	150	158,654
4.38%, 3/25/20	100	103,373
Suncor Energy, Inc., 6.50%, 6/15/38	100	111,656
Tennessee Gas Pipeline Co., 7.50%, 4/01/17	100	114,120
TransCanada PipeLines Ltd., 6.20%, 10/15/37	50	54,357
XTO Energy, Inc., 6.25%, 4/15/13	100	112,876

		2,309,105
Paper & Forest Products — 0.1%
International Paper Co., 7.95%, 6/15/18	175	208,353
Pharmaceuticals — 0.9%
Abbott Laboratories, 5.60%, 11/30/17	150	174,115
AstraZeneca Plc, 5.90%, 9/15/17	200	233,973
Eli Lilly & Co., 5.50%, 3/15/27	50	54,431
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	150	178,520
Johnson & Johnson, 5.15%, 8/15/12	125	136,254
Merck & Co., Inc., 5.95%, 12/01/28	100	115,031
Pharmacia Corp., 6.50%, 12/01/18	150	181,657
Wyeth, 5.50%, 3/15/13	150	165,911

		1,239,892
Real Estate Investment Trusts (REITs) — 0.4%
Boston Properties LP, 6.25%, 1/15/13	200	217,846
HCP, Inc., 6.00%, 1/30/17	100	100,968
Simon Property Group LP, 5.63%, 8/15/14	200	216,602

		535,416
Road & Rail — 0.2%
CSX Corp., 6.15%, 5/01/37	100	109,349
Norfolk Southern Corp., 7.70%, 5/15/17	150	186,543
Union Pacific Corp., 6.15%, 5/01/37	50	56,003

		351,895
Software — 0.1%
Oracle Corp., 5.75%, 4/15/18	150	173,651
Specialty Retail — 0.1%
The Home Depot, Inc., 5.88%, 12/16/36	100	102,510
Lowe’s Cos., Inc., 4.63%, 4/15/20	100	107,287

		209,797
Tobacco — 0.1%
Altria Group, Inc., 9.25%, 8/06/19	100	124,811
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 5.00%, 3/30/20 (c)	100	103,317
Vodafone Group Plc, 7.88%, 2/15/30	100	120,599

		223,916

Total Corporate Bonds — 19.5%		27,176,046

Foreign Agency Obligations
Asian Development Bank, 2.75%, 5/21/14 (a)	200	207,398
Brazilian Government International Bond:
8.00%, 1/15/18	222	257,778
7.13%, 1/20/37	200	236,000
Export Development Canada, 3.75%, 7/15/11	250	257,466
Inter-American Development Bank, 3.00%, 4/22/14	250	261,432
Israel Government International Bond, 4.63%, 6/15/13	100	107,587
Italian Republic, 6.88%, 9/27/23	200	227,544

See Notes to Financial Statements.

4	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

	Par
Foreign Agency Obligations	(000)	Value
KFW:
1.88%, 1/14/13	$550	$557,712
3.25%, 3/15/13	250	261,712
4.50%, 7/16/18 (a)	250	271,702
Mexico Government International Bond:
8.13%, 12/30/19	250	320,000
6.75%, 9/27/34	100	115,250
Ontario Electricity Financial Corp., 7.45%, 3/31/13	150	172,552
Panama Government International Bond, 5.20%, 1/30/20	100	104,000
Peruvian Government International Bond, 8.75%, 11/21/33	91	123,305
Poland Government International Bond, 6.38%, 7/15/19	100	110,622
Province of British Columbia Canada, 6.50%, 1/15/26	100	127,175
Province of Nova Scotia Canada, 5.75%, 2/27/12 (a)	150	160,624
Province of Quebec Canada, 5.00%, 3/01/16	250	279,323

Total Foreign Agency Obligations — 3.0%		4,159,182

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 3.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 3/11/12	600	582,752
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, 5.42%, 5/15/36 (d)	500	526,440
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 3/10/39	700	701,278
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C3, Class A5, 4.88%, 1/15/42	500	520,404
Series 2005-CB11, Class A2, 5.02%, 8/12/37	28	27,982
LB-UBS Commercial Mortgage Trust:
Series 2004-C2, Class A4, 4.37%, 3/15/36	500	506,460
Series 2006-C4, Class AM, 5.90%, 6/15/38 (d)	600	518,184
Morgan Stanley Capital I, Series 2006-HQ8, Class A4, 5.38%, 3/12/44 (d)	1,000	1,059,606

Total Non-Agency Mortgage-Backed Securities — 3.2%		4,443,106

Preferred Securities	Shares
Trust Preferred — 0.1%
Diversified Financial Services — 0.1%
JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	100,000	99,946

Total Preferred Securities — 0.1%		99,946

	Par
Taxable Municipal Bonds	(000)
Massachusetts School Building Authority, 5.72%, 8/15/39	$100	$107,418
New Jersey State Turnpike Authority, RB, 4.25%, 1/01/16	190	191,093
State of California, GO, Unlimited, 5.45%, 4/01/15	200	209,808
State of Illinois, GO, Unlimited, 5.10%, 6/01/33	200	155,916
State of Texas, GO, Build America Bonds, 5.52%, 4/01/39	100	106,334

Total Taxable Municipal Bonds — 0.6%		770,569

U.S. Government Sponsored Agency Securities
Agency Obligations — 6.4%
Fannie Mae:
2.75%, 2/05/14 (a)	300	312,498
4.38%, 3/15/13	850	926,261
4.63%, 10/15/13 (a)	1,750	1,934,413
5.00%, 3/15/16	400	454,855
Federal Farm Credit Bank, 1.88%, 12/07/12	500	510,752
Federal Home Loan Banks:
1.00%, 12/28/11	500	502,976
1.63%, 7/27/11	1,000	1,012,009
Financing Corp., 8.60%, 9/26/19	200	280,567
Freddie Mac:
2.35%, 8/27/12	1,000	1,003,057
4.63%, 10/25/12	990	1,075,573
6.25%, 7/15/32	345	436,739
Tennessee Valley Authority, 6.25%, 12/15/17	400	486,268

		8,935,968
Federal Deposit Insurance Corporation Guaranteed — 0.6%
Citigroup Funding, Inc., 2.25%, 12/10/12	250	257,351
General Electric Capital Corp., 2.20%, 6/08/12	500	513,194

		770,545
Mortgage-Backed Securities — 33.9%
Fannie Mae Mortgage Backed Securities:
3.20%, 10/01/36 (d)	2,067	2,162,893
4.00%, 5/01/24 — 8/01/39	2,397	2,443,023
4.50%, 5/01/24 — 2/01/40	3,372	3,509,843
5.00%, 1/01/19 — 11/01/33	5,621	5,998,119
5.50%, 6/01/25 — 3/01/34	6,305	6,801,763
5.82%, 11/01/36 (d)	330	350,258
6.00%, 7/01/37 — 2/01/38	2,957	3,213,308
6.50%, 7/01/32	847	946,000
7.00%, 2/01/32	116	131,293
Freddie Mac Mortgage Backed Securities:
4.00%, 5/01/19	428	450,885
4.50%, 4/01/18 — 10/01/39	5,484	5,738,832
5.00%, 10/01/18 — 8/01/35	4,158	4,427,248
5.50%, 9/01/22 — 1/01/39	4,845	5,221,329
6.50%, 6/01/31	161	178,916
8.00%, 12/01/24	476	545,262
Ginnie Mae Mortgage Backed Securities:
4.50%, 7/15/39	959	1,001,424
5.00%, 8/15/38 — 11/15/39	1,751	1,870,518
5.50%, 12/15/32	447	486,408
6.00%, 3/15/35 — 10/15/37	365	401,169

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	5

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

	Par
U.S. Government Sponsored Agency Securities	(000)	Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage Backed Securities (concluded):
6.50%, 9/15/36	$592	$651,598
7.50%, 12/15/23	613	694,684

		47,224,773

Total U.S. Government Sponsored Agency Securities — 40.9%		56,931,286

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/17 (a)	500	703,672
8.75%, 5/15/20	500	747,265
8.75%, 8/15/20	400	599,688
8.00%, 11/15/21 (a)	400	581,750
6.25%, 8/15/23	225	291,656
7.63%, 2/15/25	350	514,172
6.13%, 11/15/27 (a)	700	921,375
6.25%, 5/15/30	300	405,750
4.50%, 2/15/36	300	331,406
4.38%, 2/15/38 (a)	300	324,375
3.50%, 2/15/39	600	557,344
4.25%, 5/15/39	175	185,035
4.50%, 8/15/39	200	220,281
4.38%, 11/15/39	300	323,859
4.63%, 2/15/40	730	820,565
U.S. Treasury Notes:
1.00%, 7/31/11	750	754,687
1.00%, 8/31/11	3,500	3,522,694
4.63%, 10/31/11	700	739,047
1.00%, 12/31/11	500	503,653
0.88%, 2/29/12	115	115,615
1.00%, 3/31/12	300	302,274
0.75%, 5/31/12	400	401,156
4.88%, 6/30/12	650	705,808
4.38%, 8/15/12 (a)	500	540,039
1.75%, 8/15/12	400	409,281
1.38%, 9/15/12	1,000	1,015,234
1.38%, 11/15/12	500	507,149
1.13%, 12/15/12	500	504,102
1.38%, 1/15/13	1,500	1,520,157
1.75%, 4/15/13	400	409,092
1.38%, 5/15/13	1,250	1,265,237
3.38%, 6/30/13	1,070	1,146,656
3.38%, 7/31/13 (a)	400	428,875
1.75%, 1/31/14	700	711,266
4.75%, 5/15/14 (a)	175	197,422
2.63%, 7/31/14	450	470,215
2.38%, 8/31/14	1,250	1,292,285
2.38%, 9/30/14	1,450	1,497,692
4.25%, 11/15/14	900	1,002,305
2.50%, 3/31/15 (a)	1,300	1,347,125
2.50%, 4/30/15 (a)	790	818,082
1.88%, 6/30/15	1,500	1,505,742
4.25%, 8/15/15 (a)	1,150	1,285,933
4.50%, 2/15/16	500	565,898
5.13%, 5/15/16 (a)	250	291,738
4.88%, 8/15/16 (a)	1,000	1,157,500
4.63%, 11/15/16	250	285,313
2.75%, 11/30/16	750	768,925
4.63%, 2/15/17	150	171,363
4.50%, 5/15/17 (a)	1,625	1,848,691
4.75%, 8/15/17 (a)	375	433,565
4.25%, 11/15/17	275	308,924
3.88%, 5/15/18	500	546,485
4.00%, 8/15/18	500	549,961
2.75%, 2/15/19 (a)	750	747,187
3.63%, 8/15/19	250	264,356
3.38%, 11/15/19	500	517,852
3.63%, 2/15/20	870	919,209
3.50%, 5/15/20 (a)	811	848,237

Total U.S. Treasury Obligations — 30.7%		42,672,220

Total Long-Term Investments (Cost — $128,944,124) — 98.1%		136,447,034

Short-Term Securities	Shares
Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.28% (b)(e)(f)	13,790,684	13,790,684
BlackRock Cash Funds: Prime, SL Agency Shares, 0.28% (b)(e)(f)	2,761,626	2,761,626

Total Short-Term Securities (Cost — $16,552,310) — 11.9%		16,552,310

Total Investments (Cost — $145,496,434*) — 110.0%		152,999,344
Liabilities in Excess of Other Assets — (10.0)%		(13,860,266)

Net Assets — 100.0%		$139,139,078

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$145,732,880

Gross unrealized appreciation	$7,543,322
Gross unrealized depreciation	(276,858)

Net unrealized appreciation	$7,266,464

(a)	All or a portion of this security is on loan.

See Notes to Financial Statements.

6	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio (Percentages shown are based on Net Assets)

(b)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at					Shares Held at	Value at	Realized
Affiliate	December 31, 2009	Shares Purchased		Shares Sold		June 30, 2010	June 30, 2010	Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	37,190,435	—		23,399,751	[1]	13,790,684	$13,790,684	—	$12,717
BlackRock Cash Funds: Prime, SL Agency Shares	4,310,609	12,241,701	[1]	—		16,552,310	$16,552,310	—	$2,742
PNC Funding Corp.	150	—		—		150	$159,581	—	$4,219

[1]	Represents net shares activity.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	Represents the current yield as of report date.

 • For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

 • Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$194,679	—	$194,679
Corporate Bonds	—	27,176,046	—	27,176,046
Foreign Agency Obligations	—	4,159,182	—	4,159,182
Non-Agency Mortgage-Backed Securities	—	4,443,106	—	4,443,106
Preferred Securities	—	99,946	—	99,946
Taxable Municipal Bonds	—	770,569	—	770,569
U.S. Government Sponsored Agency Securities	—	56,931,286	—	56,931,286
U.S. Treasury Obligations	—	42,672,220	—	42,672,220
Short-Term Securities:
Money Market Funds	$16,552,310	—	—	16,552,310

Total	$16,552,310	$136,447,034	—	$152,999,344

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	7

Schedule of Investments June 30, 2010 (Unaudited)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 10.8%
Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (a)	44,896	$446,266
Johnson Controls, Inc.	124,258	3,338,813

		3,785,079
Automobiles — 0.4%
Ford Motor Co. (a)(b)	629,266	6,343,001
Harley-Davidson, Inc. (b)	43,485	966,672

		7,309,673
Distributors — 0.1%
Genuine Parts Co. (b)	29,328	1,156,990
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	23,239	986,960
DeVry, Inc. (b)	11,445	600,748
H&R Block, Inc. (b)	60,804	954,015

		2,541,723
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	79,963	2,418,081
Darden Restaurants, Inc. (b)	25,967	1,008,818
International Game Technology (b)	55,092	864,944
Marriott International, Inc., Class A	47,384	1,418,677
McDonald’s Corp.	198,914	13,102,465
Starbucks Corp.	137,632	3,344,458
Starwood Hotels & Resorts Worldwide, Inc. (b)	35,001	1,450,091
Wyndham Worldwide Corp. (b)	33,441	673,502
Wynn Resorts, Ltd.	12,754	972,748
Yum! Brands, Inc.	86,344	3,370,870

		28,624,654
Household Durables — 0.4%
D.R. Horton, Inc.	51,271	503,994
Fortune Brands, Inc.	28,133	1,102,251
Harman International Industries, Inc. (a)(b)	12,938	386,717
Leggett & Platt, Inc. (b)	27,453	550,707
Lennar Corp., Class A	30,306	421,557
Newell Rubbermaid, Inc. (b)	51,377	752,159
Pulte Homes, Inc. (a)	58,823	487,054
Stanley Black & Decker, Inc.	29,625	1,496,655
Whirlpool Corp.	13,874	1,218,415

		6,919,509
Internet & Catalog Retail — 0.5%
Amazon.com, Inc. (a)	63,391	6,926,100
Expedia, Inc. (b)	38,292	719,124
priceline.com, Inc. (a)	8,763	1,547,020

		9,192,244
Leisure Equipment & Products — 0.1%
Eastman Kodak Co. (a)(b)	51,438	223,241
Hasbro, Inc. (b)	24,177	993,674
Mattel, Inc. (b)	67,367	1,425,486

		2,642,401
Media — 3.0%
CBS Corp., Class B	125,592	1,623,905
Comcast Corp., Class A	521,216	9,053,522
DIRECTV, Class A (a)	167,874	5,694,286
Discovery Communications, Inc. (a)(b)	52,513	1,875,239
Gannett Co., Inc.	43,983	592,011
Interpublic Group of Cos., Inc. (a)	91,028	649,030
The McGraw-Hill Cos., Inc. (b)	58,274	1,639,830
Meredith Corp.	7,037	219,062
The New York Times Co., Class A (a)	22,451	194,201
News Corp., Class A	416,321	4,979,199
Omnicom Group, Inc.	56,697	1,944,707
Scripps Networks Interactive, Inc., Class A	16,583	668,958
Time Warner Cable, Inc.	65,389	3,405,459
Time Warner, Inc.	210,529	6,086,393
Viacom, Inc., Class B	112,193	3,519,495
The Walt Disney Co.	361,792	11,396,448
The Washington Post Co., Class B	1,135	465,895

		54,007,640
Multiline Retail — 1.9%
Big Lots, Inc. (a)	14,960	480,066
Family Dollar Stores, Inc.	24,946	940,215
J.C. Penney Co., Inc. (b)	43,629	937,151
Kohl’s Corp. (a)	56,877	2,701,658
Macy’s, Inc.	77,963	1,395,538
Nordstrom, Inc.	30,753	989,939
Sears Holdings Corp. (a)(b)	8,957	579,070
Target Corp.	136,042	6,689,185
Wal-Mart Stores, Inc.	384,004	18,459,072

		33,171,894
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	16,311	500,585
AutoNation, Inc. (a)(b)	16,362	319,059
AutoZone, Inc. (a)(b)	5,404	1,044,161
Bed Bath & Beyond, Inc. (a)(b)	48,626	1,803,052
Best Buy Co., Inc.	63,902	2,163,722
CarMax, Inc. (a)	41,197	819,820
GameStop Corp., Class A (a)(b)	28,329	532,302
The Gap, Inc.	82,915	1,613,526
The Home Depot, Inc. (b)	310,399	8,712,900
Limited Brands, Inc.	49,850	1,100,189
Lowe’s Cos., Inc.	264,001	5,390,900
O’Reilly Automotive, Inc. (a)(b)	25,510	1,213,256
Office Depot, Inc. (a)	52,911	213,760
RadioShack Corp. (b)	23,254	453,686
Ross Stores, Inc. (b)	22,631	1,206,006
The Sherwin-Williams Co. (b)	17,025	1,177,960
Staples, Inc.	134,825	2,568,416
The TJX Cos., Inc.	75,360	3,161,352
Tiffany & Co. (b)	23,484	890,278
Urban Outfitters, Inc. (a)(b)	24,054	827,217

		35,712,147
Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc. (b)	56,356	2,059,812
NIKE, Inc., Class B	71,775	4,848,401
Polo Ralph Lauren Corp.	12,151	886,537
VF Corp. (b)	16,269	1,158,027

		8,952,777

Total Consumer Discretionary		194,016,731

See Notes to Financial Statements.

8	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Staples — 10.1%
Beverages — 2.6%
Brown-Forman Corp., Class B (b)	20,075	$1,148,892
The Coca-Cola Co.	426,419	21,372,120
Coca-Cola Enterprises, Inc.	60,079	1,553,643
Constellation Brands, Inc. (a)(b)	35,548	555,260
Dr Pepper Snapple Group, Inc. (b)	45,380	1,696,758
Molson Coors Brewing Co., Class B (b)	29,141	1,234,413
PepsiCo, Inc.	298,114	18,170,049

		45,731,135
Food & Staples Retailing — 1.4%
CVS Caremark Corp.	251,385	7,370,608
Costco Wholesale Corp.	81,456	4,466,233
The Kroger Co. (b)	119,363	2,350,257
SUPERVALU, Inc. (b)	39,381	426,890
Safeway, Inc.	71,774	1,411,077
Sysco Corp. (b)	109,275	3,121,987
Walgreen Co.	180,734	4,825,598
Whole Foods Market, Inc. (a)	31,666	1,140,609

		25,113,259
Food Products — 1.8%
Archer Daniels Midland Co. (b)	118,780	3,066,900
Campbell Soup Co. (b)	34,565	1,238,464
ConAgra Foods, Inc.	82,298	1,919,189
Dean Foods Co. (a)(b)	34,022	342,602
General Mills, Inc.	122,570	4,353,686
H.J. Heinz Co.	58,413	2,524,610
The Hershey Co. (b)	30,639	1,468,527
Hormel Foods Corp. (b)	12,879	521,342
The J.M. Smucker Co.	22,002	1,324,960
Kellogg Co. (b)	47,109	2,369,583
Kraft Foods, Inc., Class A	322,061	9,017,708
McCormick & Co., Inc. (b)	24,468	928,805
Sara Lee Corp. (b)	122,139	1,722,160
Tyson Foods, Inc., Class A	56,393	924,281

		31,722,817
Household Products — 2.5%
Colgate-Palmolive Co.	90,597	7,135,420
The Clorox Co. (b)	26,014	1,617,030
Kimberly-Clark Corp.	76,468	4,636,255
The Procter & Gamble Co.	532,200	31,921,356

		45,310,061
Personal Products — 0.3%
Avon Products, Inc.	79,130	2,096,945
The Estee Lauder Cos., Inc., Class A (b)	22,101	1,231,689
Mead Johnson Nutrition Co.	37,776	1,893,333

		5,221,967
Tobacco — 1.5%
Altria Group, Inc.	384,694	7,709,268
Lorillard, Inc.	28,234	2,032,283
Philip Morris International, Inc.	342,360	15,693,782
Reynolds American, Inc. (b)	31,223	1,627,343

		27,062,676

Total Consumer Staples		180,161,915
Energy — 10.3%
Energy Equipment & Services — 1.7%
Baker Hughes, Inc. (b)	79,251	3,294,464
Cameron International Corp. (a)	45,104	1,466,782
Diamond Offshore Drilling, Inc. (b)	12,838	798,395
FMC Technologies, Inc. (a)	22,457	1,182,586
Halliburton Co.	167,220	4,105,251
Helmerich & Payne, Inc. (b)	19,526	713,089
Nabors Industries Ltd. (a)	52,675	928,133
National Oilwell Varco, Inc.	77,398	2,559,552
Rowan Cos., Inc. (a)(b)	21,139	463,790
Schlumberger Ltd.	220,340	12,193,616
Smith International, Inc.	45,903	1,728,248

		29,433,906
Oil, Gas & Consumable Fuels — 8.6%
Anadarko Petroleum Corp.	91,387	3,298,157
Apache Corp.	62,300	5,245,037
Cabot Oil & Gas Corp.	19,188	600,968
Chesapeake Energy Corp.	120,232	2,518,860
Chevron Corp.	371,230	25,191,668
ConocoPhillips	275,179	13,508,537
CONSOL Energy, Inc.	41,689	1,407,421
Denbury Resources, Inc. (a)	73,738	1,079,524
Devon Energy Corp. (b)	82,551	5,029,007
EOG Resources, Inc. (b)	46,762	4,599,978
El Paso Corp.	129,981	1,444,089
Exxon Mobil Corp.	944,555	53,905,742
Hess Corp.	53,977	2,717,202
Marathon Oil Corp. (b)	131,057	4,074,562
Massey Energy Co.	19,171	524,327
Murphy Oil Corp.	35,368	1,752,484
Noble Energy, Inc.	32,255	1,945,944
Occidental Petroleum Corp.	150,027	11,574,583
Peabody Energy Corp.	49,648	1,942,726
Pioneer Natural Resources Co. (b)	21,412	1,272,943
Range Resources Corp.	29,445	1,182,217
Southwestern Energy Co. (a)	63,946	2,470,874
Spectra Energy Corp. (b)	119,690	2,402,178
Sunoco, Inc. (b)	22,265	774,154
Tesoro Corp. (b)	26,464	308,835
Valero Energy Corp.	104,446	1,877,939
The Williams Cos., Inc.	107,920	1,972,778

		154,622,734

Total Energy		184,056,640
Financials — 15.7%
Capital Markets — 2.3%
Ameriprise Financial, Inc.	47,240	1,706,781
The Bank of New York Mellon Corp.	224,054	5,531,893
The Charles Schwab Corp. (b)	180,773	2,563,361
E*Trade Financial Corp. (a)	36,771	434,633
Federated Investors, Inc., Class B (b)	16,606	343,910
Franklin Resources, Inc.	27,295	2,352,556
The Goldman Sachs Group, Inc.	95,188	12,495,329
Invesco Ltd.	86,289	1,452,244
Janus Capital Group, Inc. (b)	34,640	307,603
Legg Mason, Inc.	30,411	852,420
Morgan Stanley	258,206	5,992,961
Northern Trust Corp.	44,672	2,086,183

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	9

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financials (continued)
Capital Markets (concluded)
State Street Corp.	92,674	$3,134,235
T Rowe Price Group, Inc.	47,943	2,128,190

		41,382,299
Commercial Banks — 3.0%
BB&T Corp.	127,842	3,363,523
Comerica, Inc.	32,566	1,199,406
Fifth Third Bancorp	146,807	1,804,258
First Horizon National Corp. (a)	42,341	484,803
Huntington Bancshares, Inc.	132,331	733,114
KeyCorp	162,375	1,248,664
M&T Bank Corp. (b)	15,368	1,305,512
Marshall & Ilsley Corp.	97,365	699,081
PNC Financial Services Group, Inc. (b)(c)	97,172	5,490,218
Regions Financial Corp.	220,249	1,449,238
SunTrust Banks, Inc.	92,334	2,151,382
U.S. Bancorp	354,092	7,913,956
Wells Fargo & Co.	962,929	24,650,982
Zions BanCorp.	29,595	638,364

		53,132,501
Consumer Finance — 0.8%
American Express Co.	221,900	8,809,430
Capital One Financial Corp.	84,329	3,398,459
Discover Financial Services	100,443	1,404,193
SLM Corp. (a)	89,714	932,128

		14,544,210
Diversified Financial Services — 4.3%
Bank of America Corp.	1,854,196	26,644,796
CME Group, Inc.	12,134	3,416,328
Citigroup, Inc. (a)	4,178,910	15,712,702
IntercontinentalExchange, Inc. (a)(b)	13,658	1,543,764
JPMorgan Chase & Co.	735,303	26,919,443
Leucadia National Corp. (a)(b)	35,048	683,786
Moody’s Corp. (b)	36,327	723,634
The NASDAQ OMX Group, Inc. (a)	26,916	478,566
NYSE Euronext	48,206	1,331,932

		77,454,951
Insurance — 3.8%
Aon Corp.	49,763	1,847,203
Aflac, Inc.	86,736	3,701,025
The Allstate Corp.	99,358	2,854,555
American International Group, Inc. (a)(b)	24,946	859,140
Assurant, Inc.	20,652	716,624
Berkshire Hathaway, Inc., Class B (a)	305,947	24,380,916
Chubb Corp.	60,360	3,018,604
Cincinnati Financial Corp. (b)	30,099	778,661
Genworth Financial, Inc., Class A (a)	90,331	1,180,626
Hartford Financial Services Group, Inc.	82,029	1,815,302
Lincoln National Corp.	55,869	1,357,058
Loews Corp.	64,932	2,162,885
Marsh & McLennan Cos., Inc. (b)	99,971	2,254,346
MetLife, Inc.	151,499	5,720,602
Principal Financial Group, Inc. (b)	59,054	1,384,226
The Progressive Corp. (b)	123,833	2,318,154
Prudential Financial, Inc.	86,079	4,618,999
Torchmark Corp.	15,243	754,681
The Travelers Cos., Inc. (b)	91,498	4,506,277
Unum Group	61,472	1,333,942
XL Group Plc	63,179	1,011,496

		68,575,322
Real Estate Investment Trusts (REITs) — 1.3%
Apartment Investment & Management Co.	21,803	422,324
AvalonBay Communities, Inc.	15,328	1,431,175
Boston Properties, Inc.	25,678	1,831,869
Equity Residential (b)	52,262	2,176,190
HCP, Inc. (b)	54,296	1,751,046
Health Care REIT, Inc.	22,922	965,475
Host Hotels & Resorts, Inc. (b)	121,573	1,638,804
Kimco Realty Corp.	74,913	1,006,831
Plum Creek Timber Co., Inc. (b)	30,098	1,039,284
ProLogis	88,081	892,261
Public Storage	25,096	2,206,189
Simon Property Group, Inc.	54,064	4,365,668
Ventas, Inc.	28,972	1,360,235
Vornado Realty Trust (b)	29,233	2,132,547

		23,219,898
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A (a)	49,915	679,343
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc. (b)	87,531	1,071,379
People’s United Financial, Inc. (b)	69,211	934,349

		2,005,728

Total Financials		280,994,252
Health Care — 11.6%
Biotechnology — 1.4%
Amgen, Inc. (a)	176,953	9,307,728
Biogen Idec, Inc. (a)	49,317	2,340,092
Celgene Corp. (a)	85,130	4,326,306
Cephalon, Inc. (a)	13,887	788,087
Genzyme Corp. (a)(b)	49,294	2,502,656
Gilead Sciences, Inc. (a)	164,385	5,635,118

		24,899,987
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	110,176	4,477,553
Becton Dickinson & Co.	43,100	2,914,422
Boston Scientific Corp. (a)	280,067	1,624,388
C.R. Bard, Inc.	17,565	1,361,814
CareFusion Corp. (a)	32,843	745,536
DENTSPLY International, Inc.	27,047	808,976
Hospira, Inc. (a)	30,640	1,760,268
Intuitive Surgical, Inc. (a)	7,235	2,283,511
Medtronic, Inc.	203,477	7,380,111
St. Jude Medical, Inc. (a)(b)	60,358	2,178,320
Stryker Corp.	52,025	2,604,371
Varian Medical Systems, Inc. (a)(b)	22,817	1,192,873
Zimmer Holdings, Inc. (a)	37,460	2,024,713

		31,356,856
Health Care Providers & Services — 2.1%
Aetna, Inc.	78,483	2,070,382
AmerisourceBergen Corp.	52,182	1,656,778
CIGNA Corp.	51,103	1,587,259
Cardinal Health, Inc.	66,878	2,247,770

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Health Care Providers & Services (concluded)
Coventry Health Care, Inc. (a)	27,442	$485,175
DaVita, Inc. (a)	19,190	1,198,224
Express Scripts, Inc. (a)	101,244	4,760,493
Humana, Inc. (a)	31,436	1,435,682
Laboratory Corp. of America Holdings (a)(b)	19,209	1,447,398
McKesson Corp.	50,130	3,366,731
Medco Health Solutions, Inc. (a)	84,389	4,648,146
Patterson Cos., Inc. (b)	17,308	493,797
Quest Diagnostics, Inc. (b)	27,916	1,389,379
Tenet Healthcare Corp. (a)	81,017	351,614
UnitedHealth Group, Inc.	209,968	5,963,091
WellPoint, Inc. (a)	78,909	3,861,017

		36,962,936
Health Care Technology — 0.1%
Cerner Corp. (a)(b)	12,602	956,366
Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (a)	33,729	1,593,695
Millipore Corp. (a)	10,348	1,103,614
PerkinElmer, Inc. (b)	21,849	451,619
Thermo Fisher Scientific, Inc. (a)	75,809	3,718,432
Waters Corp. (a)(b)	17,167	1,110,705

		7,978,065
Pharmaceuticals — 5.9%
Abbott Laboratories	285,401	13,351,059
Allergan, Inc.	56,802	3,309,284
Bristol-Myers Squibb Co.	317,661	7,922,465
Eli Lilly & Co.	187,448	6,279,508
Forest Laboratories, Inc. (a)	55,852	1,532,020
Johnson & Johnson	509,698	30,102,764
King Pharmaceuticals, Inc. (a)	46,567	353,444
Merck & Co., Inc. (b)	576,371	20,155,694
Mylan, Inc. (a)(b)	57,039	971,945
Pfizer, Inc.	1,490,891	21,260,106
Watson Pharmaceuticals, Inc. (a)(b)	19,872	806,207

		106,044,496

Total Health Care		208,198,706
Industrials — 10.0%
Aerospace & Defense — 2.8%
The Boeing Co.	140,211	8,798,240
General Dynamics Corp.	71,251	4,172,459
Goodrich Corp. (b)	23,121	1,531,766
Honeywell International, Inc.	141,529	5,523,877
ITT Corp. (b)	33,893	1,522,474
L-3 Communications Holdings, Inc.	21,378	1,514,418
Lockheed Martin Corp.	57,565	4,288,592
Northrop Grumman Corp.	55,636	3,028,824
Precision Castparts Corp.	26,266	2,703,297
Raytheon Co.	70,389	3,406,124
Rockwell Collins, Inc. (b)	29,072	1,544,595
United Technologies Corp. (b)	172,362	11,188,017

		49,222,683
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	30,641	1,705,478
Expeditors International of Washington, Inc. (b)	39,320	1,356,933
FedEx Corp.	57,852	4,056,004
United Parcel Service, Inc., Class B	182,964	10,408,822

		17,527,237
Airlines — 0.1%
Southwest Airlines Co.	137,500	1,527,625
Building Products — 0.0%
Masco Corp. (b)	66,243	712,775
Commercial Services & Supplies — 0.5%
Avery Dennison Corp. (b)	20,395	655,291
Cintas Corp.	24,297	582,399
Iron Mountain, Inc.	33,414	750,479
Pitney Bowes, Inc. (b)	38,326	841,639
R.R. Donnelley & Sons Co. (b)	38,096	623,632
Republic Services, Inc.	59,947	1,782,224
Stericycle, Inc. (a)(b)	15,630	1,025,015
Waste Management, Inc. (b)	89,220	2,791,694

		9,052,373
Construction & Engineering — 0.2%
Fluor Corp.	33,013	1,403,053
Jacobs Engineering Group, Inc. (a)(b)	23,089	841,363
Quanta Services, Inc. (a)(b)	38,953	804,379

		3,048,795
Electrical Equipment — 0.5%
Emerson Electric Co.	139,126	6,078,415
First Solar, Inc. (a)(b)	8,979	1,022,080
Rockwell Automation, Inc.	26,337	1,292,883
Roper Industries, Inc. (b)	17,340	970,346

		9,363,724
Industrial Conglomerates — 2.2%
3M Co. (b)	131,720	10,404,563
General Electric Co.	1,973,087	28,451,914
Textron, Inc. (b)	50,477	856,595

		39,713,072
Machinery — 1.7%
Caterpillar, Inc. (b)	115,958	6,965,597
Cummins, Inc.	37,050	2,413,067
Danaher Corp.	97,148	3,606,134
Deere & Co. (b)	78,475	4,369,488
Dover Corp. (b)	34,495	1,441,546
Eaton Corp.	30,957	2,025,826
Flowserve Corp. (b)	10,355	878,104
Illinois Tool Works, Inc.	71,468	2,950,199
PACCAR, Inc. (b)	67,401	2,687,278
Pall Corp.	21,591	742,083
Parker Hannifin Corp.	29,744	1,649,602
Snap-on, Inc.	10,751	439,823

		30,168,747
Professional Services — 0.1%
Dun & Bradstreet Corp.	9,305	624,552
Equifax, Inc.	23,381	656,071
Monster Worldwide, Inc. (a)	23,712	276,245
Robert Half International, Inc. (b)	27,919	657,492

		2,214,360

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	11

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Road & Rail — 0.8%
CSX Corp.	71,897	$3,568,248
Norfolk Southern Corp.	68,356	3,626,286
Ryder System, Inc. (b)	9,980	401,495
Union Pacific Corp.	93,492	6,498,629

		14,094,658
Trading Companies & Distributors — 0.1%
Fastenal Co. (b)	24,235	1,216,354
W.W. Grainger, Inc. (b)	11,444	1,138,106

		2,354,460

Total Industrials		179,000,509
Information Technology — 17.9%
Communications Equipment — 2.2%
Cisco Systems, Inc. (a)	1,055,571	22,494,218
Harris Corp.	23,980	998,767
JDS Uniphase Corp. (a)	41,564	408,990
Juniper Networks, Inc. (a)(b)	97,183	2,217,716
Motorola, Inc. (a)	429,289	2,798,964
QUALCOMM, Inc.	303,015	9,951,013
Tellabs, Inc.	71,443	456,521

		39,326,189
Computers & Peripherals — 6.1%
Apple, Inc. (a)	168,138	42,291,751
Dell, Inc. (a)	318,293	3,838,614
EMC Corp. (a)(b)	379,714	6,948,766
Hewlett-Packard Co.	431,522	18,676,272
International Business Machines Corp.	236,983	29,262,661
Lexmark International, Inc., Class A (a)(b)	14,496	478,803
NetApp, Inc. (a)	63,659	2,375,117
QLogic Corp. (a)(b)	20,612	342,571
SanDisk Corp. (a)	42,480	1,787,134
Teradata Corp. (a)	30,825	939,546
Western Digital Corp. (a)(b)	42,328	1,276,613

		108,217,848
Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies, Inc. (a)	64,290	1,827,765
Amphenol Corp., Class A (b)	32,055	1,259,120
Corning, Inc.	288,302	4,656,077
FLIR Systems, Inc. (a)	28,319	823,800
Jabil Circuit, Inc.	35,789	475,994
Molex, Inc. (b)	25,164	458,991

		9,501,747
Internet Software & Services — 1.6%
Akamai Technologies, Inc. (a)	31,790	1,289,720
eBay, Inc. (a)(b)	210,036	4,118,806
Google, Inc., Class A (a)	44,741	19,907,508
VeriSign, Inc. (a)	33,704	894,841
Yahoo!, Inc. (a)	217,465	3,007,541

		29,218,416
IT Services — 1.4%
Automatic Data Processing, Inc. (b)	92,910	3,740,557
Cognizant Technology Solutions Corp., Class A (a)	55,307	2,768,668
Computer Sciences Corp.	28,488	1,289,082
Fidelity National Information Services, Inc. (b)	61,210	1,641,652
Fiserv, Inc. (a)(b)	28,187	1,287,018
MasterCard, Inc., Class A (b)	17,881	3,567,796
Paychex, Inc.	59,412	1,542,930
SAIC, Inc. (a)	54,036	904,563
Total System Services, Inc.	36,579	497,474
Visa, Inc., Class A (b)	83,602	5,914,841
The Western Union Co.	124,149	1,851,062

		25,005,643
Office Electronics — 0.1%
Xerox Corp.	254,720	2,047,949
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	104,460	764,647
Altera Corp. (b)	55,715	1,382,289
Analog Devices, Inc.	55,038	1,533,359
Applied Materials, Inc.	248,121	2,982,414
Broadcom Corp., Class A (b)	79,772	2,630,083
Intel Corp.	1,028,440	20,003,158
KLA-Tencor Corp. (b)	31,395	875,293
LSI Corp. (a)	121,311	558,031
Linear Technology Corp. (b)	41,397	1,151,250
MEMC Electronic Materials, Inc. (a)(b)	42,286	417,786
Microchip Technology, Inc. (b)	34,267	950,567
Micron Technology, Inc. (a)(b)	157,786	1,339,603
NVIDIA Corp. (a)	105,681	1,079,003
National Semiconductor Corp.	43,961	591,715
Novellus Systems, Inc. (a)	17,811	451,687
Teradyne, Inc. (a)(b)	33,151	323,222
Texas Instruments, Inc.	225,769	5,255,902
Xilinx, Inc. (b)	50,581	1,277,676

		43,567,685
Software — 3.6%
Adobe Systems, Inc. (a)	97,237	2,569,974
Autodesk, Inc. (a)	42,380	1,032,377
BMC Software, Inc. (a)	33,526	1,161,005
CA, Inc.	72,131	1,327,210
Citrix Systems, Inc. (a)	34,308	1,448,827
Compuware Corp. (a)	41,170	328,537
Electronic Arts, Inc. (a)	60,545	871,848
Intuit, Inc. (a)	58,020	2,017,355
McAfee, Inc. (a)	28,814	885,166
Microsoft Corp.	1,408,984	32,420,722
Novell, Inc. (a)	65,133	369,955
Oracle Corp.	723,750	15,531,675
Red Hat, Inc. (a)	34,841	1,008,299
Salesforce.com, Inc. (a)(b)	20,900	1,793,638
Symantec Corp. (a)	147,561	2,048,147

		64,814,735

Total Information Technology		321,700,212
Materials — 3.2%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	39,224	2,542,107
Airgas, Inc.	15,416	958,875
CF Industries Holdings, Inc.	13,122	832,591
The Dow Chemical Co. (b)	213,332	5,060,235
E.I. du Pont de Nemours & Co. (b)	167,364	5,789,121
Eastman Chemical Co.	13,372	713,530
Ecolab, Inc. (b)	43,106	1,935,890

See Notes to Financial Statements.

12	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials (concluded)
Chemicals (concluded)
FMC Corp. (b)	13,426	$771,055
International Flavors & Fragrances, Inc. (b)	14,687	623,023
Monsanto Co.	100,775	4,657,821
PPG Industries, Inc.	30,722	1,855,916
Praxair, Inc.	56,514	4,294,499
Sigma-Aldrich Corp. (b)	22,419	1,117,139

		31,151,802
Construction Materials — 0.1%
Vulcan Materials Co. (b)	23,584	1,033,687
Containers & Packaging — 0.2%
Ball Corp.	17,052	900,857
Bemis Co., Inc. (b)	20,172	544,644
Owens-Illinois, Inc. (a)(b)	30,466	805,826
Pactiv Corp. (a)	24,541	683,467
Sealed Air Corp.	29,448	580,714

		3,515,508
Metals & Mining — 1.0%
AK Steel Holding Corp. (b)	20,926	249,438
Alcoa, Inc.	188,590	1,897,215
Allegheny Technologies, Inc. (b)	18,199	804,214
Cliffs Natural Resources, Inc. (b)	25,014	1,179,660
Freeport-McMoRan Copper & Gold, Inc.	87,138	5,152,470
Newmont Mining Corp.	90,753	5,603,090
Nucor Corp. (b)	58,207	2,228,164
Titanium Metals Corp. (a)	15,988	281,229
United States Steel Corp. (b)	26,482	1,020,881

		18,416,361
Paper & Forest Products — 0.2%
International Paper Co.	80,642	1,824,928
MeadWestvaco Corp. (b)	31,551	700,432
Weyerhaeuser Co. (b)	39,083	1,375,722

		3,901,082

Total Materials		58,018,440
Telecommunication Services — 2.9%
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	1,092,053	26,416,762
CenturyLink, Inc.	55,487	1,848,272
Frontier Communications Corp. (b)	58,196	413,773
Qwest Communications International, Inc.	275,783	1,447,861
Verizon Communications, Inc.	522,602	14,643,308
Windstream Corp. (b)	89,221	942,174

		45,712,150
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	74,520	3,316,140
MetroPCS Communications, Inc. (a)(b)	48,661	398,534
Sprint Nextel Corp. (a)	550,625	2,334,650

		6,049,324

Total Telecommunication Services		51,761,474
Utilities — 3.6%
Electric Utilities — 1.9%
Allegheny Energy, Inc.	31,315	647,594
American Electric Power Co., Inc. (b)	88,454	2,857,064
Duke Energy Corp. (b)	242,557	3,880,912
Edison International (b)	60,179	1,908,878
Entergy Corp.	34,967	2,504,337
Exelon Corp.	122,021	4,633,137
FPL Group, Inc. (b)	76,597	3,734,870
FirstEnergy Corp.	56,305	1,983,625
Northeast Utilities	32,503	828,176
PPL Corp.	86,554	2,159,522
Pepco Holdings, Inc.	41,219	646,314
Pinnacle West Capital Corp. (b)	20,140	732,290
Progress Energy, Inc. (b)	53,043	2,080,347
Southern Co.	152,307	5,068,777

		33,665,843
Gas Utilities — 0.2%
EQT Corp. (b)	26,571	960,276
Nicor, Inc.	8,492	343,926
Oneok, Inc.	19,647	849,733
Questar Corp.	32,340	1,471,146

		3,625,081
Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	123,396	1,140,179
Constellation Energy Group, Inc. (b)	37,250	1,201,313
NRG Energy, Inc. (a)	47,153	1,000,115

		3,341,607
Multi-Utilities — 1.3%
Ameren Corp. (b)	44,009	1,046,094
CMS Energy Corp. (b)	42,453	621,936
Centerpoint Energy, Inc.	76,911	1,012,149
Consolidated Edison, Inc. (b)	52,083	2,244,777
DTE Energy Co. (b)	31,105	1,418,699
Dominion Resources, Inc. (b)	110,102	4,265,352
Integrys Energy Group, Inc. (b)	14,222	622,070
NiSource, Inc.	51,236	742,922
PG&E Corp.	68,777	2,826,735
Public Service Enterprise Group, Inc. (b)	93,456	2,927,977
SCANA Corp. (b)	20,943	748,922
Sempra Energy	45,723	2,139,379
TECO Energy, Inc.	39,505	595,340
Wisconsin Energy Corp. (b)	21,591	1,095,527
Xcel Energy, Inc. (b)	84,883	1,749,439

		24,057,318

Total Utilities		64,689,849

Total Long-Term Investments (Cost — $1,793,347,313) — 96.1%		1,722,598,728

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	13

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.28% (c)(d)(e)	220,607,571	$220,607,571
BlackRock Cash Funds: Prime, SL Agency Shares, 0.28% (c)(d)(e)	38,215,966	38,215,966

		258,823,537

	Par
	(000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bill, 0.21%, 9/23/10 (f)(g)	$7,250	7,247,296

Total Short-Term Securities (Cost — $266,071,465) — 14.8%		266,070,833

Total Investments Before Short Positions (Cost — $2,059,418,778*) — 110.9%		1,988,669,561
Questar Corp. — new shares (a)	(32)	(522,291)

Total Short Positions (Proceeds Received — $522,201) — (0.0)%		(522,291)

Total Investments Net of Short Positions — 110.9%		1,988,147,270
Liabilities in Excess of Other Assets — (10.9)%		(195,442,770)

Net Assets — 100.0%		$1,792,704,500

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,123,612,827

Gross unrealized appreciation	$271,368,257
Gross unrealized depreciation	(406,311,523)

Net unrealized depreciation	$(134,943,266)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at				Shares Held at	Value at	Realized
Affiliate	December 31, 2009	Shares Purchased		Shares Sold	June 30, 2010	June 30, 2010	Loss	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	195,914,609	24,692,962	[1]	—	220,607,571	$220,607,571	—	$317,379
BlackRock Cash Funds: Prime, SL Agency Shares	26,419,811	11,796,155	[1]	—	38,215,966	$38,215,966	—	$60,456
PNC Financial Services Group, Inc.	93,431	14,587		(10,846)	97,172	$5,490,218	$(1,968,912)	$19,787

[1]	Represents net shares activity.

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rate shown is the yield to maturity as of the date of purchase.
(h)	In order to track the performance of its benchmark index, the Master Portfolio sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•	For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

 • Financial futures contracts purchased as of June 30, 2010 were as follows:

			Expiration	Face	Unrealized
Contracts	Issue	Exchange	Date	Value	Depreciation
1,347	S&P 500 INDEX	Chicago	September 2010	$69,141,510	$(3,815,083)

 • Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities.

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

14	BLACKROCK FUNDS III	JUNE 30, 2010

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$1,722,598,728	—	—	$1,722,598,728
Short-Term Securities:
Money Market Funds	258,823,537	—	—	258,823,537
U.S. Government Obligations	—	$7,247,296	—	7,247,296
Liabilities:
Investments in Securities:
Long-Term Investments:
Short Positions	(522,291)			(522,291)

Total	$1,980,899,974	$7,247,296	—	$1,988,147,270

[1] See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$(3,815,083)	—	—	$(3,815,083)

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	15

Statements of Assets and Liabilities	Master Investment Portfolio

	Bond	S&P 500
	Index	Stock
June 30, 2010 (Unaudited)	Master Portfolio	Master Portfolio

Assets
Investments at value — unaffiliated[1,2]	$136,287,453	$1,724,355,806
Investments at value — affiliated[3]	16,711,891	264,313,755
Investments sold receivable	1,016,066	522,201
Dividends receivable	—	2,319,751
Securities lending income receivable — affiliated	2,507	51,070
Interest receivable	1,041,466	478

Total assets	155,059,383	1,991,563,061

Liabilities
Collateral at value — securities loaned	14,250,522	197,201,737
Investments purchased payable	1,655,627	471,324
Margin variation payable	—	588,344
Short positions at value (proceeds — $522,201)	—	522,291
Investment advisory fees payable	4,457	63,809
Professional fees payable	9,699	11,056

Total liabilities	15,920,305	198,858,561

Net Assets	$139,139,078	$1,792,704,500

Net Assets Consist of
Investors’ capital	$131,636,168	$1,867,268,890
Net unrealized appreciation/depreciation	7,502,910	(74,564,390)

Net Assets	$139,139,078	$1,792,704,500

[1] Investments at cost — unaffiliated	$128,795,585	$1,795,106,122

[2] Securities loaned at value	$13,993,116	$191,916,845

[3] Investments at cost — affiliated	$16,700,849	$264,312,656

See Notes to Financial Statements.

16	BLACKROCK FUNDS III	JUNE 30, 2010

Statements of Operations	Master Investment Portfolio

	Bond	S&P 500
	Index	Stock
Six Months Ended June 30, 2010 (Unaudited)	Master Portfolio	Master Portfolio

Investment Income
Interest	$2,767,160	$3,674
Securities lending — affiliated	14,148	311,963
Income — affiliated	5,530	85,659
Dividends — unaffiliated	—	19,390,432

Total income	2,786,838	19,791,728

Expenses
Investment advisory	54,802	513,755
Professional	9,922	13,911
Independent Trustees	5,667	27,411

Total expenses	70,391	555,077
Less fees waived by advisor	(15,589)	(41,322)

Total expenses after fees waived	54,802	513,755

Net investment income	2,732,036	19,277,973

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,189,949	(80,710,395)
Investments — affiliated	—	(1,968,912)
Financial futures contracts	—	(3,325,816)

	1,189,949	(86,005,123)

Net change in unrealized appreciation/depreciation on:
Investments	3,528,440	(50,719,215)
Financial futures contracts	—	(4,186,530)
Short positions	—	(90)

	3,528,440	(54,905,835)

Total realized and unrealized gain (loss)	4,718,389	(140,910,958)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,450,425	$(121,632,985)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	17

Statements of Changes in Net Assets	Master Investment Portfolio

	Bond Index		S&P 500 Stock
	Master Portfolio		Master Portfolio
	Six Months		Six Months
	Ended		Ended
	June 30,	Year Ended	June 30,	Year Ended
	2010	December 31,	2010	December 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009	(Unaudited)	2009

Operations
Net investment income	$2,732,036	$6,055,581	$19,277,973	$40,788,743
Net realized gain (loss)	1,189,949	955,337	(86,005,123)	(63,153,127)
Net change in unrealized appreciation/depreciation	3,528,440	622,656	(54,905,835)	451,937,162

Net increase (decrease) in net assets resulting from operations	7,450,425	7,633,574	(121,632,985)	429,572,778

Capital Transactions
Proceeds from contributions	8,475,570	35,373,318	183,066,559	451,069,480
Fair value of withdrawals	(33,251,669)	(20,020,025)	(317,791,061)	(522,559,993)

Net increase (decrease) in net assets derived from capital transactions	(24,776,099)	15,353,293	(134,724,502)	(71,490,513)

Net Assets
Total increase (decrease) in net assets	(17,325,674)	22,986,867	(256,357,487)	358,082,265
Beginning of period	156,464,752	133,477,885	2,049,061,987	1,690,979,722

End of period	$139,139,078	$156,464,752	$1,792,704,500	$2,049,061,987

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2010

Financial Highlights	Master Investment Portfolio

	Bond Index Master Portfolio
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2010
	(Unaudited)	2009	2008	2007	2006	2005

Total Investment Return
Total investment return	5.56%[1]	5.36%	6.06%	7.31%	4.91%	2.27%

Ratios to Average Net Assets
Total expenses	0.10%[2]	0.09%	0.10%	0.11%	0.10%	0.08%

Total expenses after fees waived	0.08%[2]	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.99%[2]	4.20%	4.99%	5.15%	4.97%	4.56%

Supplemental Data
Net assets, end of period (000)	$139,139	$156,465	$133,478	$119,907	$103,696	$203,647

Portfolio turnover[3]	17%[4]	103%[5]	89%	61%	57%	76%

	S&P 500 Stock Master Portfolio
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2010
	(Unaudited)	2009	2008	2007	2006	2005

Total Investment Return
Total investment return	(6.63)%[1]	26.63%	(36.86)%	5.54%	15.75%	4.87%

Ratios to Average Net Assets
Total expenses	0.05%[2]	0.05%	0.05%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.05%[2]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	1.88%[2]	2.35%	2.32%	1.98%	1.93%	1.84%

Supplemental Data
Net assets, end of period (000)	$1,792,705	$2,049,062	$1,690,980	$2,920,748	$2,727,449	$2,408,526

Portfolio turnover[3]	4%	5%	8%	7%	14%	10%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Portfolio turnover rates include in-kind transactions, if any.

[4]	Includes mortgage dollar rolls transactions. Excluding these transactions, the portfolio turnover rate would have been 16%.

[5]	Includes mortgage dollar rolls transactions. Excluding these transactions, the portfolio turnover rate would have been 87%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2010	19

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP: Bond Index Master Portfolio and S&P 500 Stock Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: The Master Portfolios’ policy is to fair value their financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board of Trustees (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Master Portfolios value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Financial futures contracts traded on exchanges are valued at their last sale price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”).

When determining the price for Fair Value Assets, BFA seeks to determine the price that the Master Portfolios might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations are based upon all available factors that BFA deems relevant. The pricing of Fair Value Assets is subsequently reported to the Board.

Asset-Backed and Mortgaged-Backed Securities: The Bond Index Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Bond Index Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal National Mortgage Association (“FNMA”), including FHLMC and FNMA guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of FHLMC

20	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Investment Portfolio

and FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: Bond Index Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Interest can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

TBA Commitments: Bond Index Master Portfolio may enter into TBA commitments pursuant to which it agrees to purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for the mortgage-backed security. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA transactions with the intent to take possession of or deliver out the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, which is in addition to the risk of decline in the value of the Master Portfolio’s other assets.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either delivers collateral or segregates assets in connection with certain investments (e.g., dollar rolls, TBAs beyond normal settlement and financial futures contracts), or certain borrowings (e.g., reverse repurchase agreements), each Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statements of Operations.

Income Taxes: Each Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. However, each interestholder in such a Master

BLACKROCK FUNDS III	JUNE 30, 2010	21

Notes to Financial Statements (continued)	Master Investment Portfolio

Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Securities Lending: The Master Portfolios may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolios could experience delays and costs in gaining access to the collateral. The Master Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

S&P 500 Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, their exposure to equity risk.

Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to a Master Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, each Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Financial Futures Contracts: S&P 500 Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, a Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by each Master Portfolio as unrealized gains or losses. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:
Fair Value of Derivative Instruments as of June 30, 2010
	Liability Derivatives
S&P 500 Stock	Statement of Assets and
Master Portfolio	Liabilities Location	Value
Equity Contracts	Net unrealized appreciation/depreciation*	$(3,815,083)

*	Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in Schedule of Investments. Only the current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations
Six Months Ended June 30, 2010
		Net Change in Unrealized
S&P 500 Stock	Net Realized Loss From	Depreciation on
Master Portfolio	Financial Futures Contracts	Financial Futures Contracts
Equity Contracts	$3,325,816	$4,186,530

For the six months ended June 30, 2010, the average quarterly number of contracts and notional amount of outstanding financial futures contracts purchased was 1,279 and $69,847,185, respectively.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the

22	BLACKROCK FUNDS III	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Investment Portfolio

ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but BAC and Barclays are not.

MIP, on behalf of the Master Portfolios, entered into an investment advisory agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. BFA is entitled to receive an annual investment advisory fee of 0.08% and 0.05% of the average daily net assets of the Bond Index Master Portfolio and S&P 500 Stock Master Portfolio, respectively, as compensation for investment advisory services. From time to time, BFA may waive a portion of its investment advisory fees. Any such waivers will reduce the expenses of the applicable Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BFA has contractually agreed to cap the expenses of each Master Portfolio whereby BFA reduces the investment advisory fee by an amount equal to the independent expenses, through April 30, 2012, and are shown as fees waived by advisor in the Statement of Operations.

MIP entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services. BTC is not entitled to compensation for providing administration services to the Master Portfolios so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or so long as BTC (or an affiliate) receives investment advisory fees from the Master Portfolios. BTC has agreed to bear all costs of the Master Portfolios’ and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses. BTC may delegate certain of its administration duties to sub-administrators.

The Master Portfolios received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC as the securities lending agent. BTC may, on behalf of a Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or its registered money market funds advised by BTC or its affiliates. BTC has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

Each Master Portfolio invests its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2010, were as follows:

	Purchases	Sales
Bond Index Master Portfolio	$3,850,489	$15,378,373
S&P 500 Stock Master Portfolio	$82,254,698	$229,015,041

Purchases and sales of US government securities for the Bond Index Master Portfolio for the six months ended June 30, 2010 were $19,833,149 and $29,748,484, respectively.

5. Concentration, Market and Credit Risk:

The Bond Index Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to credit risk, the Master Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may default. Financial assets, which potentially expose the Master Portfolios to credit and counterparty risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities.

BLACKROCK FUNDS III	JUNE 30, 2010	23

Notes to Financial Statements (concluded)	Master Investment Portfolio

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	BLACKROCK FUNDS III	JUNE 30, 2010

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee
Rodney D. Johnson, Co-Chair of the Board and Trustee
David O. Beim, Trustee
Dr. Matina Horner, Trustee
Herbert I. London, Trustee and Member of the Audit Committee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chair of the Audit Committee and Trustee
Frederick W. Winter, Trustee and Member of the Audit Committee
Richard S. Davis, Trustee
Henry Gabbay, Trustee
Anne Ackerley, President and Chief Executive Officer
Jeffrey Holland, CFA, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary
Investment Advisor
BlackRock Fund Advisors
San Francisco, CA 94105

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02101

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Pricewaterhouse Coopers LLP
San Francisco, CA 94111

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
c/o BlackRock Investments, LLC
40 East 52nd Street
New York, NY 10022

BLACKROCK FUNDS III	JUNE 30, 2010	25

Additional Information

General Information

Availability of Quarterly Portfolio Schedule of Investments

The Funds/Master Portfolios file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio votes proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

26	BLACKROCK FUNDS III	JUNE 30, 2010

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#BDSP-6/10

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Notice of privacy policy
(Unaudited)
Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.
What Information We Collect and From Whom We Collect It
We may collect nonpublic personal information about you from the following sources:
•	Information we receive from you on applications or other forms, such as your name, address, and account number;
•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and
•	Information we receive from non-affiliated third parties, including consumer reporting agencies.
What Information We Disclose and To Whom We Disclose It
We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.
Our Security Procedures
We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.
If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.
Note: This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

TRANSAMERICA FUNDS
P.O. Box 9012, Clearwater, FL 33758-9012 Customer
Service: 1-888-233-4339

Item 1: Report(s) to Stockholders.The Semi-Annual Report is attached.
Item 2: Code of Ethics. Not applicable for semi-annual reports.
Item 3: Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4: Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5: Audit Committee of Listed Registrant. Not applicable for semi-annual reports.
Item 6: Investments.
The schedules of investments are included in the Semi-Annual report to shareholders filed under Item 1 of this Form N-CSR.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.
Item 11: Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

2

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Not Applicable
(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

3

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group (Registrant)
By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer Date: August 27, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer Date: August 27, 2010

By:	/s/ Robert A. DeVault, Jr.
Robert A. DeVault, Jr.
Principal Financial Officer Date: August 27, 2010

4

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer

5